Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Acrisure LLC TBD% due 02/15/2027	$645	$646
American Airlines, Inc. 10.329% (TSFR03M + 4.750%) due 04/20/2028 ~	850	884
Amsurg
10.123% (TSFR03M + 4.750%) due 11/03/2028 «~	628	628
14.248% due 07/20/2026 «~	2,298	2,298
Cengage Learning, Inc. TBD% due 03/22/2031	950	950
Level 3 Financing Inc.
11.896% (TSFR1M + 6.570%) due 04/15/2029 ~	498	495
11.896% (TSFR1M + 6.570%) due 04/15/2030 ~	502	499
MH SUB I, LLC 9.580% (TSFR1M + 4.250%) due 05/03/2028 ~	993	988
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~	1,000	1,003
Wesco Aircraft Holdings, Inc. TBD% due 05/01/2024 «	376	402

Total Loan Participations and Assignments (Cost $8,644)		8,793

CORPORATE BONDS & NOTES 96.3%
BANKING & FINANCE 16.4%
Acrisure LLC
8.250% due 02/01/2029	1,657	1,666
10.125% due 08/01/2026	415	431
AerCap Holdings NV 5.875% due 10/10/2079 •	536	533
AG TTMT Escrow Issuer LLC 8.625% due 09/30/2027	2,457	2,546
Alliant Holdings Intermediate LLC
4.250% due 10/15/2027	622	586
6.750% due 10/15/2027	3,739	3,687
6.750% due 04/15/2028	2,573	2,594
Allied Universal Holdco LLC
4.625% due 06/01/2028	2,994	2,728
6.625% due 07/15/2026	1,013	1,013
9.750% due 07/15/2027	2,208	2,217
Ally Financial, Inc. 5.750% due 11/20/2025	4,801	4,769
AmWINS Group, Inc.
4.875% due 06/30/2029	391	365
6.375% due 02/15/2029	911	916
Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	269
8.050% due 03/15/2028	3,453	3,510
Brookfield Property REIT, Inc.
4.500% due 04/01/2027	2,568	2,346
5.750% due 05/15/2026	2,207	2,169
Burford Capital Global Finance LLC 6.250% due 04/15/2028	1,637	1,596
Cantor Fitzgerald LP 7.200% due 12/12/2028	514	532
Castlelake Aviation Finance DAC 5.000% due 04/15/2027	1,171	1,129
Coinbase Global, Inc. 3.375% due 10/01/2028	1,733	1,487
Credit Acceptance Corp.
6.625% due 03/15/2026 (g)	1,707	1,707
9.250% due 12/15/2028	3,169	3,412
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	2,424	2,396
8.875% due 09/01/2031	660	698
Diversified Healthcare Trust
0.000% due 01/15/2026 (e)	945	803
4.750% due 02/15/2028	560	455
9.750% due 06/15/2025	2,050	2,054
Enova International, Inc. 8.500% due 09/15/2025	1,059	1,057

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Five Point Operating Co. LP 10.500% due 01/15/2028	1,275	1,314
Ford Motor Credit Co. LLC 5.125% due 06/16/2025	1,423	1,411
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,612	1,564
6.500% due 10/01/2025	1,467	1,466
9.750% due 08/01/2027	1,281	1,328
Freedom Mortgage Corp.
6.625% due 01/15/2027	783	760
7.625% due 05/01/2026	1,219	1,218
12.000% due 10/01/2028	3,502	3,821
Freedom Mortgage Holdings LLC 9.250% due 02/01/2029	1,717	1,759
Getty Images, Inc. 9.750% due 03/01/2027	2,095	2,101
GGAM Finance Ltd.
6.875% due 04/15/2029 (a)	1,300	1,308
7.750% due 05/15/2026	930	950
8.000% due 02/15/2027	3,130	3,234
8.000% due 06/15/2028	385	402
Global Aircraft Leasing Co. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 09/15/2024 (b)	161	153
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	2,714	2,448
GTCR AP Finance, Inc. 8.000% due 05/15/2027	1,282	1,287
HAT Holdings LLC
3.375% due 06/15/2026	3,139	2,960
6.000% due 04/15/2025	946	943
8.000% due 06/15/2027	890	929
Howard Hughes Corp. 5.375% due 08/01/2028	2,726	2,618
Hudson Pacific Properties LP 5.950% due 02/15/2028	2,552	2,361
Icahn Enterprises LP
4.750% due 09/15/2024	1,955	1,947
5.250% due 05/15/2027	3,731	3,374
6.250% due 05/15/2026	3,194	3,086
6.375% due 12/15/2025	1,556	1,545
Intesa Sanpaolo SpA
5.017% due 06/26/2024	5,839	5,820
5.710% due 01/15/2026	3,912	3,880
Iron Mountain, Inc.
4.875% due 09/15/2027	3,818	3,694
5.000% due 07/15/2028	387	371
5.250% due 03/15/2028	708	686
Jefferies Finance LLC 5.000% due 08/15/2028	2,932	2,699
Jefferson Capital Holdings LLC
6.000% due 08/15/2026	2,002	1,966
9.500% due 02/15/2029	1,378	1,412
Kennedy-Wilson, Inc. 4.750% due 03/01/2029	20	16
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	3,609	3,379
5.250% due 10/01/2025	1,332	1,309
LD Holdings Group LLC
6.125% due 04/01/2028	680	564
6.500% due 11/01/2025	426	414
LFS Topco LLC 5.875% due 10/15/2026	1,750	1,634
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	3,312	2,998
Macquarie Airfinance Holdings Ltd. 6.400% due 03/26/2029	575	585
Midcap Financial Issuer Trust 6.500% due 05/01/2028	4,768	4,403
MPT Operating Partnership LP 5.250% due 08/01/2026	900	825
Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	1,202	1,177
6.000% due 01/15/2027	4,007	3,953
Navient Corp.
5.000% due 03/15/2027	1,724	1,653
5.875% due 10/25/2024	596	596
6.750% due 06/25/2025	1,171	1,181
6.750% due 06/15/2026	3,377	3,407
NCL Finance Ltd. 6.125% due 03/15/2028	1,726	1,706
Necessity Retail REIT, Inc. 4.500% due 09/30/2028	761	652
NFP Corp. 6.875% due 08/15/2028	2,710	2,747

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NMI Holdings, Inc. 7.375% due 06/01/2025	105	106
Office Properties Income Trust
2.400% due 02/01/2027	250	123
4.500% due 02/01/2025	359	297
OneMain Finance Corp.
3.500% due 01/15/2027	2,693	2,503
6.625% due 01/15/2028	2,335	2,344
6.875% due 03/15/2025	2,084	2,107
7.125% due 03/15/2026	4,887	4,979
Osaic Holdings, Inc. 10.750% due 08/01/2027	387	401
Oxford Finance LLC 6.375% due 02/01/2027	1,871	1,776
Park Intermediate Holdings LLC
5.875% due 10/01/2028	20	20
7.500% due 06/01/2025	2,034	2,039
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	3,719	3,678
Popular, Inc. 7.250% due 03/13/2028	1,850	1,897
PRA Group, Inc.
7.375% due 09/01/2025	1,640	1,639
8.375% due 02/01/2028	1,941	1,933
Provident Funding Associates LP 6.375% due 06/15/2025	1,619	1,554
Rackspace Finance LLC 3.500% due 05/15/2028	408	282
Radian Group, Inc. 6.200% due 05/15/2029	682	693
RHP Hotel Properties LP
4.750% due 10/15/2027	1,361	1,311
7.250% due 07/15/2028	1,690	1,743
RLJ Lodging Trust LP 3.750% due 07/01/2026	1,935	1,844
Rocket Mortgage LLC
2.875% due 10/15/2026	5,052	4,672
3.625% due 03/01/2029	890	801
SBA Communications Corp.
3.125% due 02/01/2029	1,468	1,297
3.875% due 02/15/2027	2,441	2,323
Service Properties Trust
4.500% due 03/15/2025	1,048	1,025
4.750% due 10/01/2026	1,980	1,847
5.500% due 12/15/2027	2,033	1,940
7.500% due 09/15/2025	2,620	2,657
SLM Corp.
3.125% due 11/02/2026	2,592	2,410
4.200% due 10/29/2025	1,429	1,396
Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,165	1,094
3.750% due 12/31/2024	1,665	1,635
4.375% due 01/15/2027	2,068	1,947
4.750% due 03/15/2025	384	378
UniCredit SpA 5.861% due 06/19/2032 •	668	653
United Wholesale Mortgage LLC
5.500% due 11/15/2025	853	846
5.750% due 06/15/2027	362	352
Uniti Group LP 10.500% due 02/15/2028	5,839	6,059
Vornado Realty LP
2.150% due 06/01/2026	2,389	2,173
3.500% due 01/15/2025	1,168	1,142
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)	657	115
XHR LP 6.375% due 08/15/2025	1,209	1,211

		220,927

INDUSTRIALS 74.6%
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028	1,237	1,206
ACI Worldwide, Inc. 5.750% due 08/15/2026	250	247
Acushnet Co. 7.375% due 10/15/2028	412	427
AdaptHealth LLC 6.125% due 08/01/2028	1,364	1,282
Adient Global Holdings Ltd.
4.875% due 08/15/2026	2,297	2,241
7.000% due 04/15/2028	405	414

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	2,475	2,334
AECOM 5.125% due 03/15/2027	1,090	1,072
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	110
Ahead DB Holdings LLC 6.625% due 05/01/2028	1,609	1,458
Ahlstrom Holding Oy 4.875% due 02/04/2028	1,121	1,031
Air Canada 3.875% due 08/15/2026	2,971	2,839
Albertsons Cos., Inc.
3.250% due 03/15/2026	1,433	1,368
4.625% due 01/15/2027	1,698	1,644
5.875% due 02/15/2028	2,890	2,863
6.500% due 02/15/2028	961	972
7.500% due 03/15/2026	1,213	1,235
Albion Financing SARL
6.125% due 10/15/2026	2,361	2,342
8.750% due 04/15/2027	1,252	1,254
Alcoa Nederland Holding BV
5.500% due 12/15/2027	250	248
6.125% due 05/15/2028	969	971
Allegiant Travel Co. 7.250% due 08/15/2027	3,943	3,926
Allen Media LLC 10.500% due 02/15/2028	468	217
Alteryx, Inc. 8.750% due 03/15/2028 (g)	1,328	1,374
Altice Financing SA 5.000% due 01/15/2028	3,281	2,703
Altice France Holding SA
6.000% due 02/15/2028	2,086	596
10.500% due 05/15/2027	5,575	2,091
Altice France SA
5.125% due 07/15/2029	1,542	1,044
5.500% due 01/15/2028	2,634	1,873
8.125% due 02/01/2027	3,745	2,931
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) 10.000% due 06/15/2026 (b)(g)	3,053	2,369
AMC Networks, Inc.
4.750% due 08/01/2025	1,348	1,347
10.250% due 01/15/2029 (a)	2,000	2,016
Amer Sports Co. 6.750% due 02/16/2031	482	481
American Airlines, Inc.
5.500% due 04/20/2026	5,425	5,392
7.250% due 02/15/2028	1,441	1,465
8.500% due 05/15/2029	872	922
American Axle & Manufacturing, Inc.
6.500% due 04/01/2027	609	607
6.875% due 07/01/2028	1,434	1,430
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	871	784
4.000% due 01/15/2028	1,542	1,445
Amkor Technology, Inc. 6.625% due 09/15/2027	250	251
AMN Healthcare, Inc. 4.625% due 10/01/2027	250	238
ANGI Group LLC 3.875% due 08/15/2028	630	547
Aptim Corp. 7.750% due 06/15/2025	291	288
APX Group, Inc. 6.750% due 02/15/2027	430	432
Aramark Services, Inc.
5.000% due 04/01/2025	450	447
5.000% due 02/01/2028	2,416	2,334
Arches Buyer, Inc. 4.250% due 06/01/2028	2,342	2,064
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500% due 06/30/2027 (b)	3,699	1,242
Ardagh Metal Packaging Finance USA LLC 6.000% due 06/15/2027	1,918	1,864
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	4,290	3,886
5.250% due 04/30/2025	728	704
5.250% due 08/15/2027 (g)	2,890	1,824
Artera Services LLC 8.500% due 02/15/2031	911	935
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	969	925
7.000% due 11/01/2026	1,764	1,770

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

ATP Tower Holdings LLC 4.050% due 04/27/2026 (g)	1,496	1,418
Avantor Funding, Inc. 4.625% due 07/15/2028	1,830	1,736
Avient Corp. 5.750% due 05/15/2025	1,471	1,466
Avis Budget Car Rental LLC 4.750% due 04/01/2028	1,489	1,379
Axalta Coating Systems LLC
3.375% due 02/15/2029	500	448
4.750% due 06/15/2027	1,426	1,377
B&G Foods, Inc.
5.250% due 04/01/2025	364	362
5.250% due 09/15/2027 (g)	4,121	3,855
8.000% due 09/15/2028	1,172	1,222
B.C. Unlimited Liability Co.
3.875% due 01/15/2028	200	188
4.375% due 01/15/2028	4,923	4,660
5.750% due 04/15/2025	348	347
Bath & Body Works, Inc.
6.694% due 01/15/2027	697	712
9.375% due 07/01/2025	974	1,017
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	3,818	3,955
Bausch Health Americas, Inc. 9.250% due 04/01/2026	917	863
Bausch Health Cos., Inc.
4.875% due 06/01/2028	2,767	1,513
5.500% due 11/01/2025	2,666	2,519
5.750% due 08/15/2027	797	461
6.125% due 02/01/2027	1,077	672
9.000% due 12/15/2025 (g)	1,359	1,299
11.000% due 09/30/2028	2,954	1,979
Baytex Energy Corp. 8.750% due 04/01/2027	653	682
BC Ltd. 9.000% due 01/30/2028	312	306
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	3,632	3,550
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)	1,300	1,288
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026 (g)	1,674	1,628
Beazer Homes USA, Inc. 7.500% due 03/15/2031	977	988
Benteler International AG 10.500% due 05/15/2028	250	271
Berry Global, Inc.
4.500% due 02/15/2026	532	518
5.625% due 07/15/2027	125	124
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	10	9
Block Communications, Inc. 4.875% due 03/01/2028	430	384
Block, Inc. 2.750% due 06/01/2026	1,852	1,744
Bombardier, Inc.
6.000% due 02/15/2028	1,998	1,968
7.125% due 06/15/2026	4,722	4,795
7.875% due 04/15/2027	2,180	2,183
Borr IHC Ltd. 10.000% due 11/15/2028	1,300	1,358
Boxer Parent Co., Inc.
7.125% due 10/02/2025	1,971	1,974
9.125% due 03/01/2026	682	684
Boyd Gaming Corp. 4.750% due 12/01/2027	2,253	2,175
Brink's Co. 5.500% due 07/15/2025	500	498
Buckeye Partners LP
3.950% due 12/01/2026	991	948
4.125% due 03/01/2025	603	590
4.350% due 10/15/2024	263	261
4.500% due 03/01/2028	1,689	1,606
Cablevision Lightpath LLC 5.625% due 09/15/2028	300	251
Caesars Entertainment, Inc. 8.125% due 07/01/2027	2,730	2,798
Calderys Financing LLC 11.250% due 06/01/2028	361	389
Calumet Specialty Products Partners LP
8.125% due 01/15/2027	708	691
9.750% due 07/15/2028	863	858

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Camelot Finance SA 4.500% due 11/01/2026	2,854	2,753
Camelot Return Merger Sub, Inc. 8.750% due 08/01/2028	1,085	1,116
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	3,572	3,233
Carnival Corp.
4.000% due 08/01/2028	3,425	3,193
5.750% due 03/01/2027	6,401	6,339
7.625% due 03/01/2026	2,988	3,025
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028	2,962	3,233
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (b)	1,882	1,813
Cascades, Inc. 5.375% due 01/15/2028	665	639
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027	1,461	1,440
CCO Holdings LLC
5.000% due 02/01/2028	5,654	5,267
5.125% due 05/01/2027	6,363	6,067
5.500% due 05/01/2026	1,957	1,928
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	2,866	2,842
CEC Entertainment LLC 6.750% due 05/01/2026	1,264	1,257
Cedar Fair LP
5.500% due 05/01/2025	1,680	1,674
6.500% due 10/01/2028	474	476
Century Communities, Inc. 6.750% due 06/01/2027	246	247
CGG SA 8.750% due 04/01/2027 (g)	2,613	2,370
Champions Financing, Inc. 8.750% due 02/15/2029	512	537
Charles River Laboratories International, Inc. 4.250% due 05/01/2028	200	189
Chemours Co. 5.375% due 05/15/2027	1,564	1,501
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	1,365	1,302
Chesapeake Energy Corp. 5.500% due 02/01/2026	1,182	1,175
Chobani LLC
4.625% due 11/15/2028	250	233
7.625% due 07/01/2029	1,019	1,034
Churchill Downs, Inc. 5.500% due 04/01/2027	2,805	2,755
Cimpress PLC 7.000% due 06/15/2026	2,142	2,146
Cinemark USA, Inc.
5.250% due 07/15/2028	3,100	2,938
5.875% due 03/15/2026	1,486	1,468
Citgo Petroleum Corp.
6.375% due 06/15/2026	920	923
7.000% due 06/15/2025	2,044	2,043
8.375% due 01/15/2029	1,366	1,436
Civitas Resources, Inc.
5.000% due 10/15/2026	574	562
8.375% due 07/01/2028	2,159	2,276
Clarios Global LP
6.250% due 05/15/2026	2,374	2,375
6.750% due 05/15/2025	996	998
8.500% due 05/15/2027	1,975	1,982
Clean Harbors, Inc. 4.875% due 07/15/2027	43	42
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	2,822	2,662
7.750% due 04/15/2028	2,757	2,417
9.000% due 09/15/2028 (g)	1,999	2,084
Cleveland-Cliffs, Inc. 5.875% due 06/01/2027	482	482
Cloud Software Group, Inc. 6.500% due 03/31/2029	1,411	1,340
CMG Media Corp. 8.875% due 12/15/2027	890	591
CNX Resources Corp. 6.000% due 01/15/2029	873	856
Cogent Communications Group, Inc. 7.000% due 06/15/2027	3,512	3,500
CommScope Technologies LLC 6.000% due 06/15/2025 (g)	2,700	2,352
CommScope, Inc.
6.000% due 03/01/2026	4,005	3,670

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

7.125% due 07/01/2028	755	299
8.250% due 03/01/2027	2,150	1,009
Community Health Systems, Inc.
5.625% due 03/15/2027	5,426	5,000
8.000% due 03/15/2026	4,332	4,327
8.000% due 12/15/2027	1,861	1,828
Comstock Resources, Inc. 6.750% due 03/01/2029	2,085	1,990
Connect Finco SARL 6.750% due 10/01/2026	5,800	5,690
Consensus Cloud Solutions, Inc. 6.500% due 10/15/2028	306	272
Consolidated Communications, Inc. 6.500% due 10/01/2028	2,184	1,913
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	297	259
CoreLogic, Inc. 4.500% due 05/01/2028	2,839	2,549
Coty, Inc.
5.000% due 04/15/2026	818	806
6.500% due 04/15/2026	256	257
CPI CG, Inc. 8.625% due 03/15/2026	269	268
CQP Holdco LP 5.500% due 06/15/2031	464	439
Crescent Energy Finance LLC 9.250% due 02/15/2028	550	581
Crown Americas LLC
4.250% due 09/30/2026	775	751
4.750% due 02/01/2026	1,124	1,106
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	1,569	1,647
CSC Holdings LLC
5.375% due 02/01/2028	2,350	2,023
5.500% due 04/15/2027	4,265	3,820
6.500% due 02/01/2029	2,614	2,217
7.500% due 04/01/2028	2,173	1,467
11.250% due 05/15/2028	1,293	1,282
11.750% due 01/31/2029	1,833	1,837
CVR Energy, Inc. 8.500% due 01/15/2029	767	777
CVR Partners LP 6.125% due 06/15/2028	1,806	1,737
Dana, Inc. 5.375% due 11/15/2027	1,192	1,167
Dave & Buster's, Inc. 7.625% due 11/01/2025	238	240
Dealer Tire LLC 8.000% due 02/01/2028	318	317
Delek Logistics Partners LP
7.125% due 06/01/2028	283	276
8.625% due 03/15/2029	977	998
Delta Air Lines, Inc.
2.900% due 10/28/2024	1,275	1,253
7.375% due 01/15/2026	1,797	1,855
Directv Financing LLC
5.875% due 08/15/2027	8,118	7,685
8.875% due 02/01/2030	449	448
DISH DBS Corp.
5.250% due 12/01/2026	5,393	4,257
5.750% due 12/01/2028	3,732	2,572
5.875% due 11/15/2024	6,230	5,974
7.375% due 07/01/2028	1,998	964
7.750% due 07/01/2026	4,686	3,141
DISH Network Corp. 11.750% due 11/15/2027	6,857	7,007
Domtar Corp. 6.750% due 10/01/2028	1,154	1,048
Eco Material Technologies, Inc. 7.875% due 01/31/2027	856	869
Edgewell Personal Care Co. 5.500% due 06/01/2028	2,123	2,077
eG Global Finance PLC 12.000% due 11/30/2028	1,740	1,851
Elanco Animal Health, Inc. 6.650% due 08/28/2028	880	895
Element Solutions, Inc. 3.875% due 09/01/2028	1,773	1,628
Empire Communities Corp. 7.000% due 12/15/2025	250	251
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	534	540
Encompass Health Corp. 4.500% due 02/01/2028	1,238	1,180

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Enerflex Ltd. 9.000% due 10/15/2027	2,130	2,190
Energean PLC 6.500% due 04/30/2027	1,757	1,658
Energizer Holdings, Inc.
4.750% due 06/15/2028	1,332	1,235
6.500% due 12/31/2027	832	828
Energy Transfer LP
5.625% due 05/01/2027	461	460
5.750% due 04/01/2025	507	507
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,004	983
4.850% due 07/15/2026	1,065	1,045
EnQuest PLC 11.625% due 11/01/2027	162	162
Enviri Corp. 5.750% due 07/31/2027	575	542
EQM Midstream Partners LP
4.000% due 08/01/2024	1,263	1,254
4.125% due 12/01/2026	1,054	1,014
6.000% due 07/01/2025	2,057	2,061
7.500% due 06/01/2027	2,495	2,560
EquipmentShare.com, Inc. 9.000% due 05/15/2028	1,198	1,235
ESAB Corp. 6.250% due 04/15/2029 (a)	800	805
FAGE International SA 5.625% due 08/15/2026 (g)	494	488
Fair Isaac Corp.
4.000% due 06/15/2028	140	131
5.250% due 05/15/2026	340	336
Fertitta Entertainment LLC
4.625% due 01/15/2029	2,092	1,920
6.750% due 01/15/2030	670	602
First Quantum Minerals Ltd. 9.375% due 03/01/2029	823	854
Fluor Corp. 4.250% due 09/15/2028	315	295
FMG Resources Pty. Ltd. 4.500% due 09/15/2027	396	381
Foundation Building Materials, Inc. 6.000% due 03/01/2029	655	603
Frontier Communications Holdings LLC
5.000% due 05/01/2028	2,626	2,439
5.875% due 10/15/2027	3,337	3,233
6.750% due 05/01/2029	682	609
FTAI Infra Escrow Holdings LLC 10.500% due 06/01/2027	738	770
Full House Resorts, Inc. 8.250% due 02/15/2028	919	879
FXI Holdings, Inc. 12.250% due 11/15/2026	250	251
Gannett Holdings LLC 6.000% due 11/01/2026	1,052	963
Garda World Security Corp.
4.625% due 02/15/2027	1,652	1,584
7.750% due 02/15/2028	584	599
9.500% due 11/01/2027	4,280	4,309
Gates Global LLC 6.250% due 01/15/2026	1,105	1,103
GCI LLC 4.750% due 10/15/2028	250	229
Gen Digital, Inc.
5.000% due 04/15/2025	1,055	1,049
6.750% due 09/30/2027	1,427	1,449
GFL Environmental, Inc.
3.500% due 09/01/2028	1,325	1,215
3.750% due 08/01/2025	1,580	1,541
4.000% due 08/01/2028	2,002	1,848
4.250% due 06/01/2025	375	369
5.125% due 12/15/2026	1,139	1,120
Global Partners LP
7.000% due 08/01/2027	1,070	1,071
8.250% due 01/15/2032	429	445
GN Bondco LLC 9.500% due 10/15/2031 (g)	871	870
Go Daddy Operating Co. LLC
3.500% due 03/01/2029	490	442
5.250% due 12/01/2027	840	822
goeasy Ltd.
4.375% due 05/01/2026	1,881	1,811
7.625% due 07/01/2029	341	342
9.250% due 12/01/2028	2,882	3,077

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	1,764	1,706
5.000% due 05/31/2026	1,744	1,708
5.000% due 07/15/2029	853	797
9.500% due 05/31/2025	234	236
GrafTech Finance, Inc. 4.625% due 12/15/2028	811	522
Graham Holdings Co. 5.750% due 06/01/2026	250	248
Graham Packaging Co., Inc. 7.125% due 08/15/2028	1,847	1,677
Gran Tierra Energy, Inc. 9.500% due 10/15/2029 (g)	950	888
Graphic Packaging International LLC 4.750% due 07/15/2027	713	689
Gray Television, Inc.
5.875% due 07/15/2026	300	292
7.000% due 05/15/2027 (g)(k)	3,793	3,531
Griffon Corp. 5.750% due 03/01/2028	2,007	1,967
Grifols SA 4.750% due 10/15/2028 (g)	1,185	982
Group 1 Automotive, Inc. 4.000% due 08/15/2028	594	548
GrubHub Holdings, Inc. 5.500% due 07/01/2027	798	725
Gulfport Energy Corp. 8.000% due 05/17/2026	361	367
H&E Equipment Services, Inc 3.875% due 12/15/2028	2,232	2,046
Hanesbrands, Inc. 4.875% due 05/15/2026	2,008	1,956
Harbour Energy PLC 5.500% due 10/15/2026	1,625	1,588
Harvest Midstream LP 7.500% due 09/01/2028	2,343	2,378
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	4,035	3,791
Heartland Dental LLC
8.500% due 05/01/2026 (g)	385	382
10.500% due 04/30/2028	1,694	1,802
Herc Holdings, Inc. 5.500% due 07/15/2027	1,378	1,355
Hertz Corp. 4.625% due 12/01/2026	4,129	3,752
Hess Midstream Operations LP 5.625% due 02/15/2026	1,249	1,240
Hillenbrand, Inc.
5.000% due 09/15/2026	819	805
5.750% due 06/15/2025	208	208
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	832	832
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	1,184	1,165
Hologic, Inc. 4.625% due 02/01/2028	682	657
Howard Midstream Energy Partners LLC
6.750% due 01/15/2027	2,372	2,369
8.875% due 07/15/2028	700	739
Hudbay Minerals, Inc. 4.500% due 04/01/2026	2,109	2,045
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	1,763	1,469
6.625% due 08/01/2026 (g)	2,265	1,336
Husky Holding Ltd. (13.000% Cash or 13.750% PIK) 13.000% due 02/15/2025 (b)	362	363
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029	1,634	1,692
iHeartCommunications, Inc.
4.750% due 01/15/2028	1,394	980
5.250% due 08/15/2027	1,644	1,198
6.375% due 05/01/2026	1,646	1,406
8.375% due 05/01/2027 (g)	2,237	1,251
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	1,087	1,059
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	1,091	1,090
Illuminate Buyer LLC 9.000% due 07/01/2028	773	764
INEOS Finance PLC
6.750% due 05/15/2028	530	524
7.500% due 04/15/2029	474	476
Ingevity Corp. 3.875% due 11/01/2028	1,719	1,554

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Innophos Holdings, Inc. 9.375% due 02/15/2028	364	305
Installed Building Products, Inc. 5.750% due 02/01/2028	777	759
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	2,223	2,114
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	2,149	2,002
International Game Technology PLC
4.125% due 04/15/2026	1,928	1,870
5.250% due 01/15/2029	825	798
6.250% due 01/15/2027	1,246	1,256
6.500% due 02/15/2025	519	521
IQVIA, Inc.
5.000% due 10/15/2026	1,962	1,921
5.000% due 05/15/2027	2,428	2,373
IRB Holding Corp. 7.000% due 06/15/2025	1,229	1,230
Ithaca Energy North Sea PLC 9.000% due 07/15/2026	1,028	1,038
Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027 (g)	858	812
5.875% due 01/15/2028	1,113	1,096
7.750% due 10/15/2025	1,299	1,314
Jazz Securities DAC 4.375% due 01/15/2029	1,238	1,154
JELD-WEN, Inc. 4.875% due 12/15/2027	2,049	1,962
Kaiser Aluminum Corp. 4.625% due 03/01/2028	2,750	2,583
KeHE Distributors LLC 9.000% due 02/15/2029	500	508
Kinetik Holdings LP 6.625% due 12/15/2028	1,271	1,294
Kodiak Gas Services LLC 7.250% due 02/15/2029	1,000	1,019
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026	272	267
7.000% due 12/31/2027	464	461
LABL, Inc.
6.750% due 07/15/2026	1,598	1,580
10.500% due 07/15/2027	3,349	3,324
Las Vegas Sands Corp. 3.200% due 08/08/2024	2,560	2,533
LBM Acquisition LLC 6.250% due 01/15/2029	335	314
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027	3,056	2,871
Legacy LifePoint Health LLC 4.375% due 02/15/2027	2,198	2,096
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	835	828
Level 3 Financing, Inc.
3.400% due 03/01/2027	2,000	2,050
11.000% due 11/15/2029	756	787
Life Time, Inc.
5.750% due 01/15/2026	2,000	1,985
8.000% due 04/15/2026	2,078	2,105
Light & Wonder International, Inc. 7.000% due 05/15/2028	1,137	1,146
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	773	818
Lindblad Expeditions LLC 6.750% due 02/15/2027	1,658	1,672
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,893	1,756
4.750% due 10/15/2027	404	386
4.875% due 11/01/2024	1,432	1,423
5.625% due 03/15/2026	593	587
6.500% due 05/15/2027	3,095	3,131
LSB Industries, Inc. 6.250% due 10/15/2028	250	241
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026	2,902	2,878
Madison IAQ LLC 4.125% due 06/30/2028	981	908
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	421	414
Manitowoc Co., Inc. 9.000% due 04/01/2026	1,551	1,554
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028	2,045	1,923
Masonite International Corp. 5.375% due 02/01/2028	846	848

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Matador Resources Co.
5.875% due 09/15/2026	1,970	1,971
6.875% due 04/15/2028	718	735
Match Group Holdings LLC 5.000% due 12/15/2027	1,980	1,899
Matthews International Corp. 5.250% due 12/01/2025	359	352
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026	5,042	5,140
9.250% due 04/15/2027	4,360	4,330
Maxim Crane Works Holdings Capital LLC 11.500% due 09/01/2028	2,638	2,863
McGraw-Hill Education, Inc. 5.750% due 08/01/2028	2,955	2,789
Mclaren Finance PLC 7.500% due 08/01/2026	1,774	1,581
MEG Energy Corp. 7.125% due 02/01/2027	428	435
Melco Resorts Finance Ltd. 5.250% due 04/26/2026	1,639	1,584
Mercer International, Inc.
5.125% due 02/01/2029	682	600
5.500% due 01/15/2026	40	39
Merlin Entertainments Ltd. 5.750% due 06/15/2026	692	686
Methanex Corp. 5.125% due 10/15/2027	502	486
MGM China Holdings Ltd. 5.250% due 06/18/2025	761	751
MGM Resorts International
4.625% due 09/01/2026	1,853	1,814
5.500% due 04/15/2027	2,809	2,786
5.750% due 06/15/2025	427	427
6.750% due 05/01/2025	1,585	1,585
Michaels Cos., Inc. 5.250% due 05/01/2028	2,162	1,844
MicroStrategy, Inc. 6.125% due 06/15/2028	200	193
Millennium Escrow Corp. 6.625% due 08/01/2026 (g)	715	425
Mineral Resources Ltd.
8.000% due 11/01/2027	1,061	1,084
8.125% due 05/01/2027	3,503	3,547
9.250% due 10/01/2028	2,092	2,206
ModivCare, Inc. 5.875% due 11/15/2025	891	869
Mohegan Tribal Gaming Authority 8.000% due 02/01/2026	964	944
Molina Healthcare, Inc. 4.375% due 06/15/2028	1,434	1,349
Moog, Inc. 4.250% due 12/15/2027	741	700
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/2026	347	347
10.500% due 05/15/2027	434	449
Motion Bondco DAC 6.625% due 11/15/2027	999	966
MPH Acquisition Holdings LLC
5.500% due 09/01/2028	4,267	3,633
5.750% due 11/01/2028	1,814	1,432
Murphy Oil Corp. 5.875% due 12/01/2027	755	749
Murphy Oil USA, Inc. 5.625% due 05/01/2027	263	261
Nabors Industries Ltd.
7.250% due 01/15/2026	2,400	2,387
7.500% due 01/15/2028	730	685
Nabors Industries, Inc.
7.375% due 05/15/2027	1,442	1,441
9.125% due 01/31/2030	1,140	1,186
NCL Corp. Ltd.
3.625% due 12/15/2024	1,394	1,374
5.875% due 03/15/2026	5,120	5,058
5.875% due 02/15/2027	2,520	2,491
7.750% due 02/15/2029	582	605
8.375% due 02/01/2028	464	490
NCR Corp. 5.000% due 10/01/2028	2,918	2,723
Neptune Energy Bondco PLC 6.625% due 05/15/2025	685	685
New Enterprise Stone & Lime Co., Inc. 5.250% due 07/15/2028	598	574
New Fortress Energy, Inc.
6.500% due 09/30/2026	3,393	3,269

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.750% due 09/15/2025	2,291	2,277
8.750% due 03/15/2029	1,793	1,788
Newell Brands, Inc.
4.875% due 06/01/2025	1,300	1,282
5.700% due 04/01/2026	3,825	3,759
6.375% due 09/15/2027	1,414	1,395
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029	1,737	1,363
11.750% due 10/15/2028	2,301	2,493
Nexstar Media, Inc.
4.750% due 11/01/2028	2,755	2,513
5.625% due 07/15/2027	3,474	3,335
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	2,153	2,010
4.250% due 07/15/2024	1,156	1,147
4.500% due 09/15/2027	2,166	2,029
7.250% due 01/15/2029	1,705	1,746
Nordstrom, Inc. 4.000% due 03/15/2027	250	239
Northern Oil & Gas, Inc. 8.125% due 03/01/2028	1,294	1,314
Northriver Midstream Finance LP 5.625% due 02/15/2026	2,565	2,549
NOVA Chemicals Corp. 5.250% due 06/01/2027	2,036	1,919
Novelis Corp. 3.250% due 11/15/2026	2,760	2,575
NuStar Logistics LP
5.625% due 04/28/2027	1,724	1,708
5.750% due 10/01/2025	1,338	1,332
6.000% due 06/01/2026	583	581
Odeon Finco PLC 12.750% due 11/01/2027	1,437	1,459
Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	3,259	3,295
9.750% due 11/15/2028	3,210	3,423
ON Semiconductor Corp. 3.875% due 09/01/2028	2,073	1,907
Open Text Corp. 3.875% due 02/15/2028	3,656	3,389
Organon & Co. 4.125% due 04/30/2028	5,089	4,746
Oriflame Investment Holding PLC 5.125% due 05/04/2026	724	194
Outfront Media Capital LLC 5.000% due 08/15/2027	1,595	1,536
Owens-Brockway Glass Container, Inc. 6.375% due 08/15/2025	532	535
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	2,226	2,079
Pactiv LLC 7.950% due 12/15/2025 (g)	826	845
Paramount Global
3.375% due 02/15/2028	100	89
3.700% due 06/01/2028	969	859
4.200% due 05/19/2032	979	814
4.950% due 01/15/2031	100	89
6.875% due 04/30/2036	300	284
Parkland Corp. 5.875% due 07/15/2027	1,141	1,132
Penske Automotive Group, Inc. 3.500% due 09/01/2025	318	310
Perenti Finance Pty. Ltd. 6.500% due 10/07/2025 (g)	951	947
Performance Food Group, Inc.
5.500% due 10/15/2027	1,920	1,886
6.875% due 05/01/2025	1,146	1,147
Permian Resources Operating LLC
5.375% due 01/15/2026	965	956
6.875% due 04/01/2027	348	348
7.750% due 02/15/2026	1,069	1,084
8.000% due 04/15/2027	1,405	1,448
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024	1,418	1,394
4.375% due 03/15/2026	2,516	2,450
PetSmart, Inc.
4.750% due 02/15/2028	2,297	2,153
7.750% due 02/15/2029	2,629	2,562
Phinia, Inc. 6.750% due 04/15/2029 (a)	100	101
Pike Corp. 5.500% due 09/01/2028	2,853	2,734
Playtika Holding Corp. 4.250% due 03/15/2029	490	425

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

PM General Purchaser LLC 9.500% due 10/01/2028	474	484
Post Holdings, Inc. 5.625% due 01/15/2028	1,688	1,660
PRA Health Sciences, Inc. 2.875% due 07/15/2026	1,277	1,192
Presidio Holdings, Inc.
4.875% due 02/01/2027	694	676
8.250% due 02/01/2028	3,699	3,692
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	4,305	4,287
Prime Security Services Borrower LLC
5.250% due 04/15/2024 (g)	210	210
5.750% due 04/15/2026	4,765	4,754
6.250% due 01/15/2028	2,789	2,734
PTC, Inc. 3.625% due 02/15/2025	837	820
QVC, Inc.
4.450% due 02/15/2025	942	914
4.750% due 02/15/2027	419	373
Radiate Holdco LLC
4.500% due 09/15/2026	2,928	2,331
6.500% due 09/15/2028	746	356
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	633	685
Rakuten Group, Inc. 11.250% due 02/15/2027	2,883	3,059
Rand Parent LLC 8.500% due 02/15/2030 (g)	430	426
Range Resources Corp. 4.875% due 05/15/2025	1,022	1,016
Rayonier AM Products, Inc. 7.625% due 01/15/2026	224	206
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	4,684	4,694
Resorts World Las Vegas LLC 8.450% due 07/27/2030	570	616
Ritchie Bros Holdings, Inc. 6.750% due 03/15/2028	1,241	1,267
Rivian Holdings LLC 11.493% due 10/15/2026 •	1,144	1,156
Rockies Express Pipeline LLC 3.600% due 05/15/2025	670	654
Rolls-Royce PLC
3.625% due 10/14/2025	2,232	2,167
5.750% due 10/15/2027	2,419	2,428
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	1,956	1,822
4.250% due 07/01/2026	1,828	1,765
5.375% due 07/15/2027	3,472	3,425
5.500% due 08/31/2026	2,065	2,048
7.500% due 10/15/2027	3,489	3,678
9.250% due 01/15/2029	682	732
RXO, Inc. 7.500% due 11/15/2027	536	551
Sabre Global, Inc.
8.625% due 06/01/2027	3,666	3,220
11.250% due 12/15/2027 (g)	1,420	1,334
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	1,729	1,613
SCIL LLC 5.375% due 11/01/2026	2,684	2,608
Scripps Escrow, Inc.
3.875% due 01/15/2029	1,112	885
5.875% due 07/15/2027	3,189	2,671
Seagate HDD Cayman 4.750% due 01/01/2025	1,432	1,420
Sealed Air Corp.
5.500% due 09/15/2025	429	428
6.125% due 02/01/2028	2,179	2,185
Select Medical Corp. 6.250% due 08/15/2026	1,744	1,749
Sensata Technologies BV 5.000% due 10/01/2025	829	819
Shift4 Payments LLC 4.625% due 11/01/2026	2,285	2,211
Shutterfly Finance LLC 9.750% due 10/01/2027	251	252
Shutterfly Finance LLC (4.250% Cash and 4.250% PIK) 8.500% due 10/01/2027 (b)	1,621	1,289
Sigma Holdco BV 7.875% due 05/15/2026	854	821
Silgan Holdings, Inc. 4.125% due 02/01/2028	100	95

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Simmons Foods, Inc. 4.625% due 03/01/2029	1,762	1,559
Sinclair Television Group, Inc. 4.125% due 12/01/2030	953	695
Sirius XM Radio, Inc.
3.125% due 09/01/2026	2,952	2,768
4.000% due 07/15/2028	2,261	2,070
5.000% due 08/01/2027	4,244	4,086
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	2,306	2,387
Six Flags Entertainment Corp. 5.500% due 04/15/2027	361	353
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025	452	453
SM Energy Co.
5.625% due 06/01/2025	711	708
6.500% due 07/15/2028	274	275
6.625% due 01/15/2027	607	607
6.750% due 09/15/2026	891	893
Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	1,144	1,120
Solaris Midstream Holdings LLC 7.625% due 04/01/2026	863	873
Sotheby's 7.375% due 10/15/2027	2,275	2,121
Southwestern Energy Co. 5.700% due 01/23/2025	828	825
Specialty Building Products Holdings LLC 6.375% due 09/30/2026	1,207	1,200
Speedway Motorsports LLC 4.875% due 11/01/2027	659	628
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	413	397
4.600% due 06/15/2028	4,175	3,918
9.375% due 11/30/2029	521	569
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	56	52
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	3,406	2,588
SRS Distribution, Inc. 4.625% due 07/01/2028	1,011	1,019
SS&C Technologies, Inc. 5.500% due 09/30/2027	5,892	5,766
Standard Industries, Inc.
4.750% due 01/15/2028	1,602	1,530
5.000% due 02/15/2027	2,399	2,329
Staples, Inc.
7.500% due 04/15/2026	3,844	3,755
10.750% due 04/15/2027	600	571
Station Casinos LLC 4.500% due 02/15/2028	3,080	2,904
Strathcona Resources Ltd. 6.875% due 08/01/2026	2,180	2,185
Studio City Finance Ltd. 5.000% due 01/15/2029	1,229	1,082
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/2025	1,492	1,489
Summer BC Bidco B LLC 5.500% due 10/31/2026	1,955	1,889
Summit Materials LLC 5.250% due 01/15/2029	482	470
Sunnova Energy Corp. 5.875% due 09/01/2026	543	423
Sunoco LP
5.875% due 03/15/2028	434	430
7.000% due 09/15/2028	1,485	1,519
SUNRISE HOLDCO IV BV 5.500% due 01/15/2028	1,292	1,241
Surgery Center Holdings, Inc. 10.000% due 04/15/2027	487	488
Talos Production, Inc. 9.000% due 02/01/2029	482	512
Taylor Morrison Communities, Inc. 5.750% due 01/15/2028	530	527
TEGNA, Inc.
4.625% due 03/15/2028	2,883	2,648
4.750% due 03/15/2026	1,153	1,131
Teleflex, Inc.
4.250% due 06/01/2028	540	507
4.625% due 11/15/2027	1,142	1,099
Telesat Canada 5.625% due 12/06/2026 (g)	1,280	641
Tempo Acquisition LLC 5.750% due 06/01/2025	402	402

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Tenet Healthcare Corp.
5.125% due 11/01/2027	1,587	1,553
6.125% due 10/01/2028	2,677	2,670
6.250% due 02/01/2027	3,801	3,802
Titan Acquisition Ltd. 7.750% due 04/15/2026	1,078	1,078
Titan International, Inc. 7.000% due 04/30/2028	615	607
TK Elevator Holdco GmbH 7.625% due 07/15/2028	714	701
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	3,449	3,336
Townsquare Media, Inc. 6.875% due 02/01/2026	1,717	1,675
TransDigm, Inc.
5.500% due 11/15/2027	5,653	5,537
6.375% due 03/01/2029	5,018	5,040
6.750% due 08/15/2028	4,671	4,738
7.500% due 03/15/2027	612	613
Transocean Aquila Ltd. 8.000% due 09/30/2028	454	467
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	1,279	1,336
Transocean, Inc.
7.250% due 11/01/2025	556	554
7.500% due 01/15/2026	1,650	1,645
8.000% due 02/01/2027	646	642
8.750% due 02/15/2030	291	303
Travel & Leisure Co.
5.650% due 04/01/2024	655	655
6.600% due 10/01/2025	252	254
6.625% due 07/31/2026	3,321	3,350
TreeHouse Foods, Inc. 4.000% due 09/01/2028	1,271	1,142
Trident TPI Holdings, Inc. 12.750% due 12/31/2028	1,442	1,540
TriNet Group, Inc. 3.500% due 03/01/2029	500	449
Trinity Industries, Inc.
4.550% due 10/01/2024	802	795
7.750% due 07/15/2028	430	442
TripAdvisor, Inc. 7.000% due 07/15/2025	1,254	1,252
Triumph Group, Inc. 9.000% due 03/15/2028	3,264	3,445
Trivium Packaging Finance BV
5.500% due 08/15/2026	3,227	3,185
8.500% due 08/15/2027	936	925
Tronox, Inc. 4.625% due 03/15/2029	500	449
Tutor Perini Corp. 6.875% due 05/01/2025 (g)	750	743
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	3,248	3,131
U.S. Foods, Inc. 6.875% due 09/15/2028	2,163	2,217
U.S. Renal Care, Inc. 10.625% due 06/28/2028	326	286
Uber Technologies, Inc. 7.500% due 09/15/2027	2,808	2,877
Under Armour, Inc. 3.250% due 06/15/2026	1,533	1,457
Unisys Corp. 6.875% due 11/01/2027	430	383
United Airlines, Inc. 4.375% due 04/15/2026	5,343	5,169
United Natural Foods, Inc. 6.750% due 10/15/2028	507	422
United Rentals North America, Inc.
3.875% due 11/15/2027	455	431
4.875% due 01/15/2028	2,835	2,761
5.500% due 05/15/2027	963	961
Univision Communications, Inc.
6.625% due 06/01/2027	4,096	4,010
8.000% due 08/15/2028	2,987	3,045
Urban One, Inc. 7.375% due 02/01/2028	1,597	1,356
USA Compression Partners LP
6.875% due 04/01/2026	3,370	3,369
6.875% due 09/01/2027	1,764	1,769
7.125% due 03/15/2029	1,910	1,935
Vail Resorts, Inc. 6.250% due 05/15/2025	854	855

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Venture Global LNG, Inc.
8.125% due 06/01/2028	5,625	5,742
9.500% due 02/01/2029	5,018	5,412
Vericast Corp. 11.000% due 09/15/2026	1,669	1,784
Veritas U.S., Inc. 7.500% due 09/01/2025	2,833	2,600
Verscend Escrow Corp. 9.750% due 08/15/2026	411	413
Vertiv Group Corp. 4.125% due 11/15/2028	482	449
Viasat, Inc.
5.625% due 09/15/2025	1,827	1,782
6.500% due 07/15/2028	1,545	1,195
Videotron Ltd. 5.375% due 06/15/2024	668	666
Viking Cruises Ltd.
5.875% due 09/15/2027	2,159	2,120
6.250% due 05/15/2025	1,341	1,342
7.000% due 02/15/2029	582	585
Viper Energy Partners LP 5.375% due 11/01/2027	100	98
VistaJet Malta Finance PLC
7.875% due 05/01/2027	430	364
9.500% due 06/01/2028	556	473
Vital Energy, Inc.
7.875% due 04/15/2032	975	991
10.125% due 01/15/2028	1,436	1,508
Vmed O2 U.K. Financing PLC 7.750% due 04/15/2032 (a)	1,500	1,506
VOC Escrow Ltd. 5.000% due 02/15/2028	2,144	2,064
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	1,224	1,168
3.800% due 11/18/2024	1,224	1,207
Wand NewCo 3, Inc. 7.625% due 01/30/2032	474	491
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/2026	821	803
Waste Pro USA, Inc. 5.500% due 02/15/2026	1,418	1,398
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(b)(c)	1,533	1,395
WESCO Distribution, Inc.
6.375% due 03/15/2029	2,022	2,045
7.125% due 06/15/2025	1,542	1,544
7.250% due 06/15/2028	1,339	1,368
Western Digital Corp. 4.750% due 02/15/2026	4,540	4,438
White Cap Buyer LLC 6.875% due 10/15/2028	1,748	1,717
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)(g)	2,279	2,279
William Carter Co. 5.625% due 03/15/2027	283	281
Williams Scotsman, Inc. 6.125% due 06/15/2025	1,577	1,571
Windstream Escrow LLC 7.750% due 08/15/2028	1,466	1,358
Winnebago Industries, Inc. 6.250% due 07/15/2028	249	247
WR Grace Holdings LLC 4.875% due 06/15/2027	2,777	2,643
Wynn Las Vegas LLC 5.250% due 05/15/2027	2,631	2,579
Wynn Macau Ltd. 5.500% due 10/01/2027	1,236	1,184
Xerox Holdings Corp. 5.000% due 08/15/2025	638	630
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	2,992	2,466
6.125% due 03/01/2028	1,885	1,321
ZF North America Capital, Inc.
4.750% due 04/29/2025	2,646	2,615
6.875% due 04/14/2028	1,330	1,381
Ziggo Bond Co. BV 6.000% due 01/15/2027	1,507	1,486

		1,004,311

UTILITIES 5.3%
Aethon United BR LP 8.250% due 02/15/2026	649	657

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

AmeriGas Partners LP
5.500% due 05/20/2025	1,577	1,579
5.875% due 08/20/2026	2,187	2,185
9.375% due 06/01/2028	246	255
Antero Midstream Partners LP
5.750% due 03/01/2027	2,398	2,369
7.875% due 05/15/2026	1,818	1,857
Archrock Partners LP
6.250% due 04/01/2028	608	602
6.875% due 04/01/2027	1,037	1,041
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028	120	110
Blue Racer Midstream LLC
6.625% due 07/15/2026	1,565	1,562
7.625% due 12/15/2025	1,187	1,194
Calpine Corp.
4.500% due 02/15/2028	1,701	1,615
5.125% due 03/15/2028	3,856	3,704
5.250% due 06/01/2026	797	789
Clearway Energy Operating LLC 4.750% due 03/15/2028	1,943	1,848
CrownRock LP 5.625% due 10/15/2025	1,365	1,363
DPL, Inc. 4.125% due 07/01/2025	267	261
Drax Finco PLC 6.625% due 11/01/2025	1,580	1,569
Endeavor Energy Resources LP 5.750% due 01/30/2028	2,099	2,117
FirstEnergy Corp.
1.600% due 01/15/2026	737	688
2.050% due 03/01/2025	514	494
4.150% due 07/15/2027	2,998	2,878
Genesis Energy LP
6.250% due 05/15/2026	1,624	1,615
8.000% due 01/15/2027	4,762	4,822
8.250% due 01/15/2029	971	998
Hilcorp Energy LP 6.250% due 11/01/2028	1,021	1,021
Iliad Holding SASU
6.500% due 10/15/2026	2,957	2,931
7.000% due 10/15/2028	1,001	992
Lumen Technologies, Inc.
4.125% due 04/15/2029	425	270
4.125% due 04/15/2030	425	266
Millicom International Cellular SA 5.125% due 01/15/2028	680	645
NGL Energy Operating LLC 8.125% due 02/15/2029	1,324	1,357
NRG Energy, Inc. 5.750% due 01/15/2028	998	993
Pattern Energy Operations LP 4.500% due 08/15/2028	2,149	2,005
PBF Holding Co. LLC 6.000% due 02/15/2028	2,142	2,110
PG&E Corp. 5.000% due 07/01/2028	120	116
Qwest Corp. 7.250% due 09/15/2025	802	783
Summit Midstream Holdings LLC 9.000% due 10/15/2026 þ	941	952
Tallgrass Energy Partners LP
5.500% due 01/15/2028	3,645	3,514
6.000% due 03/01/2027	975	960
7.375% due 02/15/2029	1,044	1,051
Telecom Italia SpA 5.303% due 05/30/2024	2,568	2,556
TerraForm Power Operating LLC 5.000% due 01/31/2028	1,943	1,852
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,418	1,420
Vistra Operations Co. LLC
5.000% due 07/31/2027	210	203
5.500% due 09/01/2026	1,984	1,955

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.625% due 02/15/2027	4,899	4,828

		70,952

Total Corporate Bonds & Notes (Cost $1,296,154)		1,296,190

	SHARES
COMMON STOCKS 0.3%
FINANCIALS 0.2%
Bruin Blocker LLC «(d)(i)	182,994	0
Intelsat Emergence SA «(i)	90,881	2,491
Jerset Newco «(d)	5,855	419

		2,910

HEALTH CARE 0.1%
Amsurg Equity «(d)(i)	21,155	1,046

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC «(d)	530	0

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. «(d)(i)	22,812	6

Total Common Stocks (Cost $9,654)		3,962

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	57

Total Warrants (Cost $3,296)		57

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	3,178	0

Total Preferred Securities (Cost $1,041)		0

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (j) 1.3%		17,547

Total Short-Term Instruments (Cost $17,547)		17,547

Total Investments in Securities (Cost $1,336,336)		1,326,549

	SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
MUTUAL FUNDS 2.1%
PIMCO Government Money Market Fund 5.500% (f)(g)(h)	27,754,923	27,755

Total Short-Term Instruments (Cost $27,755)		27,755

Total Investments in Affiliates (Cost $27,755)		27,755

Total Investments 100.6% (Cost $1,364,091)		$1,354,304
Financial Derivative Instruments (l) (0.0)%(Cost or Premiums, net $1,150)		(33)
Other Assets and Liabilities, net (0.6)%		(8,149)

Net Assets 100.0%		$1,346,122

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Zero coupon security.
(f)					Institutional Class Shares of each Fund.
(g)					Securities with an aggregate market value of $27,136 were out on loan in exchange for $27,696 of cash collateral as of March 31, 2024.
(h)					Coupon represents a 7-Day Yield.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity					11/02/2023 - 11/06/2023	$884	$1,046	0.08%
Bruin Blocker LLC					04/20/2021	0	0	0.00
Intelsat Emergence SA					10/02/2018 - 07/03/2023	6,884	2,491	0.18
Riverbed Technology, Inc.					04/24/2018 - 12/07/2021	1,634	6	0.00

						$9,402	$3,543	0.26%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.430%	03/28/2024	04/01/2024	$15,400	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	$(15,752)	$15,400	$15,409
FICC	2.600	03/28/2024	04/01/2024	2,147	U.S. Treasury Notes 4.250% due 12/31/2025	(2,190)	2,147	2,148

Total Repurchase Agreements						$(17,942)	$17,547	$17,557

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC				4.500%	02/28/2024	TBD(3)	$(2,350)	$(2,360)

Total Reverse Repurchase Agreements								$(2,360)

(k)					Securities with an aggregate market value of $2,793 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(506) at a weighted average interest rate of 2.230. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2024	136	$27,810	$(8)		$0	$(28)
U.S. Treasury 5-Year Note June Futures				06/2024	213	22,794	68		0	(25)

Total Futures Contracts							$60	$0		$(53)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Calpine Corp.	5.000%	Quarterly	06/20/2028	2.039%	$2,500	$99	$178	$277	$7	$0
Carnival Corp.	1.000	Quarterly	12/20/2027	1.733	1,000	(100)	76	(24)	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2028	1.352	1,500	170	61	231	1	0
Transocean, Inc.	1.000	Quarterly	12/20/2028	3.391	600	(89)	32	(57)	2	0

						$80	$347	$427	$10	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index		5.000%	Quarterly	06/20/2026	$4,850	$183	$162	$345	$0	$0
CDX.HY-40 5-Year Index		5.000	Quarterly	06/20/2028	594	14	31	45	0	0
CDX.HY-41 5-Year Index		5.000	Quarterly	12/20/2028	35,838	207	2,491	2,698	10	0
CDX.HY-42 5-Year Index		5.000	Quarterly	06/20/2029	9,400	666	28	694	2	0

						$1,070	$2,712	$3,782	$12	$0

Total Swap Agreements						$1,150	$3,059	$4,209	$22	$(2)

Cash of $9,993 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$5,465	$3,328	$8,793
Corporate Bonds & Notes
Banking & Finance						0	220,812	115	220,927
Industrials						0	1,004,311	0	1,004,311
Utilities						0	70,952	0	70,952
Common Stocks
Financials						0	0	2,910	2,910
Health Care						0	0	1,046	1,046
Information Technology						0	0	6	6
Warrants
Financials						0	0	57	57

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	17,547	0	17,547

	$0	$1,319,087	$7,462	$1,326,549
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	27,755	0	0	27,755

Total Investments	$27,755	$1,319,087	$7,462	$1,354,304

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$22	$0	$22

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(55)	$0	$(55)

Total Financial Derivative Instruments	$0	$(33)	$0	$(33)

Totals	$27,755	$1,319,054	$7,462	$1,354,271

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2024	$47	$47
0.125% due 04/15/2025	41,481	40,458
0.125% due 10/15/2025	7,238	7,026
0.125% due 04/15/2026	61,690	59,092
0.125% due 07/15/2026	16,452	15,772
0.125% due 10/15/2026	18,977	18,108
0.125% due 04/15/2027	6,274	5,913
0.125% due 01/15/2030	44,244	40,066
0.125% due 01/15/2032	5,162	4,512
0.250% due 01/15/2025	2,355	2,315
0.250% due 07/15/2029	6,225	5,742
0.375% due 07/15/2025	40,461	39,583
0.375% due 01/15/2027	38,436	36,670
0.375% due 07/15/2027	17,101	16,276
0.500% due 01/15/2028	39,989	37,849
0.625% due 01/15/2026	63,790	61,965
0.750% due 07/15/2028	19,095	18,248
0.875% due 01/15/2029	23,735	22,634
1.250% due 04/15/2028	14,361	13,954
1.625% due 10/15/2027	20,231	20,041
1.750% due 01/15/2028	22,415	22,235
2.375% due 01/15/2025	8,898	8,890
2.500% due 01/15/2029	18,786	19,307

Total U.S. Treasury Obligations (Cost $544,364)		516,703

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.1%		662

U.S. TREASURY BILLS 0.1%
10.726% due 05/09/2024 (a)(b)	371	369

Total Short-Term Instruments (Cost $1,031)		1,031

Total Investments in Securities (Cost $545,395)		517,734

Total Investments 99.9% (Cost $545,395)		$517,734
Other Assets and Liabilities, net 0.1%		750

Net Assets 100.0%		$518,484

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$662	U.S. Treasury Notes 4.250% due 12/31/2025		$(675)	$662	$662

Total Repurchase Agreements							$(675)	$662	$662

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$516,703	$0	$516,703
Short-Term Instruments
Repurchase Agreements					0	662	0	662
U.S. Treasury Bills					0	369	0	369

Total Investments					$0	$517,734	$0	$517,734

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2051	$35,260	$21,111
0.125% due 02/15/2052	32,051	18,899
0.250% due 02/15/2050	54,392	34,393
0.625% due 02/15/2043	101,554	78,077
0.750% due 02/15/2042	89,613	71,609
0.750% due 02/15/2045	99,120	76,171
0.875% due 02/15/2047	87,512	67,564
1.000% due 02/15/2046	88,324	70,802
1.000% due 02/15/2048	82,177	64,797
1.000% due 02/15/2049	55,727	43,716
1.375% due 02/15/2044	102,771	90,245
1.500% due 02/15/2053	14,986	13,098
1.750% due 01/15/2034	31	31
2.125% due 02/15/2040	15,190	15,392
2.125% due 02/15/2041	68,123	69,083
2.125% due 02/15/2054	3,718	3,762

Total U.S. Treasury Obligations (Cost $1,013,320)		738,750

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		481

U.S. TREASURY BILLS 0.0%
5.360% due 05/16/2024 (a)(b)	186	185

Total Short-Term Instruments (Cost $666)		666

Total Investments in Securities (Cost $1,013,986)		739,416

Total Investments 99.9% (Cost $1,013,986)		$739,416
Other Assets and Liabilities, net 0.1%		988

Net Assets 100.0%		$740,404

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$481	U.S. Treasury Notes 4.250% due 12/31/2025		$(490)	$481	$481

Total Repurchase Agreements							$(490)	$481	$481

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$738,750	$0	$738,750
Short-Term Instruments
Repurchase Agreements					0	481	0	481
U.S. Treasury Bills					0	185	0	185

Total Investments					$0	$739,416	$0	$739,416

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2049	$158,970	$53,230
0.000% due 05/15/2049	157,332	52,242
0.000% due 08/15/2049	203,318	67,090
0.000% due 11/15/2049	205,446	67,248
0.000% due 02/15/2050	196,666	63,716
0.000% due 05/15/2050	206,788	66,569
0.000% due 08/15/2050	183,528	58,423
0.000% due 11/15/2050	183,774	58,018
0.000% due 02/15/2051	209,907	65,757
0.000% due 05/15/2051	196,446	61,015
0.000% due 08/15/2051	188,005	57,869
0.000% due 11/15/2051	196,350	60,043
0.000% due 02/15/2052	208,371	63,328
0.000% due 05/15/2052	205,184	61,930
0.000% due 08/15/2052	228,724	68,587
0.000% due 11/15/2052	227,675	68,615
0.000% due 02/15/2053	234,083	69,440
0.000% due 05/15/2053	250,042	73,509
0.000% due 08/15/2053	250,867	73,581
0.000% due 11/15/2053	212,400	62,616

Total U.S. Treasury Obligations (Cost $1,478,250)		1,272,826

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		4,721

Total Short-Term Instruments (Cost $4,721)		4,721

Total Investments in Securities (Cost $1,482,971)		1,277,547

Total Investments 100.0% (Cost $1,482,971)		$1,277,547
Other Assets and Liabilities, net 0.0%		(156)

Net Assets 100.0%		$1,277,391

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$4,721	U.S. Treasury Notes 4.250% due 12/31/2025		$(4,815)	$4,721	$4,722

Total Repurchase Agreements							$(4,815)	$4,721	$4,722

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$1,272,826	$0	$1,272,826
Short-Term Instruments
Repurchase Agreements					0	4,721	0	4,721

Total Investments					$0	$1,277,547	$0	$1,277,547

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
American Airlines, Inc. 10.329% (TSFR03M + 4.750%) due 04/20/2028 ~	$3,145	$3,271
Avolon TLB Borrower 1 U.S. LLC 7.329% (TSFR1M + 2.000%) due 06/22/2028 ~	1,271	1,272
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,275	4,683
SkyMiles IP Ltd. 9.068% (TSFR03M + 3.750%) due 10/20/2027 ~	3,675	3,795
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	995	899

Total Loan Participations and Assignments (Cost $14,368)		13,920

CORPORATE BONDS & NOTES 23.3%
BANKING & FINANCE 16.8%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	7,934	7,371
3.000% due 10/29/2028	2,684	2,430
3.875% due 01/23/2028	2,100	1,992
5.100% due 01/19/2029	2,700	2,685
Aircastle Ltd.
4.250% due 06/15/2026	3,800	3,693
5.950% due 02/15/2029	2,000	2,002
Ally Financial, Inc. 6.848% due 01/03/2030 •	3,100	3,193
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,285
American Express Co. 6.338% due 10/30/2026 •	1,400	1,419
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	2,786
American Tower Corp.
3.650% due 03/15/2027	3,000	2,877
5.800% due 11/15/2028	1,600	1,639
Antares Holdings LP
2.750% due 01/15/2027	1,050	941
3.750% due 07/15/2027	3,700	3,381
3.950% due 07/15/2026	1,000	941
Ares Capital Corp.
2.875% due 06/15/2027	3,000	2,758
2.875% due 06/15/2028	1,000	892
3.250% due 07/15/2025	1,800	1,739
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	3,091
Ares Management Corp. 6.375% due 11/10/2028	4,000	4,196
Athene Global Funding 5.684% due 02/23/2026	7,800	7,833
Aviation Capital Group LLC 6.750% due 10/25/2028	5,000	5,217
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	900	876
4.250% due 04/15/2026	1,800	1,738
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	6,000	6,056
6.138% due 09/14/2028 •	800	818
Banco Santander SA 2.958% due 03/25/2031	2,200	1,897
Bank of America Corp.
4.948% due 07/22/2028 •	4,000	3,971
5.202% due 04/25/2029 •	8,400	8,411
5.288% due 04/25/2034 •	7,000	6,982
5.872% due 09/15/2034 •	15,000	15,564
6.204% due 11/10/2028 •	1,800	1,863
Barclays PLC
2.667% due 03/10/2032 •	800	665
4.972% due 05/16/2029 •	1,000	980
5.690% due 03/12/2030 •	5,000	5,028
7.385% due 11/02/2028 •	7,000	7,426
7.437% due 11/02/2033 •	5,000	5,558

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

BGC Group, Inc. 3.750% due 10/01/2024	3,300	3,254
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	3,000	2,612
Blue Owl Capital Corp.
2.875% due 06/11/2028	1,300	1,150
4.000% due 03/30/2025	1,700	1,667
Blue Owl Finance LLC 3.125% due 06/10/2031	4,300	3,603
Blue Ridge Re Ltd.
10.612% (T-BILL 3MO + 5.250%) due 01/08/2031 ~	2,000	2,006
13.362% (T-BILL 1MO + 8.000%) due 01/08/2031 ~	2,000	2,049
BNP Paribas SA
1.904% due 09/30/2028 •	3,200	2,850
2.159% due 09/15/2029 •	800	699
2.591% due 01/20/2028 •	7,500	6,947
4.500% due 02/25/2030 •(e)(g)	200	163
4.625% due 02/25/2031 •(e)(g)	2,000	1,655
BPCE SA
5.716% due 01/18/2030 •	5,000	5,026
5.975% due 01/18/2027 •	4,000	4,012
Brandywine Operating Partnership LP
3.950% due 11/15/2027	300	269
8.050% due 03/15/2028	100	102
Brixmor Operating Partnership LP 4.050% due 07/01/2030	2,000	1,860
Brookfield Finance, Inc. 6.350% due 01/05/2034	5,500	5,854
CaixaBank SA
5.673% due 03/15/2030 •	1,800	1,800
6.037% due 06/15/2035 •	800	807
Cantor Fitzgerald LP 7.200% due 12/12/2028	6,500	6,729
Cape Lookout Re Ltd. 13.362% (T-BILL 1MO + 8.000%) due 04/05/2027 «~	2,100	2,104
Capital One Financial Corp. 7.149% due 10/29/2027 •	2,000	2,082
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,169
CI Financial Corp. 3.200% due 12/17/2030	1,000	820
Citigroup, Inc.
2.572% due 06/03/2031 •	10,000	8,548
2.976% due 11/05/2030 •	4,700	4,176
3.785% due 03/17/2033 •	4,500	4,022
4.075% due 04/23/2029 •	3,000	2,873
6.270% due 11/17/2033 •	7,000	7,396
Constellation Insurance, Inc. 6.800% due 01/24/2030	3,300	3,227
Corebridge Financial, Inc. 3.850% due 04/05/2029	2,000	1,871
Credit Suisse AG 5.000% due 07/09/2027	3,500	3,469
Credit Suisse AG AT1 Claim	8,900	1,023
Crown Castle, Inc. 3.100% due 11/15/2029	2,200	1,965
Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	4,116
2.552% due 01/07/2028 •	6,500	5,970
3.547% due 09/18/2031 •	600	529
3.742% due 01/07/2033 •	900	744
3.961% due 11/26/2025 •	5,300	5,229
6.720% due 01/18/2029 •	2,500	2,587
Discover Financial Services 7.964% due 11/02/2034 •	2,000	2,267
DOC DR LLC 4.300% due 03/15/2027	2,000	1,955
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	6,132
Equitable Holdings, Inc. 5.594% due 01/11/2033	1,000	1,012
Extra Space Storage LP 5.900% due 01/15/2031	2,100	2,174
Fairfax Financial Holdings Ltd. 5.625% due 08/16/2032	2,000	2,000
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	1,485
Fidelity National Financial, Inc. 3.400% due 06/15/2030	1,800	1,600
First American Financial Corp. 4.000% due 05/15/2030	4,000	3,644
Ford Motor Credit Co. LLC
4.950% due 05/28/2027	5,000	4,881
5.800% due 03/08/2029	4,400	4,420
6.050% due 03/05/2031	5,000	5,039
6.798% due 11/07/2028	10,000	10,444

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.950% due 03/06/2026	1,500	1,529
FS KKR Capital Corp.
1.650% due 10/12/2024	1,000	977
2.625% due 01/15/2027	1,000	908
3.400% due 01/15/2026	1,900	1,804
GA Global Funding Trust
2.250% due 01/06/2027	4,500	4,121
3.850% due 04/11/2025	1,000	982
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	5,584
GLP Capital LP
4.000% due 01/15/2030	5,100	4,659
5.300% due 01/15/2029	600	590
5.375% due 04/15/2026	600	595
5.750% due 06/01/2028	3,000	3,005
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •	10,600	8,823
3.102% due 02/24/2033 •	10,000	8,555
4.482% due 08/23/2028 •	10,000	9,780
7.213% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,071
Golub Capital BDC, Inc.
2.500% due 08/24/2026	3,000	2,758
6.000% due 07/15/2029	4,000	3,932
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	4,644
Healthcare Realty Holdings LP 3.750% due 07/01/2027	4,600	4,346
HSBC Holdings PLC
2.251% due 11/22/2027 •	4,000	3,687
2.848% due 06/04/2031 •	7,000	6,042
4.755% due 06/09/2028 •	2,500	2,453
5.402% due 08/11/2033 •	4,200	4,189
5.546% due 03/04/2030 •	4,000	4,025
5.719% due 03/04/2035 •	4,000	4,050
6.254% due 03/09/2034 •(j)	7,000	7,381
ING Groep NV
3.875% due 05/16/2027 •(e)(g)	600	505
4.250% due 05/16/2031 •(e)(g)	600	457
5.335% due 03/19/2030 •	10,000	9,979
Integrity Re Ltd. 22.362% (T-BILL 1MO + 17.000%) due 06/06/2026 ~	2,000	1,999
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030	5,000	5,020
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	3,600	3,815
JPMorgan Chase & Co.
2.963% due 01/25/2033 •	5,500	4,698
4.323% due 04/26/2028 •	9,500	9,284
4.565% due 06/14/2030 •	12,000	11,707
5.350% due 06/01/2034 •	14,000	14,059
Kilroy Realty LP 3.050% due 02/15/2030	2,000	1,704
Kizuna RE Pte Ltd. 5.862% (T-BILL 3MO + 0.500%) due 04/09/2029 ~	603	604
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	5,763
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,250	1,167
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,621
4.300% due 02/01/2061	4,800	3,062
Lloyds Banking Group PLC
4.976% due 08/11/2033 •	8,500	8,190
5.871% due 03/06/2029 •	5,000	5,083
7.500% due 09/27/2025 •(e)(g)	5,000	4,992
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,276
LPL Holdings, Inc. 6.750% due 11/17/2028	5,000	5,239
LXP Industrial Trust 2.375% due 10/01/2031	3,500	2,801
Main Street Capital Corp. 6.950% due 03/01/2029	3,100	3,151
Maple Grove Funding Trust 4.161% due 08/15/2051	5,500	3,837
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •	3,250	2,914
Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029	1,500	1,375
5.354% due 09/13/2028 •	2,500	2,513
MMcapS Funding Ltd. 5.864% (TSFR3M + 0.552%) due 12/26/2039 ~	525	503
Morgan Stanley
0.000% due 04/02/2032 þ(h)	9,000	5,653
2.511% due 10/20/2032 •	4,700	3,889
5.164% due 04/20/2029 •	2,000	1,999

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.250% due 04/21/2034 •	2,400	2,382
6.296% due 10/18/2028 •	19,500	20,181
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032	1,500	1,491
NatWest Group PLC 4.600% due 06/28/2031 •(e)(g)	200	156
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,500	4,073
Nomura Holdings, Inc.
1.653% due 07/14/2026	3,000	2,760
5.842% due 01/18/2028	1,500	1,528
6.070% due 07/12/2028	3,100	3,193
Nordea Bank Abp
3.750% due 03/01/2029 •(e)(g)	5,000	4,131
6.125% due 09/23/2024 •(e)(g)	550	547
6.625% due 03/26/2026 •(e)(g)	5,600	5,557
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	3,350	3,237
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	6,653
Preferred Term Securities Ltd. 5.891% (TSFR3M + 0.562%) due 03/22/2037 ~	1,709	1,607
PROLOGIS TARGETED U.S. Co. 5.250% due 04/01/2029	4,400	4,390
Prudential Financial Inc. 6.500% due 03/15/2054 •	2,800	2,846
Realty Income Corp.
3.250% due 01/15/2031	2,100	1,875
4.450% due 09/15/2026	700	686
Sammons Financial Group, Inc. 6.875% due 04/15/2034	4,500	4,535
Santander Holdings USA, Inc.
6.499% due 03/09/2029 •	1,700	1,740
6.565% due 06/12/2029 •	3,000	3,091
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •	5,000	4,704
6.534% due 01/10/2029 •	5,000	5,171
6.833% due 11/21/2026 •	3,000	3,051
Societe Generale SA
6.446% due 01/10/2029 •	6,300	6,466
6.691% due 01/10/2034 •	2,500	2,624
Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028	4,000	4,081
5.766% due 01/13/2033	3,000	3,128
Trust Fibra Uno
4.869% due 01/15/2030	4,900	4,327
6.950% due 01/30/2044	300	264
UBS Group AG
5.125% due 07/29/2026 •(e)(g)	800	763
6.301% due 09/22/2034 •	13,000	13,616
6.373% due 07/15/2026 •	1,600	1,612
7.000% due 02/19/2025 •(e)(g)	200	200
VICI Properties LP
3.750% due 02/15/2027	100	95
4.125% due 08/15/2030	500	455
5.750% due 02/01/2027	280	280
Wells Fargo & Co.
2.572% due 02/11/2031 •	9,500	8,192
2.879% due 10/30/2030 •	1,000	884
4.897% due 07/25/2033 •	18,000	17,352
5.557% due 07/25/2034 •	7,000	7,030
Winston RE Ltd. 17.112% (T-BILL 3MO + 11.750%) due 02/26/2031 ~	4,000	3,973

		701,557

INDUSTRIALS 4.9%
Air Canada 3.875% due 08/15/2026	1,000	955
Air Canada Pass-Through Trust
3.300% due 07/15/2031	647	587
5.250% due 10/01/2030	1,869	1,839
American Airlines Pass-Through Trust
3.375% due 11/01/2028	7,795	7,373
3.700% due 04/01/2028	1,637	1,572
4.000% due 01/15/2027	2,082	2,019
American Airlines, Inc.
5.500% due 04/20/2026	675	671
5.750% due 04/20/2029	1,400	1,377
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	4,666
Bacardi Ltd. 5.150% due 05/15/2038	1,200	1,147
BAT Capital Corp. 4.390% due 08/15/2037	3,200	2,692

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

BAT International Finance PLC 5.931% due 02/02/2029	4,000	4,108
Bayer U.S. Finance LLC 6.375% due 11/21/2030	1,000	1,023
Boeing Co. 5.150% due 05/01/2030	2,000	1,936
Bowdoin College 4.693% due 07/01/2112	3,400	2,842
Broadcom, Inc.
2.450% due 02/15/2031	10,000	8,435
3.187% due 11/15/2036	3,600	2,867
3.469% due 04/15/2034	500	429
4.000% due 04/15/2029	2,000	1,906
4.110% due 09/15/2028	1,000	967
California Institute of Technology 4.283% due 09/01/2116	3,000	2,411
Centene Corp. 3.000% due 10/15/2030	1,500	1,287
Charter Communications Operating LLC
2.800% due 04/01/2031	2,100	1,722
5.050% due 03/30/2029	2,000	1,929
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,000	1,705
Cheniere Energy, Inc. 5.650% due 04/15/2034	3,000	3,023
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	6,000
Claremont Mckenna College 3.775% due 01/01/2122	3,000	2,037
Dell International LLC 5.300% due 10/01/2029	7,400	7,493
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,107	1,001
Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	3,132
4.750% due 10/20/2028	5,000	4,892
Discovery Communications LLC 4.000% due 09/15/2055	300	205
Enbridge, Inc. 6.200% due 11/15/2030	2,150	2,279
Energy Transfer LP
5.550% due 02/15/2028	2,500	2,538
6.000% due 06/15/2048	5,000	4,975
Expedia Group, Inc. 3.250% due 02/15/2030	2,200	1,981
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	1,791
Flex Intermediate Holdco LLC 4.317% due 12/30/2039	2,700	1,974
Flex Ltd. 4.875% due 06/15/2029	2,000	1,962
General Electric Co. 4.250% due 05/01/2040	6,000	5,099
Georgetown University 5.215% due 10/01/2118	6,560	6,224
Global Payments, Inc. 5.400% due 08/15/2032	5,100	5,060
HCA, Inc. 3.625% due 03/15/2032	3,000	2,657
Imperial Brands Finance PLC 3.500% due 07/26/2026	5,000	4,773
Infor, Inc. 1.750% due 07/15/2025	2,600	2,463
Las Vegas Sands Corp. 3.500% due 08/18/2026	1,100	1,042
Melco Resorts Finance Ltd. 5.750% due 07/21/2028	400	380
Micron Technology, Inc. 5.375% due 04/15/2028	1,900	1,919
Mileage Plus Holdings LLC 6.500% due 06/20/2027	3,315	3,336
MPLX LP 4.250% due 12/01/2027	2,000	1,946
MSCI, Inc. 3.875% due 02/15/2031	100	89
National Fuel Gas Co. 2.950% due 03/01/2031	900	758
New York & Presbyterian Hospital 4.763% due 08/01/2116	3,000	2,618
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	2,500	2,378
NXP BV 5.000% due 01/15/2033	900	881
Occidental Petroleum Corp. 6.125% due 01/01/2031 (h)	5,000	5,183

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Oracle Corp. 4.900% due 02/06/2033	1,000	980
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	4,103
Petroleos Mexicanos
6.490% due 01/23/2027	311	294
6.700% due 02/16/2032	4,600	3,828
Quanta Services, Inc. 2.900% due 10/01/2030	2,000	1,750
Reynolds American, Inc. 5.850% due 08/15/2045	710	659
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031	471	418
4.100% due 10/01/2029	507	466
T-Mobile USA, Inc. 2.700% due 03/15/2032	2,500	2,104
Targa Resources Corp. 6.125% due 03/15/2033	3,000	3,131
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	4,381
Time Warner Cable LLC
6.550% due 05/01/2037	600	568
7.300% due 07/01/2038	2,500	2,527
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	2,143	2,023
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	2,351	2,296
United Airlines Pass-Through Trust
2.700% due 11/01/2033	333	286
3.100% due 01/07/2030	920	845
3.450% due 01/07/2030	2,760	2,508
4.550% due 02/25/2033	1,903	1,753
5.875% due 04/15/2029	1,677	1,673
United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,289
4.625% due 04/15/2029	2,500	2,328
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	3,900	3,365
VMware, Inc. 2.200% due 08/15/2031	2,000	1,628
Wesleyan University 4.781% due 07/01/2116	3,248	2,781
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	6,130	6,032

		206,570

UTILITIES 1.6%
Enel Finance International NV 7.500% due 10/14/2032	2,000	2,256
Eversource Energy 5.950% due 02/01/2029	4,400	4,542
Metropolitan Edison Co. 4.300% due 01/15/2029	600	579
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	3,123
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,998
3.300% due 08/01/2040	2,200	1,617
3.500% due 08/01/2050	500	342
4.450% due 04/15/2042	2,000	1,641
4.500% due 07/01/2040	1,700	1,453
4.550% due 07/01/2030	2,200	2,092
4.950% due 07/01/2050	6,700	5,769
5.900% due 06/15/2032	1,500	1,527
6.150% due 01/15/2033	2,200	2,270
Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	1,019
3.600% due 06/01/2029	2,000	1,860
5.150% due 03/30/2026	900	893
Puget Energy, Inc. 4.224% due 03/15/2032 (h)	3,000	2,724
Texas Electric Market Stabilization Funding N LLC 5.057% due 08/01/2048	15,500	15,160
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,611
Verizon Communications, Inc. 2.355% due 03/15/2032	10,000	8,222

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Vistra Operations Co. LLC 6.950% due 10/15/2033	5,000	5,341

		67,039

Total Corporate Bonds & Notes (Cost $998,206)		975,166

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,754
3.850% due 06/01/2050	4,230	3,966
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029	2,515	2,227

		8,947

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	5,829	6,316

MINNESOTA 0.2%
Minnesota Housing Finance Agency Revenue Bonds, Series 2024 5.301% due 01/01/2029	6,945	6,997

NEW YORK 0.0%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	500	513

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	3,498

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,890	4,588

Total Municipal Bonds & Notes (Cost $31,904)		30,859

U.S. GOVERNMENT AGENCIES 60.2%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(d)	74	63
0.000% due 05/25/2042 •	134	95
0.565% due 09/25/2042 •(a)	20,139	2,498
0.985% due 04/25/2040 •(a)	32	2
1.765% due 05/25/2036 •(a)	664	58
3.000% due 03/25/2033 - 02/25/2043	1	1
3.397% due 01/25/2036 •	71	64
3.500% due 06/25/2042	474	439
4.000% due 10/01/2026 - 07/01/2044	753	723
4.500% due 09/01/2024 - 06/01/2051	914	870
5.000% due 05/01/2026 - 11/01/2039	879	867
5.195% due 04/01/2036 •	4	4
5.500% due 12/01/2031 - 04/01/2039	502	498
6.000% due 05/25/2031 - 09/01/2037	453	458
6.030% due 11/01/2035 •	2	2
6.218% due 09/01/2034 •	19	19
6.500% due 01/01/2036 - 05/01/2038	44	45
6.740% due 12/01/2028 •	121	120
7.000% due 04/01/2037 - 03/01/2038	39	39
7.500% due 10/01/2037	57	60
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(d)	309	276
0.000% due 12/15/2040 - 11/15/2048 •(a)	19,165	716
0.000% due 05/15/2041 - 06/15/2042 •	751	587
0.207% due 06/15/2040 ~(a)	6,794	391
3.000% due 01/01/2043 - 04/01/2043	4	3
3.500% due 12/15/2028 (a)	331	7
3.500% due 10/01/2033 - 03/01/2042	115	110
4.000% due 09/01/2033 - 06/01/2049	6,846	6,501
4.500% due 02/01/2034 - 11/01/2044	3,069	2,995
4.721% due 05/15/2033 •	23	24
5.000% due 05/15/2033 - 07/15/2041	310	307
5.250% due 04/15/2033	21	21
5.500% due 08/01/2025 - 10/01/2037	641	637
5.814% due 12/01/2031 •	36	36
6.000% due 12/01/2034 - 08/01/2037	80	81
6.105% due 07/01/2036 •	2	2
6.500% due 01/01/2037 - 07/01/2037	18	18
9.500% due 01/01/2025	2	2
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	8,145	7,489

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

4.000% due 09/20/2040 - 06/15/2047	12,703	12,064
4.500% due 08/20/2038 - 02/20/2047	1,365	1,321
4.750% due 01/20/2035	50	49
5.000% due 03/20/2034 - 04/20/2040	277	273
5.500% due 04/16/2034 - 11/20/2038	29	29
6.000% due 08/20/2038 - 02/20/2039	51	52
6.500% due 12/20/2038	24	24
Ginnie Mae, TBA 3.500% due 04/01/2054	102,800	93,551
Tennessee Valley Authority 4.250% due 09/15/2065	10,000	8,742
Tennessee Valley Authority STRIPS 0.000% due 06/15/2038 (d)	2,500	1,212
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 07/01/2049	35,996	32,927
4.000% due 08/01/2024 - 01/01/2053	158,765	147,539
4.500% due 06/01/2039 - 11/01/2053	305,380	291,011
5.000% due 09/01/2052 - 10/01/2053	359,609	351,387
5.500% due 07/01/2053 - 03/01/2054	250,334	249,161
6.000% due 11/01/2053 - 02/01/2054	127,737	128,921
6.500% due 10/01/2053 - 04/01/2054	455,660	465,702
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2054 - 05/01/2054	148,678	123,074
3.000% due 04/01/2054 - 05/01/2054	445,066	383,276
3.500% due 05/01/2054	132,200	118,406
4.000% due 05/01/2054	93,400	86,540

Total U.S. Government Agencies (Cost $2,514,333)		2,522,389

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
3.875% due 02/15/2043 (j)	318,300	294,341
4.750% due 11/15/2043 (j)	108,200	112,274
U.S. Treasury Notes
4.125% due 07/31/2028 (j)(l)(n)	141,200	140,342

Total U.S. Treasury Obligations (Cost $522,686)		546,957

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Ajax Mortgage Loan Trust 1.698% due 05/25/2059 þ	921	833
American Home Mortgage Investment Trust 5.804% due 12/25/2046 •	2,940	2,353
BAMLL Commercial Mortgage Securities Trust 6.823% due 03/15/2034 •	5,385	5,370
Banc of America Funding Trust 4.960% due 08/27/2036 ~	6,884	6,466
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	968
BCAP LLC Trust 5.744% due 05/25/2047 •	1,485	1,392
Bear Stearns ALT-A Trust 6.084% due 04/25/2034 «•	8	8
Benchmark Mortgage Trust 6.841% due 11/15/2056 ~	6,700	7,145
BFLD Trust 6.529% due 10/15/2034 •	2,320	2,318
BWAY Mortgage Trust 6.690% due 09/15/2036 •	5,000	4,755
BX Trust
6.169% due 10/15/2036 •	1,485	1,474
6.338% due 02/15/2039 •	6,360	6,333
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	3,986	3,534
3.250% due 09/25/2063 ~	2,916	2,569
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,451	1,493
ChaseFlex Trust 6.500% due 02/25/2037	3,862	1,388
CIM Trust 5.500% due 08/25/2064 ~	12,606	12,596
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	8,100	7,819
Citigroup Mortgage Loan Trust
5.500% due 08/25/2034	1,051	987
5.764% due 09/25/2036 •	493	440
6.244% due 08/25/2035 •	248	234
COLT Mortgage Loan Trust 6.467% due 08/25/2067 þ	1,693	1,697
Commercial Mortgage Trust
3.140% due 10/10/2036	1,840	1,616
6.740% due 12/15/2038 •	5,261	4,859
Countrywide Alternative Loan Trust
5.500% due 07/25/2035	1,021	727
5.500% due 08/25/2035	293	248
5.500% due 12/25/2035	686	473

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.500% due 02/25/2036	1,330	1,032
5.694% due 06/25/2037 •	499	397
5.750% due 05/25/2036	361	139
5.804% due 05/25/2047 •	140	128
6.000% due 04/25/2037	2,773	2,303
6.083% due 12/20/2035 •	2,994	2,681
6.250% due 08/25/2036	318	185
Countrywide Home Loan Mortgage Pass-Through Trust
4.447% due 11/25/2037 ~	2,172	1,986
4.567% due 02/20/2036 ~	478	420
4.605% due 03/20/2036 ~	493	440
5.984% due 03/25/2035 •	60	54
Countrywide Home Loan Reperforming REMIC Trust 5.784% due 01/25/2036 •	1,005	932
Credit Suisse First Boston Mortgage Securities Corp.
5.113% due 11/25/2034 «~	18	17
6.094% due 11/25/2031 «•	25	14
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~	1,641	1,590
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.796% due 12/27/2060 ~	2,026	1,970
1.926% due 07/27/2061 ~	3,038	2,919
4.081% due 03/25/2060 ~	4,283	4,269
4.681% due 08/25/2060 ~	3,124	3,098
5.500% due 03/25/2037	720	355
6.000% due 07/25/2037	339	283
6.421% due 10/25/2037 ~	2,867	1,719
6.840% due 07/15/2038 •	1,000	901
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.924% due 01/25/2047 •	3,621	3,042
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	126	110
5.665% due 02/25/2036 ~	1,169	1,018
EQUS Mortgage Trust 6.195% due 10/15/2038 •	4,700	4,677
Great Hall Mortgages PLC 5.754% due 06/18/2039 •	440	438
GS Mortgage Securities Corp. Trust
6.572% due 07/15/2035 •	1,298	1,008
8.726% due 08/15/2039 •	2,300	2,314
GSMPS Mortgage Loan Trust 5.794% due 01/25/2036 •	1,824	1,469
GSR Mortgage Loan Trust
4.437% due 11/25/2035 ~	6	5
4.713% due 01/25/2036 ~	921	833
5.973% due 09/25/2034 ~	96	95
6.000% due 03/25/2036	4,121	1,502
6.500% due 05/25/2036	595	210
HarborView Mortgage Loan Trust
5.821% due 01/19/2038 •	2,811	2,448
5.851% due 12/19/2036 •	2,111	1,701
5.981% due 03/19/2035 •	779	769
Impac Secured Assets Trust 5.844% due 11/25/2036 «•	12	12
IndyMac INDX Mortgage Loan Trust 3.976% due 09/25/2036 ~	1,480	974
JP Morgan Alternative Loan Trust 5.603% due 12/25/2035 ~	450	328
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,210	1,867
2.812% due 01/16/2037	100	86
3.648% due 12/15/2049 ~	3,700	3,494
5.922% due 04/15/2037 •	976	934
6.512% due 07/05/2033 •	1,897	1,811
7.235% due 10/05/2040	2,000	2,092
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~	5,461	5,239
4.896% due 07/25/2035 ~	12	12
5.144% due 02/25/2036 ~	697	498
6.000% due 08/25/2037	788	377
6.500% due 01/25/2036	4,915	2,560
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	8,427
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,148	1,113
1.875% due 10/25/2068 þ	2,795	2,713
2.250% due 07/25/2067 þ	1,917	1,856
4.892% due 10/25/2066 þ	1,472	1,454
4.991% due 09/25/2060 ~	273	273
Lehman XS Trust
5.804% due 12/25/2036 •	2,257	2,129
5.824% due 11/25/2046 •	2,659	2,278
6.089% due 11/25/2035 «•	9	8
Lux Trust 8.016% due 08/15/2040 •	3,200	3,239

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
4.129% due 04/25/2034 «~	152	125
5.307% due 03/25/2035 «~	8	7
7.558% due 12/25/2035 •	3,123	3,029
Merrill Lynch Mortgage Investors Trust
6.004% due 07/25/2029 «•	36	34
6.189% due 05/25/2029 «~	9	8
MFA Trust
1.014% due 01/26/2065 ~	1,670	1,526
1.324% due 01/26/2065 ~	455	417
1.381% due 04/25/2065 ~	2,723	2,537
1.632% due 01/26/2065 ~	874	804
1.638% due 04/25/2065 ~	1,126	1,046
6.775% due 10/25/2058 þ	1,171	1,180
MHC Commercial Mortgage Trust 6.240% due 04/15/2038 •	4,928	4,909
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,310	2,207
2.750% due 08/25/2059 ~	623	592
Morgan Stanley Capital Trust 3.912% due 09/09/2032	2,100	1,842
Morgan Stanley Mortgage Loan Trust 7.124% due 06/25/2036 ~	2,279	2,220
Natixis Commercial Mortgage Securities Trust 6.390% due 08/15/2038 •	900	852
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	8,302	8,405
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,997	2,873
NLT Trust 3.200% due 10/25/2062 ~	3,228	2,865
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.944% due 06/25/2037 •	5,405	4,328
Nomura Resecuritization Trust 6.500% due 10/26/2037	1,780	736
OBX Trust
6.120% due 11/25/2062 ~	5,495	5,497
6.129% due 12/25/2063 þ	7,419	7,430
6.567% due 06/25/2063 þ	3,361	3,393
7.159% due 10/25/2063 þ	3,557	3,635
One New York Plaza Trust 6.390% due 01/15/2036 •	6,100	5,954
OPEN Trust 8.414% due 10/15/2028 •	7,655	7,752
PRET LLC 7.021% due 02/25/2054 þ	9,039	9,017
PRPM LLC 6.959% due 02/25/2029 þ	2,565	2,568
RBSGC Mortgage Pass-Through Loan Trust 5.824% due 12/25/2034 •	1,244	1,114
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,231	936
6.000% due 12/25/2036	990	800
6.500% due 07/25/2037	2,091	1,624
Residential Asset Securitization Trust
5.500% due 08/25/2034	1,301	1,174
5.994% due 08/25/2033 «•	19	16
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036	424	349
Sequoia Mortgage Trust
6.092% due 02/20/2035 «•	314	283
6.143% due 07/20/2033 •	14	13
SMRT Commercial Mortgage Trust 6.326% due 01/15/2039 •	2,350	2,337
Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	894	812
1.439% due 11/25/2055 ~	490	455
1.593% due 11/25/2055 ~	632	589
Thornburg Mortgage Securities Trust
5.306% due 10/25/2046 •	775	722
7.002% due 06/25/2037 •	205	175
Towd Point Mortgage Trust 3.250% due 07/25/2058 ~	3,756	3,645
Verus Securitization Trust
1.824% due 11/25/2066 ~	2,816	2,422
3.035% due 03/25/2060 ~	100	98
3.889% due 03/25/2060 ~	300	292
6.443% due 08/25/2068 þ	4,199	4,217
6.665% due 09/25/2068 þ	6,599	6,661
6.876% due 11/25/2068 ~	2,812	2,850
WaMu Mortgage Pass-Through Certificates Trust
3.730% due 01/25/2037 ~	2,333	1,960
4.134% due 07/25/2037 ~	2,038	1,750
6.589% due 10/25/2046 •	951	850
Washington Mutual Mortgage Pass-Through Certificates Trust
4.148% due 10/25/2036 þ	7,336	2,542

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.964% due 12/25/2035 •	6,399	5,353
6.059% due 05/25/2046 •	361	261
Wells Fargo Commercial Mortgage Trust 3.451% due 02/15/2048	3,500	3,417
Wells Fargo Mortgage-Backed Securities Trust
5.727% due 08/25/2036 «~	241	220
6.033% due 12/28/2037 ~	1,343	1,179
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	6,586
WSTN Trust 6.297% due 07/05/2037 ~	3,500	3,533

Total Non-Agency Mortgage-Backed Securities (Cost $344,544)		320,363

ASSET-BACKED SECURITIES 17.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	1,574	1,537
522 Funding CLO Ltd. 6.619% due 10/20/2031 •	4,263	4,274
AASET Trust
2.798% due 01/15/2047	2,389	2,096
3.844% due 01/16/2038	1,360	979
ABFC Trust
5.584% due 10/25/2036 •	1,091	1,006
5.764% due 01/25/2037 •	1,805	1,016
5.924% due 09/25/2036 •	3,913	3,800
ACE Securities Corp. Home Equity Loan Trust 5.944% due 10/25/2036 •	4,395	1,670
ACHV ABS Trust 5.900% due 04/25/2031	500	500
ACREC Ltd. 6.591% due 10/16/2036 •	1,663	1,652
Aegis Asset-Backed Securities Trust 6.164% due 08/25/2035 •	121	117
AGL CLO Ltd. 6.779% due 07/20/2034 •	4,500	4,506
ALESCO Preferred Funding Ltd.
5.912% due 12/23/2036 •	293	287
6.332% due 09/23/2038 •	2,092	1,966
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.233% due 06/25/2033 •	3,707	3,422
Anchorage Capital CLO Ltd. 6.985% due 04/20/2037 •	9,100	9,097
Apex Credit CLO Ltd. 7.122% due 04/20/2036 •	4,900	4,899
Apidos CLO
6.656% due 04/15/2031 •	3,307	3,308
6.676% due 07/16/2031 •	4,001	4,007
APL Finance DAC 7.000% due 07/21/2031	8,859	8,874
Ares CLO Ltd.
6.637% due 04/17/2033 •	6,700	6,700
6.746% due 10/15/2030 •	6,524	6,519
Argent Securities Trust 5.824% due 03/25/2036 •	3,277	2,903
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.904% due 01/25/2036 •	4,888	4,596
Asset-Backed Securities Corp. Home Equity Loan Trust
6.149% due 11/25/2035 •	1,797	1,765
6.254% due 06/25/2034 •	2,376	2,319
6.269% due 04/25/2034 •	678	661
8.665% due 08/15/2032 •	323	306
Atlas Senior Loan Fund Ltd.
6.726% due 01/16/2030 •	2,619	2,621
6.760% due 10/24/2031 •	4,214	4,216
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028	5,000	5,035
6.020% due 02/20/2030	7,500	7,752
Ballyrock CLO Ltd. 6.709% due 07/20/2034 •	6,000	5,997
Bear Stearns Asset-Backed Securities Trust
5.868% due 03/25/2034 •	1,917	1,903
5.904% due 11/25/2036 •	3,200	3,010
6.340% due 12/25/2034 •	1,656	1,657
6.569% due 03/25/2035 •	256	253
Benefit Street Partners CLO Ltd. 6.671% due 04/20/2034 •	6,400	6,399
BlueMountain CLO Ltd. 6.515% due 10/25/2030 •	4,000	4,000
BSPRT Issuer Ltd.
6.760% due 12/15/2038 •	4,556	4,545
7.621% due 07/15/2039 •	4,000	4,012
BXMT Ltd. 6.840% due 11/15/2037 •	5,795	5,629
Capital Automotive LLC 5.750% due 09/15/2053	4,900	4,877

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 6.518% due 08/14/2030 •	5,136	5,147
Carlyle U.S. CLO Ltd. 6.478% due 10/15/2031 •	4,300	4,300
Carrington Mortgage Loan Trust
5.604% due 10/25/2036 •	2,367	1,863
5.704% due 02/25/2037 •	4,096	3,784
6.494% due 05/25/2035 •	3,985	3,831
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	338	308
CBAM Ltd. 6.598% due 04/17/2031 •	2,983	2,987
Cedar Funding CLO Ltd.
6.559% due 04/20/2031 •	6,365	6,370
6.579% due 01/20/2031 •	1,025	1,025
CIT Mortgage Loan Trust 6.944% due 10/25/2037 •	4,716	4,690
Citigroup Mortgage Loan Trust
5.704% due 03/25/2037 •	218	191
5.764% due 09/25/2036 •	1,091	807
6.119% due 10/25/2035 •	391	380
6.344% due 01/25/2036 •	1,780	1,726
6.664% due 05/25/2036 þ	4,168	1,565
Countrywide Asset-Backed Certificates Trust
5.584% due 06/25/2035 •	2,802	2,480
5.644% due 06/25/2047 •	7,187	6,141
5.664% due 09/25/2037 •	1,537	1,564
5.724% due 05/25/2037 •	2,783	2,572
5.904% due 04/25/2047 •	6,509	5,873
6.244% due 08/25/2047 •	83	83
6.494% due 09/25/2034 «•	5	5
Cutwater Ltd. 6.796% due 01/15/2029 •	939	941
Daimler Trucks Retail Trust 5.390% due 01/15/2030	2,500	2,492
Diameter Capital CLO Ltd. 0.000% due 04/15/2037 •	8,900	8,900
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049	600	536
Diamond Issuer 2.305% due 11/20/2051	1,800	1,608
Dryden Senior Loan Fund
6.475% due 07/15/2030 •	5,000	5,020
6.479% due 10/19/2029 •	4,300	4,300
6.556% due 04/15/2028 •	2,769	2,774
6.596% due 04/15/2029 •	5,275	5,277
ECMC Group Student Loan Trust 6.435% due 01/27/2070 •	3,064	3,051
Elmwood CLO Ltd. 6.947% due 01/17/2034 •	3,300	3,315
EMC Mortgage Loan Trust 6.544% due 08/25/2040 •	939	926
First Franklin Mortgage Loan Asset-Backed Certificates 6.269% due 05/25/2034 •	1,360	1,311
First Franklin Mortgage Loan Trust
5.664% due 12/25/2037 •	2,321	2,197
5.764% due 10/25/2036 •	3,117	2,005
6.044% due 11/25/2035 «•	207	192
6.629% due 12/25/2034 •	1,475	1,433
6.869% due 10/25/2034 •	884	879
Fremont Home Loan Trust
6.314% due 11/25/2034 •	5,703	5,037
6.494% due 11/25/2034 •	380	352
Galaxy CLO Ltd. 6.546% due 10/15/2030 •	536	536
GM Financial Revolving Receivables Trust 5.770% due 08/11/2036	3,600	3,722
GoldenTree Loan Management U.S. CLO Ltd. 6.477% due 04/24/2031 •	7,400	7,401
GSAA Home Equity Trust 5.884% due 03/25/2047 •	2,840	997
GSAMP Trust
6.194% due 01/25/2034 •	822	791
6.224% due 07/25/2045 •	1,828	1,775
7.319% due 08/25/2034 •	4,885	4,513
Hertz Vehicle Financing LLC 1.990% due 06/25/2026	2,300	2,219
Home Equity Mortgage Loan Asset-Backed Trust
5.634% due 07/25/2037 •	7,741	3,163
5.684% due 11/25/2036 •	6,129	4,765
Home Partners of America Trust 2.200% due 01/17/2041	1,770	1,553
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	3,364	3,043
ICG U.S. CLO Ltd. 6.720% due 01/24/2032 •	3,000	3,002

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

JP Morgan Mortgage Acquisition Trust
4.411% due 07/25/2036 •	1,510	1,380
6.014% due 07/25/2036 •	1,100	1,062
6.029% due 05/25/2035 •	1,758	1,727
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	2,288	1,974
KKR CLO Ltd.
6.526% due 07/15/2030 •	5,810	5,821
6.757% due 02/09/2035 •	6,200	6,179
KREF Ltd. 6.776% due 02/17/2039 •	1,400	1,391
LAD Auto Receivables Trust
6.100% due 12/15/2027	5,000	5,039
6.240% due 06/15/2028	5,000	5,086
LCCM Trust
6.640% due 12/13/2038 •	2,788	2,732
6.890% due 11/15/2038 •	2,967	2,928
LCM LP 6.579% due 07/20/2030 •	5,068	5,070
LCM Ltd. 6.418% due 07/20/2030 •	2,922	2,929
Lehman XS Trust
4.854% due 06/25/2036 þ	1,802	1,684
6.260% due 11/25/2035 þ	3,163	1,387
LL ABS Trust 1.070% due 05/15/2029	35	35
LoanCore Issuer Ltd. 6.740% due 11/15/2038 •	3,094	3,051
Lockwood Grove CLO Ltd. 6.756% due 01/25/2030 •	2,156	2,157
Long Beach Mortgage Loan Trust
6.494% due 06/25/2035 •	3,860	3,712
6.594% due 09/25/2034 •	705	706
Lunar Aircraft Ltd. 3.376% due 02/15/2045	1,754	1,620
Magnetite Ltd.
6.449% due 11/15/2028 •	1,104	1,104
6.935% due 10/25/2033 •	8,400	8,435
Marble Point CLO Ltd.
0.000% due 01/20/2032 •	500	501
6.616% due 10/15/2030 •	2,245	2,250
Merrill Lynch Mortgage Investors Trust 4.571% due 02/25/2037 þ	12,115	1,567
METAL LLC 4.581% due 10/15/2042	2,530	1,607
MF1 LLC 7.063% due 03/19/2039 •	2,500	2,506
MF1 Ltd.
6.676% due 02/19/2037 •	11,273	11,167
7.140% due 11/15/2035 •	3,294	3,300
MKS CLO Ltd.
6.579% due 07/20/2030 •	2,093	2,093
6.769% due 01/20/2031 •	2,083	2,083
Morgan Stanley ABS Capital, Inc. Trust
5.514% due 10/25/2036 •	70	30
5.574% due 01/25/2037 •	1,706	801
5.584% due 05/25/2037 •	108	95
5.594% due 10/25/2036 •	282	151
5.664% due 11/25/2036 •	2,776	1,323
5.944% due 07/25/2036 •	1,466	550
5.944% due 08/25/2036 •	13,068	6,651
6.104% due 11/25/2035 •	4,603	4,372
6.224% due 01/25/2035 •	91	88
6.359% due 07/25/2034 •	657	659
6.694% due 07/25/2037 •	6,420	5,414
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	2,712	898
Mountain View CLO LLC 6.666% due 10/16/2029 •	1,292	1,292
Nassau Ltd. 6.826% due 01/15/2030 •	2,259	2,261
Navient Private Education Loan Trust 6.890% due 07/16/2040 •	877	881
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	917	847
1.330% due 04/15/2069	2,838	2,567
Navient Student Loan Trust 7.230% due 03/15/2072	1,600	1,675
Nelnet Student Loan Trust 6.640% due 02/20/2041	3,996	4,017
Neuberger Berman CLO Ltd. 6.619% due 04/20/2031 •	3,200	3,200
New Century Home Equity Loan Trust 6.329% due 08/25/2034 •	661	655
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.209% due 05/25/2035 •	987	970

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Octagon Investment Partners Ltd. 6.483% due 10/20/2030 •	3,400	3,399
Octane Receivables Trust
1.210% due 09/20/2028	1,783	1,744
6.440% due 03/20/2029	1,975	1,990
OneMain Financial Issuance Trust 5.840% due 09/15/2036	10,200	10,371
Oportun Issuance Trust 6.334% due 04/08/2031	467	467
Option One Mortgage Loan Trust
5.624% due 04/25/2037 •	2,207	1,080
5.724% due 07/25/2036 •	1,969	1,140
Pagaya AI Debt Selection Trust
6.060% due 03/15/2030	3,430	3,426
6.258% due 10/15/2031	2,800	2,799
6.319% due 08/15/2031	1,300	1,302
6.660% due 07/15/2031	500	502
6.811% due 05/15/2030 «	1,700	1,702
7.228% due 07/15/2031	411	413
7.600% due 12/16/2030	2,292	2,308
8.234% due 07/15/2030 ~	339	344
Palmer Square CLO Ltd. 6.963% due 10/20/2033 •	8,000	8,033
Palmer Square Loan Funding Ltd.
6.376% due 10/15/2029 •	3,377	3,374
6.479% due 04/20/2029 •	1,740	1,741
Park Avenue Institutional Advisers CLO Ltd. 6.784% due 08/23/2031 •	4,322	4,332
PRET LLC
1.744% due 07/25/2051 þ	1,054	1,022
1.868% due 07/25/2051 þ	3,187	3,086
1.992% due 02/25/2061 þ	1,203	1,176
2.487% due 10/25/2051 ~	994	974
5.240% due 04/25/2052 þ	4,578	4,511
PRPM LLC 3.720% due 02/25/2027 þ	3,534	3,441
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	1,908	1,573
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	988	988
Reach ABS Trust 6.300% due 02/18/2031	710	712
Ready Capital Mortgage Financing LLC 7.881% due 10/25/2039 •	5,213	5,250
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	662	225
5.608% due 05/25/2036 þ	13,820	6,443
5.812% due 11/25/2036 þ	12,195	4,313
5.824% due 11/25/2035 •	811	711
5.893% due 06/25/2037 þ	2,722	729
6.115% due 08/25/2036 þ	8,664	3,598
6.120% due 11/25/2036 þ	1,166	434
Research-Driven Pagaya Motor Asset Trust 7.090% due 06/25/2032	500	502
Residential Asset Mortgage Products Trust
5.261% due 03/25/2032 •	855	730
5.954% due 03/25/2036 •	1,224	1,186
Residential Asset Securities Corp. Trust 5.664% due 02/25/2037 •	4,148	3,971
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028	1,700	1,725
5.980% due 04/16/2029	1,700	1,729
6.400% due 03/17/2031	1,700	1,751
Santander Revolving Auto Lease Trust 2.510% due 01/26/2032	3,500	3,426
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	1,110	1,020
Saranac CLO Ltd. 6.717% due 08/13/2031 •	7,430	7,466
Saxon Asset Securities Trust
0.960% due 05/25/2035 •	595	444
2.399% due 03/25/2035 •	267	239
7.169% due 12/26/2034 •	1,773	1,354
7.194% due 12/25/2037 •	504	471
SCCU Auto Receivables Trust
5.700% due 10/16/2028	1,300	1,311
5.700% due 08/15/2029	600	603
Securitized Asset-Backed Receivables LLC Trust
6.024% due 12/25/2035 •	1,386	1,336
6.224% due 02/25/2034 •	2,115	2,091
Shackleton CLO Ltd. 6.469% due 04/20/2029 •	1,081	1,083
SLM Private Credit Student Loan Trust
5.861% due 12/15/2039 •	2,000	1,949
5.901% due 12/15/2038 •	315	310

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

SLM Private Education Loan Trust 10.190% due 10/15/2041 •	2,858	3,073
SLM Student Loan Trust
6.373% due 04/25/2049 •	405	403
6.523% due 07/25/2049 •	2,674	2,635
7.323% due 10/25/2024 •	1,044	1,045
SMB Private Education Loan Trust
5.380% due 01/15/2053	619	618
6.294% due 09/15/2054 •	2,190	2,184
Sound Point CLO Ltd.
6.477% due 01/23/2029 •	303	304
6.566% due 07/25/2030 •	5,466	5,470
6.746% due 07/15/2034 •	5,700	5,692
6.789% due 07/20/2032 •	13,000	12,997
Soundview Home Loan Trust 5.694% due 07/25/2037 •	3,546	2,699
Specialty Underwriting & Residential Finance Trust 5.744% due 09/25/2037 •	6,260	4,173
Starwood Commercial Mortgage Trust 6.641% due 04/18/2038 •	8,973	8,807
Stonepeak ABS 2.301% due 02/28/2033	534	497
Structured Asset Investment Loan Trust
5.616% due 07/25/2036 •	4,682	2,736
6.074% due 11/25/2035 •	2,038	1,964
6.149% due 03/25/2034 •	1,790	1,766
6.944% due 11/25/2034 •	3,104	3,176
Structured Asset Securities Corp. Mortgage Loan Trust
6.314% due 07/25/2035 •	1,797	1,822
6.479% due 07/25/2035 •	2,915	2,870
Symphony CLO Ltd.
6.522% due 01/23/2032 •	1,000	1,000
7.002% due 04/25/2034 •	9,500	9,535
Towd Point Mortgage Trust 6.125% due 02/25/2064 ~	991	993
TPG Real Estate Finance Issuer Ltd.
6.640% due 03/15/2038 •	5,623	5,512
6.969% due 02/15/2039 •	5,000	4,963
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	9,203	9,215
Trinitas CLO Ltd. 6.693% due 04/25/2033 •	6,300	6,322
Venture CLO Ltd.
6.456% due 04/15/2027 •	1,345	1,345
6.479% due 10/20/2028 •	1,889	1,891
6.559% due 09/07/2030 •	8,560	8,554
6.569% due 07/20/2030 •	4,192	4,200
6.599% due 04/20/2029 •	940	941
6.629% due 08/28/2029 •	377	377
6.629% due 07/20/2030 •	3,216	3,222
6.636% due 07/15/2031 •	4,604	4,606
Verizon Master Trust 5.350% due 09/22/2031	7,000	7,149
Vertical Bridge Holdings LLC 3.706% due 02/15/2057	2,400	1,977
Vibrant CLO Ltd. 6.619% due 09/15/2030 •	4,605	4,601
Voya CLO Ltd. 6.576% due 10/15/2030 •	2,114	2,116
WaMu Asset-Backed Certificates WaMu Trust 5.669% due 05/25/2037 •	1,835	1,701
WAVE LLC 3.597% due 09/15/2044	3,443	3,070
Wellfleet CLO Ltd.
6.469% due 04/20/2029 •	81	81
6.469% due 07/20/2029 •	159	159
Wells Fargo Home Equity Asset-Backed Securities Trust
6.194% due 12/25/2035 •	3,016	2,969
7.994% due 04/25/2035 •	131	134
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 6.044% due 04/25/2034 •	62	60
Whitehorse Ltd. 6.826% due 10/15/2031 •	7,901	7,903
Wind River CLO Ltd. 6.656% due 07/15/2031 •	9,000	8,995

Total Asset-Backed Securities (Cost $746,777)		720,958

SOVEREIGN ISSUES 0.3%
Brazil Government International Bond 6.125% due 03/15/2034	8,500	8,421

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Mexico Government International Bond 5.750% due 10/12/2110	4,000	3,511

Total Sovereign Issues (Cost $12,570)		11,932

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.3%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)	4,000,000	3,660
Capital Farm Credit ACA 5.000% due 03/15/2026 •(e)	3,300,000	3,113
CoBank ACB 4.250% due 01/01/2027 •(e)	1,700,000	1,401
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)	4,250,000	4,133
SVB Financial Group 4.100% due 02/15/2031 ^(c)(e)	2,800,000	44

		12,351

INDUSTRIALS 0.1%
Energy Transfer LP 6.750% due 05/15/2025 •(e)	3,000,000	2,958

Total Preferred Securities (Cost $19,108)		15,309

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (i) 1.4%		58,114

Total Short-Term Instruments (Cost $58,114)		58,114

Total Investments in Securities (Cost $5,262,610)		5,215,967

INVESTMENTS IN AFFILIATES 1.9%
MUTUAL FUNDS (f) 1.9%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	250,000	25,135
PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	402,800	19,989
PIMCO Senior Loan Active Exchange-Traded Fund	705,400	36,081

Total Mutual Funds (Cost $79,322)		81,205

Total Investments in Affiliates (Cost $79,322)		81,205

Total Investments 126.3% (Cost $5,341,932)		$5,297,172
Financial Derivative Instruments (k)(m) 0.0%(Cost or Premiums, net $2,679)		213
Other Assets and Liabilities, net (26.3)%		(1,104,283)

Net Assets 100.0%		$4,193,102

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	02/11/2020	$7,940	$5,653	0.13%
Occidental Petroleum Corp.	6.125	01/01/2031	01/04/2024	5,140	5,183	0.12
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	3,000	2,724	0.07

$16,080	$13,560	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.450%	04/01/2024	04/02/2024	$55,700	U.S. Treasury Bonds 3.125% - 4.125% due 11/15/2041 - 08/15/2053	$(56,883)	$55,700	$55,700
FICC	2.600	03/28/2024	04/01/2024	2,414	U.S. Treasury Notes 4.250% due 12/31/2025	(2,462)	2,414	2,415

Total Repurchase Agreements	$(59,345)	$58,114	$58,115

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	5.420%	03/19/2024	04/02/2024	$(4,034)	$(4,042)
BOO	5.430	03/28/2024	04/01/2024	(5,479)	(5,483)
BRC	5.250	02/26/2024	TBD(2)	(7,125)	(7,161)
DEU	5.390	03/06/2024	04/03/2024	(48,539)	(48,728)
5.420	03/12/2024	04/18/2024	(1,491)	(1,496)
5.470	03/27/2024	04/03/2024	(9,765)	(9,772)
GRE	5.420	03/20/2024	04/03/2024	(5,871)	(5,881)
RCY	5.400	03/13/2024	04/10/2024	(145,266)	(145,680)
5.410	03/21/2024	04/11/2024	(70,854)	(70,971)

Total Reverse Repurchase Agreements	$(299,214)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (11.8)%
Uniform Mortgage-Backed Security, TBA	3.000%	04/11/2054	$99,000	$(85,697)	$(85,184)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2054	400,000	(408,789)	(408,710)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Total Short Sales (11.8)%	$(494,486)	$(493,894)

(j)	Securities with an aggregate market value of $297,392 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(113,227) at a weighted average interest rate of 3.881%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures	$108.500	04/26/2024	46	$46	$(16)	$(5)
Put - CBOT U.S. Treasury 10-Year Note May Futures	109.000	04/26/2024	80	80	(23)	(12)
Call - CBOT U.S. Treasury 10-Year Note May Futures	111.500	04/26/2024	46	46	(16)	(17)
Call - CBOT U.S. Treasury 10-Year Note May Futures	113.000	04/26/2024	80	80	(44)	(8)

Total Written Options	$(99)	$(42)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2024	30	$3,210	$2	$0	$(5)
U.S. Treasury 10-Year Note June Futures	06/2024	978	108,359	22	0	(145)

$24	$0	$(150)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	1,225	$(140,396)	$(1,109)	$124	$(19)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	587	(75,723)	(987)	174	(276)

$(2,096)	$298	$(295)

Total Futures Contracts	$(2,072)	$298	$(445)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.569%	$3,400	$335	$(11)	$324	$2	$0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.322	1,400	22	3	25	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.293	1,500	4	(1)	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.650	1,500	15	(3)	12	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.732	5,300	57	(17)	40	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.442	EUR	200	3	1	4	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.511	6,400	102	34	136	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.596	800	11	5	16	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.475	$2,000	20	8	28	0	0
Devon Energy Corp.	1.000	Quarterly	06/20/2027	0.529	1,000	8	7	15	0	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.339		1,100	12	0	12	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.871		300	33	4	37	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.204		700	13	2	15	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.493		2,130	237	14	251	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.825		5,605	809	98	907	4	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.231		3,600	53	7	60	1	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.511	EUR	300	5	1	6	0	0
Valeo SA	1.000	Quarterly	06/20/2026	0.576		1,800	(11)	29	18	2	0
Valeo SA	1.000	Quarterly	06/20/2028	1.343		2,500	(125)	89	(36)	5	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.261		$4,300	23	1	24	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.400		900	10	2	12	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.439		5,600	68	13	81	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.518		1,200	16	6	22	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.567		300	4	1	5	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.342		2,600	42	3	45	0	(1)

							$1,766	$296	$2,062	$15	$(3)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.940%	Annual	02/22/2029		$13,900	$(33)	$(25)	$(58)	$0	$(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		4,700	(11)	(1)	(12)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		7,500	248	(104)	144	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		10,400	226	(148)	78	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		2,300	(9)	(34)	(43)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		4,700	(19)	(64)	(83)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		4,700	(19)	(57)	(76)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		2,300	(10)	(39)	(49)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		2,300	(12)	(16)	(28)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		1,900	(10)	(4)	(14)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		9,400	(42)	39	(3)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		4,700	(20)	(60)	(80)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		2,400	(9)	(22)	(31)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		4,700	(18)	(39)	(57)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		1,400	42	(3)	39	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		1,400	54	(2)	52	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,400	52	(2)	50	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		1,900	(16)	(10)	(26)	5	0

							$394	$(591)	$(197)	$14	$(77)

Total Swap Agreements							$2,160	$(295)	$1,865	$29	$(80)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

(l)							Securities with an aggregate market value of $20,899 and cash of $4,088 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability

BPS	04/2024	CAD	1,054		$776		$0	$(2)
	04/2024	GBP	351		444		1	0
UAG	04/2024		103		131		1	0

Total Forward Foreign Currency Contracts							$2	$(2)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.500%	02/13/2025	$24,800	$380	$243
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.500	02/13/2025	49,600	747	486

Total Purchased Options							$1,127	$729

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.705%	04/22/2024	$16,100	$(53)	$(52)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.105	04/22/2024	16,100	(53)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	20,800	(59)	(76)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	20,800	(59)	(37)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/08/2024	4,600	(17)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	4,600	(17)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	04/15/2024	4,500	(15)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.080	04/15/2024	4,500	(15)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.685	04/18/2024	4,500	(18)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/18/2024	4,600	(16)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.085	04/18/2024	4,500	(18)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	04/18/2024	4,600	(16)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	04/12/2024	2,500	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	04/12/2024	2,500	(9)	(6)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	4,600	(17)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.627	04/01/2024	4,600	(17)	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.688	04/01/2024	4,600	(17)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	4,600	(17)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	4,600	(17)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.088	04/01/2024	4,600	(17)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/11/2024	1,000	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/11/2024	1,000	(4)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.678	04/25/2024	4,400	(12)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.078	04/25/2024	4,400	(13)	(8)

Total Written Options	$(509)	$(276)

(n)

Securities with an aggregate market value of $154 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,237	$4,683	$13,920
Corporate Bonds & Notes
Banking & Finance	0	699,453	2,104	701,557
Industrials	0	206,570	0	206,570
Utilities	0	67,039	0	67,039
Municipal Bonds & Notes
California	0	8,947	0	8,947
Illinois	0	6,316	0	6,316
Minnesota	0	6,997	0	6,997
New York	0	513	0	513
Texas	0	3,498	0	3,498
West Virginia	0	4,588	0	4,588
U.S. Government Agencies	0	2,522,389	0	2,522,389
U.S. Treasury Obligations	0	546,957	0	546,957
Non-Agency Mortgage-Backed Securities	0	319,611	752	320,363
Asset-Backed Securities	0	719,059	1,899	720,958
Sovereign Issues	0	11,932	0	11,932
Preferred Securities
Banking & Finance	0	12,351	0	12,351
Industrials	0	2,958	0	2,958
Short-Term Instruments
Repurchase Agreements	0	58,114	0	58,114

$0	$5,206,529	$9,438	$5,215,967
Investments in Affiliates, at Value
Mutual Funds	81,205	0	0	81,205

Total Investments	$81,205	$5,206,529	$9,438	$5,297,172

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(493,894)	$0	$(493,894)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	327	0	327
Over the counter	0	731	0	731

$0	$1,058	$0	$1,058
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(567)	0	(567)
Over the counter	0	(278)	0	(278)

$0	$(845)	$0	$(845)

Total Financial Derivative Instruments	$0	$213	$0	$213

Totals	$81,205	$4,712,848	$9,438	$4,803,491

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2025	$4,699	$4,583
0.125% due 10/15/2025	4,715	4,576
0.125% due 04/15/2026	3,644	3,490
0.125% due 07/15/2026	5,181	4,966
0.125% due 10/15/2026	4,743	4,526
0.125% due 04/15/2027	476	449
0.125% due 01/15/2030	984	891
0.125% due 07/15/2030	1,003	904
0.125% due 01/15/2031	5,069	4,512
0.125% due 07/15/2031	1,119	991
0.125% due 01/15/2032	3,177	2,777
0.250% due 01/15/2025	428	421
0.250% due 07/15/2029	796	734
0.375% due 07/15/2025	5,322	5,207
0.375% due 01/15/2027	960	916
0.375% due 07/15/2027	715	680
0.500% due 01/15/2028	831	787
0.625% due 01/15/2026	5,602	5,442
0.625% due 07/15/2032	5,507	4,996
0.625% due 02/15/2043	4,014	3,086
0.750% due 07/15/2028	665	635
0.750% due 02/15/2042	471	376
0.750% due 02/15/2045	1,054	810
0.875% due 01/15/2029	2,672	2,548
0.875% due 02/15/2047	3,616	2,792
1.000% due 02/15/2046	4,191	3,359
1.000% due 02/15/2048	3,501	2,761
1.125% due 01/15/2033	5,459	5,122
1.250% due 04/15/2028	434	422
1.375% due 07/15/2033	5,165	4,960
1.375% due 02/15/2044	4,234	3,718
1.500% due 02/15/2053	32	28
1.625% due 10/15/2027	4,709	4,665
1.750% due 01/15/2034	411	406
2.000% due 01/15/2026	3,934	3,916
2.125% due 02/15/2040	381	386
2.125% due 02/15/2041	556	564
2.125% due 02/15/2054	2,202	2,229
2.375% due 01/15/2027	211	213
2.375% due 10/15/2028	4,502	4,608
3.375% due 04/15/2032	2,175	2,411
3.625% due 04/15/2028	109	116
3.875% due 04/15/2029	428	468

Total U.S. Treasury Obligations (Cost $105,350)		102,447

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		216

Total Short-Term Instruments (Cost $216)		216

Total Investments in Securities (Cost $105,566)		102,663

Total Investments 99.8% (Cost $105,566)		$102,663
Other Assets and Liabilities, net 0.2%		238

Net Assets 100.0%		$102,901

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$216	U.S. Treasury Notes 4.250% due 12/31/2025		$(220)	$216	$216

Total Repurchase Agreements							$(220)	$216	$216

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$102,447	$0	$102,447
Short-Term Instruments
Repurchase Agreements					0	216	0	216

Total Investments					$0	$102,663	$0	$102,663

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.8% ¤
CORPORATE BONDS & NOTES 47.9%
BANKING & FINANCE 26.5%
Ally Financial, Inc. 5.125% due 09/30/2024	$2,000	$1,992
American Express Co. 6.072% (SOFRINDX + 0.720%) due 05/03/2024 ~	1,950	1,951
American Honda Finance Corp.
5.947% (SOFRINDX + 0.620%) due 06/07/2024 ~	1,100	1,101
6.018% due 01/10/2025 •	800	802
6.057% (SOFRINDX + 0.700%) due 11/22/2024 ~	100	100
American Tower Corp. 2.950% due 01/15/2025	2,000	1,958
Aozora Bank Ltd. 1.050% due 09/09/2024	1,000	974
Athene Global Funding
2.500% due 01/14/2025	500	488
2.750% due 06/25/2024	50	50
6.057% (SOFRINDX + 0.700%) due 05/24/2024 ~	1,700	1,701
Banco Santander SA
3.892% due 05/24/2024	100	100
5.742% due 06/30/2024 •	1,500	1,499
Bank of America Corp.
3.093% due 10/01/2025 •	500	493
5.773% (SOFRRATE + 0.410%) due 06/14/2024 ~	915	915
6.695% (SOFRRATE + 1.330%) due 04/02/2026 ~	500	504
Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025	100	96
5.763% (SOFRINDX + 0.410%) due 02/04/2025 ~	1,500	1,501
Barclays PLC
3.650% due 03/16/2025	1,000	981
3.932% due 05/07/2025 •	1,000	998
BNP Paribas SA 3.375% due 01/09/2025	2,100	2,066
BPCE SA 4.000% due 04/15/2024	1,100	1,099
Commonwealth Bank of Australia 6.412% (SOFRRATE + 1.082%) due 06/04/2024 ~	250	250
Credit Suisse AG 4.750% due 08/09/2024	2,000	1,993
DBS Group Holdings Ltd. 5.971% (SOFRRATE + 0.610%) due 09/12/2025 ~	1,000	1,001
Deutsche Bank AG
0.898% due 05/28/2024	1,000	993
1.447% due 04/01/2025 •	1,000	1,000
Federation des Caisses Desjardins du Quebec 5.785% (SOFRRATE + 0.430%) due 05/21/2024 ~	1,100	1,100
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	200	194
3.375% due 11/13/2025	2,000	1,925
GA Global Funding Trust 5.862% (SOFRRATE + 0.500%) due 09/13/2024 ~	1,900	1,901
General Motors Financial Co., Inc. 3.500% due 11/07/2024	1,900	1,875
Goldman Sachs Group, Inc. 5.836% (SOFRRATE + 0.486%) due 10/21/2024 ~	2,000	2,001
ING Groep NV 7.006% (SOFRINDX + 1.640%) due 03/28/2026 ~	2,000	2,020
Jackson National Life Global Funding 6.516% (SOFRRATE + 1.150%) due 06/28/2024 ~	1,000	1,002
John Deere Capital Corp. 5.927% (SOFRRATE + 0.570%) due 03/03/2026 ~	45	45
JPMorgan Chase & Co.
5.895% (SOFRRATE + 0.535%) due 06/01/2025 ~	700	701
5.961% (SOFRRATE + 0.600%) due 12/10/2025 ~	1,000	1,001
Lloyds Banking Group PLC 3.870% due 07/09/2025 •	2,000	1,990
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/2025 •	1,000	997
5.063% due 09/12/2025 •	1,000	997
Morgan Stanley 3.620% due 04/17/2025 •	1,900	1,898

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

National Bank of Canada 5.842% (SOFRRATE + 0.490%) due 08/06/2024 ~		100	100
NatWest Markets PLC 3.479% due 03/22/2025		2,000	1,962
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,450	1,382
2.648% due 01/16/2025		400	391
Nykredit Realkredit AS 2.000% due 01/01/2025	DKK	14,550	2,083
Public Storage Operating Co. 5.820% (SOFRRATE + 0.470%) due 04/23/2024 ~		$15	15
Realkredit Danmark AS 1.000% due 01/01/2025	DKK	14,550	2,066
Skandinaviska Enskilda Banken AB 6.321% (SOFRRATE + 0.960%) due 06/09/2025 ~		$1,500	1,509
Svenska Handelsbanken AB 6.271% (SOFRRATE + 0.910%) due 06/10/2025 ~		250	251
Toyota Motor Credit Corp. 5.950% due 06/13/2024 •		2,000	2,002
Wells Fargo & Co. 2.406% due 10/30/2025 •		2,000	1,962

			59,976

INDUSTRIALS 13.0%
Aptiv PLC 2.396% due 02/18/2025		2,000	1,942
BAT Capital Corp. 3.222% due 08/15/2024		2,160	2,139
Baxter International, Inc.
1.322% due 11/29/2024		1,000	972
5.797% (SOFRINDX + 0.440%) due 11/29/2024 ~		500	500
Bayer U.S. Finance LLC 3.375% due 10/08/2024		500	493
Becton Dickinson & Co. 3.363% due 06/06/2024		1,170	1,165
Berry Global, Inc. 4.875% due 07/15/2026		1,000	981
BMW U.S. Capital LLC 5.881% (SOFRINDX + 0.530%) due 04/01/2024 ~		29	29
Carrier Global Corp. 2.242% due 02/15/2025		2,000	1,940
Dell International LLC 4.000% due 07/15/2024		700	697
Energy Transfer LP
3.900% due 05/15/2024		2,000	1,995
4.500% due 04/15/2024		100	100
HCA, Inc. 5.375% due 02/01/2025		1,900	1,895
Hyundai Capital America 1.000% due 09/17/2024		700	685
Imperial Brands Finance PLC 3.125% due 07/26/2024		1,500	1,487
Kia Corp. 1.000% due 04/16/2024		1,640	1,637
Mitsubishi Corp. 3.375% due 07/23/2024		1,000	993
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		2,000	1,988
Tyson Foods, Inc. 3.950% due 08/15/2024		2,000	1,988
VMware, Inc. 1.000% due 08/15/2024		2,000	1,965
Volkswagen Group of America Finance LLC 2.850% due 09/26/2024		965	951
Warnermedia Holdings, Inc. 3.638% due 03/15/2025		1,900	1,863
Zimmer Biomet Holdings, Inc. 1.450% due 11/22/2024		1,000	973

			29,378

UTILITIES 8.4%
AT&T, Inc. 6.762% (TSFR3M + 1.442%) due 06/12/2024 ~		2,000	2,003
Black Hills Corp. 1.037% due 08/23/2024		2,000	1,965
CenterPoint Energy, Inc. 6.004% (SOFRINDX + 0.650%) due 05/13/2024 ~		750	750
DTE Energy Co. 4.220% due 11/01/2024 þ		2,000	1,982
Edison International 3.550% due 11/15/2024		2,000	1,973

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Enel Finance International NV 2.650% due 09/10/2024		1,400	1,380
Eversource Energy 4.200% due 06/27/2024		2,000	1,993
Georgia Power Co. 6.103% (SOFRINDX + 0.750%) due 05/08/2025 ~		1,400	1,405
KT Corp. 4.000% due 08/08/2025		1,000	981
Mississippi Power Co. 5.666% (SOFRRATE + 0.300%) due 06/28/2024 ~		600	600
National Rural Utilities Cooperative Finance Corp. 5.680% (SOFRRATE + 0.330%) due 10/18/2024 ~		15	15
NextEra Energy Capital Holdings, Inc. 6.110% (SOFRINDX + 0.760%) due 01/29/2026 ~		2,000	2,004
Sprint LLC 7.125% due 06/15/2024		2,000	2,005

			19,056

Total Corporate Bonds & Notes (Cost $108,261)			108,410

U.S. GOVERNMENT AGENCIES 1.6%
Freddie Mac
5.520% due 05/28/2025		200	200
5.700% due 03/06/2026		2,000	1,999
Ginnie Mae
5.230% due 04/20/2069 •		427	427
6.269% due 10/20/2073 •		1,017	1,024

Total U.S. Government Agencies (Cost $3,642)			3,650

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
OBX Trust 5.988% due 03/25/2028 þ		1,500	1,504

Total Non-Agency Mortgage-Backed Securities (Cost $1,500)			1,504

ASSET-BACKED SECURITIES 14.3%
Allegro CLO Ltd. 0.000% due 01/19/2033 •(a)		1,000	1,000
American Express Credit Account Master Trust 5.230% due 09/15/2028		2,000	2,015
Bank of America Auto Trust 5.830% due 05/15/2026		946	947
CarMax Auto Owner Trust
5.300% due 03/15/2027		2,000	1,999
5.919% due 11/16/2026 •		1,868	1,870
Citibank Credit Card Issuance Trust 5.230% due 12/08/2027		2,000	2,002
Citizens Auto Receivables Trust
6.049% due 10/15/2026 •		769	771
6.269% due 07/15/2026 •		744	745
Cumulus Static CLO DAC 0.000% due 11/15/2033 •(a)	EUR	700	755
Ford Credit Auto Lease Trust 5.909% due 02/15/2026 •		$1,200	1,202
Honda Auto Receivables Owner Trust 5.870% due 06/22/2026		2,000	2,007
Hyundai Auto Lease Securitization Trust 6.069% due 09/15/2025 •		145	145
Kubota Credit Owner Trust 5.610% due 07/15/2026		1,936	1,937
LCM Loan Income Fund Ltd. 6.609% due 04/20/2031 •		832	832
Master Credit Card Trust
0.530% due 11/21/2025		2,000	1,986
6.169% due 01/21/2027 •		1,600	1,608
MMAF Equipment Finance LLC 5.790% due 11/13/2026		959	961
Nassau Ltd. 6.826% due 01/15/2030 •		882	883
Neuberger Berman CLO Ltd. 6.611% due 01/28/2030 •		1,088	1,090
SCCU Auto Receivables Trust 5.850% due 05/17/2027		500	501
SFS Auto Receivables Securitization Trust 6.119% due 03/22/2027 •		360	361
Tesla Auto Lease Trust 5.860% due 08/20/2025		1,693	1,696
Toyota Auto Receivables Owner Trust 5.719% (SOFR30A + 0.400%) due 08/17/2026 ~		917	917
Trillium Credit Card Trust 6.187% due 08/26/2028 •		2,000	2,009

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Verizon Master Trust 5.999% due 09/08/2028 •		2,000	2,017
World Omni Automobile Lease Securitization Trust 6.079% due 11/17/2025 •		137	137

Total Asset-Backed Securities (Cost $32,300)			32,393

SOVEREIGN ISSUES 3.1%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (c)	BRL	13,000	2,531
CPPIB Capital, Inc.
6.603% (SOFRINDX + 1.250%) due 04/04/2025 ~		$1,000	1,010
6.611% (SOFRRATE + 1.250%) due 03/11/2026 ~		1,450	1,477
PSP Capital, Inc. 5.597% (SOFRINDX + 0.240%) due 03/03/2025 ~		2,100	2,100

Total Sovereign Issues (Cost $7,184)			7,118

		SHARES
COMMODITIES 9.5%
Gold Warehouse Receipts		6,046	13,349
Silver Warehouse Receipts		331,000	8,173

Total Commodities (Cost $19,894)			21,522

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.7%
COMMERCIAL PAPER 6.5%
Alimentation Couche-Tard, Inc. 5.540% due 04/25/2024		$2,200	2,190
American Electric Power Co., Inc. 5.560% due 04/22/2024		1,300	1,295
CRH America Finance, Inc. 5.480% due 04/05/2024		1,200	1,199
CVS Health Corp.
5.570% due 04/01/2024		500	500
5.600% due 04/01/2024		1,600	1,599
Dominion Energy, Inc.
5.580% due 05/13/2024		400	397
5.600% due 04/23/2024		1,800	1,793
Entergy Corp. 5.600% due 05/06/2024		250	248
Intercontinental Exchange, Inc. 5.540% due 04/24/2024		1,000	996
Keurig Dr Pepper, Inc. 5.550% due 04/22/2024		1,700	1,693
L3Harris Technologies, Inc. 5.600% due 04/01/2024		2,100	2,099
Microchip Technology, Inc. 5.570% due 04/19/2024		250	249
VW Credit, Inc. 5.720% due 04/03/2024		450	450

			14,708

REPURCHASE AGREEMENTS (f) 1.7%			3,900

U.S. TREASURY BILLS 1.5%
5.374% due 06/13/2024 - 07/16/2024 (b)(c)		3,500	3,452

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $22,069)		22,060

Total Investments in Securities (Cost $194,850)		196,657

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
MUTUAL FUNDS 7.9% (d)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	177,575	17,853

Total Mutual Funds (Cost $17,772)		17,853

Total Investments in Affiliates (Cost $17,772)		17,853

Total Investments 94.7% (Cost $212,622)		$214,510
Financial Derivative Instruments (g)(h) 0.5%(Cost or Premiums, net $(14))		1,072
Other Assets and Liabilities, net 4.8%		10,876

Net Assets 100.0%		$226,458

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Institutional Class Shares of each Fund.
(e)	RESTRICTED SECURITIES:

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.220%	03/28/2024	04/01/2024	$3,900	U.S. Treasury Bonds 4.750% due 02/15/2041	$(3,986)	$3,900	$3,902

Total Repurchase Agreements	$(3,986)	$3,900	$3,902

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(215) at a weighted average interest rate of 5.389%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Call - CBOT Corn December 2024 Futures	$600.000	11/22/2024	83	$415	$44	$32
Call - CBOT Call - CBOT Corn July 2024 Futures	600.000	06/21/2024	97	485	27	6
Put - NYMEX Put - NYMEX Crude June 2024 Futures	63.000	05/16/2024	60	60	95	5
Put - NYMEX Put - NYMEX Crude Oil June 2024 Futures	76.000	05/16/2024	34	34	39	28

$205	$71

FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Call - ICE Brent Crude September 2024 Futures	70.000	07/26/2024	38	$38	$124	$29
Put - ICE Put - ICE Brent Crude July 2024 Futures	75.000	05/28/2024	43	43	113	20
Put - ICE Put - ICE Brent Crude September 2024 Futures	65.000	07/26/2024	38	38	83	16

$320	$65

Total Purchased Options	$525	$136

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT Put - CBOT Corn December 2024 Futures	$400.000	11/22/2024	83	$415	$(31)	$(23)
Call - NYMEX Call - NYMEX Crude June 2024 Futures	86.000	05/16/2024	34	34	(35)	(49)

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Call - NYMEX Call - NYMEX Crude June 2024 Futures	82.000	05/16/2024	60	60	(128)	(183)

$(194)	$(255)

FUTURE STYLED COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE Call - ICE Brent Crude July 2024 Futures	86.000	05/28/2024	43	$43	$(115)	$(136)
Call - ICE Call - ICE Brent Crude September 2024 Futures	85.000	07/26/2024	38	38	(120)	(165)
Call - ICE Call - ICE Brent Crude September 2024 Futures	90.000	07/26/2024	38	38	(110)	(92)

$(345)	$(393)

Total Written Options	$(539)	$(648)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2024	5	$293	$(2)	$0	$0
Aluminum May Futures	05/2024	2	116	1	0	0
Aluminum September Futures	09/2024	7	416	6	6	0
Arabica Coffee September Futures	09/2024	69	4,854	99	0	(48)
Brent Crude December Futures	10/2024	412	33,969	975	428	0
California Carbon Allowance December Futures	12/2024	197	7,843	(47)	120	0
Cocoa December Futures	12/2024	14	1,055	250	0	0
Copper July Futures	07/2024	37	3,736	47	7	0
Copper September Futures	09/2024	10	1,016	(12)	2	0
Cotton No. 2 December Futures	12/2024	319	13,396	128	104	0
Cotton No. 2 July Futures	07/2024	22	1,012	(16)	6	0
European Climate Exchange December Futures	12/2024	27	1,800	(33)	4	(18)
Gas Oil September Futures	09/2024	171	13,569	811	81	0
Gold 100 oz. December Futures	12/2024	34	7,814	193	91	0
Hard Red Winter Wheat July Futures	07/2024	169	4,899	(380)	49	0
Iron Ore July Futures	07/2024	311	3,102	(153)	20	0
Lean Hogs October Futures	10/2024	142	4,987	66	11	0
Live Cattle June Futures	06/2024	49	3,533	(52)	31	0
Natural Gas May Futures	04/2024	37	652	(39)	17	0
New York Harbor September Futures	08/2024	158	17,379	728	151	0
Nickel July Futures	07/2024	21	2,119	(78)	9	(87)
Nickel May Futures	05/2024	22	2,199	33	0	0
Nickel September Futures	09/2024	9	916	(54)	1	(55)
RBOB Gasoline September Futures	08/2024	218	23,093	2,144	348	0
Silver July Futures	07/2024	21	2,642	30	17	0
Silver September Futures	09/2024	23	2,921	133	19	0
Soybean July Futures	07/2024	112	6,749	57	0	(7)
Soybean Meal July Futures	07/2024	160	5,456	21	0	(26)
Soybean Oil December Futures	12/2024	13	377	(2)	3	0
Sugar No. 11 July Futures	06/2024	68	1,687	60	21	0
Sugar No. 11 October Futures	09/2024	182	4,495	(15)	45	0
U.S. Treasury 5-Year Note June Futures	06/2024	121	12,949	(10)	0	(14)
Wheat May Futures	05/2024	132	3,698	(212)	84	0
WTI Crude June Futures	05/2024	69	5,687	26	113	0
WTI Crude September Futures	08/2024	298	23,867	2,108	378	0
Zinc July Futures	07/2024	6	367	(23)	0	0
Zinc May Futures	05/2024	8	484	(22)	0	0
Zinc September Futures	09/2024	6	370	(9)	0	(9)

$6,757	$2,166	$(264)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2026	42	$(10,119)	$47	$2	$0
Aluminum July Futures	07/2024	5	(293)	(12)	0	0
Aluminum May Futures	05/2024	2	(116)	(5)	0	0
Cocoa July Futures	07/2024	8	(744)	(2)	1	0
Cocoa September Futures	09/2024	14	(1,204)	(235)	1	0
Corn December Futures	12/2024	23	(549)	(12)	0	(18)
Corn July Futures	07/2024	62	(1,409)	(48)	0	(48)
Corn May Futures	05/2024	157	(3,470)	22	0	(120)
Gold 100 oz. June Futures	06/2024	22	(4,924)	(88)	0	(56)
Nickel May Futures	05/2024	22	(2,199)	105	0	0
RBOB Gasoline June Futures	05/2024	69	(7,791)	61	0	(131)
Silver April Futures	04/2024	66	(8,183)	(722)	0	(57)
U.S. Treasury 2-Year Note June Futures	06/2024	186	(38,034)	114	38	0

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Wheat July Futures	07/2024	98	(2,821)	171	0	(64)
Zinc July Futures	07/2024	6	(367)	16	0	0
Zinc May Futures	05/2024	8	(484)	2	0	0

$(586)	$42	$(494)

Total Futures Contracts	$6,171	$2,208	$(758)

Cash of $11,780 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Future styled option variation margin liability of $(77) is outstanding at period end.
(2)	Unsettled variation margin liability of $(2) for closed futures is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	04/2024	EUR	133	$145	$1	$0
04/2024	$368	EUR	339	0	(3)
05/2024	803	743	0	0
BRC	04/2024	EUR	66	$72	1	0
05/2024	622	674	2	0
CBK	04/2024	BRL	10,499	2,135	41	0
04/2024	$2,101	BRL	10,499	0	(8)
GLM	04/2024	EUR	935	$1,015	6	0
04/2024	$806	EUR	743	0	(5)
07/2024	BRL	8,100	$1,635	34	0
JPM	04/2024	10,469	2,095	8	0
04/2024	$2,147	BRL	10,469	0	(60)
04/2024	74	EUR	68	0	(1)
07/2024	BRL	4,900	$986	18	0
RYL	01/2025	DKK	29,100	4,265	0	(7)
SCX	04/2024	$198	EUR	182	0	(1)

Total Forward Foreign Currency Contracts	$111	$(85)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	PIMCODB Index	22,397	0.000%	Monthly	02/18/2025	$4,536	$0	$41	$41	$0
GST	Receive	PIMCODB Index	58,549	0.000%	Monthly	02/18/2025	6,174	0	56	56	0
JPM	Receive	BCOMAG Index	12,933	0.150%	Monthly	02/18/2025	767	0	7	7	0
Receive	JMABNIC5 Index	29,696	0.000%	Monthly	02/18/2025	5,475	0	6	6	0

Total Swap Agreements	$0	$110	$110	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,976	$0	$59,976
Industrials	0	29,378	0	29,378
Utilities	0	19,056	0	19,056
U.S. Government Agencies	0	3,650	0	3,650
Non-Agency Mortgage-Backed Securities	0	1,504	0	1,504
Asset-Backed Securities	1,000	31,393	0	32,393
Sovereign Issues	0	7,118	0	7,118
Commodities	0	21,522	0	21,522
Short-Term Instruments
Commercial Paper	0	14,708	0	14,708
Repurchase Agreements	0	3,900	0	3,900
U.S. Treasury Bills	0	3,452	0	3,452

$1,000	$195,657	$0	$196,657
Investments in Affiliates, at Value
Mutual Funds	17,853	0	0	17,853

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Total Investments	$18,853	$195,657	$0	$214,510

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,304	40	0	2,344
Over the counter	0	221	0	221

	$2,304	$261	$0	$2,565
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,392)	(14)	0	(1,406)
Over the counter	0	(85)	0	(85)

	$(1,392)	$(99)	$0	$(1,491)

Total Financial Derivative Instruments	$912	$162	$0	$1,074

Totals	$19,765	$195,819	$0	$215,584

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.0% ¤
CORPORATE BONDS & NOTES 27.3%
BANKING & FINANCE 21.5%
ABN AMRO Bank NV 6.575% due 10/13/2026 •	$2,200	$2,222
Athene Global Funding
5.516% due 03/25/2027	2,000	2,003
5.684% due 02/23/2026	3,900	3,916
5.916% (SOFRINDX + 0.560%) due 08/19/2024 ~	1,255	1,256
6.057% (SOFRINDX + 0.700%) due 05/24/2024 ~	1,500	1,501
Bank of America Corp.
4.827% due 07/22/2026 •	5,000	4,957
6.695% (SOFRRATE + 1.330%) due 04/02/2026 ~	3,000	3,023
Barclays PLC
2.852% due 05/07/2026 •	800	776
3.932% due 05/07/2025 •	2,000	1,996
4.375% due 01/12/2026	400	393
5.304% due 08/09/2026 •	7,700	7,662
BNP Paribas SA 3.375% due 01/09/2025	4,000	3,935
BPCE SA
2.375% due 01/14/2025	582	567
6.612% due 10/19/2027 •	2,400	2,452
Cantor Fitzgerald LP 4.875% due 05/01/2024	6,874	6,867
Citigroup, Inc. 4.140% due 05/24/2025 •	4,000	3,989
Corebridge Financial, Inc. 3.500% due 04/04/2025	7,700	7,540
Danske Bank AS 6.466% due 01/09/2026 •	3,878	3,893
Deutsche Bank AG
3.700% due 05/30/2024	593	591
3.961% due 11/26/2025 •	9,000	8,879
Ford Motor Credit Co. LLC
4.134% due 08/04/2025	10,625	10,389
5.125% due 06/16/2025	1,839	1,823
FS KKR Capital Corp. 1.650% due 10/12/2024	5,000	4,884
GA Global Funding Trust
0.800% due 09/13/2024	2,153	2,107
1.000% due 04/08/2024	1,750	1,748
5.862% (SOFRRATE + 0.500%) due 09/13/2024 ~	1,110	1,110
6.708% (SOFRRATE + 1.360%) due 04/11/2025 ~	3,000	3,016
Goldman Sachs Group, Inc. 3.272% due 09/29/2025 •	500	494
HSBC Holdings PLC 6.962% (TSFR3M + 1.642%) due 09/12/2026 ~	4,850	4,902
ING Groep NV 3.869% due 03/28/2026 •	1,500	1,474
JPMorgan Chase & Co.
2.595% due 02/24/2026 •	1,000	974
5.040% due 01/23/2028 •	5,000	4,984
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,283
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,446
3.870% due 07/09/2025 •	672	668
4.716% due 08/11/2026 •	6,369	6,295
Mitsubishi UFJ Financial Group, Inc. 6.295% (SOFRRATE + 0.940%) due 02/20/2026 ~	3,500	3,509
Morgan Stanley 4.679% due 07/17/2026 •	5,000	4,948
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,000	1,953
Nordea Bank Abp 3.600% due 06/06/2025	2,000	1,963
Pacific Life Global Funding 5.980% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,497
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •	5,000	5,085
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024	1,500	1,498

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Societe Generale SA
2.226% due 01/21/2026 •	2,000	1,939
2.625% due 01/22/2025	6,824	6,652
Standard Chartered PLC
3.785% due 05/21/2025 •	2,000	1,993
3.971% due 03/30/2026 •	2,300	2,260
6.282% (SOFRRATE + 0.930%) due 11/23/2025 ~	2,000	2,000
7.106% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	5,036
Synchrony Bank 5.400% due 08/22/2025	7,200	7,136
UBS Group AG
4.488% due 05/12/2026 •	12,000	11,833
6.373% due 07/15/2026 •	1,900	1,914
VICI Properties LP 4.375% due 05/15/2025	1,700	1,672
Wells Fargo & Co. 2.406% due 10/30/2025 •	10,400	10,203

		194,106

INDUSTRIALS 4.0%
American Airlines Pass-Through Trust 4.000% due 01/15/2027	368	357
Bayer U.S. Finance LLC
4.375% due 12/15/2028	300	283
6.125% due 11/21/2026	400	403
Berry Global, Inc. 4.875% due 07/15/2026	2,000	1,961
Canadian Pacific Railway Co. 3.125% due 06/01/2026	700	669
Daimler Truck Finance North America LLC 6.111% (SOFRRATE + 0.750%) due 12/13/2024 ~	750	753
Dell International LLC 4.900% due 10/01/2026	1,700	1,690
Illumina, Inc. 5.800% due 12/12/2025	1,700	1,704
Imperial Brands Finance PLC
3.125% due 07/26/2024	8,100	8,030
4.250% due 07/21/2025	1,841	1,808
Renesas Electronics Corp. 1.543% due 11/26/2024	9,700	9,418
Sands China Ltd. 5.125% due 08/08/2025	2,800	2,764
SK Hynix, Inc. 1.500% due 01/19/2026	3,100	2,889
Warnermedia Holdings, Inc. 3.788% due 03/15/2025	3,300	3,239

		35,968

UTILITIES 1.8%
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	1,000	986
Enel Finance International NV 6.800% due 10/14/2025	2,500	2,551
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	9,600	9,556
Pacific Gas & Electric Co. 4.950% due 06/08/2025	3,500	3,473

		16,566

Total Corporate Bonds & Notes (Cost $247,712)		246,640

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
4.000% due 06/01/2042 - 03/01/2047	433	411
5.000% due 07/01/2033 - 07/01/2044	1,249	1,223
5.150% due 05/01/2035	36	36
5.350% due 02/01/2035 - 01/01/2038	302	298
5.450% due 04/01/2036	83	82
5.500% due 12/01/2031 - 03/01/2050	964	956
6.000% due 09/01/2028 - 04/01/2048	638	642
6.500% due 07/01/2036 - 09/01/2048	301	305
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	3	3
2.500% due 10/25/2048	142	126
5.000% due 10/01/2033 - 02/01/2038	281	282
5.400% due 09/01/2037 - 11/01/2038	317	323
5.500% due 08/01/2033 - 06/01/2047	1,047	1,054
5.520% due 05/28/2025	15,700	15,692
5.550% due 06/01/2037 - 07/01/2037	89	92
6.000% due 09/01/2031 - 05/01/2033	30	30
6.500% due 11/01/2036 - 10/17/2038	293	294

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

7.000% due 05/01/2029	11	11
Ginnie Mae
2.500% due 10/20/2049	119	103
3.000% due 11/20/2046	83	73
3.500% due 05/20/2042	60	55
3.700% due 04/15/2042	109	103
3.740% due 03/20/2042 - 07/20/2042	73	67
3.750% due 04/15/2042 - 03/20/2044	129	121
4.000% due 04/20/2040 - 06/20/2043	545	511
4.500% due 08/20/2038 - 11/20/2048	474	460
5.350% due 12/15/2036 - 01/15/2038	312	318
5.400% due 06/20/2039	81	82
5.500% due 03/20/2034 - 08/20/2041	332	331
6.000% due 09/20/2038	38	39
6.069% due 10/20/2072 •	1,301	1,293
6.219% due 01/20/2074 •	2,616	2,626
6.299% due 09/20/2073 •	8,021	8,079
6.441% due 08/16/2039 •	3	3
6.500% due 09/20/2025 - 07/20/2039	31	32
7.000% due 09/15/2024 - 06/20/2039	564	572
Uniform Mortgage-Backed Security
4.250% due 01/01/2036	79	77
4.750% due 09/01/2034 - 04/01/2036	303	300
5.340% due 09/01/2029	44	44
6.000% due 06/01/2031	1	1
Uniform Mortgage-Backed Security, TBA 5.000% due 05/01/2054	88,100	85,990

Total U.S. Government Agencies (Cost $123,752)		123,140

U.S. TREASURY OBLIGATIONS 21.4%
U.S. Treasury Notes
5.000% due 08/31/2025 (e)	192,600	193,021

Total U.S. Treasury Obligations (Cost $192,896)		193,021

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.6%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	463	432
Bear Stearns ALT-A Trust
5.138% due 05/25/2035 ~	25	23
5.764% due 02/25/2034 •	752	695
Beneria Cowen & Pritzer Collateral Funding Corp. 6.239% due 06/15/2038 •	5,600	5,329
BFLD Trust 6.590% due 10/15/2035 •	2,000	1,603
BWAY Mortgage Trust 6.690% due 09/15/2036 •	3,000	2,853
BX Trust 6.139% due 01/15/2034 •	2,912	2,897
Chase Mortgage Finance Trust 5.808% due 02/25/2037 «~	300	281
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.644% due 01/25/2036 •	29	26
5.673% due 10/25/2035 •	156	144
5.744% due 08/25/2035 «•	18	16
Citigroup Commercial Mortgage Trust 6.620% due 10/15/2036 •	1,950	1,937
Citigroup Mortgage Loan Trust 5.000% due 05/25/2051 •	3,719	3,454
Countrywide Alternative Loan Trust 5.584% due 06/25/2037 •	53	46
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.140% due 12/26/2059 ~	940	949
DROP Mortgage Trust 6.589% due 10/15/2043 •	6,000	5,778
Extended Stay America Trust 6.519% due 07/15/2038 •	5,120	5,122
First Horizon Alternative Mortgage Securities Trust 6.851% due 02/25/2035 ~	162	151
GCAT Trust
1.348% due 05/25/2066 ~	2,500	2,100
1.503% due 05/25/2066 ~	2,258	1,898
2.650% due 10/25/2068 ~	322	305
2.885% due 12/27/2066 ~	1,870	1,703
GCT Commercial Mortgage Trust 6.240% due 02/15/2038 •	800	671
Ginnie Mae 6.319% due 05/20/2073 •	11,347	11,448
GS Mortgage Securities Corp. Trust 8.726% due 08/15/2039 •	7,300	7,344
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,457	2,281
5.000% due 02/25/2052 •	4,073	3,783

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

GSR Mortgage Loan Trust
6.112% due 09/25/2035 «~	2	2
7.558% due 08/25/2033 «•	62	56
Impac CMB Trust 6.084% due 03/25/2035 •	70	67
InTown Mortgage Trust 7.814% due 08/15/2039 •	2,900	2,920
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	289	281
6.240% due 04/15/2038 •	945	944
6.823% due 12/15/2031 •	572	484
JP Morgan Mortgage Trust 4.896% due 07/25/2035 ~	183	171
JPMBB Commercial Mortgage Securities Trust 3.801% due 09/15/2047	4,410	4,365
Legacy Mortgage Asset Trust 4.991% due 09/25/2060 ~	431	431
MASTR Adjustable Rate Mortgages Trust 5.990% due 04/21/2034 «~	14	13
Merrill Lynch Mortgage Investors Trust
5.628% due 12/25/2035 ~	166	154
5.904% due 04/25/2029 •	96	89
MFA Trust
1.131% due 07/25/2060 ~	2,339	2,071
6.105% due 12/25/2068 þ	1,012	1,012
Morgan Stanley Mortgage Loan Trust 6.524% due 11/25/2035 •	755	749
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •	815	757
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	1,164	1,062
2.464% due 01/26/2060 ~	4,506	4,130
3.500% due 12/25/2057 ~	990	942
3.500% due 10/25/2059 ~	392	363
4.500% due 05/25/2058 ~	95	92
NYO Commercial Mortgage Trust 6.535% due 11/15/2038 •	6,000	5,818
OBX Trust
1.957% due 10/25/2061 ~	225	187
6.520% due 07/25/2063 þ	2,445	2,467
One New York Plaza Trust 6.390% due 01/15/2036 •	3,700	3,612
ONE Park Mortgage Trust 6.139% due 03/15/2036 •	3,914	3,820
PRKCM Trust 6.333% due 03/25/2059 þ	393	395
PRPM Trust 6.221% due 11/25/2068 þ	674	674
RESIMAC Premier 6.087% due 02/03/2053 •	1,336	1,332
Sequoia Mortgage Trust
5.843% due 07/20/2036 •	471	407
6.103% due 06/20/2033 «•	1	1
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	321	303
Starwood Mortgage Trust 6.490% due 04/15/2034 •	2,434	2,418
Structured Asset Mortgage Investments Trust
6.021% due 07/19/2034 «•	3	2
6.101% due 09/19/2032 •	4	4
Thornburg Mortgage Securities Trust 5.378% due 04/25/2045 «~	34	32
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	717	655
2.250% due 12/25/2061 ~	2,619	2,476
3.750% due 05/25/2058 ~	1,944	1,873
6.044% due 02/25/2057 •	50	50
6.444% due 05/25/2058 •	734	747
6.444% due 10/25/2059 •	490	494
Verus Securitization Trust
5.712% due 01/25/2069 þ	1,965	1,955
6.259% due 12/25/2068 þ	4,907	4,926
6.476% due 06/25/2068 þ	2,559	2,570
WaMu Mortgage Pass-Through Certificates Trust
3.781% due 07/25/2037 ~	357	288
4.810% due 06/25/2033 «~	1	1
6.064% due 01/25/2045 •	6	6
6.069% due 06/25/2046 •	22	19
6.244% due 06/25/2044 •	365	335

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.304% due 10/25/2045 •	57	55

Total Non-Agency Mortgage-Backed Securities (Cost $126,651)		122,346

ASSET-BACKED SECURITIES 30.8%
Anchorage Capital CLO Ltd.
0.000% due 04/22/2034 •(a)	1,700	1,700
6.626% due 07/15/2030 •	1,315	1,315
AREIT LLC 7.569% due 06/17/2039 •	7,200	7,232
Ares CLO Ltd. 6.610% due 04/18/2031 •	4,400	4,403
Asset-Backed Securities Corp. Home Equity Loan Trust 6.254% due 06/25/2034 •	63	62
Atlas Static Senior Loan Fund Ltd. 7.064% due 07/15/2030 •	5,091	5,119
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	8,100	8,258
Bank of America Auto Trust 5.530% due 02/15/2028	3,600	3,619
Bear Stearns Asset-Backed Securities Trust
6.179% due 09/25/2035 •	727	722
6.244% due 10/27/2032 «•	13	13
6.344% due 08/25/2034 •	435	420
Benefit Street Partners CLO Ltd.
6.526% due 10/15/2030 •	1,019	1,019
6.608% due 01/17/2032 •	400	400
BXMT Ltd. 6.840% due 11/15/2037 •	3,013	2,927
Carlyle U.S. CLO Ltd. 6.579% due 04/20/2031 •	4,487	4,497
CarMax Auto Owner Trust 6.080% due 12/15/2026	7,000	7,031
Carvana Auto Receivables Trust
5.380% due 03/12/2029	2,500	2,501
5.820% due 08/10/2028	2,700	2,717
CBAM Ltd. 6.699% due 10/20/2029 •	4,498	4,503
Chase Funding Trust 6.044% due 07/25/2033 «•	210	200
Citizens Auto Receivables Trust 5.830% due 02/15/2028	5,000	5,048
Countrywide Asset-Backed Certificates Trust
3.641% due 03/25/2036 •	143	139
5.744% due 09/25/2046 •	111	110
CQS U.S. CLO Ltd. 7.168% due 07/20/2031 •	1,258	1,262
DLLAD LLC 5.190% due 04/20/2026	4,117	4,107
Dryden CLO Ltd. 6.626% due 07/15/2031 •	7,121	7,123
Dryden Senior Loan Fund
6.556% due 04/15/2028 •	1,183	1,185
6.596% due 04/15/2029 •	2,158	2,159
Elevation CLO Ltd. 6.536% due 10/25/2030 •	4,720	4,722
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	4,333	3,754
Enterprise Fleet Financing LLC
5.510% due 01/22/2029	5,940	5,937
5.760% due 10/22/2029	5,386	5,396
Finance America Mortgage Loan Trust 6.269% due 08/25/2034 •	116	109
First Franklin Mortgage Loan Trust
5.764% due 04/25/2036 •	1,059	1,026
6.194% due 11/25/2034 •	91	88
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	6,100	6,073
GECU Auto Receivables Trust 5.630% due 08/15/2028	2,400	2,408
GM Financial Automobile Leasing Trust
5.090% due 03/22/2027	2,500	2,500
5.270% due 06/20/2025	1,746	1,745
GM Financial Consumer Automobile Receivables Trust 5.939% due 03/16/2026 •	2,841	2,845
Golden Credit Card Trust 4.310% due 09/15/2027	10,000	9,857
Greenwood Park CLO Ltd. 6.586% due 04/15/2031 •	3,325	3,329
Greystone Commercial Real Estate Notes Ltd. 6.620% due 09/15/2037 •	141	141
GSAA Home Equity Trust 5.984% due 07/25/2037 «•	106	96

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

GSAMP Trust 5.964% due 06/25/2036 •	502	478
HERA Commercial Mortgage Ltd. 6.491% due 02/18/2038 •	2,449	2,416
Home Equity Asset Trust 6.494% due 11/25/2034 •	871	855
Huntington Auto Trust 5.230% due 01/16/2029	3,000	3,007
Hyundai Auto Lease Securitization Trust 5.200% due 04/15/2025	2,794	2,793
Hyundai Auto Receivables Trust 5.350% due 11/17/2025	1,017	1,017
KKR CLO Ltd.
6.500% due 07/18/2030 •	363	364
6.526% due 07/15/2030 •	1,394	1,397
LAD Auto Receivables Trust 6.210% due 10/15/2026	4,528	4,535
LCCM Trust 6.640% due 12/13/2038 •	3,846	3,768
LCM LP
6.441% due 07/19/2027 •	7	7
6.579% due 07/20/2030 •	2,483	2,484
LCM Ltd. 6.659% due 04/20/2031 •	1,100	1,099
MF1 Ltd. 7.140% due 11/15/2035 •	890	892
MF1 Multifamily Housing Mortgage Loan Trust 6.290% due 07/15/2036 •	861	856
MidOcean Credit CLO 6.611% due 01/29/2030 •	805	805
MKS CLO Ltd. 6.579% due 07/20/2030 •	2,534	2,534
Mountain View CLO LLC 6.666% due 10/16/2029 •	99	99
Nassau Ltd. 6.726% due 10/15/2029 •	131	131
Navient Private Education Loan Trust
2.460% due 11/15/2068	660	622
6.890% due 07/16/2040 •	1,595	1,602
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	1,067	936
1.170% due 09/16/2069	1,461	1,318
1.310% due 01/15/2069	548	506
1.690% due 05/15/2069	1,965	1,782
2.230% due 07/15/2070	4,415	3,902
6.440% due 04/15/2069 •	1,577	1,571
Navient Student Loan Trust 6.480% due 03/15/2072	7,465	7,569
New Century Home Equity Loan Trust 6.374% due 11/25/2034 •	329	323
NovaStar Mortgage Funding Trust 3.332% due 01/25/2036 •	197	194
Oaktree CLO Ltd. 6.689% due 04/22/2030 •	1,600	1,601
Palmer Square Loan Funding Ltd. 6.376% due 10/15/2029 •	116	116
PFP Ltd.
6.439% due 08/09/2037 •	533	530
7.600% due 08/19/2035 •	6,000	6,024
PFS Financing Corp. 5.520% due 10/15/2028	5,000	5,050
PRET LLC
1.992% due 02/25/2061 þ	1,348	1,317
2.487% due 07/25/2051 þ	1,753	1,714
RAAC Trust 5.994% due 01/25/2046 •	344	340
Ready Capital Mortgage Financing LLC 7.703% due 10/25/2039 •	1,833	1,841
Renaissance Home Equity Loan Trust 4.304% due 08/25/2033 •	724	661
Residential Asset Securities Corp. Trust
6.144% due 06/25/2035 «•	283	274
6.539% due 03/25/2035 •	253	248
Saranac CLO Ltd. 6.717% due 08/13/2031 •	4,545	4,568
Saxon Asset Securities Trust 0.960% due 05/25/2035 •	133	124
SBA Tower Trust 3.869% due 10/15/2049 þ	1,000	988
Securitized Asset-Backed Receivables LLC Trust 6.119% due 01/25/2035 •	99	88
SLM Student Loan Trust
6.373% due 04/25/2049 •	55	54
7.323% due 10/25/2024 •	99	100

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

SMB Private Education Loan Trust
1.600% due 09/15/2054	850	775
2.230% due 09/15/2037	1,409	1,323
4.480% due 05/16/2050	2,576	2,508
5.670% due 11/15/2052	4,505	4,549
6.040% due 03/17/2053 •	382	377
6.294% due 09/15/2054 •	3,380	3,369
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	1,615	1,614
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	48	46
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	522	476
Sound Point CLO Ltd.
6.477% due 01/23/2029 •	152	152
6.566% due 07/25/2030 •	1,084	1,085
Soundview Home Loan Trust 6.119% due 06/25/2035 •	187	183
Structured Asset Investment Loan Trust
5.994% due 09/25/2034 •	1,530	1,439
6.149% due 03/25/2034 •	367	362
Structured Asset Securities Corp. Mortgage Loan Trust 5.714% due 07/25/2036 •	142	141
Synchrony Card Funding LLC 5.540% due 07/15/2029	8,000	8,081
Tesla Auto Lease Trust 6.130% due 09/21/2026	4,200	4,240
Towd Point Asset Trust 6.143% due 11/20/2061 •	1,068	1,057
Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	3,000	3,004
5.270% due 01/15/2026	2,150	2,149
5.280% due 05/15/2026	4,581	4,576
Trillium Credit Card Trust 6.187% due 08/26/2028 •	10,000	10,045
Venture CLO Ltd.
6.599% due 04/20/2029 •	209	209
6.629% due 07/20/2030 •	7,364	7,378
6.679% due 01/20/2029 •	530	530
6.709% due 04/20/2032 •	1,100	1,102
Vibrant CLO Ltd. 6.699% due 07/20/2032 •	300	301
VMC Finance LLC 6.541% due 06/16/2036 •	891	887
Voya CLO Ltd.
6.528% due 04/17/2030 •	2,850	2,855
6.576% due 10/15/2030 •	2,466	2,469
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 6.044% due 04/25/2034 •	880	855
World Omni Auto Receivables Trust 5.510% due 03/16/2026	1,372	1,372
World Omni Automobile Lease Securitization Trust 5.470% due 11/17/2025	3,413	3,411

Total Asset-Backed Securities (Cost $279,460)		278,237

SHORT-TERM INSTRUMENTS 2.2%
COMMERCIAL PAPER 2.1%
Dominion Energy, Inc. 5.600% due 04/29/2024	8,400	8,359
Eversource Energy 5.600% due 04/03/2024	550	549
Penske Truck Leasing Co. LP 5.550% due 05/17/2024	1,200	1,191
Phillips 66
5.550% due 04/02/2024	4,500	4,497
5.550% due 04/04/2024	4,500	4,495

		19,091

REPURCHASE AGREEMENTS (d) 0.1%		524

U.S. TREASURY BILLS 0.0%
5.375% due 06/20/2024 (b)(c)	246	243

Total Short-Term Instruments (Cost $19,869)		19,858

Total Investments in Securities (Cost $990,340)		983,242

Total Investments 109.0% (Cost $990,340)		$983,242
Financial Derivative Instruments (f)(g) (0.0)%(Cost or Premiums, net $0)		(383)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Other Assets and Liabilities, net (9.0)%	(80,830)

Net Assets 100.0%	$902,029

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$524	U.S. Treasury Notes 4.250% due 12/31/2025	$(535)	$524	$524

Total Repurchase Agreements	$(535)	$524	$524

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	5.450%	03/28/2024	04/01/2024	$(1,006)	$(1,007)

Total Reverse Repurchase Agreements	$(1,007)

(e)	Securities with an aggregate market value of $1,002 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(11,630) at a weighted average interest rate of 4.017%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	1,825	$373,184	$(401)	$0	$(371)
U.S. Treasury 5-Year Note June Futures	06/2024	500	53,508	(12)	0	(59)

$(413)	$0	$(430)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2024	84	$(9,307)	$(63)	$7	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	595	(68,193)	(627)	0	(9)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	130	(16,770)	(139)	0	(61)

$(829)	$7	$(70)

Total Futures Contracts	$(1,242)	$7	$(500)

Cash of $3,236 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2024	AUD	64	$42	$0	$0
04/2024	$406	AUD	619	0	(3)
05/2024	42	64	0	0
BOA	04/2024	AUD	90	$59	0	0
04/2024	EUR	4,190	4,546	25	0
04/2024	JPY	512,480	3,392	6	0
04/2024	$4,549	EUR	4,190	0	(29)
05/2024	EUR	4,190	$4,555	29	0
05/2024	$59	AUD	90	0	0
05/2024	3,392	JPY	510,150	0	(6)
BPS	04/2024	325	AUD	499	1	0
CBK	04/2024	CHF	4,042	$4,545	63	0
04/2024	SEK	47,525	4,538	99	0
FAR	04/2024	JPY	875,131	5,788	7	0
05/2024	$5,788	JPY	871,160	0	(7)
JPM	04/2024	4,726	CAD	6,394	0	(5)
05/2024	CAD	6,391	$4,726	5	0
MBC	04/2024	$3,988	JPY	597,722	0	(40)
MYI	04/2024	CAD	6,433	$4,738	0	(11)
04/2024	$4,506	SEK	47,524	0	(66)
05/2024	SEK	47,465	$4,506	66	0
TOR	04/2024	$4,103	AUD	6,260	0	(24)
04/2024	4,486	CHF	4,044	0	(1)
04/2024	5,299	JPY	791,958	0	(67)
05/2024	CHF	4,031	$4,486	2	0
05/2024	$50	AUD	77	0	0
UAG	04/2024	AUD	7,147	$4,672	14	0
05/2024	$4,676	AUD	7,147	0	(14)

Total Forward Foreign Currency Contracts	$317	$(273)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	$84,700	$76	$91

Total Purchased Options	$76	$91

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.342%	09/09/2024	$84,700	$(76)	$(25)

Total Written Options	$(76)	$(25)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$194,106	$0	$194,106
Industrials	0	35,968	0	35,968
Utilities	0	16,566	0	16,566
U.S. Government Agencies	0	123,140	0	123,140
U.S. Treasury Obligations	0	193,021	0	193,021
Non-Agency Mortgage-Backed Securities	0	121,942	404	122,346
Asset-Backed Securities	0	277,654	583	278,237
Short-Term Instruments
Commercial Paper	0	19,091	0	19,091
Repurchase Agreements	0	524	0	524

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

U.S. Treasury Bills	0	243	0	243

Total Investments	$0	$982,255	$987	$983,242

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	408	0	408

	$0	$415	$0	$415
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(500)	0	(500)
Over the counter	0	(298)	0	(298)

	$0	$(798)	$0	$(798)

Total Financial Derivative Instruments	$0	$(383)	$0	$(383)

Totals	$0	$981,872	$987	$982,859

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.5% ¤
CORPORATE BONDS & NOTES 46.2%
BANKING & FINANCE 22.2%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	$700	$683
2.875% due 08/14/2024	1,200	1,186
Ally Financial, Inc. 4.625% due 03/30/2025	1,500	1,482
American Tower Corp. 2.400% due 03/15/2025	1,500	1,455
Avolon Holdings Funding Ltd. 3.950% due 07/01/2024	400	398
Bank of America Corp.
0.981% due 09/25/2025 •	1,000	977
2.456% due 10/22/2025 •	1,500	1,473
Bank of Nova Scotia 0.650% due 07/31/2024	1,577	1,551
Barclays PLC 3.932% due 05/07/2025 •	800	798
Cantor Fitzgerald LP 4.875% due 05/01/2024	800	799
Citigroup, Inc.
3.352% due 04/24/2025 •	1,000	998
6.038% (SOFRRATE + 0.686%) due 10/30/2024 ~	1,500	1,502
Cooperatieve Rabobank UA 2.625% due 07/22/2024	810	803
Crown Castle, Inc. 3.200% due 09/01/2024	1,000	990
DBS Group Holdings Ltd. 5.971% (SOFRRATE + 0.610%) due 09/12/2025 ~	1,000	1,001
Deutsche Bank AG 0.898% due 05/28/2024	1,000	993
DNB Bank ASA 0.856% due 09/30/2025 •	500	488
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	500	485
6.950% due 03/06/2026	1,000	1,020
GA Global Funding Trust 1.000% due 04/08/2024	2,200	2,198
Goldman Sachs Group, Inc.
5.700% due 11/01/2024	500	500
5.836% (SOFRRATE + 0.486%) due 10/21/2024 ~	2,400	2,402
HAT Holdings LLC 6.000% due 04/15/2025	800	797
JPMorgan Chase & Co. 2.301% due 10/15/2025 •	500	491
LeasePlan Corp. NV 2.875% due 10/24/2024	1,700	1,673
Lloyds Banking Group PLC 3.870% due 07/09/2025 •	1,500	1,492
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •	500	496
Nomura Holdings, Inc. 2.648% due 01/16/2025	1,700	1,660
Nuveen Finance LLC 4.125% due 11/01/2024	1,500	1,487
Public Storage Operating Co. 5.820% (SOFRRATE + 0.470%) due 04/23/2024 ~	1,137	1,137
SBA Tower Trust 2.836% due 01/15/2050	400	391
Societe Generale SA 6.400% (SOFRRATE + 1.050%) due 01/21/2026 ~	355	356
USAA Capital Corp. 0.500% due 05/01/2024	2,500	2,490
Weyerhaeuser Co.
4.750% due 05/15/2026	500	496
7.950% due 03/15/2025	977	997

		38,145

INDUSTRIALS 20.5%
Analog Devices, Inc. 2.950% due 04/01/2025	36	35

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Aptiv PLC 2.396% due 02/18/2025		1,500	1,456
Arrow Electronics, Inc.
3.250% due 09/08/2024		1,500	1,483
4.000% due 04/01/2025		400	393
Carrier Global Corp. 2.242% due 02/15/2025		1,000	970
Central Japan Railway Co. 2.200% due 10/02/2024		1,529	1,502
CommonSpirit Health 2.760% due 10/01/2024		1,000	985
Conagra Brands, Inc. 4.300% due 05/01/2024		1,476	1,474
Cox Communications, Inc. 3.150% due 08/15/2024		2,127	2,105
Dell International LLC 4.000% due 07/15/2024		1,500	1,493
Fiserv, Inc. 2.750% due 07/01/2024		1,500	1,489
HCA, Inc. 5.375% due 02/01/2025		1,500	1,496
Honda Motor Co. Ltd. 2.271% due 03/10/2025		200	195
Hyundai Capital America 5.800% due 06/26/2025		2,000	2,005
JDE Peet's NV 0.800% due 09/24/2024		2,000	1,951
John Lewis PLC 6.125% due 01/21/2025	GBP	1,000	1,261
Microchip Technology, Inc. 0.983% due 09/01/2024		$1,700	1,666
NetApp, Inc. 3.300% due 09/29/2024		1,213	1,197
Panasonic Holdings Corp. 2.679% due 07/19/2024		1,509	1,495
Quanta Services, Inc. 0.950% due 10/01/2024		1,500	1,464
Renesas Electronics Corp. 1.543% due 11/26/2024		2,117	2,056
Revvity, Inc. 0.850% due 09/15/2024		1,700	1,661
Rogers Communications, Inc. 2.950% due 03/15/2025		1,000	975
Take-Two Interactive Software, Inc. 3.550% due 04/14/2025		1,402	1,376
VMware, Inc. 1.000% due 08/15/2024		1,500	1,474
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024		1,200	1,183
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		305	296

			35,136

UTILITIES 3.5%
Avangrid, Inc. 3.150% due 12/01/2024		2,100	2,065
Electricite de France SA 3.625% due 10/13/2025		1,500	1,462
Enel Finance International NV 2.650% due 09/10/2024		1,500	1,479
Eversource Energy 2.900% due 10/01/2024		1,000	985

			5,991

Total Corporate Bonds & Notes (Cost $79,358)			79,272

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae
5.751% due 08/25/2044 •		747	736
5.935% due 05/25/2046 •		222	219
Federal Home Loan Bank 5.350% due 05/17/2024		906	905
Freddie Mac 6.033% due 01/15/2054 •		437	433
Ginnie Mae 3.000% due 06/20/2051 •		1,115	962

Total U.S. Government Agencies (Cost $3,420)			3,255

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2025		2,731	2,671

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $2,677)			2,671

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
280 Park Avenue Mortgage Trust 6.498% due 09/15/2034 •		500	491
Beast Mortgage Trust 6.626% due 02/15/2037 •		500	443
GCAT Trust 2.885% due 12/27/2066 ~		234	213
Gemgarto PLC 5.812% due 12/16/2067 •	GBP	154	194
Hilton USA Trust 2.828% due 11/05/2035		$800	694
OBX Trust
2.305% due 11/25/2061 ~		613	528
2.783% due 01/25/2062 þ		473	439
One Market Plaza Trust 3.614% due 02/10/2032		438	405
RESIMAC Premier 6.133% due 07/10/2052 •		91	90
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		143	132
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		278	268
VASA Trust 6.340% due 07/15/2039 •		500	458

Total Non-Agency Mortgage-Backed Securities (Cost $4,797)			4,355

ASSET-BACKED SECURITIES 24.2%
ACAS CLO Ltd. 6.450% due 10/18/2028 •		353	354
Allegro CLO Ltd. 0.000% due 01/19/2033 •(a)		600	600
Ares CLO Ltd. 6.446% due 01/15/2029 •		387	387
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025		500	497
Benefit Street Partners CLO Ltd. 6.526% due 10/15/2030 •		475	475
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	627	462
BMW Vehicle Lease Trust 5.950% due 08/25/2025		$909	910
Capital One Multi-Asset Execution Trust 1.040% due 11/15/2026		300	292
Carlyle Global Market Strategies CLO Ltd. 0.000% due 07/20/2032 •(a)		800	800
CarMax Auto Owner Trust 3.490% due 02/16/2027		831	818
Carvana Auto Receivables Trust 5.770% due 04/12/2027		800	800
Citizens Auto Receivables Trust
6.049% due 10/15/2026 •		577	578
6.130% due 07/15/2026		669	671
College Avenue Student Loans LLC 6.644% due 12/26/2047 •		523	521
Commonbond Student Loan Trust
1.980% due 08/25/2050		1,174	1,022
3.560% due 09/25/2045		519	489
Dryden Senior Loan Fund 6.556% due 04/15/2028 •		189	190
Ford Auto Securitization Trust 5.889% due 05/15/2026	CAD	695	518
Golub Capital Partners CLO Ltd. 0.000% due 04/20/2033 •(a)		$600	600
Halseypoint CLO Ltd. 6.679% due 07/20/2031 •		837	838
LAD Auto Receivables Trust 5.680% due 10/15/2026		481	481
LCM LP 6.441% due 07/19/2027 •		5	5
M&T Equipment Notes 6.090% due 07/15/2030		773	774
Madison Park Funding Ltd.
0.000% due 10/18/2030 «•(a)		850	851
6.326% due 04/15/2029 •		689	689
Master Credit Card Trust
0.530% due 11/21/2025		1,200	1,192
6.069% due 01/21/2028 •		1,500	1,502
6.169% due 01/21/2027 •		1,000	1,005
MBarc Credit Canada, Inc. 5.445% due 10/15/2025	CAD	1,333	985

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Nassau Ltd.
6.726% due 10/15/2029 •		$33	33
6.826% due 01/15/2030 •		212	212
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		928	816
1.310% due 01/15/2069		127	118
2.400% due 10/15/2068		119	112
2.600% due 08/15/2068		766	717
3.130% due 02/15/2068		674	649
6.440% due 04/15/2069 •		225	224
Neuberger Berman CLO Ltd. 6.611% due 01/28/2030 •		363	363
OCP CLO Ltd. 6.699% due 07/20/2029 •		304	304
Oscar U.S. Funding LLC 5.480% due 02/10/2027		1,570	1,569
OSD CLO Ltd. 6.448% due 04/17/2031 •		820	822
Palmer Square Loan Funding Ltd. 6.376% due 10/15/2029 •		1,048	1,047
PRET LLC 1.868% due 07/25/2051 þ		354	343
SMB Private Education Loan Trust
5.380% due 01/15/2053		660	660
6.240% due 01/15/2053 •		717	711
6.940% due 04/15/2032 •		65	65
Stratus CLO Ltd.
6.479% due 12/28/2029 •		383	382
6.529% due 12/29/2029 •		497	497
Symphony Static CLO Ltd. 6.416% due 10/25/2029 •		1,219	1,220
Tesla Auto Lease Trust
0.000% due 06/22/2026 •		2,000	2,001
0.630% due 09/22/2025		1,124	1,120
5.860% due 08/20/2025		1,270	1,272
6.020% due 09/22/2025		1,433	1,436
Tesla Electric Vehicle Trust 5.839% due 12/21/2026 •		1,000	1,001
Towd Point HE Trust 0.918% due 02/25/2063 ~		76	73
Toyota Auto Receivables Owner Trust 6.015% due 01/15/2026 •		387	387
Trillium Credit Card Trust
6.086% due 12/26/2028 •		1,000	1,001
6.187% due 08/26/2028 •		1,500	1,507
Venture CLO Ltd. 6.629% due 08/28/2029 •		14	15
Voya CLO Ltd. 0.000% due 07/20/2032 •(a)		800	800
Wellfleet CLO Ltd. 6.469% due 07/20/2029 •		32	32
World Omni Auto Receivables Trust 5.899% due 02/16/2027 •		700	702

Total Asset-Backed Securities (Cost $41,844)			41,517

SOVEREIGN ISSUES 0.7%
Development Bank of Japan, Inc. 1.750% due 02/18/2025		1,300	1,259

Total Sovereign Issues (Cost $1,262)			1,259

SHORT-TERM INSTRUMENTS 41.4%
COMMERCIAL PAPER 7.4%
Arrow Electronics, Inc. 5.750% due 04/04/2024		300	300
AT+T, Inc. 5.520% due 04/18/2024		1,300	1,296
Bank of Nova Scotia 5.051% due 05/21/2024	CAD	700	513
Campbell Soup Co. 5.630% due 04/03/2024		$400	400
Crown Castle, Inc.
5.800% due 04/16/2024		500	499
5.810% due 04/09/2024		300	299
5.830% due 04/09/2024		250	250
5.830% due 04/18/2024		450	449
CVS Health Corp.
5.570% due 04/01/2024		400	400
5.600% due 04/01/2024		1,300	1,299
Eversource Energy 5.600% due 04/04/2024		1,450	1,449

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Intercontinental Exchange, Inc.
5.520% due 04/18/2024		250	249
5.540% due 04/24/2024		900	896
5.550% due 05/03/2024		500	497
Keurig Dr Pepper, Inc. 5.520% due 04/17/2024		600	598
Royal Bank of Canada
5.058% due 05/13/2024	CAD	2,100	1,540
5.170% due 04/29/2024		1,300	955
5.179% due 04/15/2024		1,000	736

			12,625

REPURCHASE AGREEMENTS (d) 34.0%			58,400

Total Short-Term Instruments (Cost $71,047)			71,025

Total Investments in Securities (Cost $204,405)			203,354

Total Investments 118.5% (Cost $204,405)			$203,354
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $0)			51
Other Assets and Liabilities, net (18.5)%			(31,772)

Net Assets 100.0%			$171,633

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.440%	03/28/2024	04/01/2024	$30,700	Ginnie Mae 5.500% due 10/20/2052	$(31,726)	$30,700	$30,719
JPS	5.450	04/01/2024	04/02/2024	27,700	U.S. Treasury Notes 5.000% due 09/30/2025	(28,256)	27,700	27,700

Total Repurchase Agreements	$(59,982)	$58,400	$58,419

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	31	$(6,339)	$5	$6	$0
U.S. Treasury 5-Year Note June Futures	06/2024	48	(5,137)	(6)	6	0

Total Futures Contracts	$(1)	$12	$0

Cash of $206 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2024	CAD	700	$520	$3	$0
BPS	04/2024	GBP	1,275	1,618	9	0
04/2024	$172	GBP	135	0	(2)
BRC	05/2024	GBP	1,140	$1,442	3	0
CBK	04/2024	CAD	2,300	1,712	13	0
JPM	04/2024	3,054	2,263	9	0
MBC	04/2024	$1,919	CAD	2,603	2	0
05/2024	CAD	2,602	$1,919	0	(2)
SCX	04/2024	$333	CAD	452	0	0
UAG	05/2024	CAD	2,100	$1,555	4	0

Total Forward Foreign Currency Contracts	$43	$(4)

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$38,145	$0	$38,145
Industrials	0	35,136	0	35,136
Utilities	0	5,991	0	5,991
U.S. Government Agencies	0	3,255	0	3,255
U.S. Treasury Obligations	0	2,671	0	2,671
Non-Agency Mortgage-Backed Securities	0	4,355	0	4,355
Asset-Backed Securities	600	40,066	851	41,517
Sovereign Issues	0	1,259	0	1,259
Short-Term Instruments
Commercial Paper	0	12,625	0	12,625
Repurchase Agreements	0	58,400	0	58,400

Total Investments	$600	$201,903	$851	$203,354

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	12	0	12
Over the counter	0	43	0	43

	$0	$55	$0	$55
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$51	$0	$51

Totals	$600	$201,954	$851	$203,405

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
CORPORATE BONDS & NOTES 48.0%
BANKING & FINANCE 32.3%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	$2,725	$2,659
1.750% due 10/29/2024	27,905	27,247
2.875% due 08/14/2024	27,800	27,483
3.500% due 01/15/2025	15,479	15,218
Ally Financial, Inc.
4.625% due 03/30/2025	55,792	55,137
5.125% due 09/30/2024	27,934	27,820
American Express Co.
6.072% (SOFRINDX + 0.720%) due 05/03/2024 ~	4,710	4,712
6.290% (SOFRINDX + 0.930%) due 03/04/2025 ~	3,219	3,237
American Honda Finance Corp.
5.904% due 02/12/2025 •	73,250	73,389
6.018% due 01/10/2025 •	15,500	15,537
6.057% (SOFRINDX + 0.700%) due 11/22/2024 ~	6,800	6,820
6.130% (SOFRINDX + 0.780%) due 04/23/2025 ~	14,694	14,752
6.143% (SOFRINDX + 0.790%) due 10/03/2025 ~	7,900	7,939
American Tower Corp.
2.400% due 03/15/2025	5,744	5,570
2.950% due 01/15/2025	53,700	52,571
3.375% due 05/15/2024	19,092	19,036
Aozora Bank Ltd. 1.050% due 09/09/2024	54,755	53,339
Athene Global Funding
0.914% due 08/19/2024	687	674
2.500% due 01/14/2025	2,385	2,326
2.750% due 06/25/2024	4,600	4,566
5.916% (SOFRINDX + 0.560%) due 08/19/2024 ~	11,980	11,988
6.057% (SOFRINDX + 0.700%) due 05/24/2024 ~	110,535	110,594
Banco Santander SA
3.892% due 05/24/2024	24,500	24,442
5.742% due 06/30/2024 •	49,200	49,170
6.596% (SOFRRATE + 1.240%) due 05/24/2024 ~	2,600	2,604
Bank of America Corp.
0.976% due 04/22/2025 •	5,000	4,985
2.456% due 10/22/2025 •	3,473	3,411
3.093% due 10/01/2025 •	3,000	2,961
3.841% due 04/25/2025 •	7,324	7,314
5.773% (SOFRRATE + 0.410%) due 06/14/2024 ~	20,045	20,049
6.041% (SOFRRATE + 0.690%) due 04/22/2025 ~	41,995	42,011
6.304% (TSFR3M + 1.032%) due 02/05/2026 ~	3,600	3,615
6.452% (SOFRRATE + 1.100%) due 04/25/2025 ~	21,965	21,982
6.695% (SOFRRATE + 1.330%) due 04/02/2026 ~	1,702	1,715
Bank of America NA 6.137% (SOFRRATE + 0.780%) due 08/18/2025 ~	1,275	1,282
Bank of Montreal 6.073% (SOFRINDX + 0.710%) due 12/12/2024 ~	9,175	9,202
Bank of Nova Scotia
5.794% (SOFRINDX + 0.445%) due 04/15/2024 ~	18,025	18,027
5.808% (SOFRRATE + 0.460%) due 01/10/2025 ~	159	159
Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025	2,000	1,925
2.375% due 11/21/2024	1,650	1,616
5.763% (SOFRINDX + 0.410%) due 02/04/2025 ~	19,250	19,266
6.749% (SOFRINDX + 1.400%) due 07/13/2026 ~	5,000	5,101
Barclays Bank PLC 3.750% due 05/15/2024	1,494	1,490
Barclays PLC
3.650% due 03/16/2025	23,600	23,155
3.932% due 05/07/2025 •	99,171	98,972
BNP Paribas SA
2.819% due 11/19/2025 •	19,541	19,167
3.375% due 01/09/2025	29,393	28,915
BPCE SA
5.919% (SOFRRATE + 0.570%) due 01/14/2025 ~	6,292	6,303
6.323% (SOFRRATE + 0.960%) due 09/25/2025 ~	21,700	21,866
Caterpillar Financial Services Corp. 5.632% (SOFRRATE + 0.270%) due 09/13/2024 ~	125	125
Citibank NA 6.171% (SOFRRATE + 0.805%) due 09/29/2025 ~	2,310	2,326

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Citigroup, Inc.
0.981% due 05/01/2025 •(b)	3,987	3,970
3.352% due 04/24/2025 •	12,050	12,030
6.021% (SOFRRATE + 0.669%) due 05/01/2025 ~	7,800	7,803
6.038% (SOFRRATE + 0.686%) due 10/30/2024 ~	86,771	86,882
Cooperatieve Rabobank UA
6.058% (SOFRINDX + 0.710%) due 01/09/2026 ~	41,000	41,219
6.071% (SOFRINDX + 0.710%) due 03/05/2027 ~	70,100	70,222
Credit Suisse AG
3.625% due 09/09/2024	19,234	19,056
3.700% due 02/21/2025	30,000	29,494
4.750% due 08/09/2024	33,667	33,548
DBS Group Holdings Ltd. 5.971% (SOFRRATE + 0.610%) due 09/12/2025 ~	50,000	50,065
Deutsche Bank AG
0.898% due 05/28/2024	28,948	28,736
1.447% due 04/01/2025 •	29,495	29,495
3.700% due 05/30/2024	51,349	51,140
DNB Bank ASA 0.856% due 09/30/2025 •	19,300	18,830
Federation des Caisses Desjardins du Quebec
0.700% due 05/21/2024	6,012	5,972
2.050% due 02/10/2025	2,530	2,458
5.785% (SOFRRATE + 0.430%) due 05/21/2024 ~	5,897	5,899
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	27,937	27,100
3.375% due 11/13/2025	8,909	8,575
4.063% due 11/01/2024	16,114	15,950
4.134% due 08/04/2025	10,225	9,998
4.389% due 01/08/2026	27,552	26,887
4.687% due 06/09/2025	7,401	7,305
5.125% due 06/16/2025	8,855	8,778
6.950% due 03/06/2026	11,200	11,418
GA Global Funding Trust
1.000% due 04/08/2024	70,450	70,381
5.862% (SOFRRATE + 0.500%) due 09/13/2024 ~	50,720	50,737
6.708% (SOFRRATE + 1.360%) due 04/11/2025 ~	17,100	17,192
General Motors Financial Co., Inc.
1.200% due 10/15/2024	7,945	7,757
2.900% due 02/26/2025	11,000	10,734
3.500% due 11/07/2024	22,223	21,937
3.950% due 04/13/2024	41,751	41,716
4.000% due 01/15/2025	5,768	5,693
5.969% (SOFRRATE + 0.620%) due 10/15/2024 ~	10,395	10,395
6.647% (SOFRINDX + 1.300%) due 04/07/2025 ~	17,093	17,215
Goldman Sachs Group, Inc.
5.700% due 11/01/2024	2,400	2,401
5.836% (SOFRRATE + 0.486%) due 10/21/2024 ~	24,490	24,507
5.840% (SOFRRATE + 0.490%) due 10/21/2024 ~	32,640	32,648
5.861% (SOFRRATE + 0.500%) due 09/10/2024 ~	16,024	16,033
5.866% (SOFRRATE + 0.505%) due 09/10/2024 ~	45,209	45,239
Hana Bank 6.327% (TSFR3M + 1.012%) due 06/13/2024 ~	1,900	1,900
HSBC Holdings PLC 6.790% (SOFRRATE + 1.430%) due 03/10/2026 ~	4,970	5,000
ING Groep NV
3.550% due 04/09/2024	7,197	7,194
3.869% due 03/28/2026 •	37,363	36,708
6.375% (SOFRRATE + 1.010%) due 04/01/2027 ~	3,456	3,469
7.006% (SOFRINDX + 1.640%) due 03/28/2026 ~	1,600	1,616
Jackson National Life Global Funding
1.750% due 01/12/2025	13,340	12,942
6.516% (SOFRRATE + 1.150%) due 06/28/2024 ~	44,550	44,634
John Deere Capital Corp. 5.829% due 10/22/2025 •	16,500	16,538
JPMorgan Chase & Co.
2.301% due 10/15/2025 •	30,000	29,475
3.845% due 06/14/2025 •	6,851	6,821
5.546% due 12/15/2025 •	15,000	14,993
5.895% (SOFRRATE + 0.535%) due 06/01/2025 ~	24,949	24,969
5.944% (SOFRRATE + 0.580%) due 06/23/2025 ~	37,578	37,609
5.961% (SOFRRATE + 0.600%) due 12/10/2025 ~	5,525	5,532
6.277% (SOFRRATE + 0.920%) due 02/24/2026 ~	12,803	12,868
6.332% (SOFRRATE + 0.970%) due 06/14/2025 ~	8,856	8,872
LeasePlan Corp. NV 2.875% due 10/24/2024	61,904	60,904
Lloyds Banking Group PLC
2.438% due 02/05/2026 •	28,953	28,154
3.870% due 07/09/2025 •	105,295	104,750
4.450% due 05/08/2025	1,300	1,285
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/2025 •	11,071	11,033
5.063% due 09/12/2025 •	42,044	41,904
5.719% due 02/20/2026 •	3,972	3,976

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.295% (SOFRRATE + 0.940%) due 02/20/2026 ~	22,463	22,519
6.746% (SOFRRATE + 1.385%) due 09/12/2025 ~	26,830	26,953
6.789% (SOFRRATE + 1.440%) due 04/17/2026 ~	9,661	9,736
7.000% (SOFRRATE + 1.650%) due 07/18/2025 ~	2,363	2,372
Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •	12,723	12,617
6.315% (SOFRRATE + 0.960%) due 05/22/2026 ~	36,640	36,785
Morgan Stanley
0.790% due 05/30/2025 •	18,600	18,428
2.720% due 07/22/2025 •	13,300	13,167
3.620% due 04/17/2025 •	22,255	22,230
5.860% (SOFRRATE + 0.509%) due 01/22/2025 ~	15,000	15,011
6.307% (SOFRRATE + 0.950%) due 02/18/2026 ~	66,700	67,048
6.514% (SOFRRATE + 1.165%) due 04/17/2025 ~	799	799
National Bank of Canada 5.842% (SOFRRATE + 0.490%) due 08/06/2024 ~	7,112	7,116
NatWest Markets PLC
0.800% due 08/12/2024	8,540	8,390
3.479% due 03/22/2025	6,805	6,675
5.884% (SOFRRATE + 0.530%) due 08/12/2024 ~	1,680	1,681
6.814% (SOFRRATE + 1.450%) due 03/22/2025 ~	44,313	44,740
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024	8,600	8,407
Nomura Holdings, Inc. 2.648% due 01/16/2025	115,615	112,915
Nordea Bank Abp 6.321% (SOFRRATE + 0.960%) due 06/06/2025 ~	12,940	13,026
Nuveen Finance LLC 4.125% due 11/01/2024	9,496	9,415
ORIX Corp. 3.250% due 12/04/2024	902	888
Protective Life Global Funding 6.412% due 12/11/2024 •	1,130	1,135
Royal Bank of Canada 5.875% (SOFRRATE + 0.525%) due 01/20/2026 ~	31,476	31,478
Santander Holdings USA, Inc. 3.500% due 06/07/2024	39,775	39,601
Skandinaviska Enskilda Banken AB 6.321% (SOFRRATE + 0.960%) due 06/09/2025 ~	44,350	44,605
Societe Generale SA
2.625% due 10/16/2024	43,951	43,202
2.625% due 01/22/2025	4,000	3,899
Standard Chartered PLC
1.822% due 11/23/2025 •	17,531	17,058
2.819% due 01/30/2026 •	1,040	1,014
3.785% due 05/21/2025 •	9,307	9,274
6.287% (SOFRRATE + 0.930%) due 11/23/2025 ~	51,615	51,617
7.106% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,300	5,338
7.776% due 11/16/2025 •	13,370	13,522
Sumitomo Mitsui Financial Group, Inc. 2.696% due 07/16/2024	4,000	3,968
Sumitomo Mitsui Trust Bank Ltd.
2.550% due 03/10/2025	4,100	3,993
5.795% (SOFRRATE + 0.440%) due 09/16/2024 ~	4,100	4,103
5.802% (SOFRRATE + 0.440%) due 09/16/2024 ~	3,000	3,002
Swedbank AB 6.259% (SOFRINDX + 0.910%) due 04/04/2025 ~	6,235	6,263
Toyota Motor Credit Corp.
5.623% (SOFRINDX + 0.260%) due 06/18/2024 ~	1,200	1,199
5.850% due 08/22/2024 •	94,200	94,333
5.950% due 06/13/2024 •	78,158	78,235
UBS AG 6.291% (SOFRRATE + 0.930%) due 09/11/2025 ~	1,725	1,737
UBS Group AG
4.490% due 08/05/2025 •	4,000	3,980
6.934% (SOFRRATE + 1.580%) due 05/12/2026 ~	21,200	21,392
Ventas Realty LP 3.500% due 02/01/2025	1,074	1,053
Wells Fargo & Co. 2.406% due 10/30/2025 •	97,927	96,075
Wells Fargo Bank NA
6.056% (SOFRRATE + 0.710%) due 01/15/2026 ~	16,800	16,874
6.152% (SOFRRATE + 0.800%) due 08/01/2025 ~	9,875	9,923

		3,565,122

INDUSTRIALS 11.5%
Aptiv PLC 2.396% due 02/18/2025	652	633
Arrow Electronics, Inc.
3.250% due 09/08/2024	2,228	2,203
4.000% due 04/01/2025	4,878	4,798
BAT Capital Corp.
2.789% due 09/06/2024	4,700	4,641

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

3.222% due 08/15/2024	98,859	97,898
Baxter International, Inc.
1.322% due 11/29/2024	31,304	30,414
5.797% (SOFRINDX + 0.440%) due 11/29/2024 ~	59,557	59,558
Bayer U.S. Finance LLC
3.375% due 07/15/2024	8,031	7,964
3.375% due 10/08/2024	19,411	19,138
BMW U.S. Capital LLC 5.881% due 04/01/2024	1,755	1,755
Broadcom, Inc. 3.625% due 10/15/2024	37,756	37,343
Carrier Global Corp. 2.242% due 02/15/2025	12,000	11,642
CommonSpirit Health 2.760% due 10/01/2024	47,551	46,823
Conagra Brands, Inc. 4.300% due 05/01/2024	30,480	30,443
Daimler Truck Finance North America LLC
6.111% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,155	5,174
6.348% (SOFRRATE + 1.000%) due 04/05/2024 ~	8,093	8,094
Dell International LLC
4.000% due 07/15/2024	382	380
5.850% due 07/15/2025	2,059	2,070
Discovery Communications LLC
3.450% due 03/15/2025	10,526	10,303
3.900% due 11/15/2024	1,000	988
Energy Transfer LP
3.900% due 05/15/2024	11,669	11,643
4.050% due 03/15/2025	13,301	13,108
4.250% due 04/01/2024	24,090	24,090
4.500% due 04/15/2024	46,524	46,499
5.750% due 04/01/2025	17,732	17,738
Fiserv, Inc. 2.750% due 07/01/2024	22,904	22,735
Global Payments, Inc.
1.500% due 11/15/2024	2,920	2,846
2.650% due 02/15/2025	4,463	4,349
Haleon U.K. Capital PLC 3.125% due 03/24/2025	74,348	72,608
HCA, Inc.
5.250% due 04/15/2025	21,000	20,917
5.375% due 02/01/2025	33,823	33,733
Hyatt Hotels Corp. 1.800% due 10/01/2024	3,148	3,082
Hyundai Capital America
0.875% due 06/14/2024	838	829
1.000% due 09/17/2024	48,129	47,091
3.400% due 06/20/2024	8,165	8,118
6.503% due 08/04/2025 •	45,400	45,664
Imperial Brands Finance PLC
3.125% due 07/26/2024	40,697	40,347
4.250% due 07/21/2025	3,269	3,210
JDE Peet's NV 0.800% due 09/24/2024	3,050	2,975
Marubeni Corp. 3.560% due 04/26/2024	15,025	15,004
Mercedes-Benz Finance North America LLC
5.921% (SOFRRATE + 0.570%) due 08/01/2025 ~	5,000	5,015
6.016% (SOFRRATE + 0.670%) due 01/09/2026 ~	64,200	64,471
Microchip Technology, Inc. 0.983% due 09/01/2024	1,242	1,217
Mitsubishi Corp. 2.500% due 07/09/2024	5,000	4,956
NetApp, Inc. 3.300% due 09/29/2024	7,300	7,207
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	160	154
Panasonic Holdings Corp. 2.679% due 07/19/2024	16,835	16,679
Penske Truck Leasing Co. LP
3.450% due 07/01/2024	11,045	10,978
3.950% due 03/10/2025	3,525	3,470
Quanta Services, Inc. 0.950% due 10/01/2024	21,803	21,277
Revvity, Inc. 0.850% due 09/15/2024	10,384	10,145
Rogers Communications, Inc. 2.950% due 03/15/2025	56,331	54,924
Sabine Pass Liquefaction LLC 5.625% due 03/01/2025	55,975	55,940
Saudi Arabian Oil Co. 2.875% due 04/16/2024	4,809	4,803
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	12,300	11,863

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Tyson Foods, Inc. 3.950% due 08/15/2024	32,282	32,097
VMware, Inc. 1.000% due 08/15/2024	20,190	19,838
Volkswagen Group of America Finance LLC
2.850% due 09/26/2024	1,500	1,479
6.292% (SOFRRATE + 0.930%) due 09/12/2025 ~	21,062	21,133
6.311% (SOFRRATE + 0.950%) due 06/07/2024 ~	14,203	14,222
Warnermedia Holdings, Inc.
3.638% due 03/15/2025	84,765	83,095
3.788% due 03/15/2025	3,525	3,460
Zimmer Biomet Holdings, Inc. 1.450% due 11/22/2024	4,625	4,502

		1,271,773

UTILITIES 4.2%
AT&T, Inc. 6.762% (TSFR3M + 1.442%) due 06/12/2024 ~	23,507	23,548
Black Hills Corp. 1.037% due 08/23/2024	35,348	34,722
CenterPoint Energy, Inc. 6.004% (SOFRINDX + 0.650%) due 05/13/2024 ~	8,083	8,084
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	11,600	11,438
Dominion Energy, Inc. 3.071% due 08/15/2024 þ	29,904	29,584
DTE Energy Co. 4.220% due 11/01/2024 þ	2,234	2,214
Edison International 3.550% due 11/15/2024	3,627	3,579
Enel Finance International NV
2.650% due 09/10/2024	59,380	58,552
4.250% due 06/15/2025	1,275	1,255
6.800% due 10/14/2025	699	713
Eversource Energy
3.150% due 01/15/2025	2,000	1,961
4.200% due 06/27/2024	11,041	11,001
Georgia Power Co. 6.103% (SOFRINDX + 0.750%) due 05/08/2025 ~	92,481	92,821
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	7,082	7,081
Jersey Central Power & Light Co. 4.700% due 04/01/2024	2,782	2,782
Mississippi Power Co. 5.666% (SOFRRATE + 0.300%) due 06/28/2024 ~	23,190	23,193
NextEra Energy Capital Holdings, Inc.
4.255% due 09/01/2024	1,300	1,291
6.110% (SOFRINDX + 0.760%) due 01/29/2026 ~	60,550	60,666
Pacific Gas & Electric Co. 3.400% due 08/15/2024	11,881	11,752
Southern California Edison Co.
1.100% due 04/01/2024	12,000	12,000
6.181% (SOFRRATE + 0.830%) due 04/01/2024 ~	50,440	50,440
Spire Missouri, Inc. 5.860% (SOFRRATE + 0.500%) due 12/02/2024 ~	10,000	10,001

		458,678

Total Corporate Bonds & Notes (Cost $5,288,990)		5,295,573

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
2.000% due 12/25/2044	855	740
5.685% due 05/25/2037 •	9	8
5.713% due 08/25/2044 •	4,559	4,479
5.735% due 12/25/2045 •	1,513	1,463
5.736% due 01/25/2037 •	198	195
5.740% due 01/01/2036 - 08/25/2044 •	3,705	3,677
5.748% due 06/25/2048 •	6,593	6,508
5.754% due 09/25/2049 •	5,735	5,565
5.765% due 02/25/2037 •	16	15
5.766% due 07/25/2046 •	212	210
5.780% due 05/01/2038 •	183	188
5.785% due 11/25/2036 •	35	35
5.793% due 10/25/2059 •	3,680	3,676
5.798% due 10/25/2044 •	3,061	3,015
5.810% due 07/25/2044 •	1,819	1,778
5.833% due 04/18/2028 - 09/18/2031 •	131	131
5.835% due 06/25/2026 •	31	31
5.845% due 09/25/2035 •	192	190
5.848% due 03/25/2060 •	6,429	6,442
5.854% due 10/01/2027 •	36,181	35,984
5.855% due 03/25/2037 •	134	133
5.885% due 02/25/2038 - 06/25/2059 •	4,990	4,844

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.893% due 07/25/2046 •	4,540	4,493
5.913% due 07/25/2046 •	2,789	2,724
5.933% due 05/18/2032 •	40	40
5.935% due 06/25/2031 •	41	41
5.983% due 03/18/2032 •	57	57
6.115% due 12/25/2037 •	223	223
6.135% due 05/25/2037 •	46	46
6.185% due 03/25/2037 - 02/25/2040 •	44	44
6.215% due 02/25/2038 •	564	565
6.285% due 07/25/2038 •	11	11
6.335% due 03/25/2032 •	8	8
Federal Home Loan Bank 5.500% due 02/20/2026	73,500	73,445
Freddie Mac
1.000% due 08/15/2044	4,146	3,335
5.500% due 02/13/2026	99,500	99,449
5.520% due 05/28/2025	11,800	11,794
5.550% due 02/20/2026	60,000	59,982
5.650% due 03/06/2026	82,500	82,502
5.668% due 06/15/2044 •	5,151	5,166
5.683% due 11/15/2036 - 01/15/2040 •	8	8
5.700% due 03/06/2026	61,500	61,463
5.753% due 02/15/2037 •	522	513
5.756% due 02/15/2038 •	3,575	3,511
5.767% due 08/15/2042 •	3,227	3,171
5.768% due 05/15/2038 •	1,560	1,563
5.778% due 05/15/2041 •	1,598	1,568
5.793% due 12/15/2042 •	1,254	1,236
5.798% due 03/15/2037 - 03/15/2043 •	20,348	20,117
5.848% due 11/15/2044 •	2,798	2,768
5.853% due 04/15/2041 •	145	143
5.883% due 09/15/2048 - 04/15/2049 •	3,644	3,580
5.898% due 12/15/2037 •	844	821
5.924% due 02/25/2026 •	2,265	2,267
5.933% due 07/15/2039 •	20	20
5.985% due 09/01/2037 •	1,014	1,040
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,573	2,235
3.000% due 07/20/2046	249	235
5.250% due 05/20/2063 •	170	169
5.616% due 06/20/2067 •	4,239	4,259
5.619% due 01/20/2068 •	1,108	1,081
5.844% due 11/20/2070 •	2,579	2,519
5.893% due 03/20/2049 - 06/20/2049 •	12,430	12,235
5.914% due 06/20/2067 •	710	705
5.944% due 03/20/2061 - 07/20/2067 •	1,716	1,711
6.000% due 12/15/2033	8	8
6.000% due 09/20/2040 - 05/20/2041 •	15,180	14,713
6.044% due 05/20/2065 - 05/20/2069 •	6,013	5,980
6.084% due 12/20/2068 •	4,786	4,725
6.094% due 12/20/2064 - 10/20/2065 •	11,451	11,395
6.141% due 01/16/2040 •	2,078	2,078
6.144% due 04/20/2070 •	33,149	32,758
6.183% due 02/20/2040 •	1,778	1,780
6.194% due 02/20/2067 •	1,476	1,470
6.213% due 04/20/2040 •	3,695	3,704
6.224% due 09/20/2066 •	895	896
6.243% due 03/20/2040 •	3,877	3,890
6.244% due 07/20/2066 •	2,123	2,118
6.249% due 01/20/2074 •	14,877	14,970
6.269% due 09/20/2073 •	10,241	10,310
6.274% due 08/20/2066 •	655	653
6.344% due 09/20/2069 •	685	681
6.364% due 07/20/2065 •	2,712	2,710
6.444% due 01/20/2066 - 12/20/2066 •	4,222	4,225
6.464% due 04/20/2067 •	1,122	1,129
6.494% due 02/20/2066 •	7,307	7,315
6.500% due 11/15/2033 - 09/15/2034	13	14
7.000% due 04/15/2024 - 07/15/2032	12	11
7.500% due 07/15/2024 - 06/15/2028	12	13

Total U.S. Government Agencies (Cost $683,532)		679,716

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Notes
4.250% due 02/28/2029	293,100	293,535

Total U.S. Treasury Obligations (Cost $294,088)		293,535

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	12,109	10,519
Ashford Hospitality Trust
6.398% due 04/15/2035 •	1,484	1,471

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.498% due 06/15/2035 •	2,178	2,161
Bear Stearns Adjustable Rate Mortgage Trust 4.381% due 08/25/2033 «~	268	248
Beast Mortgage Trust
6.490% due 03/15/2036 •	600	522
6.626% due 02/15/2037 •	8,000	7,084
Beneria Cowen & Pritzer Collateral Funding Corp. 6.239% due 06/15/2038 •	5,500	5,234
BHP Trust 6.348% due 08/15/2036 •	360	359
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	24,701	20,226
Commercial Mortgage Trust 6.740% due 12/15/2038 •	8,221	7,592
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.194% due 07/15/2032 •	3,095	2,981
7.040% due 10/15/2037 •	8,700	8,557
CRSNT Commercial Mortgage Trust 6.264% due 04/15/2036 •	52,400	51,117
DBCG Mortgage Trust 8.500% due 06/15/2034 •	78,640	78,838
Extended Stay America Trust 6.519% due 07/15/2038 •	2,194	2,195
GCAT Trust
2.650% due 10/25/2068 ~	1,529	1,448
2.885% due 12/27/2066 ~	22,045	20,077
Hilton USA Trust 2.828% due 11/05/2035	11,600	10,062
JP Morgan Chase Commercial Mortgage Securities Trust 6.940% due 09/15/2029 •	30,852	29,362
Legacy Mortgage Asset Trust 4.892% due 10/25/2066 þ	4,836	4,778
MAD Mortgage Trust 3.082% due 08/15/2034 ~	3,528	3,264
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.140% due 11/15/2031 •	205	194
MF1 Ltd. 6.395% due 12/15/2034 •	2,700	2,682
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	468	447
Morgan Stanley Capital Trust
6.473% due 11/15/2034 •	4,332	4,308
6.519% due 07/15/2035 •	2,300	2,295
6.609% due 12/15/2038 •	47,200	44,749
Natixis Commercial Mortgage Securities Trust 6.390% due 08/15/2038 •	3,000	2,840
OBX Trust 2.783% due 01/25/2062 þ	42,221	39,211
RESIMAC Premier
6.087% due 02/03/2053 •	9,741	9,711
6.133% due 07/10/2052 •	2,264	2,261
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	3,402	3,146
Starwood Mortgage Trust 6.298% due 11/15/2036 •	17,200	17,068
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	13,039	12,203
3.750% due 03/25/2058 ~	8,624	8,223
6.044% due 02/25/2057 •	371	378
6.444% due 10/25/2059 •	1,224	1,234
Verus Securitization Trust 0.820% due 10/25/2063 ~	5,091	4,625

Total Non-Agency Mortgage-Backed Securities (Cost $447,422)		423,670

ASSET-BACKED SECURITIES 32.3%
ACAS CLO Ltd. 6.450% due 10/18/2028 •	11,730	11,752
AGL CLO Ltd. 6.779% due 07/20/2034 •	400	400
Allegro CLO Ltd. 0.000% due 01/19/2033 •(a)	3,700	3,700
Anchorage Capital CLO Ltd.
0.000% due 04/22/2034 •(a)	2,600	2,600
6.626% due 07/15/2030 •	2,067	2,066
Apidos CLO
6.460% due 07/18/2029 •	17,466	17,503
6.508% due 07/17/2030 •	10,844	10,869
6.589% due 04/20/2031 •	8,498	8,503
6.676% due 07/16/2031 •	953	954
Arbor Realty Commercial Real Estate Notes Ltd. 6.540% due 05/15/2036 •	5,119	5,107
AREIT Trust
6.521% due 11/17/2038 •	21,326	21,231

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.569% due 01/20/2037 •	36,478	36,091
Ares CLO Ltd.
6.446% due 01/15/2029 •	3,739	3,744
6.610% due 04/18/2031 •	2,200	2,202
6.637% due 04/17/2033 •	24,800	24,801
ARI Fleet Lease Trust
5.568% due 03/14/2025	47,500	47,511
5.924% due 10/15/2024	9,597	9,605
Atlas Senior Loan Fund Ltd. 6.659% due 04/22/2031 •	1,652	1,656
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025	15,710	15,618
BA Credit Card Trust 0.440% due 09/15/2026	6,210	6,197
Bank of America Auto Trust
5.830% due 05/15/2026	16,169	16,187
5.850% due 08/17/2026	19,600	19,646
Barings CLO Ltd.
6.529% due 07/20/2029 •	1,904	1,903
6.649% due 01/20/2032 •	4,000	4,007
Benefit Street Partners CLO Ltd.
6.526% due 10/15/2030 •	15,655	15,654
6.608% due 01/17/2032 •	16,600	16,604
BlueMountain CLO Ltd.
0.000% due 11/15/2030 •(a)	6,300	6,300
6.515% due 10/25/2030 •	9,800	9,800
6.759% due 10/22/2030 •	2,606	2,609
BMW Vehicle Lease Trust 5.950% due 08/25/2025	45,455	45,514
BXMT Ltd. 6.840% due 11/15/2037 •	44,736	43,457
Capital One Multi-Asset Execution Trust
1.040% due 11/15/2026	4,700	4,571
2.800% due 03/15/2027	13,000	12,693
6.020% due 07/15/2027 •	38,600	38,678
Capital One Prime Auto Receivables Trust
5.909% due 10/15/2026 •	33,100	33,165
5.969% due 09/15/2025 •	8,776	8,781
CARDS Trust 6.179% due 07/15/2028 •	12,600	12,639
Carlyle Global Market Strategies CLO Ltd.
6.518% due 08/14/2030 •	21,242	21,289
6.631% due 07/27/2031 •	4,058	4,059
Carlyle U.S. CLO Ltd. 6.579% due 04/20/2031 •	8,012	8,030
CarMax Auto Owner Trust
3.490% due 02/16/2027	8,579	8,449
5.300% due 03/15/2027	6,700	6,696
5.919% due 11/16/2026 •	25,308	25,340
5.939% due 03/15/2027 •	25,000	25,054
6.019% due 01/15/2026 •	8,568	8,577
6.119% due 12/15/2026 •	29,400	29,502
6.169% due 06/15/2026 •	11,594	11,620
6.219% due 12/15/2025 •	7,737	7,746
Carvana Auto Receivables Trust
5.620% due 01/10/2029	1,000	1,007
5.634% due 04/10/2025	8,700	8,701
5.770% due 04/12/2027	1,000	1,000
6.090% due 11/10/2026	4,707	4,713
6.230% due 01/11/2027	14,643	14,680
Catamaran CLO Ltd. 6.679% due 04/22/2030 •	12,218	12,247
CBAM Ltd. 6.829% due 07/20/2030 •	4,309	4,318
Chase Auto Owner Trust
5.480% due 04/26/2027	10,500	10,509
5.900% due 03/25/2027	44,545	44,644
Chesapeake Funding LLC
0.870% due 08/15/2032	335	334
6.083% due 08/15/2032 •	365	365
6.569% due 05/15/2035 •	10,050	10,091
CIFC Funding Ltd. 6.530% due 10/24/2030 •	33,517	33,493
Citibank Credit Card Issuance Trust
5.230% due 12/08/2027	11,600	11,609
5.957% due 12/08/2027 •	35,000	35,150
6.045% due 08/07/2027 •	34,100	34,226
6.063% due 04/22/2026 •	57,584	57,606
6.210% due 05/14/2029 •	5,550	5,604
Citizens Auto Receivables Trust
6.049% due 10/15/2026 •	37,410	37,471
6.269% due 07/15/2026 •	11,156	11,182
CNH Equipment Trust 5.900% due 02/16/2027	34,400	34,486

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Commonbond Student Loan Trust 6.294% due 05/25/2041 •	234	231
Crestline Denali CLO Ltd. 6.609% due 04/20/2030 •	12,841	12,848
Daimler Trucks Retail Trust 6.030% due 09/15/2025	21,585	21,615
Dell Equipment Finance Trust
5.840% due 01/22/2029	22,043	22,063
6.100% due 04/23/2029	21,000	21,073
Discover Card Execution Note Trust
4.930% due 06/15/2028	1,000	999
6.040% due 12/15/2026 •	34,100	34,138
DLLAD LLC 5.190% due 04/20/2026	12,009	11,979
DLLMT LLC 1.000% due 07/21/2025	1,290	1,271
DLLST LLC 5.330% due 01/20/2026	18,600	18,566
Dryden CLO Ltd. 6.567% due 01/17/2033 •	3,400	3,405
Dryden Senior Loan Fund
6.475% due 07/15/2030 •	2,000	2,008
6.479% due 10/19/2029 •	12,700	12,700
6.556% due 04/15/2028 •	2,271	2,276
Edsouth Indenture LLC 6.165% due 04/25/2039 •	217	216
Elevation CLO Ltd. 6.536% due 10/25/2030 •	9,440	9,445
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	6,190	5,363
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	9,544	9,415
5.548% due 02/20/2025	28,005	28,012
Fifth Third Auto Trust 5.849% due 11/16/2026 •	47,202	47,241
Ford Credit Auto Lease Trust
5.506% due 02/15/2025	15,335	15,337
5.909% due 02/15/2026 •	54,500	54,582
5.969% due 06/15/2025 •	2,475	2,476
Ford Credit Auto Owner Trust
5.839% due 04/15/2025 •	875	875
6.039% due 03/15/2026 •	22,035	22,059
Galaxy CLO Ltd. 6.546% due 10/15/2030 •	5,288	5,286
Gallatin CLO Ltd. 6.666% due 07/15/2031 •	5,732	5,727
GECU Auto Receivables Trust 5.950% due 03/15/2027	9,274	9,287
GM Financial Automobile Leasing Trust
5.769% due 06/22/2026 •	46,450	46,511
6.139% due 10/20/2025 •	10,823	10,846
GM Financial Consumer Automobile Receivables Trust
5.719% due 02/16/2027 •	8,250	8,254
5.789% due 09/16/2026 •	11,676	11,686
5.849% due 11/16/2026 •	18,500	18,529
5.919% due 09/16/2025 •	5,643	5,644
5.939% due 03/16/2026 •	10,849	10,861
5.969% due 11/17/2025 •	3,574	3,576
6.069% due 05/18/2026 •	15,599	15,623
GoldenTree Loan Management U.S. CLO Ltd.
6.477% due 04/24/2031 •	17,500	17,503
6.489% due 11/20/2030 •	26,381	26,389
Golub Capital Partners CLO Ltd. 0.000% due 04/20/2033 •(a)	7,000	7,000
GPMT Ltd. 6.691% due 07/16/2035 •	20,906	20,768
GreenState Auto Receivables Trust 5.530% due 08/16/2027	8,500	8,497
Halseypoint CLO Ltd. 6.679% due 07/20/2031 •	11,091	11,108
Harley Davidson Motorcycle Trust
5.320% due 06/15/2026	1,945	1,943
5.849% due 06/15/2026 •	1,678	1,679
Hertz Vehicle Financing LLC
1.210% due 12/26/2025	16,500	16,114
1.990% due 06/25/2026	11,500	11,095
Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	7,571	7,566
5.710% due 03/18/2026	64,500	64,560
5.870% due 06/22/2026	31,500	31,607
Huntington Auto Trust 5.500% due 03/15/2027	7,300	7,301
Hyundai Auto Lease Securitization Trust
5.819% due 06/15/2026 •	28,700	28,744

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.919% due 03/16/2026 •	27,694	27,739
6.019% due 01/15/2025 •	1,140	1,140
Hyundai Auto Receivables Trust
0.000% due 04/15/2027 •	24,500	24,510
5.799% due 05/15/2026 •	12,282	12,297
5.949% due 01/15/2027 •	46,600	46,711
6.069% due 12/15/2025 •	14,614	14,630
ICG U.S. CLO Ltd. 6.616% due 04/25/2031 •	1,676	1,678
KKR CLO Ltd. 6.500% due 07/18/2030 •	2,423	2,428
Kubota Credit Owner Trust
5.400% due 02/17/2026	7,435	7,429
5.610% due 07/15/2026	36,403	36,419
LAD Auto Receivables Trust
5.210% due 06/15/2027	1,794	1,790
5.680% due 10/15/2026	577	577
5.930% due 06/15/2027	9,420	9,431
LCM Loan Income Fund Ltd. 6.609% due 04/20/2031 •	6,656	6,653
LCM LP
6.441% due 07/19/2027 •	32	32
6.579% due 07/20/2030 •	405	406
LCM Ltd.
6.646% due 04/15/2031 •	1,000	1,000
6.649% due 01/20/2031 •	10,626	10,647
6.739% due 10/20/2028 •	2,228	2,232
Lockwood Grove CLO Ltd. 6.756% due 01/25/2030 •	951	952
M&T Equipment Notes 6.090% due 07/15/2030	24,165	24,187
Madison Park Funding Ltd.
0.000% due 07/29/2030 ~	3,769	3,772
0.000% due 10/18/2030 «•(a)	18,350	18,363
6.551% due 07/27/2031 •	7,126	7,121
6.569% due 04/20/2032 •	4,500	4,500
6.579% due 07/21/2030 •	3,751	3,750
6.706% due 04/25/2032 •	6,800	6,802
Magnetite Ltd.
6.449% due 11/15/2028 •	1,526	1,526
6.472% due 10/15/2031 •	14,100	14,100
6.679% due 07/20/2031 •	5,580	5,581
Marathon CLO Ltd.
0.000% due 04/15/2032 «•(a)	11,700	11,706
6.698% due 01/20/2033 •	13,700	13,727
Marathon Static CLO Ltd. 6.483% due 07/20/2030 •	8,740	8,740
Marble Point CLO Ltd. 6.740% due 12/18/2030 •	3,849	3,856
Master Credit Card Trust
0.530% due 11/21/2025	9,200	9,136
6.069% due 01/21/2028 •	50,700	50,774
6.169% due 01/21/2027 •	74,400	74,764
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026	4,715	4,710
5.920% due 11/16/2026	35,000	35,099
MMAF Equipment Finance LLC
5.200% due 09/13/2027	9,000	8,981
5.790% due 11/13/2026	14,870	14,898
Mountain View CLO LLC
6.616% due 01/16/2031 •	13,685	13,710
6.666% due 10/16/2029 •	3,314	3,314
Nassau Ltd.
6.726% due 10/15/2029 •	1,739	1,742
6.826% due 01/15/2030 •	3,070	3,074
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	4,243	3,724
1.310% due 01/15/2069	11,231	10,373
1.580% due 04/15/2070	30,024	26,293
1.690% due 05/15/2069	6,451	5,892
2.230% due 07/15/2070	23,873	21,095
3.130% due 02/15/2068	1,934	1,860
4.000% due 12/15/2059	521	506
6.440% due 04/15/2069 •	7,659	7,628
Navient Student Loan Trust
6.235% due 07/26/2066 •	4,790	4,793
6.485% due 12/27/2066 •	12,793	12,800
Nelnet Student Loan Trust
1.420% due 04/20/2062	648	590
5.735% due 12/24/2035 •	1,456	1,437
6.235% due 09/25/2065 •	7,441	7,420
6.244% due 08/25/2067 •	12,060	11,989
6.285% due 02/25/2066 •	6,331	6,285

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Neuberger Berman CLO Ltd.
6.490% due 10/18/2029 •	1,844	1,848
6.496% due 10/15/2029 •	938	940
6.591% due 04/19/2030 •	1,220	1,222
6.611% due 01/28/2030 •	8,415	8,428
6.619% due 04/20/2031 •	850	850
Newark BSL CLO Ltd. 6.556% due 07/25/2030 •	3,284	3,291
Nissan Auto Lease Trust 5.939% due 08/15/2025 •	21,072	21,097
Nissan Auto Receivables Owner Trust
5.879% due 05/15/2026 •	33,750	33,833
5.969% due 02/17/2026 •	8,147	8,157
Northstar Education Finance, Inc. 6.135% due 12/26/2031 •	61	61
Octagon Investment Partners Ltd.
6.483% due 10/20/2030 •	14,200	14,196
6.568% due 02/14/2031 •	3,900	3,909
Oscar U.S. Funding LLC
5.480% due 02/10/2027	8,300	8,295
5.627% due 03/10/2025	13,600	13,595
OZLM Ltd.
6.521% due 10/20/2031 •	1,560	1,565
6.558% due 10/17/2029 •	13,820	13,848
Palmer Square Loan Funding Ltd. 6.479% due 04/20/2029 •	1,450	1,451
PHEAA Student Loan Trust 6.385% due 11/25/2065 •	3,521	3,515
PRET LLC 1.868% due 07/25/2051 þ	3,966	3,840
Race Point CLO Ltd. 6.516% due 10/15/2030 •	5,454	5,467
Ready Capital Mortgage Financing LLC
6.444% due 04/25/2038 •	4,695	4,686
6.971% due 01/25/2037 •	20,370	20,353
Romark CLO Ltd. 6.607% due 10/23/2030 •	29,466	29,531
Saranac CLO Ltd. 6.717% due 08/13/2031 •	14,335	14,406
SBNA Auto Lease Trust
5.450% due 01/20/2026	22,300	22,277
6.270% due 04/20/2026	28,000	28,130
SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	720	721
6.119% due 03/22/2027 •	3,455	3,463
SLM Private Credit Student Loan Trust 5.901% due 12/15/2038 •	3,686	3,627
SLM Student Loan Trust
6.085% due 12/27/2038 •	1,619	1,614
6.135% due 01/25/2029 •	1,901	1,855
SMB Private Education Loan Trust
1.290% due 07/15/2053	12,204	11,126
2.340% due 09/15/2034	1,011	992
6.040% due 03/17/2053 •	4,971	4,895
6.340% due 09/15/2034 •	2,550	2,546
6.540% due 09/15/2034 •	790	790
6.540% due 07/15/2053 •	1,539	1,539
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	2,607	2,606
SoFi Professional Loan Program LLC
2.650% due 09/25/2040	702	676
6.744% due 02/25/2040 •	108	109
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	10,449	9,528
Sound Point CLO Ltd.
6.477% due 01/23/2029 •	267	267
6.559% due 10/20/2030 •	2,844	2,840
6.566% due 07/25/2030 •	13,259	13,269
6.656% due 04/15/2030 •	1,147	1,148
6.686% due 07/26/2031 •	575	577
6.699% due 01/21/2031 •	8,582	8,581
6.710% due 04/18/2031 •	972	972
Starwood Mortgage Trust 6.669% due 11/15/2038 •	23,200	22,813
Steele Creek CLO Ltd. 6.649% due 04/21/2031 •	956	956
Stratus CLO Ltd. 6.479% due 12/28/2029 •	3,319	3,311
Symphony Static CLO Ltd. 6.416% due 10/25/2029 •	2,878	2,880
TCW CLO Ltd. 6.556% due 04/25/2031 •	14,362	14,359
Tesla Auto Lease Trust
0.000% due 06/22/2026 •	14,000	14,007

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.020% due 09/22/2025	27,892	27,964
Tesla Electric Vehicle Trust 5.839% due 12/21/2026 •	11,800	11,814
TIAA CLO Ltd. 6.726% due 01/16/2031 •	1,450	1,452
Towd Point HE Trust 0.918% due 02/25/2063 ~	5,104	4,905
Toyota Auto Receivables Owner Trust
3.760% due 04/15/2027	8,100	7,966
5.719% (SOFR30A + 0.400%) due 08/17/2026 ~	32,362	32,376
5.889% due 08/15/2025 •	2,171	2,172
Toyota Lease Owner Trust 5.870% due 04/20/2026 •	38,336	38,390
Trestles CLO Ltd. 6.749% due 10/20/2034 •	7,700	7,716
Trillium Credit Card Trust
6.086% due 12/26/2028 •	61,700	61,735
6.187% due 08/26/2028 •	95,000	95,425
USAA Auto Owner Trust 5.830% due 07/15/2026	18,600	18,621
Venture CLO Ltd.
6.569% due 07/20/2030 •	28,839	28,853
6.599% due 04/20/2029 •	3,047	3,051
6.629% due 08/28/2029 •	1,055	1,056
6.629% due 07/20/2030 •	7,195	7,208
Verizon Master Trust 5.999% due 09/08/2028 •	26,000	26,224
Vibrant CLO Ltd. 6.544% due 06/20/2029 •	74	74
VMC Finance LLC 6.541% due 06/16/2036 •	4,513	4,496
Volkswagen Auto Lease Trust
0.000% due 12/21/2026 •	31,300	31,345
5.890% due 01/20/2026 •	28,174	28,206
Volkswagen Auto Loan Enhanced Trust
5.840% due 12/21/2026 •	34,418	34,462
5.949% due 03/22/2027 •	39,800	39,895
Voya CLO Ltd.
6.528% due 04/17/2030 •	17,384	17,417
6.556% due 06/07/2030 •	5,901	5,906
6.576% due 10/15/2030 •	10,217	10,227
Wellfleet CLO Ltd.
6.469% due 04/20/2029 •	518	519
6.469% due 07/20/2029 •	3,127	3,127
Wellman Park CLO Ltd. 6.676% due 07/15/2034 •	15,000	15,004
World Omni Auto Receivables Trust
5.729% due 12/15/2026 •	33,837	33,867
5.749% due 07/15/2026 •	12,144	12,151
5.889% due 10/15/2025 •	577	577
5.899% due 02/16/2027 •	16,300	16,347
5.910% due 02/16/2027	12,500	12,550
6.029% due 11/16/2026 •	15,514	15,539

Total Asset-Backed Securities (Cost $3,575,003)		3,566,827

SOVEREIGN ISSUES 1.8%
CDP Financial, Inc.
5.751% (SOFRINDX + 0.400%) due 05/19/2025 ~	6,000	6,009
5.755% (SOFRINDX + 0.400%) due 05/19/2025 ~	9,250	9,264
CPPIB Capital, Inc.
6.603% (SOFRINDX + 1.250%) due 04/04/2025 ~	72,750	73,475
6.611% (SOFRRATE + 1.250%) due 03/11/2026 ~	36,000	36,672
PSP Capital, Inc. 5.597% (SOFRINDX + 0.240%) due 03/03/2025 ~	71,847	71,846

Total Sovereign Issues (Cost $196,983)		197,266

SHORT-TERM INSTRUMENTS 5.2%
COMMERCIAL PAPER 2.9%
Alimentation Couche-Tard, Inc. 5.560% due 04/11/2024	17,500	17,462
Bacardi Martini BV
5.700% due 04/18/2024	9,350	9,318
5.900% due 04/17/2024	8,850	8,822
Campbell Soup Co. 5.630% due 04/03/2024	26,100	26,075
Crown Castle, Inc.
5.810% due 04/09/2024	7,200	7,186
5.820% due 04/02/2024	9,500	9,492
5.830% due 04/30/2024	8,500	8,455
5.850% due 05/02/2024	52,300	52,004

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Entergy Corp.
5.600% due 05/02/2024	2,050	2,039
5.600% due 05/06/2024	2,550	2,535
5.600% due 07/02/2024	18,700	18,429
Eversource Energy
5.600% due 04/12/2024	19,000	18,957
5.620% due 04/05/2024	17,200	17,179
5.630% due 04/15/2024	33,060	32,970
5.630% due 04/16/2024	4,300	4,288
5.630% due 04/17/2024	11,000	10,967
5.630% due 04/23/2024	10,950	10,907
L3Harris Technologies, Inc.
5.650% due 04/08/2024	12,400	12,379
5.650% due 04/10/2024	12,200	12,176
5.650% due 04/11/2024	7,750	7,734
Microchip Technology, Inc. 5.570% due 04/19/2024	10,200	10,165
Rogers Communications, Inc. 5.640% due 04/11/2024	850	848
VW Credit, Inc. 5.720% due 04/03/2024	20,600	20,581

		320,968

REPURCHASE AGREEMENTS (c) 0.9%		102,353

SHORT-TERM NOTES 1.4%
CarMax Auto Owner Trust 5.511% due 01/15/2025	11,708	11,710
Citizens Auto Receivables Trust 5.616% due 01/15/2025	13,627	13,630
DLLST LLC 5.562% due 01/21/2025	9,992	9,995
GM Financial Consumer Automobile Receivables Trust 5.529% due 01/16/2025	17,402	17,405
Huntington Auto Trust 5.625% due 02/18/2025	18,938	18,943
Kubota Credit Owner Trust 5.531% due 02/18/2025	26,680	26,690
M&T Bank Auto Receivables Trust 5.643% due 03/17/2025	22,000	22,007
Volkswagen Auto Lease Trust 5.516% due 03/20/2025	35,000	35,015

		155,395

Total Short-Term Instruments (Cost $578,852)		578,716

Total Investments in Securities (Cost $11,064,870)		11,035,303

Total Investments 100.0% (Cost $11,064,870)		$11,035,303
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $0)		1,641
Other Assets and Liabilities, net 0.0%		(3,098)

Net Assets 100.0%		$11,033,846

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	RESTRICTED SECURITIES:
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.400%	03/28/2024	04/01/2024	$96,900	U.S. Treasury Bonds 4.250% - 4.375% due 11/15/2040 - 08/15/2043		$(99,260)	$96,900	$96,958
FICC	2.600	03/28/2024	04/01/2024	5,453	U.S. Treasury Notes 4.250% due 12/31/2025		(5,562)	5,453	5,455

Total Repurchase Agreements							$(104,822)	$102,353	$102,413

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(2,517) at a weighted average interest rate of 5.370%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2024	8,078	$(1,651,825)	$5,418	$1,641	$0

Total Futures Contracts							$5,418	$1,641	$0

Cash of $10,764 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$3,565,122	$0	$3,565,122
Industrials					0	1,271,773	0	1,271,773
Utilities					0	458,678	0	458,678
U.S. Government Agencies					0	679,716	0	679,716
U.S. Treasury Obligations					0	293,535	0	293,535
Non-Agency Mortgage-Backed Securities					0	423,422	248	423,670
Asset-Backed Securities					3,700	3,533,058	30,069	3,566,827
Sovereign Issues					0	197,266	0	197,266
Short-Term Instruments
Commercial Paper					0	320,968	0	320,968
Repurchase Agreements					0	102,353	0	102,353
Short-Term Notes					0	155,395	0	155,395

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Total Investments	$3,700	$11,001,286	$30,317	$11,035,303

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,641	$0	$1,641

Total Financial Derivative Instruments	$0	$1,641	$0	$1,641

Totals	$3,700	$11,002,927	$30,317	$11,036,944

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
MUNICIPAL BONDS & NOTES 88.3%
ALABAMA 3.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.990% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,937
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,000	5,288
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	2,800	2,985
5.500% due 10/01/2054	5,000	5,478
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,052
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,500	1,660
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,639
5.000% due 11/15/2036	1,220	1,322
5.000% due 11/15/2037	875	940
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	3,500	3,943
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,336
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	4,400	4,721
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	5,950	6,297
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	3,600	3,558

		42,156

ALASKA 0.5%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,144
Alaska Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 12/01/2042	1,000	1,100
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 5.000% due 06/01/2033	2,890	3,231

		6,475

ARIZONA 0.6%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	2,000	2,128
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014 4.750% due 07/01/2044	2,200	2,205
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	413
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,500	1,565
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2027	2,000	2,140

		8,451

CALIFORNIA 5.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.090% (MUNIPSA) due 04/01/2056 ~	2,000	1,978
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	5,033
5.250% due 01/01/2054	2,000	2,109
5.250% due 11/01/2054	7,750	8,342
5.500% due 10/01/2054	1,900	2,096
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,600	2,801
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2036	1,000	997
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	3,250	3,252
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,537
California State General Obligation Bonds, Series 2019 5.000% due 11/01/2036	5,000	5,441

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	3,100	3,177
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	6,400	6,726
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	3,500	3,828
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (c)	1,500	715
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,111	1,146
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	3,000	2,532
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	6,000	5,215
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,149
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,380
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	527
5.000% due 09/01/2044	690	715
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	6,320	6,354

		70,050

COLORADO 1.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,553
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	931
5.000% due 11/15/2049	1,500	1,563
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,380
5.250% due 11/01/2037	1,450	1,639
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	6,500	7,639
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,300	1,473
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2028	875	932

		18,110

CONNECTICUT 2.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	3,000	3,179
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 10/01/2033	1,020	1,111
5.000% due 01/01/2035	4,290	4,603
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2039	5,000	5,685
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	3,974
Connecticut State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	1,750	1,874
Connecticut State General Obligation Notes, Series 2022
5.000% due 09/15/2028	1,000	1,094
5.000% due 11/15/2028	4,100	4,501
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,285
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,019

		29,325

DELAWARE 0.1%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	1,881

DISTRICT OF COLUMBIA 0.2%
Washington Metropolitan Area Transit Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2031	2,075	2,196

FLORIDA 1.4%
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	490
5.000% due 07/01/2031	900	977
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	4,500	4,385
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	1,500	1,638

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

JEA Water & Sewer System, Florida Revenue Bonds, Series 2020 4.000% due 10/01/2039	1,000	1,018
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,125
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2017 4.000% due 07/01/2033	3,000	3,035
Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023 5.000% due 10/01/2028	1,450	1,568
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	3,066
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (c)	1,850	1,181
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (c)	350	303
0.000% due 10/01/2029 (c)	700	557
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (c)	200	139

		19,482

GEORGIA 4.4%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,713
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2038	1,800	1,943
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,703
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	627
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2042	2,875	3,121
5.000% due 04/01/2043	3,375	3,671
Development Authority of Burke County, Georgia Revenue Bonds, Series 2008 3.375% due 11/01/2048	4,500	4,476
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,207
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,107
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	731
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	6,500	6,982
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	706
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,915	1,904
5.000% due 12/01/2052	3,000	3,144
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	1,000	1,054
5.000% due 12/01/2053	7,600	8,123
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	6,600	7,075
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	2,400	2,421
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,279
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	2,000	1,975
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2031	885	974
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	411
5.000% due 01/01/2029	1,000	1,062
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2027	200	206
5.000% due 01/01/2029	165	174
Municipal Electric Authority of Georgia Revenue Notes, Series 2023 5.890% due 07/01/2033	1,500	1,550

		61,339

HAWAII 0.8%
City & County Honolulu, Hawaii General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,046
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	8,475	8,479

		10,525

IDAHO 0.2%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.450% due 01/01/2044	2,500	2,495

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

ILLINOIS 4.1%
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,500	2,503
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	3,620	3,684
Illinois Finance Authority Revenue Bonds, Series 2020 4.500% due 08/15/2049	7,600	7,600
Illinois Sales Tax State Revenue Bonds, Series 2024 5.000% due 06/15/2040	1,195	1,348
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2037	5,860	6,408
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	6,100	6,584
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	2,300	2,352
5.500% due 05/01/2030	7,000	7,664
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,502
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	2,100	2,134
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,744
Illinois State Toll Highway Authority Revenue Bonds, Series 2024
5.000% due 01/01/2035	2,600	3,113
5.000% due 01/01/2036	5,000	5,927
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	500	307
0.000% due 06/15/2037 (c)	1,500	870
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,350	1,419
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2037	1,000	1,093

		57,252

INDIANA 1.2%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,500	1,501
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,450
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	2,100	1,954
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,620
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,164
5.000% due 10/01/2037	800	923
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	311
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.000% due 02/01/2048	4,000	4,693
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,482

		17,098

IOWA 0.9%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	8,000	7,970
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	3,000	3,134
5.000% due 12/01/2050	800	848

		11,952

KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	1,650	1,655
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	998

		2,653

LOUISIANA 1.7%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	13,100	12,892
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,257
5.000% due 08/15/2028	1,200	1,261
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	1,980	1,914

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2036	1,000	1,145
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,900	2,882
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2037	2,000	2,002

		23,353

MARYLAND 1.1%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,489
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	216
5.000% due 06/01/2033	445	472
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	373
Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2036	8,000	9,302
5.000% due 06/01/2037	3,490	4,021

		15,873

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	3,400	3,921
Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2046	8,900	9,833
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2033	1,500	1,810
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,606
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.240% (MUNIPSA) due 07/01/2049 ~	1,000	996

		18,166

MICHIGAN 2.7%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	3,675	3,947
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.346% (TSFR3M) due 07/01/2032 ~	3,000	2,870
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,271
5.000% due 07/01/2030	1,715	1,883
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2037	5,000	5,843
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.390% (MUNIPSA) due 04/15/2047 ~	3,500	3,472
Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022 5.000% due 04/15/2030	2,000	2,238
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,219
Michigan Finance Authority Revenue Bonds, Series 2020 5.000% due 06/01/2040	5,000	5,251
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2034 (a)	1,930	2,189
5.000% due 02/28/2039 (a)	1,290	1,417
Michigan State Building Authority Revenue Bonds, Series 2015 5.000% due 04/15/2034	2,000	2,047
Michigan State Building Authority Revenue Bonds, Series 2023 5.000% due 10/15/2037	1,000	1,159
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,567
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,800	2,074

		38,447

MINNESOTA 0.3%
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	3,060	3,277
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2031	500	568

		3,845

MISSISSIPPI 0.1%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,488

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

MISSOURI 0.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	4,000	4,689
St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured), Series 2022 4.000% due 04/01/2024	3,385	3,385

		8,074

MULTI-STATE 2.3%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.141% due 01/25/2040	10,926	10,554
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.959% due 12/25/2036	8,561	8,315
4.548% due 08/25/2040	13,282	13,219

		32,088

NEBRASKA 0.3%
Douglas County, Nebraska Revenue Bonds, Series 2021 4.170% (MUNIPSA) due 07/01/2035 ~	1,960	1,933
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	1,921

		3,854

NEVADA 2.4%
Clark County, Nevada Revenue Bonds, Series 2010 2.100% due 06/01/2031	5,000	4,313
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,082
5.000% due 06/15/2029	2,030	2,242
Humboldt County, Nevada Revenue Bonds, Series 2016 3.550% due 10/01/2029	5,000	5,042
Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016 5.000% due 06/15/2031	1,465	1,499
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,515
Nevada State General Obligation Bonds, Series 2023 5.000% due 05/01/2040	10,000	11,391
Washoe County School District, Nevada General Obligation Bonds, Series 2023 4.125% due 06/01/2041	4,235	4,314
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,500	2,521

		33,919

NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	4,963	4,629
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2025	285	283

		4,912

NEW JERSEY 5.2%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (d)	12,653	11,595
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2027	2,100	2,146
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	521
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,849
New Jersey Educational Facilities Authority Revenue Bonds, Series 2024 5.000% due 03/01/2041	10,000	11,521
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	2,000	2,076
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	1,500	1,041
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,479
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	7,483
5.000% due 06/15/2037	10,985	12,587
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,734
5.000% due 01/01/2030	2,250	2,373
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	1,300	1,305

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	7,870	8,453

		73,163

NEW MEXICO 0.9%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	5,000	4,431
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,916

		12,347

NEW YORK 15.0%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,725
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.618% due 08/25/2041 ~	6,700	6,845
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2042	2,375	2,693
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,027
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	1,800	1,826
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,413
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,213
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,651
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	5,000	5,801
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
4.450% due 11/01/2042	20,000	20,000
5.000% due 08/01/2031	5,000	5,017
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.450% due 11/01/2044	8,000	8,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,326
5.250% due 08/01/2040	4,890	5,593
New York City, New York General Obligation Bonds, Series 2015 4.450% due 06/01/2044	5,000	5,000
New York City, New York General Obligation Bonds, Series 2018 4.450% due 12/01/2047	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.450% due 06/15/2048	20,000	20,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	5,000	5,822
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	2,000	2,183
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2040	2,450	2,738
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 02/01/2039	3,000	3,420
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2037	2,000	2,325
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	5,000	5,908
5.000% due 11/01/2037	4,500	5,240
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,525	9,530
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2036	1,000	1,195
5.000% due 11/15/2037	1,000	1,182
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	4,740	4,547
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	3,500	3,574
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,277
5.000% due 01/15/2032	500	540
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	5,002
4.000% due 02/15/2047	5,000	4,873
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 07/01/2051	8,000	7,724
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	2,935
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	6,500	6,160
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	4,900	5,746
5.000% due 03/15/2046	2,500	2,744

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,113
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	3,000	3,019
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	5,000	5,430
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022 5.000% due 11/15/2032	4,200	4,919
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,311
5.000% due 06/01/2027	2,800	2,932

		209,519

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.450% due 01/15/2037	17,765	17,765
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	2,000	2,257
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Notes, Series 2022 5.000% due 01/15/2028	1,000	1,076
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	250

		21,348

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2036	1,050	1,177

OHIO 2.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,088
5.000% due 06/01/2036	2,065	2,235
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,264
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,005
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	592
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	122
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	2,828
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 4.400% due 01/01/2043	8,000	8,000
Ohio Water Development Authority Revenue Bonds, Series 2023 5.000% due 12/01/2038	1,250	1,445
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023 5.000% due 12/01/2037	4,985	5,767
Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (c)	845	651
0.000% due 12/01/2032 (c)	880	653

		27,650

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2023
5.000% due 06/01/2036	1,850	2,146
5.000% due 06/01/2037	1,100	1,260

		3,406

OREGON 0.4%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,649
5.000% due 08/15/2036	1,500	1,639
5.000% due 08/15/2037	1,600	1,738
5.000% due 08/15/2038	1,000	1,081

		6,107

PENNSYLVANIA 4.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.340% (MUNIPSA) due 11/15/2047 ~	10,000	9,924
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	2,250	2,263
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,521
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,112
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,900

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 4.504% (TSFR3M) due 06/01/2037 ~	4,000	3,594
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023 4.000% due 03/01/2035	1,100	1,151
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023 4.000% due 03/01/2033	600	636
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	4,660
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	3,500	3,377
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022 4.000% due 02/15/2042	4,060	4,021
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	5,500	5,689
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	349
5.000% due 08/15/2031	300	307
5.000% due 08/15/2033	1,000	1,024
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,322
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2036	8,170	9,233
Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 5.000% due 02/01/2031	2,500	2,749
School District of Philadelphia, Pennsylvania General Obligation Bonds, Series 2019 4.000% due 09/01/2038	2,200	2,219
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	3,750	4,224
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2031	1,000	1,149

		67,424

PUERTO RICO 1.9%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.266% (TSFR3M) due 07/01/2029 ~	1,280	1,210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	26,355	6,178
4.500% due 07/01/2034	8,671	8,721
5.000% due 07/01/2058	3,000	3,012
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	7,000	7,010

		26,131

RHODE ISLAND 1.5%
Rhode Island Health and Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2034	6,500	7,379
5.000% due 05/15/2037	1,000	1,109
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,177
5.000% due 06/01/2040	2,000	2,021

		21,686

SOUTH CAROLINA 0.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	2,800	3,036

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	932
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	927

		1,859

TENNESSEE 2.1%
Knox County, Tennessee Health Educational & Housing Facility Board Revenue Notes, Series 2022 3.950% due 12/01/2027	3,500	3,476
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	874
5.000% due 07/01/2038	500	562
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	3,300	3,446
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	4,500	4,523
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,002
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,415
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,057

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.250% due 09/01/2026	1,745	1,784
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,400	3,593

		29,732

TEXAS 7.9%
Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002 0.000% due 08/15/2026 (c)	3,000	2,764
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,000	2,731
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,163
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2037	1,350	1,565
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2034	3,000	3,501
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2036	2,550	2,980
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	5,000	4,875
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	5,000	5,314
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	505
Harris County, Texas Municipal Utility District No 383, Revenue Bonds, (BAM Insured), Series 2023 5.000% due 08/15/2035	2,960	3,487
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	1,540	1,766
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,588
Houston, Texas General Obligation Notes, Series 2019 5.000% due 03/01/2029	1,100	1,208
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,547
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,730
5.000% due 02/15/2038	2,000	2,284
5.000% due 02/15/2039	5,000	5,680
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2030	2,290	2,571
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2040	1,250	1,402
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050 (a)	2,000	2,078
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	2,000	1,961
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	2,959
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2031	4,300	4,869
Permanent University Fund - University of Texas System Revenue Bonds, Series 2023 5.000% due 07/01/2040	1,090	1,237
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,268
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	2,500	2,504
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2053	5,000	5,562
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.196% (TSFR3M) due 12/15/2026 ~	2,500	2,481
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	4,200	4,547
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 06/30/2037	2,950	3,020
Texas Transportation Commission Revenue Bonds, Series 2019 0.000% due 08/01/2046 (c)	2,950	972
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	274
5.000% due 10/15/2030	3,010	3,299
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	8,400	8,879
5.000% due 10/15/2047	5,860	6,396
Texas Water Development Board Revenue Bonds, Series 2023 4.600% due 10/15/2039	2,045	2,242
Texas Water Development Board Revenue Notes, Series 2022
5.000% due 10/15/2029	1,200	1,341
5.000% due 10/15/2030	1,775	2,021

		110,571

UTAH 0.2%
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023 5.000% due 07/01/2036	2,500	2,882

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

VIRGINIA 1.1%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	3,000	3,289
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2036	925	1,038
5.000% due 07/01/2038	600	663
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	6,700	7,281
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	3,300	3,311

		15,582

WASHINGTON 1.7%
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,486
Energy Northwest, Washington Revenue Bonds, Series 2023 5.000% due 07/01/2039	5,000	5,719
Grant County, Washington Public Utility District No 2, Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,265	1,465
Pierce County, Washington School District No 401, Peninsula General Obligation Bonds, Series 2020 4.000% due 12/01/2037	2,135	2,181
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2037	5,000	5,087
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	2,000	1,872
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	492
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	4,189	3,778

		24,080

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	2,400	2,665

WISCONSIN 2.1%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,250	2,250
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2030	265	268
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.450% due 04/01/2048	9,370	9,370
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	4,440	4,244
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (c)	1,075	912
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,826
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2040	2,000	1,983
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,059
Wisconsin State General Obligation Notes, Series 2022 4.060% (MUNIPSA) due 05/01/2025 ~	5,045	5,020

		29,932

Total Municipal Bonds & Notes (Cost $1,208,304)		1,235,756

U.S. GOVERNMENT AGENCIES 0.7%
Freddie Mac 3.800% due 01/01/2040	10,000	9,564

Total U.S. Government Agencies (Cost $9,594)		9,564

SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS (e) 0.0%		524

U.S. TREASURY BILLS 10.2%
5.364% due 04/25/2024 - 06/18/2024 (b)(c)	144,400	143,316

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

MUNICIPAL BONDS & NOTES 0.3%
School District of Broward County, Florida Revenue Notes, Series 2023 5.000% due 06/28/2024	3,500	3,509

Total Municipal Bonds & Notes (Cost $3,513)		3,509

Total Short-Term Instruments (Cost $147,352)		147,349

Total Investments in Securities (Cost $1,365,250)		1,392,669

Total Investments 99.5% (Cost $1,365,250)		$1,392,669
Other Assets and Liabilities, net 0.5%		7,088

Net Assets 100.0%		$1,399,757

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Coupon represents a weighted average yield to maturity.
	(c)						Zero coupon security.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	11/28/2023	$11,062	$11,595	0.83%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/28/2023	5,819	6,160	0.44

						$16,881	$17,755	1.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$524	U.S. Treasury Notes 4.250% due 12/31/2025	$(534)	$524	$524

Total Repurchase Agreements						$(534)	$524	$524

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$42,156	$0	$42,156
	Alaska			0	6,475	0	6,475
	Arizona			0	8,451	0	8,451
	California			0	70,050	0	70,050
	Colorado			0	18,110	0	18,110
	Connecticut			0	29,325	0	29,325
	Delaware			0	1,881	0	1,881
	District of Columbia			0	2,196	0	2,196
	Florida			0	19,482	0	19,482
	Georgia			0	61,339	0	61,339
	Hawaii			0	10,525	0	10,525
	Idaho			0	2,495	0	2,495
	Illinois			0	57,252	0	57,252
	Indiana			0	17,098	0	17,098
	Iowa			0	11,952	0	11,952
	Kentucky			0	2,653	0	2,653
	Louisiana			0	23,353	0	23,353
	Maryland			0	15,873	0	15,873
	Massachusetts			0	18,166	0	18,166
	Michigan			0	38,447	0	38,447
	Minnesota			0	3,845	0	3,845
	Mississippi			0	1,488	0	1,488
	Missouri			0	8,074	0	8,074
	Multi-State			0	32,088	0	32,088
	Nebraska			0	3,854	0	3,854
	Nevada			0	33,919	0	33,919
	New Hampshire			0	4,912	0	4,912
	New Jersey			0	73,163	0	73,163
	New Mexico			0	12,347	0	12,347
	New York			0	209,519	0	209,519
	North Carolina			0	21,348	0	21,348

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

North Dakota	0	1,177	0	1,177
Ohio	0	27,650	0	27,650
Oklahoma	0	3,406	0	3,406
Oregon	0	6,107	0	6,107
Pennsylvania	0	67,424	0	67,424
Puerto Rico	0	26,131	0	26,131
Rhode Island	0	21,686	0	21,686
South Carolina	0	3,036	0	3,036
South Dakota	0	1,859	0	1,859
Tennessee	0	29,732	0	29,732
Texas	0	110,571	0	110,571
Utah	0	2,882	0	2,882
Virginia	0	15,582	0	15,582
Washington	0	24,080	0	24,080
West Virginia	0	2,665	0	2,665
Wisconsin	0	29,932	0	29,932
U.S. Government Agencies	0	9,564	0	9,564
Short-Term Instruments
Repurchase Agreements	0	524	0	524
U.S. Treasury Bills	0	143,316	0	143,316
Municipal Bonds & Notes	0	3,509	0	3,509

Total Investments	$0	$1,392,669	$0	$1,392,669

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.3% ¤
CORPORATE BONDS & NOTES 95.9%
BANKING & FINANCE 38.9%
ABN AMRO Bank NV 6.339% due 09/18/2027 •	$436	$444
AerCap Ireland Capital DAC
2.450% due 10/29/2026	3,784	3,515
3.000% due 10/29/2028	210	190
3.300% due 01/30/2032	2,699	2,316
3.400% due 10/29/2033	146	123
3.850% due 10/29/2041	63	50
4.450% due 10/01/2025	781	769
Aflac, Inc. 4.750% due 01/15/2049	51	47
AIA Group Ltd. 4.950% due 04/04/2033	2,158	2,155
AIB Group PLC 7.583% due 10/14/2026 •	228	234
Aircastle Ltd.
4.250% due 06/15/2026	892	867
6.500% due 07/18/2028	120	122
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	1,987	1,511
Alleghany Corp. 3.250% due 08/15/2051	1,625	1,154
Ally Financial, Inc.
2.200% due 11/02/2028	1,316	1,129
4.750% due 06/09/2027	110	107
5.800% due 05/01/2025	130	130
American Express Co.
3.950% due 08/01/2025	859	844
4.050% due 12/03/2042	123	107
4.420% due 08/03/2033 •	1,391	1,326
6.489% due 10/30/2031 •	140	150
American Homes 4 Rent LP 4.250% due 02/15/2028	125	120
American Tower Corp.
2.750% due 01/15/2027	661	619
2.900% due 01/15/2030	2,165	1,905
2.950% due 01/15/2051	2,114	1,365
3.125% due 01/15/2027	338	320
3.600% due 01/15/2028	995	941
5.900% due 11/15/2033	120	124
ANZ New Zealand International Ltd. 1.250% due 06/22/2026	136	125
Aon Corp.
2.800% due 05/15/2030	1,508	1,330
2.900% due 08/23/2051	1,430	912
3.900% due 02/28/2052	70	54
Arch Capital Group Ltd. 3.635% due 06/30/2050	142	106
Ares Capital Corp.
2.875% due 06/15/2027 (a)(f)	266	245
2.875% due 06/15/2028	10	9
Ares Management Corp. 6.375% due 11/10/2028	992	1,041
ASB Bank Ltd. 2.375% due 10/22/2031	125	102
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	181	159
Athene Global Funding
0.914% due 08/19/2024	489	480
1.450% due 01/08/2026	601	558
1.608% due 06/29/2026	1,461	1,342
1.716% due 01/07/2025	41	40
2.673% due 06/07/2031	10	8
Australia & New Zealand Banking Group Ltd.
2.570% due 11/25/2035 •(g)	719	590
2.950% due 07/22/2030 •	234	225
4.400% due 05/19/2026 (g)	500	488
Aviation Capital Group LLC
1.950% due 01/30/2026	168	157

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.250% due 04/15/2028	2,593	2,648
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	42
2.528% due 11/18/2027	1,859	1,654
2.875% due 02/15/2025	1,560	1,518
5.500% due 01/15/2026	2,122	2,101
AXIS Specialty Finance PLC 4.000% due 12/06/2027	120	116
Banco Bilbao Vizcaya Argentaria SA
5.862% due 09/14/2026 •	47	47
6.138% due 09/14/2028 •	516	527
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	846	800
Banco Santander Chile 2.700% due 01/10/2025	125	122
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025	147	147
Banco Santander SA
1.849% due 03/25/2026	86	80
4.379% due 04/12/2028	120	116
5.147% due 08/18/2025	843	837
5.294% due 08/18/2027	120	120
Bank of America Corp.
1.530% due 12/06/2025 •	1,031	1,002
2.572% due 10/20/2032 •	4,030	3,345
2.592% due 04/29/2031 •	170	147
2.676% due 06/19/2041 •	595	424
2.687% due 04/22/2032 •	660	559
2.884% due 10/22/2030 •	130	116
2.972% due 02/04/2033 •	180	153
3.384% due 04/02/2026 •	1,362	1,333
3.419% due 12/20/2028 •	2,693	2,527
3.500% due 04/19/2026	952	924
3.970% due 03/05/2029 •	100	96
4.083% due 03/20/2051 •	2,230	1,830
4.271% due 07/23/2029 •	2,490	2,401
4.827% due 07/22/2026 •	887	879
4.948% due 07/22/2028 •	976	969
5.015% due 07/22/2033 •	2,833	2,789
5.080% due 01/20/2027 •	1,295	1,289
5.288% due 04/25/2034 •	150	150
5.872% due 09/15/2034 •	140	145
5.875% due 02/07/2042	130	139
6.204% due 11/10/2028 •	815	843
Bank of Ireland Group PLC
2.029% due 09/30/2027 •	853	781
6.253% due 09/16/2026 •	120	121
Bank of New York Mellon Corp.
4.706% due 02/01/2034 •	120	116
5.802% due 10/25/2028 •	46	47
5.834% due 10/25/2033 •	1,850	1,933
Bank of New Zealand 1.000% due 03/03/2026	110	102
Bank of Nova Scotia
1.050% due 03/02/2026	53	49
5.250% due 06/12/2028	417	421
Barclays PLC
2.852% due 05/07/2026 •	248	240
2.894% due 11/24/2032 •	90	75
3.932% due 05/07/2025 •	128	128
4.337% due 01/10/2028	125	121
4.375% due 01/12/2026	3,930	3,858
5.304% due 08/09/2026 •	556	553
5.829% due 05/09/2027 •	120	120
6.496% due 09/13/2027 •	556	567
6.692% due 09/13/2034 •	140	149
7.325% due 11/02/2026 •	120	123
7.385% due 11/02/2028 •	140	149
7.437% due 11/02/2033 •	44	49
Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	1,158	782
3.850% due 03/15/2052	1,982	1,604
4.200% due 08/15/2048	382	337
4.250% due 01/15/2049	541	484
5.750% due 01/15/2040	715	782
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	648	622
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050	75	46
2.850% due 08/05/2051	1,738	1,090
3.500% due 09/10/2049	570	411
Blackstone Secured Lending Fund
2.750% due 09/16/2026	934	861
3.625% due 01/15/2026	256	245

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Block Financial LLC 3.875% due 08/15/2030	1,155	1,050
Blue Owl Capital Corp.
2.875% due 06/11/2028	157	139
3.400% due 07/15/2026	126	119
4.250% due 01/15/2026	10	10
Blue Owl Finance LLC
3.125% due 06/10/2031	274	230
4.125% due 10/07/2051	476	328
BNP Paribas SA
1.323% due 01/13/2027 •	1,458	1,356
2.219% due 06/09/2026 •	686	660
4.400% due 08/14/2028	2,772	2,688
BPCE SA
1.000% due 01/20/2026	330	306
1.652% due 10/06/2026 •	2,024	1,901
3.500% due 10/23/2027	248	233
5.975% due 01/18/2027 •	817	820
6.612% due 10/19/2027 •	298	304
Brandywine Operating Partnership LP 3.950% due 11/15/2027	396	355
Brighthouse Financial Global Funding 1.550% due 05/24/2026	478	438
Brookfield Finance, Inc.
3.625% due 02/15/2052	711	519
3.900% due 01/25/2028	1,083	1,043
4.850% due 03/29/2029	2,193	2,177
Brown & Brown, Inc.
2.375% due 03/15/2031	146	121
4.950% due 03/17/2052	100	88
CaixaBank SA 6.684% due 09/13/2027 •	1,111	1,136
Cantor Fitzgerald LP 7.200% due 12/12/2028	992	1,027
Capital One Financial Corp.
1.878% due 11/02/2027 •	1,934	1,770
2.636% due 03/03/2026 •	2,374	2,308
4.985% due 07/24/2026 •	240	239
5.247% due 07/26/2030 •	178	175
5.268% due 05/10/2033 •	145	142
5.468% due 02/01/2029 •	120	120
5.700% due 02/01/2030 •	1,732	1,747
CBRE Services, Inc. 5.950% due 08/15/2034	190	195
Charles Schwab Corp.
1.650% due 03/11/2031	4,000	3,205
1.950% due 12/01/2031	164	132
2.000% due 03/20/2028	762	683
2.300% due 05/13/2031	10	8
2.900% due 03/03/2032	100	86
5.875% due 08/24/2026	1,230	1,251
China Cinda Finance Ltd. 4.250% due 04/23/2025	208	205
Chubb INA Holdings, Inc.
1.375% due 09/15/2030	60	49
3.050% due 12/15/2061	50	34
Citibank NA 5.803% due 09/29/2028	3,068	3,177
Citigroup, Inc.
2.561% due 05/01/2032 •	1,590	1,327
2.572% due 06/03/2031 •	500	427
2.976% due 11/05/2030 •	794	705
3.057% due 01/25/2033 •	2,198	1,869
3.070% due 02/24/2028 •	130	122
3.400% due 05/01/2026	500	482
3.668% due 07/24/2028 •	519	493
3.700% due 01/12/2026	100	97
3.887% due 01/10/2028 •	3,027	2,920
3.980% due 03/20/2030 •	1,132	1,067
4.075% due 04/23/2029 •	421	403
4.412% due 03/31/2031 •	80	76
4.910% due 05/24/2033 •	150	145
5.316% due 03/26/2041 •	130	129
6.270% due 11/17/2033 •	1,096	1,158
Citizens Bank NA
3.750% due 02/18/2026	674	652
4.575% due 08/09/2028 •	376	360
Citizens Financial Group, Inc.
2.850% due 07/27/2026	917	862
3.250% due 04/30/2030	10	9
Commonwealth Bank of Australia
2.688% due 03/11/2031 (g)	1,472	1,225
3.743% due 09/12/2039 (g)	1,324	1,059
5.316% due 03/13/2026	994	1,001

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	110	100
3.750% due 07/21/2026	955	918
5.800% due 09/30/2110	3	3
Corebridge Financial, Inc.
3.500% due 04/04/2025	1,092	1,069
3.650% due 04/05/2027	1,165	1,113
3.850% due 04/05/2029	1,344	1,257
3.900% due 04/05/2032	196	176
4.400% due 04/05/2052	100	82
Corporate Office Properties LP 2.250% due 03/15/2026	588	553
Credit Agricole SA
1.247% due 01/26/2027 •	998	925
1.907% due 06/16/2026 •	51	49
6.316% due 10/03/2029 •	406	421
Credit Suisse AG 1.250% due 08/07/2026	348	317
Crown Castle, Inc.
1.350% due 07/15/2025	23	22
2.100% due 04/01/2031	20	16
2.250% due 01/15/2031	1,036	853
2.500% due 07/15/2031	10	8
2.900% due 03/15/2027	644	603
2.900% due 04/01/2041	172	122
3.100% due 11/15/2029	1,702	1,520
3.250% due 01/15/2051	27	18
3.300% due 07/01/2030	100	89
4.300% due 02/15/2029	707	678
4.450% due 02/15/2026	1,093	1,075
CubeSmart LP 3.000% due 02/15/2030	56	50
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	1,406	1,360
Danske Bank AS
3.244% due 12/20/2025 •	1,563	1,532
4.375% due 06/12/2028	358	345
Deutsche Bank AG
2.129% due 11/24/2026 •	1,836	1,732
3.961% due 11/26/2025 •	467	461
4.100% due 01/13/2026	998	975
6.720% due 01/18/2029 •	140	145
7.079% due 02/10/2034 •	904	930
Digital Realty Trust LP
3.600% due 07/01/2029	862	795
3.700% due 08/15/2027	51	49
5.550% due 01/15/2028	300	302
Discover Bank 4.650% due 09/13/2028	2,302	2,229
Discover Financial Services 4.100% due 02/09/2027	110	106
DNB Bank ASA 1.535% due 05/25/2027 •	2,051	1,890
DOC DR LLC 3.950% due 01/15/2028	260	248
Empower Finance LP
1.776% due 03/17/2031	61	49
3.075% due 09/17/2051	2,563	1,733
Enstar Group Ltd. 3.100% due 09/01/2031	424	352
Equinix, Inc.
1.450% due 05/15/2026	10	9
2.150% due 07/15/2030	554	459
2.625% due 11/18/2024	50	49
3.000% due 07/15/2050	770	505
3.200% due 11/18/2029	1,408	1,261
Equitable Financial Life Global Funding 1.300% due 07/12/2026	496	451
Equitable Holdings, Inc. 5.000% due 04/20/2048	1,545	1,405
Essex Portfolio LP
2.650% due 03/15/2032	2,575	2,133
3.500% due 04/01/2025	50	49
Extra Space Storage LP 2.350% due 03/15/2032	1,954	1,565
F&G Global Funding
1.750% due 06/30/2026	135	122
2.300% due 04/11/2027	499	449
Fairfax Financial Holdings Ltd. 5.625% due 08/16/2032	1,236	1,236
Federation des Caisses Desjardins du Quebec 5.700% due 03/14/2028	2,369	2,406
Fidelity National Financial, Inc. 3.200% due 09/17/2051	313	200

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Fifth Third Bacorp 4.055% due 04/25/2028 •	2,344	2,241
Fifth Third Bancorp 6.361% due 10/27/2028 •	248	254
First American Financial Corp. 4.000% due 05/15/2030	53	48
First-Citizens Bank & Trust Co. 2.969% due 09/27/2025 •	50	49
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	992	897
3.815% due 11/02/2027	630	590
4.125% due 08/17/2027	964	915
4.389% due 01/08/2026	1,940	1,893
4.542% due 08/01/2026	1,000	971
6.050% due 03/05/2031	3,416	3,442
6.798% due 11/07/2028	1,000	1,044
6.800% due 05/12/2028	120	125
6.950% due 03/06/2026	842	858
FS KKR Capital Corp.
1.650% due 10/12/2024	259	253
3.125% due 10/12/2028	183	160
3.400% due 01/15/2026	271	257
GA Global Funding Trust
0.800% due 09/13/2024	134	131
1.950% due 09/15/2028	181	155
2.250% due 01/06/2027	677	620
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026	406	387
GATX Corp.
3.500% due 06/01/2032	50	44
4.700% due 04/01/2029	1,610	1,580
General Motors Financial Co., Inc.
1.250% due 01/08/2026	2,360	2,197
1.500% due 06/10/2026	1,546	1,423
2.350% due 01/08/2031	150	124
2.750% due 06/20/2025	10	10
4.300% due 04/06/2029	52	50
5.850% due 04/06/2030	100	102
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	83
Globe Life, Inc. 4.800% due 06/15/2032	100	98
GLP Capital LP
3.250% due 01/15/2032	100	84
4.000% due 01/15/2030	1,577	1,441
4.000% due 01/15/2031	502	448
5.300% due 01/15/2029	1,695	1,668
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,441	1,335
1.948% due 10/21/2027 •	2,680	2,464
1.992% due 01/27/2032 •	5,277	4,272
2.600% due 02/07/2030	10	9
2.615% due 04/22/2032 •	3,036	2,549
2.640% due 02/24/2028 •	1,213	1,130
3.102% due 02/24/2033 •	1,974	1,689
3.615% due 03/15/2028 •	51	49
3.800% due 03/15/2030	170	159
4.017% due 10/31/2038 •	55	47
4.482% due 08/23/2028 •	1,771	1,732
6.484% due 10/24/2029 •	70	74
Guardian Life Global Funding 1.625% due 09/16/2028	645	564
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	1,498	1,263
Highwoods Realty LP 3.050% due 02/15/2030	2,074	1,752
Host Hotels & Resorts LP 4.500% due 02/01/2026	508	498
HSBC Holdings PLC
1.589% due 05/24/2027 •	1,828	1,682
2.206% due 08/17/2029 •	230	202
2.357% due 08/18/2031 •	1,118	932
2.871% due 11/22/2032 •	61	51
3.900% due 05/25/2026	1,165	1,135
3.973% due 05/22/2030 •	1,622	1,517
4.041% due 03/13/2028 •	130	125
4.300% due 03/08/2026	1,156	1,135
4.583% due 06/19/2029 •	1,139	1,106
4.755% due 06/09/2028 •	110	108
6.254% due 03/09/2034 •	1,583	1,669
Hudson Pacific Properties LP 5.950% due 02/15/2028	530	490
Huntington National Bank 5.699% due 11/18/2025 •	403	401

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,546	1,813
ING Groep NV
4.017% due 03/28/2028 •	60	58
6.114% due 09/11/2034 •	616	640
Intercontinental Exchange, Inc. 5.200% due 06/15/2062	100	98
Intesa Sanpaolo SpA
6.625% due 06/20/2033	988	1,026
7.000% due 11/21/2025	100	102
7.778% due 06/20/2054 •	110	117
8.248% due 11/21/2033 •	600	670
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	2,349	1,868
Jackson National Life Global Funding 1.750% due 01/12/2025	200	194
Jefferies Financial Group, Inc. 5.875% due 07/21/2028	120	122
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	93
1.470% due 09/22/2027 •	1,427	1,302
1.561% due 12/10/2025 •	434	422
1.764% due 11/19/2031 •	1,726	1,399
2.005% due 03/13/2026 •	2,343	2,266
2.522% due 04/22/2031 •	90	78
2.580% due 04/22/2032 •	4,540	3,840
2.947% due 02/24/2028 •	1,446	1,359
2.950% due 10/01/2026	900	858
2.963% due 01/25/2033 •	1,817	1,552
3.109% due 04/22/2041 •	119	91
3.509% due 01/23/2029 •	799	756
3.964% due 11/15/2048 •	80	65
4.005% due 04/23/2029 •	50	48
4.080% due 04/26/2026 •	381	375
4.323% due 04/26/2028 •	951	929
4.565% due 06/14/2030 •	1,040	1,015
4.586% due 04/26/2033 •	308	295
4.851% due 07/25/2028 •	654	649
4.912% due 07/25/2033 •	3,353	3,284
5.400% due 01/06/2042	650	664
Key Corp. 3.878% due 05/23/2025 •	76	76
Kilroy Realty LP 4.375% due 10/01/2025	358	351
KKR Group Finance Co. LLC 3.250% due 12/15/2051	2,008	1,353
Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,502	1,131
5.500% due 06/15/2052	669	644
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	100	94
3.750% due 01/11/2027	2,093	2,016
3.750% due 03/18/2028 •	51	49
3.870% due 07/09/2025 •	735	731
4.976% due 08/11/2033 •	80	77
5.871% due 03/06/2029 •	258	262
LPL Holdings, Inc. 6.750% due 11/17/2028	1,504	1,576
Lseg U.S. Fin Corp. 4.875% due 03/28/2027	200	199
LSEGA Financing PLC
2.000% due 04/06/2028	1,745	1,559
3.200% due 04/06/2041	717	545
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,106	994
3.763% due 11/28/2028 •	60	56
Manulife Financial Corp. 4.150% due 03/04/2026	870	856
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	100	84
4.350% due 01/30/2047	1,116	959
6.250% due 11/01/2052	110	122
MassMutual Global Funding 4.150% due 08/26/2025	395	390
Meiji Yasuda Life Insurance Co. 5.200% due 10/20/2045 •	49	49
MET Tower Global Funding 1.250% due 09/14/2026	111	101
MetLife, Inc.
4.125% due 08/13/2042	130	111
5.000% due 07/15/2052	100	94
9.250% due 04/08/2068	163	191
Metropolitan Life Global Funding
1.875% due 01/11/2027	2,906	2,671

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.150% due 03/28/2033	2,135	2,139
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,307	1,306
Mitsubishi UFJ Financial Group, Inc.
2.309% due 07/20/2032 •	164	136
2.341% due 01/19/2028 •	1,279	1,187
3.195% due 07/18/2029	1,227	1,125
3.751% due 07/18/2039	120	103
4.788% due 07/18/2025 •	1,138	1,134
5.017% due 07/20/2028 •	770	768
5.719% due 02/20/2026 •	986	987
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	80	66
2.564% due 09/13/2031	249	204
3.170% due 09/11/2027	60	56
5.414% due 09/13/2028 •	1,451	1,465
5.748% due 07/06/2034 •	862	891
Morgan Stanley
1.928% due 04/28/2032 •	2,863	2,299
2.511% due 10/20/2032 •	119	98
2.630% due 02/18/2026 •	300	292
3.620% due 04/17/2025 •	515	514
3.622% due 04/01/2031 •	3,831	3,515
3.971% due 07/22/2038 ~	120	103
4.210% due 04/20/2028 •	1,522	1,480
4.679% due 07/17/2026 •	1,968	1,947
4.889% due 07/20/2033 •	2,431	2,359
5.050% due 01/28/2027 •	561	559
5.123% due 02/01/2029 •	1,819	1,815
5.164% due 04/20/2029 •	130	130
6.296% due 10/18/2028 •	46	48
6.627% due 11/01/2034 •	992	1,086
Morgan Stanley Bank NA 5.882% due 10/30/2026	992	1,011
Nasdaq, Inc. 5.550% due 02/15/2034	346	352
National Australia Bank Ltd.
2.990% due 05/21/2031 (g)	100	84
3.347% due 01/12/2037 •(g)	110	93
Nationwide Building Society
2.972% due 02/16/2028 •	50	47
3.960% due 07/18/2030 •	2,848	2,638
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,660	1,320
4.950% due 04/22/2044	54	48
NatWest Group PLC
3.032% due 11/28/2035 •	202	169
4.892% due 05/18/2029 •	5,097	4,991
6.016% due 03/02/2034 •	70	72
New York Life Global Funding 2.350% due 07/14/2026	100	94
New York Life Insurance Co.
3.750% due 05/15/2050	135	104
4.450% due 05/15/2069	169	138
6.750% due 11/15/2039	699	796
Nippon Life Insurance Co.
2.900% due 09/16/2051 •	570	475
3.400% due 01/23/2050 •	854	756
5.100% due 10/16/2044 •	323	321
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	100	98
1.850% due 09/16/2026	125	113
2.000% due 03/09/2026	2,774	2,570
2.450% due 09/15/2028	100	86
Nomura Holdings, Inc.
2.172% due 07/14/2028	57	50
2.329% due 01/22/2027	2,462	2,270
2.648% due 01/16/2025	1,590	1,553
NongHyup Bank 1.250% due 07/20/2025	37	35
Nordea Bank Abp
1.500% due 09/30/2026	55	50
5.375% due 09/22/2027	1,722	1,735
Norinchukin Bank
4.867% due 09/14/2027 (a)(f)	717	710
5.071% due 09/14/2032	47	47
5.430% due 03/09/2028 (a)(f)	1,203	1,220
Northwestern Mutual Global Funding
0.800% due 01/14/2026	330	306
4.000% due 07/01/2025	20	20
Nuveen Finance LLC 4.125% due 11/01/2024	853	846
Oaktree Strategic Credit Fund 8.400% due 11/14/2028	992	1,053

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Old Republic International Corp. 3.875% due 08/26/2026	754	729
Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •(g)	446	422
Pacific Life Global Funding 1.600% due 09/21/2028	3,023	2,606
Pacific LifeCorp 5.400% due 09/15/2052	815	781
PNC Financial Services Group, Inc.
2.307% due 04/23/2032 •	260	214
5.068% due 01/24/2034 •	2,718	2,634
5.354% due 12/02/2028 •	47	47
5.582% due 06/12/2029 •	977	989
6.875% due 10/20/2034 •	140	153
Popular, Inc. 7.250% due 03/13/2028	1,703	1,746
Pricoa Global Funding 0.800% due 09/01/2025	1,307	1,228
Principal Life Global Funding 3.000% due 04/18/2026	840	803
Progressive Corp.
3.000% due 03/15/2032	755	659
3.700% due 03/15/2052	100	78
Prologis LP 4.000% due 09/15/2028	1,642	1,588
Protective Life Global Funding
1.303% due 09/20/2026	716	651
1.646% due 01/13/2025	566	550
Prudential Financial, Inc.
3.000% due 03/10/2040	172	131
3.905% due 12/07/2047	135	108
5.375% due 05/15/2045 •	436	432
Prudential Funding Asia PLC
3.125% due 04/14/2030	279	251
3.625% due 03/24/2032	618	557
Raymond James Financial, Inc. 3.750% due 04/01/2051	60	46
Realty Income Corp.
3.250% due 01/15/2031	132	118
3.400% due 01/15/2028	577	545
4.450% due 09/15/2026	484	474
4.700% due 12/15/2028	1,498	1,478
Regency Centers LP 2.950% due 09/15/2029	795	712
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	941	920
Reliance Standard Life Global Funding 1.512% due 09/28/2026	157	141
Rexford Industrial Realty LP 2.150% due 09/01/2031	1,171	939
RGA Global Funding
2.000% due 11/30/2026	53	49
6.000% due 11/21/2028	912	942
Royal Bank of Canada 3.625% due 05/04/2027	50	48
Sabra Health Care LP 3.200% due 12/01/2031	293	244
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	2,218	2,017
4.500% due 07/17/2025	1,033	1,016
6.499% due 03/09/2029 •	1,806	1,848
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	3,135	2,869
Scentre Group Trust 3.500% due 02/12/2025	50	49
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	1,435	1,311
Societe Generale SA
1.488% due 12/14/2026 •	2,290	2,129
1.792% due 06/09/2027 •	105	96
2.797% due 01/19/2028 •	867	801
3.337% due 01/21/2033 •	680	571
4.250% due 04/14/2025	725	711
6.691% due 01/10/2034 •	574	602
Standard Chartered PLC
2.678% due 06/29/2032 •	84	69
2.819% due 01/30/2026 •	3,350	3,265
4.644% due 04/01/2031 •	1,568	1,508
State Street Corp.
5.751% due 11/04/2026 •	1,034	1,041
5.820% due 11/04/2028 •	1,140	1,174
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	137	125

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	2,774	2,271
2.472% due 01/14/2029	548	490
2.750% due 01/15/2030	3,006	2,664
4.306% due 10/16/2028	50	49
5.766% due 01/13/2033	47	49
Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	1,942	1,936
Sun Communities Operating LP 2.300% due 11/01/2028	56	49
SVB Financial Group 1.800% due 02/02/2031 ^(b)	1	1
Synchrony Financial
2.875% due 10/28/2031	2,528	2,019
5.150% due 03/19/2029	122	117
Teachers Insurance & Annuity Association of America 6.850% due 12/16/2039	1	1
Toronto-Dominion Bank
3.200% due 03/10/2032	3,016	2,655
4.108% due 06/08/2027	49	48
6.013% (SOFRRATE + 0.650%) due 03/19/2027 ~	100	100
Travelers Cos., Inc. 3.050% due 06/08/2051	125	87
Truist Financial Corp.
1.125% due 08/03/2027	15	13
4.260% due 07/28/2026 •	403	397
4.873% due 01/26/2029 •	483	475
5.122% due 01/26/2034 •	120	116
5.867% due 06/08/2034 •	278	282
7.161% due 10/30/2029 •	1,742	1,858
U.S. Bancorp
1.375% due 07/22/2030	70	56
3.900% due 04/26/2028	468	451
4.548% due 07/22/2028 •	864	847
4.653% due 02/01/2029 •	318	312
5.727% due 10/21/2026 •	592	595
5.775% due 06/12/2029 •	298	303
5.836% due 06/12/2034 •	120	122
UBS AG 1.250% due 06/01/2026	572	527
UBS Group AG
1.305% due 02/02/2027 •	1,047	969
2.193% due 06/05/2026 •	2,663	2,554
3.126% due 08/13/2030 •	1,131	1,007
4.125% due 09/24/2025	1,847	1,810
4.194% due 04/01/2031 •	3,007	2,794
4.751% due 05/12/2028 •	1,317	1,291
6.373% due 07/15/2026 •	677	682
6.442% due 08/11/2028 •	337	347
6.537% due 08/12/2033 •	828	874
UDR, Inc.
2.100% due 08/01/2032	1,837	1,442
3.000% due 08/15/2031	100	87
UniCredit SpA
1.982% due 06/03/2027 •	932	860
2.569% due 09/22/2026 •	1,288	1,227
3.127% due 06/03/2032 •	145	123
USAA Capital Corp. 2.125% due 05/01/2030	57	48
VICI Properties LP
4.625% due 12/01/2029	4,054	3,836
5.125% due 05/15/2032	51	49
5.625% due 05/15/2052	1,229	1,140
Visa, Inc.
1.900% due 04/15/2027	243	225
2.700% due 04/15/2040	164	123
Wells Fargo & Co.
3.068% due 04/30/2041 •	182	136
3.350% due 03/02/2033 •	90	78
3.526% due 03/24/2028 •	1,505	1,433
3.908% due 04/25/2026 •	1,767	1,735
4.150% due 01/24/2029	797	768
4.478% due 04/04/2031 •	150	144
4.611% due 04/25/2053 •	902	798
4.808% due 07/25/2028 •	1,748	1,723
4.897% due 07/25/2033 •	6,035	5,818
5.013% due 04/04/2051 •	800	752
5.389% due 04/24/2034 •	120	119
6.303% due 10/23/2029 •	70	73
Welltower OP LLC 4.250% due 04/15/2028	1,079	1,047
Westpac Banking Corp.
2.150% due 06/03/2031	110	92
2.700% due 08/19/2026	180	171

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

2.894% due 02/04/2030 •(g)	10	10
2.963% due 11/16/2040 (g)	158	112
3.020% due 11/18/2036 •(g)	60	49
5.405% due 08/10/2033 •(g)	51	51
Weyerhaeuser Co.
6.875% due 12/15/2033	355	392
7.375% due 03/15/2032	1,979	2,250
Willis North America, Inc. 4.650% due 06/15/2027	1,923	1,894

		428,778

INDUSTRIALS 43.8%
7-Eleven, Inc. 0.950% due 02/10/2026	1,764	1,631
AbbVie, Inc.
2.950% due 11/21/2026	1,587	1,512
3.200% due 05/14/2026	25	24
3.800% due 03/15/2025	210	207
4.050% due 11/21/2039	1,792	1,597
4.400% due 11/06/2042	52	47
4.450% due 05/14/2046	130	117
4.550% due 03/15/2035	945	914
4.700% due 05/14/2045	3,308	3,096
4.850% due 06/15/2044	27	26
Aetna, Inc. 3.875% due 08/15/2047	1,271	971
Agilent Technologies, Inc. 2.300% due 03/12/2031	10	8
Aker BP ASA
2.000% due 07/15/2026	1,724	1,594
3.100% due 07/15/2031	80	68
Alcon Finance Corp. 2.600% due 05/27/2030	2,197	1,898
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	2,100	2,089
Alibaba Group Holding Ltd.
3.400% due 12/06/2027	900	851
3.600% due 11/28/2024	934	922
4.400% due 12/06/2057	426	351
Allegion PLC 3.500% due 10/01/2029	54	50
Amazon.com, Inc.
2.100% due 05/12/2031	4,336	3,679
2.700% due 06/03/2060	1,586	984
3.100% due 05/12/2051	140	101
3.250% due 05/12/2061	143	101
3.875% due 08/22/2037	1,752	1,582
4.100% due 04/13/2062	246	208
Amcor Flexibles North America, Inc. 2.690% due 05/25/2031	40	34
America Movil SAB de CV 3.625% due 04/22/2029	882	824
Amgen, Inc.
3.000% due 02/22/2029	100	92
3.150% due 02/21/2040	4,481	3,445
3.200% due 11/02/2027	341	322
4.200% due 02/22/2052	100	82
4.400% due 05/01/2045	2,110	1,835
4.400% due 02/22/2062	172	142
4.663% due 06/15/2051	911	807
4.950% due 10/01/2041	659	626
5.150% due 03/02/2028	900	906
5.250% due 03/02/2025	420	419
5.750% due 03/02/2063	68	69
Amphenol Corp. 2.800% due 02/15/2030	160	143
Anglo American Capital 3.875% due 03/16/2029	376	352
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	847	741
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	1,095	1,059
4.900% due 02/01/2046	4,281	4,071
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	1,068	1,004
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028	49	48
5.450% due 01/23/2039	619	639
5.800% due 01/23/2059	140	151
Apache Corp. 5.100% due 09/01/2040	77	66
Apple, Inc.
1.200% due 02/08/2028	10	9

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

1.650% due 05/11/2030	1,698	1,436
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	86
2.800% due 02/08/2061	73	47
2.850% due 08/05/2061	172	111
3.350% due 08/08/2032 (a) (f)	893	820
3.850% due 08/04/2046	1,636	1,385
3.950% due 08/08/2052	1,005	848
4.650% due 02/23/2046	1,168	1,124
Aptiv PLC 2.396% due 02/18/2025	128	124
Arrow Electronics, Inc. 3.875% due 01/12/2028	248	235
Ashtead Capital, Inc.
4.250% due 11/01/2029	102	95
5.500% due 08/11/2032	1,317	1,288
Astrazeneca Finance LLC
1.750% due 05/28/2028	55	49
2.250% due 05/28/2031	10	8
AstraZeneca PLC
0.700% due 04/08/2026	81	75
1.375% due 08/06/2030	1,091	891
4.000% due 01/17/2029	699	678
6.450% due 09/15/2037	2,339	2,646
Autodesk, Inc. 2.850% due 01/15/2030	55	49
AutoNation, Inc. 3.800% due 11/15/2027	130	123
Bacardi Ltd.
2.750% due 07/15/2026	100	94
4.450% due 05/15/2025	10	10
4.700% due 05/15/2028	130	127
5.300% due 05/15/2048	40	38
BAE Systems Holdings, Inc. 3.850% due 12/15/2025	397	388
BAE Systems PLC
1.900% due 02/15/2031	1,383	1,126
3.400% due 04/15/2030	867	791
Baidu, Inc.
1.720% due 04/09/2026	53	49
4.125% due 06/30/2025	46	45
Barrick North America Finance LLC 5.700% due 05/30/2041	248	254
BAT Capital Corp.
3.222% due 08/15/2024	255	253
4.540% due 08/15/2047	850	657
Bayer U.S. Finance LLC
4.250% due 12/15/2025	2,032	1,982
4.375% due 12/15/2028	2,412	2,271
4.875% due 06/25/2048	1,423	1,145
Becton Dickinson & Co.
1.957% due 02/11/2031	60	49
2.823% due 05/20/2030	3,240	2,861
4.298% due 08/22/2032	49	47
4.669% due 06/06/2047	258	231
Berry Global, Inc. 4.875% due 07/15/2026	2,134	2,093
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	47
3.300% due 04/06/2027	50	48
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	1,030	995
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,215	1,966
Boeing Co.
2.196% due 02/04/2026	2,974	2,786
2.750% due 02/01/2026	10	9
3.100% due 05/01/2026	10	9
3.600% due 05/01/2034	90	75
3.625% due 02/01/2031	1,806	1,591
3.950% due 08/01/2059	3,125	2,142
5.705% due 05/01/2040	1,310	1,255
Boston Scientific Corp.
1.900% due 06/01/2025	10	10
4.550% due 03/01/2039	2,033	1,904
6.500% due 11/15/2035	93	104
BP Capital Markets America, Inc.
2.772% due 11/10/2050	249	161
3.060% due 06/17/2041	1,180	897
3.119% due 05/04/2026	248	239
3.937% due 09/21/2028	300	291
Braskem Netherlands Finance BV 4.500% due 01/10/2028	90	81

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	130	100
3.900% due 02/20/2028	2,256	2,192
4.250% due 10/26/2049	130	111
4.350% due 11/15/2047	3,737	3,231
4.550% due 02/20/2048	8	7
5.875% due 11/15/2036	138	146
Broadcom, Inc.
1.950% due 02/15/2028	1,017	907
2.600% due 02/15/2033	1,004	816
3.137% due 11/15/2035	978	791
3.187% due 11/15/2036	1,624	1,293
3.419% due 04/15/2033	867	752
3.469% due 04/15/2034	1,168	1,001
4.000% due 04/15/2029	830	791
4.150% due 04/15/2032	460	427
4.926% due 05/15/2037	2,040	1,937
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	1,492	1,322
Cameron LNG LLC 3.701% due 01/15/2039	1,870	1,558
Campbell Soup Co.
2.375% due 04/24/2030	120	103
5.300% due 03/20/2026	2,000	2,002
Canadian Natural Resources Ltd.
3.900% due 02/01/2025	1,081	1,066
6.450% due 06/30/2033	45	48
Canadian Pacific Railway Co.
2.050% due 03/05/2030	995	847
3.500% due 05/01/2050	2,071	1,552
Carlisle Cos., Inc. 2.750% due 03/01/2030	125	110
Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.700% due 02/15/2031	10	9
2.722% due 02/15/2030	2,619	2,317
3.377% due 04/05/2040	130	102
3.577% due 04/05/2050	441	329
Caterpillar, Inc. 5.300% due 09/15/2035	30	32
CDW LLC
2.670% due 12/01/2026	639	594
3.250% due 02/15/2029	125	113
3.276% due 12/01/2028	50	46
4.125% due 05/01/2025	96	94
Cenovus Energy, Inc. 6.750% due 11/15/2039	112	124
Centene Corp.
2.500% due 03/01/2031	80	66
2.625% due 08/01/2031	130	107
3.000% due 10/15/2030	176	151
4.250% due 12/15/2027	51	49
4.625% due 12/15/2029	2,457	2,334
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	149	123
CF Industries, Inc. 5.150% due 03/15/2034	130	128
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	50	49
Charter Communications Operating LLC
2.250% due 01/15/2029	227	193
2.300% due 02/01/2032	1,402	1,082
3.750% due 02/15/2028	744	690
3.850% due 04/01/2061	1,584	941
3.950% due 06/30/2062	1,251	756
4.200% due 03/15/2028	190	179
4.800% due 03/01/2050	2,581	1,912
5.375% due 04/01/2038	80	70
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	129	120
Cheniere Energy Partners LP
3.250% due 01/31/2032	4,057	3,459
4.000% due 03/01/2031	1,316	1,197
4.500% due 10/01/2029	160	152
Choice Hotels International, Inc. 3.700% due 01/15/2031	50	44
Cigna Group
3.400% due 03/01/2027	3,523	3,377
4.500% due 02/25/2026	7	7
4.800% due 08/15/2038	100	94
Clorox Co. 3.100% due 10/01/2027	782	740
Coca-Cola Co.
1.375% due 03/15/2031	56	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

2.125% due 09/06/2029	139	123
2.500% due 06/01/2040	506	368
3.450% due 03/25/2030	254	239
Comcast Corp.
2.887% due 11/01/2051	1,800	1,169
2.937% due 11/01/2056	150	95
2.987% due 11/01/2063	2,390	1,469
3.200% due 07/15/2036	666	548
3.250% due 11/01/2039	230	180
3.400% due 07/15/2046	119	89
3.950% due 10/15/2025	121	119
3.969% due 11/01/2047	210	169
5.350% due 11/15/2027	1,879	1,915
5.500% due 11/15/2032	1,239	1,284
ConocoPhillips Co.
3.800% due 03/15/2052	1,318	1,030
4.300% due 11/15/2044	125	110
Constellation Brands, Inc.
2.875% due 05/01/2030	1,074	951
3.150% due 08/01/2029	1,715	1,563
4.100% due 02/15/2048	179	147
5.250% due 11/15/2048	2,340	2,249
Continental Resources, Inc.
2.268% due 11/15/2026	985	907
4.375% due 01/15/2028	100	97
5.750% due 01/15/2031	1,909	1,899
Corning, Inc. 5.450% due 11/15/2079	876	830
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	186
4.500% due 09/16/2025	12	12
5.950% due 01/08/2034	968	969
Cox Communications, Inc. 1.800% due 10/01/2030	3,193	2,563
CRH America Finance, Inc. 3.400% due 05/09/2027	560	535
CSL Finanace PLC Co. 4.050% due 04/27/2029	50	48
CSX Corp.
2.400% due 02/15/2030	300	263
4.100% due 03/15/2044	802	684
6.220% due 04/30/2040	1,729	1,888
CVS Health Corp.
1.750% due 08/21/2030	10	8
3.000% due 08/15/2026	20	19
3.250% due 08/15/2029	1,338	1,228
3.375% due 08/12/2024	1,000	992
3.625% due 04/01/2027	551	530
3.750% due 04/01/2030	907	846
4.125% due 04/01/2040	164	138
5.050% due 03/25/2048	2,584	2,348
5.125% due 07/20/2045	1,751	1,615
Darden Restaurants, Inc. 6.300% due 10/10/2033	1,534	1,601
DCP Midstream Operating LP
5.125% due 05/15/2029	792	790
5.375% due 07/15/2025	31	31
Dell International LLC 8.100% due 07/15/2036	491	594
Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	2,863	2,902
Devon Energy Corp.
4.500% due 01/15/2030	265	256
5.000% due 06/15/2045	90	80
Diageo Capital PLC
5.300% due 10/24/2027	628	637
5.500% due 01/24/2033	45	47
Diamondback Energy, Inc. 6.250% due 03/15/2033	91	97
Discovery Communications LLC
4.000% due 09/15/2055	718	492
4.650% due 05/15/2050	169	132
DT Midstream, Inc. 4.300% due 04/15/2032	142	129
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	341	336
eBay, Inc.
2.700% due 03/11/2030	814	721
5.900% due 11/22/2025	517	521
6.300% due 11/22/2032	1,199	1,286
Electronic Arts, Inc. 1.850% due 02/15/2031	942	772

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Elevance Health, Inc.
2.250% due 05/15/2030	1,967	1,683
2.550% due 03/15/2031	50	43
3.700% due 09/15/2049	10	8
4.100% due 05/15/2032	51	48
4.550% due 03/01/2048	1,499	1,319
4.850% due 08/15/2054	864	748
5.350% due 10/15/2025	171	171
5.950% due 12/15/2034	22	23
Eli Lilly & Co.
2.750% due 06/01/2025	597	582
4.150% due 03/15/2059	925	792
5.950% due 11/15/2037	350	384
Empresa Nacional de Telecomunicaciones SA 4.750% due 08/01/2026	889	871
Enbridge, Inc.
2.500% due 01/15/2025	1,876	1,832
2.500% due 08/01/2033	3,187	2,570
3.125% due 11/15/2029	40	37
Energy Transfer LP
4.050% due 03/15/2025	152	150
4.200% due 04/15/2027	262	255
4.950% due 05/15/2028	1,707	1,693
5.250% due 04/15/2029	120	120
5.300% due 04/15/2047	851	775
5.500% due 06/01/2027	356	358
6.250% due 04/15/2049	1,399	1,437
6.550% due 12/01/2033	120	129
7.375% due 02/01/2031	120	126
Entergy Louisiana LLC 4.200% due 09/01/2048	3,662	2,983
Enterprise Products Operating LLC
3.200% due 02/15/2052	1,205	845
4.200% due 01/31/2050	2,955	2,501
4.250% due 02/15/2048	100	86
4.850% due 08/15/2042	130	122
EQT Corp.
3.900% due 10/01/2027	50	48
5.000% due 01/15/2029	1,820	1,785
5.700% due 04/01/2028	783	791
Equifax, Inc.
5.100% due 12/15/2027	1,365	1,364
7.000% due 07/01/2037	385	429
Equinor ASA
2.375% due 05/22/2030	3,091	2,709
3.625% due 04/06/2040	15	13
3.700% due 04/06/2050	759	603
7.150% due 11/15/2025	26	27
ERAC USA Finance LLC
3.300% due 12/01/2026	152	145
7.000% due 10/15/2037	308	352
Essential Utilities, Inc.
2.704% due 04/15/2030	56	48
3.566% due 05/01/2029	248	232
Estee Lauder Cos., Inc. 4.375% due 05/15/2028	1,644	1,620
Expedia Group, Inc. 6.250% due 05/01/2025	10	10
FedEx Corp.
3.250% due 04/01/2026	790	764
4.250% due 05/15/2030	50	48
Fidelity National Information Services, Inc. 1.150% due 03/01/2026	134	124
Fiserv, Inc.
2.250% due 06/01/2027	10	9
2.650% due 06/01/2030	705	614
3.200% due 07/01/2026	1,003	962
3.500% due 07/01/2029	659	614
Fortune Brands Innovations, Inc.
4.000% due 03/25/2032	168	154
4.500% due 03/25/2052	100	82
Fox Corp.
4.709% due 01/25/2029	49	48
5.476% due 01/25/2039	100	95
5.576% due 01/25/2049	1,556	1,450
Freeport Indonesia PT 4.763% due 04/14/2027	248	243
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,425	2,322
4.625% due 08/01/2030	101	97
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	50	39
Gartner, Inc. 4.500% due 07/01/2028	120	114

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

GE Capital Funding LLC 3.450% due 05/15/2025	217	212
General Mills, Inc. 2.875% due 04/15/2030	1,582	1,409
General Motors Co.
5.400% due 04/01/2048	1,581	1,452
6.600% due 04/01/2036	10	11
6.750% due 04/01/2046	46	50
6.800% due 10/01/2027 (i)	1,075	1,126
Genuine Parts Co. 6.500% due 11/01/2028	594	628
Gilead Sciences, Inc.
2.800% due 10/01/2050	181	118
3.650% due 03/01/2026	180	175
Glencore Funding LLC
1.625% due 09/01/2025	10	9
2.850% due 04/27/2031	440	376
3.875% due 10/27/2027	100	96
3.875% due 04/27/2051	10	7
5.400% due 05/08/2028	2,608	2,625
6.425% (SOFRINDX + 1.060%) due 04/04/2027 ~(a)	3,300	3,302
Global Payments, Inc.
2.900% due 05/15/2030	2,472	2,148
3.200% due 08/15/2029	170	153
4.150% due 08/15/2049	172	134
4.950% due 08/15/2027	933	926
5.300% due 08/15/2029	674	671
5.950% due 08/15/2052	100	100
Graphic Packaging International LLC 1.512% due 04/15/2026	230	213
Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,769	2,651
4.000% due 03/24/2052	210	170
Halliburton Co. 7.450% due 09/15/2039	170	206
Harley-Davidson Financial Services, Inc. 6.500% due 03/10/2028	924	949
Hasbro, Inc.
3.550% due 11/19/2026	10	10
3.900% due 11/19/2029	1,400	1,300
HCA, Inc.
3.125% due 03/15/2027	163	154
3.500% due 09/01/2030	88	80
3.500% due 07/15/2051	200	138
3.625% due 03/15/2032	1,060	939
4.125% due 06/15/2029	1,197	1,134
4.375% due 03/15/2042	2,172	1,824
5.250% due 06/15/2049	2,687	2,454
5.875% due 02/01/2029	60	61
Hess Corp. 5.800% due 04/01/2047	1,546	1,591
Home Depot, Inc.
3.125% due 12/15/2049	2,673	1,873
4.250% due 04/01/2046	7	6
4.500% due 12/06/2048	70	62
4.950% due 09/15/2052	1,304	1,252
Howmet Aerospace, Inc. 6.750% due 01/15/2028	130	136
Humana, Inc.
3.700% due 03/23/2029	1,959	1,844
5.750% due 03/01/2028	514	525
5.875% due 03/01/2033	1,194	1,233
8.150% due 06/15/2038	339	413
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	1,375	1,201
Hyatt Hotels Corp.
1.800% due 10/01/2024	100	98
5.375% due 04/23/2025	108	108
5.750% due 01/30/2027	2,226	2,261
Hyundai Capital America
1.000% due 09/17/2024	830	812
1.500% due 06/15/2026	829	763
1.650% due 09/17/2026	1,232	1,127
1.800% due 10/15/2025	133	126
2.000% due 06/15/2028	844	741
2.100% due 09/15/2028	247	217
5.600% due 03/30/2028	258	261
Illumina, Inc. 2.550% due 03/23/2031	1,135	939
Imperial Brands Finance PLC
3.500% due 07/26/2026	1,043	996
6.125% due 07/27/2027	391	399
Infor, Inc. 1.750% due 07/15/2025	15	14

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Intel Corp.
3.100% due 02/15/2060	1,555	989
4.600% due 03/25/2040	190	179
4.875% due 02/10/2028	886	889
International Business Machines Corp.
4.400% due 07/27/2032	622	598
4.900% due 07/27/2052	1,242	1,163
5.600% due 11/30/2039	29	30
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	874	847
IQVIA, Inc. 5.700% due 05/15/2028	480	487
J M Smucker Co. 2.375% due 03/15/2030	130	113
JDE Peet's NV
0.800% due 09/24/2024	1,142	1,114
2.250% due 09/24/2031	165	131
KazMunayGas National Co. JSC 5.750% due 04/19/2047	496	432
Kenvue, Inc. 5.050% due 03/22/2028	1,793	1,813
Keurig Dr Pepper, Inc.
4.050% due 04/15/2032	1,959	1,827
4.417% due 05/25/2025	34	34
4.500% due 04/15/2052	1,243	1,067
Kinder Morgan, Inc.
5.000% due 02/01/2029	1,088	1,084
5.300% due 12/01/2034	125	123
5.450% due 08/01/2052	1,129	1,067
5.550% due 06/01/2045	1,964	1,876
Kraft Heinz Foods Co.
4.875% due 10/01/2049	52	47
5.200% due 07/15/2045	150	142
6.875% due 01/26/2039	1,595	1,803
7.125% due 08/01/2039	686	788
L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,214	2,141
4.400% due 06/15/2028	15	15
Lafarge SA 7.125% due 07/15/2036	135	150
Leidos, Inc.
2.300% due 02/15/2031	1,226	1,014
4.375% due 05/15/2030	905	858
Lennar Corp. 5.250% due 06/01/2026	48	48
LKQ Corp. 5.750% due 06/15/2028	376	383
Lockheed Martin Corp.
3.900% due 06/15/2032	227	213
5.900% due 11/15/2063	130	143
Lowe's Cos., Inc. 2.500% due 04/15/2026	340	323
LYB International Finance LLC 1.250% due 10/01/2025	114	107
Marathon Oil Corp.
4.400% due 07/15/2027	115	112
5.300% due 04/01/2029	1,700	1,697
Marathon Petroleum Corp. 3.800% due 04/01/2028	2,085	2,002
Marriott International, Inc.
2.750% due 10/15/2033	160	130
2.850% due 04/15/2031	230	198
4.625% due 06/15/2030	2,536	2,468
Marvell Technology, Inc.
2.450% due 04/15/2028	56	51
4.875% due 06/22/2028	130	128
5.950% due 09/15/2033	298	309
Masco Corp. 1.500% due 02/15/2028	57	50
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	132
Mattel, Inc. 3.375% due 04/01/2026	1,555	1,488
McCormick & Co., Inc. 0.900% due 02/15/2026	1,285	1,188
McDonald's Corp.
3.500% due 07/01/2027	1,800	1,726
4.875% due 12/09/2045	1,956	1,827
5.700% due 02/01/2039	50	52
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	156	153
Medtronic Global Holdings SCA 4.250% due 03/30/2028	2,104	2,068

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	675	630
4.950% due 03/30/2025	1,624	1,618
Merck & Co., Inc.
1.700% due 06/10/2027	1,754	1,599
2.900% due 12/10/2061	3,856	2,425
3.400% due 03/07/2029	1,347	1,276
5.150% due 05/17/2063	248	246
Meta Platforms, Inc.
3.850% due 08/15/2032	1,060	994
4.450% due 08/15/2052	1,490	1,326
4.650% due 08/15/2062	1,910	1,717
Micron Technology, Inc.
4.185% due 02/15/2027	1,136	1,107
5.327% due 02/06/2029	100	101
Microsoft Corp.
1.350% due 09/15/2030	10	8
2.525% due 06/01/2050	3,995	2,628
2.675% due 06/01/2060	993	640
2.921% due 03/17/2052	60	42
Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	925	841
2.250% due 09/19/2024	26	26
4.250% due 09/15/2025	48	47
Mondelez International, Inc. 6.500% due 11/01/2031	977	1,068
Moody's Corp. 3.100% due 11/29/2061	1,499	978
Motorola Solutions, Inc.
2.300% due 11/15/2030	681	572
2.750% due 05/24/2031	146	124
5.500% due 09/01/2044	897	885
MPLX LP
1.750% due 03/01/2026	52	49
4.125% due 03/01/2027	1,509	1,471
4.700% due 04/15/2048	40	34
4.950% due 03/14/2052	1,037	912
5.200% due 03/01/2047	926	848
5.500% due 02/15/2049	122	116
MSCI, Inc. 3.875% due 02/15/2031	55	49
National Fuel Gas Co.
5.500% due 01/15/2026	226	226
5.500% due 10/01/2026	200	200
Nestle Capital Corp. 4.750% due 03/12/2031	3,000	2,993
Nestle Holdings, Inc. 5.000% due 03/14/2028	1,012	1,026
Netflix, Inc.
3.625% due 06/15/2025	1,019	998
4.375% due 11/15/2026	28	28
4.875% due 04/15/2028	1,841	1,839
5.375% due 11/15/2029	1,058	1,080
5.875% due 02/15/2025	50	50
6.375% due 05/15/2029	45	48
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	128	123
Norfolk Southern Corp.
4.100% due 05/15/2121	67	49
4.150% due 02/28/2048	113	94
5.590% due 05/17/2025	790	793
5.950% due 03/15/2064	892	953
Northrop Grumman Corp.
3.850% due 04/15/2045	200	161
4.750% due 06/01/2043	100	92
4.950% due 03/15/2053	120	113
Novartis Capital Corp. 2.000% due 02/14/2027	50	47
NTT Finance Corp. 1.162% due 04/03/2026	120	111
NXP BV
2.500% due 05/11/2031	2,517	2,108
3.150% due 05/01/2027	132	125
4.300% due 06/18/2029	132	127
4.400% due 06/01/2027	100	98
5.000% due 01/15/2033	100	98
Occidental Petroleum Corp.
6.125% due 01/01/2031 (i)	130	135
6.450% due 09/15/2036	2,008	2,142
6.625% due 09/01/2030	130	138
OCI NV 6.700% due 03/16/2033	1,626	1,622
Open Text Corp. 6.900% due 12/01/2027	702	726

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Oracle Corp.
1.650% due 03/25/2026	537	502
2.300% due 03/25/2028	1,828	1,651
3.950% due 03/25/2051	3,617	2,758
4.125% due 05/15/2045	1,837	1,484
4.900% due 02/06/2033	786	770
5.375% due 07/15/2040	60	58
5.800% due 11/10/2025	70	71
Otis Worldwide Corp.
2.056% due 04/05/2025	35	34
2.565% due 02/15/2030	10	9
Ovintiv, Inc. 5.650% due 05/15/2028	582	592
Owens Corning 3.400% due 08/15/2026	100	96
Paramount Global
3.700% due 06/01/2028	100	89
4.900% due 08/15/2044	175	125
4.950% due 05/19/2050	65	46
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	498	465
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	1,559	1,484
5.875% due 11/15/2027	258	262
PepsiCo, Inc.
2.850% due 02/24/2026	126	122
3.500% due 03/19/2040	56	47
4.600% due 07/17/2045	716	655
Pertamina Persero PT
1.400% due 02/09/2026	330	306
6.000% due 05/03/2042	1,176	1,192
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030	484	480
Philip Morris International, Inc.
1.750% due 11/01/2030	192	157
2.750% due 02/25/2026	158	152
3.375% due 08/11/2025	155	151
3.875% due 08/21/2042	475	381
5.000% due 11/17/2025	339	338
5.625% due 11/17/2029	339	349
5.750% due 11/17/2032	339	350
6.375% due 05/16/2038	463	507
Phillips 66 Co. 2.450% due 12/15/2024	1,496	1,463
Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	126
5.100% due 03/29/2026	1,636	1,634
PRA Health Sciences, Inc. 2.875% due 07/15/2026	416	388
Prosus NV
3.680% due 01/21/2030	1,214	1,066
4.027% due 08/03/2050	116	74
4.193% due 01/19/2032	180	157
4.987% due 01/19/2052	494	364
Qorvo, Inc.
1.750% due 12/15/2024	52	51
4.375% due 10/15/2029	457	429
QUALCOMM, Inc. 6.000% due 05/20/2053	752	842
Quanta Services, Inc.
2.350% due 01/15/2032	1,411	1,147
2.900% due 10/01/2030	56	49
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	234	237
Reliance Industries Ltd.
3.625% due 01/12/2052	1,527	1,104
4.125% due 01/28/2025	199	196
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	178	168
RELX Capital, Inc.
3.000% due 05/22/2030	353	317
4.000% due 03/18/2029	1,453	1,395
Renesas Electronics Corp.
1.543% due 11/26/2024	472	458
2.170% due 11/25/2026	1,121	1,026
Republic Services, Inc. 3.375% due 11/15/2027	917	872
Reynolds American, Inc. 4.450% due 06/12/2025	808	797
Rio Tinto Finance USA PLC 5.000% due 03/09/2033	1,598	1,608
Roche Holdings, Inc.
4.790% due 03/08/2029	1,000	1,003
5.338% due 11/13/2028	594	609

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Rogers Communications, Inc.
3.200% due 03/15/2027	778	739
5.000% due 03/15/2044	50	46
Royalty Pharma PLC
1.200% due 09/02/2025	26	24
3.300% due 09/02/2040	132	98
3.350% due 09/02/2051	184	121
3.550% due 09/02/2050	1,707	1,177
RTX Corp.
1.900% due 09/01/2031	59	48
4.050% due 05/04/2047	663	541
4.125% due 11/16/2028	50	48
4.150% due 05/15/2045	120	100
4.350% due 04/15/2047	145	124
4.500% due 06/01/2042	1,048	936
4.800% due 12/15/2043	1,751	1,597
5.375% due 02/27/2053	1,372	1,354
5.750% due 11/08/2026	594	603
S&P Global, Inc. 4.250% due 05/01/2029	1,458	1,421
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	644	624
4.500% due 05/15/2030	122	117
5.900% due 09/15/2037	46	48
Santos Finance Ltd. 3.649% due 04/29/2031	972	848
Saudi Arabian Oil Co.
3.500% due 04/16/2029	8	7
3.500% due 11/24/2070	3,395	2,220
Seagate HDD Cayman 4.091% due 06/01/2029	718	663
Sealed Air Corp. 1.573% due 10/15/2026	1,306	1,180
Sherwin-Williams Co.
4.250% due 08/08/2025	1,018	1,004
4.550% due 08/01/2045	53	46
Silgan Holdings, Inc. 1.400% due 04/01/2026	382	350
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032	301	281
SK Hynix, Inc.
1.500% due 01/19/2026	54	50
6.375% due 01/17/2028	396	408
Sky Ltd. 3.750% due 09/16/2024	184	182
Skyworks Solutions, Inc. 1.800% due 06/01/2026	604	560
Smith & Nephew PLC 2.032% due 10/14/2030	105	87
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030 (a)	800	799
South32 Treasury Ltd. 4.350% due 04/14/2032	1,115	1,007
Southern Co.
3.700% due 04/30/2030	3,118	2,893
3.750% due 09/15/2051 •	210	197
4.400% due 07/01/2046	1,033	891
Southern Copper Corp. 3.875% due 04/23/2025	149	146
Southwest Airlines Co. 5.125% due 06/15/2027	118	118
Stanley Black & Decker, Inc.
4.000% due 03/15/2060 •	131	116
6.000% due 03/06/2028	924	953
Starbucks Corp.
2.000% due 03/12/2027	129	119
2.550% due 11/15/2030	10	9
3.000% due 02/14/2032 (a)(f)	3,230	2,827
Steel Dynamics, Inc.
2.800% due 12/15/2024	115	113
3.250% due 01/15/2031	50	45
Stryker Corp.
1.150% due 06/15/2025	271	258
3.500% due 03/15/2026	1,530	1,484
4.625% due 03/15/2046	968	886
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	50	48
Sysco Corp.
2.400% due 02/15/2030	120	104
5.950% due 04/01/2030	45	47
6.000% due 01/17/2034	792	843
T-Mobile USA, Inc.
1.500% due 02/15/2026	624	583
2.250% due 11/15/2031	35	29

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

2.400% due 03/15/2029	165	146
2.625% due 04/15/2026	51	48
2.700% due 03/15/2032	1,379	1,160
3.000% due 02/15/2041	997	735
3.400% due 10/15/2052	1,150	816
3.500% due 04/15/2025	110	108
3.600% due 11/15/2060	2,257	1,584
3.750% due 04/15/2027	2,247	2,165
3.875% due 04/15/2030	51	48
4.375% due 04/15/2040	1,166	1,039
5.650% due 01/15/2053	170	174
5.750% due 01/15/2034	1,317	1,372
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027	1,064	1,021
Takeda Pharmaceutical Co. Ltd. 3.375% due 07/09/2060	1,263	854
Tapestry, Inc.
7.000% due 11/27/2026	1,108	1,142
7.350% due 11/27/2028	200	211
Targa Resources Corp.
5.200% due 07/01/2027	1,836	1,834
6.250% due 07/01/2052	100	104
TC PipeLines LP 4.375% due 03/13/2025	351	347
TCI Communications, Inc. 7.875% due 02/15/2026	1,723	1,808
TD SYNNEX Corp. 1.750% due 08/09/2026	842	770
Teck Resources Ltd. 6.000% due 08/15/2040	423	425
Telefonica Emisiones SA
4.103% due 03/08/2027	428	416
4.665% due 03/06/2038	1,790	1,629
Tencent Holdings Ltd.
3.290% due 06/03/2060	767	498
3.925% due 01/19/2038	59	51
3.940% due 04/22/2061	1,754	1,305
3.975% due 04/11/2029	592	563
4.525% due 04/11/2049	212	183
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	1,296	1,484
Textron, Inc. 3.900% due 09/17/2029	52	49
Thermo Fisher Scientific, Inc. 1.215% due 10/18/2024	500	489
Tosco Corp. 8.125% due 02/15/2030	176	204
Toyota Industries Corp. 3.566% due 03/16/2028	488	464
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	9
4.250% due 05/15/2028	50	48
4.625% due 03/01/2034	430	406
7.625% due 01/15/2039	1,513	1,795
TSMC Arizona Corp. 2.500% due 10/25/2031	57	49
TSMC Global Ltd. 0.750% due 09/28/2025	466	436
TWDC Enterprises 18 Corp. 7.000% due 03/01/2032	128	147
Tyson Foods, Inc.
4.000% due 03/01/2026	300	293
4.875% due 08/15/2034	1,475	1,417
Union Pacific Corp.
2.800% due 02/14/2032	1,140	990
3.375% due 02/01/2035	120	104
4.500% due 01/20/2033	49	48
United Airlines Pass-Through Trust 5.800% due 07/15/2037	1,742	1,778
United Rentals North America, Inc.
3.875% due 11/15/2027	341	323
6.000% due 12/15/2029	47	47
UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	73
2.000% due 05/15/2030	34	29
2.900% due 05/15/2050	146	99
3.050% due 05/15/2041	899	681
3.125% due 05/15/2060	50	33
3.375% due 04/15/2027	156	150
3.700% due 08/15/2049	1,079	847
4.250% due 01/15/2029	1,634	1,602
4.750% due 07/15/2045	1,404	1,317
5.050% due 04/15/2053	868	844
5.350% due 02/15/2033	46	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.625% due 11/15/2037	41	47
6.875% due 02/15/2038	585	687
Vale Overseas Ltd.
3.750% due 07/08/2030	1,183	1,065
6.875% due 11/21/2036	1,399	1,496
Valero Energy Corp. 4.350% due 06/01/2028	1,824	1,783
VeriSign, Inc. 5.250% due 04/01/2025	344	343
Verisk Analytics, Inc. 4.125% due 03/15/2029	1,243	1,196
VF Corp. 6.000% due 10/15/2033	35	34
Viatris, Inc. 1.650% due 06/22/2025	255	243
VMware, Inc.
1.000% due 08/15/2024	51	50
1.400% due 08/15/2026	788	720
1.800% due 08/15/2028	35	31
2.200% due 08/15/2031	80	65
4.500% due 05/15/2025	10	10
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,085	1,014
6.200% due 11/16/2028	2,059	2,141
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	743	709
4.100% due 04/15/2050	100	73
4.800% due 11/18/2044	220	185
Walmart, Inc. 4.500% due 04/15/2053	1,434	1,327
Walt Disney Co.
2.750% due 09/01/2049	874	581
3.500% due 05/13/2040	116	95
4.950% due 10/15/2045	985	939
6.400% due 12/15/2035	77	86
7.750% due 12/01/2045	901	1,178
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	334	287
5.141% due 03/15/2052	272	226
5.391% due 03/15/2062	2,040	1,695
Waste Connections, Inc.
2.600% due 02/01/2030	1,684	1,489
2.950% due 01/15/2052	371	249
Weir Group PLC 2.200% due 05/13/2026	917	851
Western Digital Corp. 2.850% due 02/01/2029	100	87
Western Midstream Operating LP 6.150% due 04/01/2033	1,781	1,828
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	2,155	2,121
Westlake Corp. 0.875% due 08/15/2024	51	50
Williams Cos., Inc.
3.750% due 06/15/2027	50	48
4.650% due 08/15/2032	2,485	2,396
5.300% due 08/15/2052	100	96
5.400% due 03/04/2044	1,715	1,624
Woodside Finance Ltd.
3.650% due 03/05/2025	1,177	1,155
3.700% due 09/15/2026	1,342	1,285
Workday, Inc.
3.700% due 04/01/2029	700	660
3.800% due 04/01/2032	449	409
WRKCo, Inc. 3.900% due 06/01/2028	120	115
Wyeth LLC 5.950% due 04/01/2037	979	1,058
XPO, Inc. 6.250% due 06/01/2028	678	685
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/2030	55	50
Zoetis, Inc.
2.000% due 05/15/2030	144	121
4.700% due 02/01/2043	1,578	1,446
5.400% due 11/14/2025	427	428

		483,604

UTILITIES 13.2%
AEP Texas, Inc.
3.450% due 01/15/2050	876	616
4.700% due 05/15/2032	100	96
5.250% due 05/15/2052	100	94

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

AES Corp.
2.450% due 01/15/2031	3,799	3,111
5.450% due 06/01/2028	120	120
Alabama Power Co. 3.940% due 09/01/2032	660	613
Ameren Corp. 3.500% due 01/15/2031	2,406	2,175
Ameren Illinois Co. 4.800% due 12/15/2043	51	47
American Electric Power Co., Inc.
2.300% due 03/01/2030	100	85
5.625% due 03/01/2033	70	71
American Water Capital Corp.
2.800% due 05/01/2030	3,005	2,649
3.000% due 12/01/2026	51	48
4.200% due 09/01/2048	56	48
Appalachian Power Co. 7.000% due 04/01/2038	1,595	1,797
Arizona Public Service Co.
2.200% due 12/15/2031	61	50
4.500% due 04/01/2042	56	48
AT&T, Inc.
1.650% due 02/01/2028	10	9
3.500% due 09/15/2053	3,198	2,258
3.650% due 06/01/2051	100	73
3.650% due 09/15/2059	2,158	1,504
4.100% due 02/15/2028	1,481	1,436
4.300% due 02/15/2030	3,051	2,933
4.350% due 03/01/2029	1,234	1,203
4.500% due 03/09/2048	1,357	1,155
4.750% due 05/15/2046	50	45
4.850% due 03/01/2039	248	232
5.400% due 02/15/2034	120	122
Atmos Energy Corp.
1.500% due 01/15/2031	50	40
4.150% due 01/15/2043	1,474	1,298
Avangrid, Inc. 3.800% due 06/01/2029	441	414
Bell Telephone Co. of Canada
3.650% due 03/17/2051	337	255
3.650% due 08/15/2052	63	47
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	1,544	1,238
3.700% due 07/15/2030	5	5
4.050% due 04/15/2025	247	244
6.125% due 04/01/2036	510	543
BG Energy Capital PLC 5.125% due 10/15/2041	110	104
Bharti Airtel Ltd. 4.375% due 06/10/2025	156	153
Black Hills Corp.
3.150% due 01/15/2027	1,395	1,319
4.200% due 09/15/2046	100	79
BP Capital Markets PLC 4.875% due 03/22/2030 •(d)	51	49
British Telecommunications PLC
5.125% due 12/04/2028	1,380	1,389
9.625% due 12/15/2030	1,021	1,253
Brooklyn Union Gas Co.
3.407% due 03/10/2026	1,276	1,224
4.487% due 03/04/2049	58	45
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	2,130	2,117
CenterPoint Energy, Inc. 1.450% due 06/01/2026	628	580
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	120	112
CMS Energy Corp. 4.750% due 06/01/2050 •	749	691
Columbia Pipelines Holding Co. LLC 6.042% due 08/15/2028	987	1,009
Commonwealth Edison Co. 4.000% due 03/01/2048	2,653	2,155
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	283	177
3.600% due 06/15/2061	639	467
3.850% due 06/15/2046	2,768	2,209
6.150% due 11/15/2052	1,510	1,668
Constellation Energy Generation LLC 5.600% due 06/15/2042	1,089	1,077
Consumers Energy Co. 4.600% due 05/30/2029	694	686
Dominion Energy, Inc.
1.450% due 04/15/2026	985	913

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

3.071% due 08/15/2024 þ	571	565
3.375% due 04/01/2030	10	9
DTE Electric Co. 3.000% due 03/01/2032	55	48
DTE Energy Co.
1.050% due 06/01/2025	254	241
3.400% due 06/15/2029	1,412	1,296
Duke Energy Carolinas LLC
2.550% due 04/15/2031	219	189
2.850% due 03/15/2032	100	86
3.550% due 03/15/2052	100	73
3.875% due 03/15/2046	60	48
6.000% due 12/01/2028	666	702
Duke Energy Corp.
2.450% due 06/01/2030	395	341
2.550% due 06/15/2031	10	8
3.400% due 06/15/2029	10	9
3.500% due 06/15/2051	146	103
3.750% due 09/01/2046	100	76
4.300% due 03/15/2028	254	248
4.500% due 08/15/2032	2,239	2,124
5.000% due 08/15/2052	178	161
Duke Energy Florida LLC
2.400% due 12/15/2031	1,053	884
3.400% due 10/01/2046	100	74
5.650% due 04/01/2040	11	11
5.950% due 11/15/2052	100	106
Duke Energy Progress LLC
3.400% due 04/01/2032	100	89
3.450% due 03/15/2029	10	9
3.600% due 09/15/2047	100	75
4.000% due 04/01/2052	100	79
5.250% due 03/15/2033	1,296	1,313
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	53	50
East Ohio Gas Co. 1.300% due 06/15/2025	10	10
Edison International
3.550% due 11/15/2024	60	59
5.750% due 06/15/2027	486	493
Electricite de France SA
4.875% due 01/22/2044	869	767
6.900% due 05/23/2053	1,605	1,752
Emera U.S. Finance LP 4.750% due 06/15/2046	130	107
Enel Finance International NV
1.375% due 07/12/2026	138	126
4.250% due 06/15/2025	501	493
4.625% due 06/15/2027	1,174	1,155
5.000% due 06/15/2032	2,365	2,293
5.500% due 06/15/2052	386	362
6.000% due 10/07/2039	1,411	1,433
Entergy Corp.
0.900% due 09/15/2025	10	9
1.900% due 06/15/2028	10	9
2.400% due 06/15/2031	75	62
2.800% due 06/15/2030	2,689	2,352
Evergy, Inc.
2.450% due 09/15/2024	155	153
2.900% due 09/15/2029	541	484
Eversource Energy
0.800% due 08/15/2025	9	8
1.650% due 08/15/2030	982	790
4.600% due 07/01/2027	1,877	1,846
5.125% due 05/15/2033	80	78
Exelon Corp.
4.050% due 04/15/2030	2,586	2,440
4.450% due 04/15/2046	210	179
Fells Point Funding Trust 3.046% due 01/31/2027	1,953	1,833
Florida Power & Light Co.
3.150% due 10/01/2049	3,332	2,349
4.125% due 02/01/2042	100	87
Fortis, Inc. 3.055% due 10/04/2026	28	27
Galaxy Pipeline Assets Bidco Ltd. 1.750% due 09/30/2027	3	2
Idaho Power Co. 4.200% due 03/01/2048	21	17
Indiana Michigan Power Co. 4.250% due 08/15/2048	1,530	1,252
Interstate Power & Light Co.
3.100% due 11/30/2051	28	18
3.700% due 09/15/2046	25	19

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

6.250% due 07/15/2039	8	8
Jersey Central Power & Light Co. 2.750% due 03/01/2032	145	121
Kentucky Utilities Co.
5.125% due 11/01/2040	100	96
5.450% due 04/15/2033	2,224	2,273
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,719	1,605
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	207	208
Metropolitan Edison Co. 4.300% due 01/15/2029	125	121
MidAmerican Energy Co. 4.250% due 07/15/2049	2,051	1,748
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	1,295	1,107
New York State Electric & Gas Corp.
2.150% due 10/01/2031	100	80
3.250% due 12/01/2026	1,002	942
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	60	53
2.250% due 06/01/2030	58	49
2.750% due 11/01/2029	4,723	4,221
4.800% due 12/01/2077 •	390	360
NGPL PipeCo LLC 4.875% due 08/15/2027	227	222
NiSource, Inc.
0.950% due 08/15/2025	10	9
5.400% due 06/30/2033	125	126
Northern States Power Co. 2.900% due 03/01/2050	291	194
NRG Energy, Inc. 2.000% due 12/02/2025	513	482
NSTAR Electric Co. 4.400% due 03/01/2044	43	38
Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	26
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	172	120
ONEOK, Inc.
3.400% due 09/01/2029	1,151	1,061
4.550% due 07/15/2028	573	562
5.200% due 07/15/2048	1,373	1,261
6.100% due 11/15/2032	789	827
Orange SA 5.375% due 01/13/2042	130	130
Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	17
3.250% due 06/01/2031	1,398	1,214
3.300% due 08/01/2040	150	110
3.450% due 07/01/2025	128	124
3.750% due 07/01/2028	1,663	1,558
3.950% due 12/01/2047	918	687
4.550% due 07/01/2030	103	97
4.650% due 08/01/2028	52	50
4.950% due 07/01/2050	103	88
5.450% due 06/15/2027	509	511
5.900% due 06/15/2032	100	102
6.100% due 01/15/2029	1,866	1,924
PacifiCorp 4.150% due 02/15/2050	70	55
PECO Energy Co. 3.000% due 09/15/2049	68	47
Pennsylvania Electric Co.
3.600% due 06/01/2029	684	636
5.150% due 03/30/2026	100	99
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	1,073	799
4.125% due 05/15/2027	226	218
Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	49
3.500% due 06/01/2029	1,280	1,193
Pinnacle West Capital Corp. 1.300% due 06/15/2025	50	47
Plains All American Pipeline LP
3.550% due 12/15/2029	198	182
5.150% due 06/01/2042	1,335	1,211
Public Service Co. of Colorado
1.900% due 01/15/2031	230	189
3.550% due 06/15/2046	52	37
Public Service Electric & Gas Co. 4.650% due 03/15/2033	2,104	2,052

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	1,006	946
Puget Energy, Inc.
4.100% due 06/15/2030	226	207
4.224% due 03/15/2032 (i)	609	553
Puget Sound Energy, Inc. 5.795% due 03/15/2040	30	31
San Diego Gas & Electric Co. 1.700% due 10/01/2030	10	8
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	249	247
Sempra
3.300% due 04/01/2025	1,500	1,468
3.700% due 04/01/2029	1,409	1,319
Shell International Finance BV
2.875% due 05/10/2026	1,300	1,249
3.250% due 04/06/2050	230	167
4.000% due 05/10/2046	1,291	1,087
Sinopec Group Overseas Development Ltd.
1.450% due 01/08/2026	79	74
2.150% due 05/13/2025	248	239
4.125% due 09/12/2025	206	203
Southern California Edison Co.
2.850% due 08/01/2029	1,252	1,129
3.650% due 02/01/2050	1,718	1,275
4.125% due 03/01/2048	2,210	1,787
5.850% due 11/01/2027	811	833
5.950% due 11/01/2032	100	105
Southern California Gas Co.
4.125% due 06/01/2048	1,669	1,361
4.450% due 03/15/2044	52	45
Southern Power Co. 5.150% due 09/15/2041	617	577
Southwest Gas Corp.
4.050% due 03/15/2032	419	385
5.450% due 03/23/2028	1,238	1,257
Southwestern Electric Power Co. 4.100% due 09/15/2028	608	584
Southwestern Public Service Co.
3.150% due 05/01/2050	10	7
3.700% due 08/15/2047	9	7
6.000% due 10/01/2036	1,000	995
Tampa Electric Co.
4.350% due 05/15/2044	30	26
5.000% due 07/15/2052	100	92
Union Electric Co. 3.900% due 04/01/2052	100	79
Verizon Communications, Inc.
2.355% due 03/15/2032	3,808	3,131
2.550% due 03/21/2031	1,224	1,046
3.150% due 03/22/2030	54	49
3.400% due 03/22/2041	249	195
4.125% due 03/16/2027	1,542	1,510
4.400% due 11/01/2034	442	417
4.500% due 08/10/2033	60	57
4.812% due 03/15/2039	1,180	1,115
4.862% due 08/21/2046	1,367	1,284
Virginia Electric & Power Co.
3.750% due 05/15/2027	209	202
4.625% due 05/15/2052	100	87
6.000% due 01/15/2036	60	63
8.875% due 11/15/2038	1,965	2,635
Vistra Operations Co. LLC 4.300% due 07/15/2029	1,838	1,725
Vodafone Group PLC
4.125% due 05/30/2025	157	155
5.750% due 02/10/2063	694	702
6.150% due 02/27/2037	248	265
7.875% due 02/15/2030	537	612
WEC Energy Group, Inc. 2.200% due 12/15/2028	1,157	1,024
Wisconsin Power & Light Co. 3.950% due 09/01/2032	1,037	963
Wisconsin Public Service Corp. 3.671% due 12/01/2042	3	2
Xcel Energy, Inc. 4.600% due 06/01/2032	50	47

		145,261

Total Corporate Bonds & Notes (Cost $1,097,368)		1,057,643

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Bonds
3.000% due 08/15/2052	5,646	4,387

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

3.375% due 08/15/2042 (k)	2,402	2,076
4.000% due 11/15/2042	3,186	3,002
4.000% due 11/15/2052	434	408
4.500% due 02/15/2044 (a)(k)	15,700	15,791
U.S. Treasury Inflation Protected Securities (c)
1.750% due 01/15/2034	18,659	18,432
U.S. Treasury Notes
3.875% due 05/15/2043	1,500	1,385
2.750% due 08/15/2032 (k)(m)	6,387	5,729
3.375% due 05/15/2033 (k)	14,300	13,399
3.875% due 08/15/2033 (k)	4,100	3,992

Total U.S. Treasury Obligations (Cost $69,770)		68,601

SOVEREIGN ISSUES 0.1%
Korea National Oil Corp. 4.875% due 04/03/2029 (a)	1,400	1,390

Total Sovereign Issues (Cost $1,389)		1,390

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (j) 0.1%		1,151

Total Short-Term Instruments (Cost $1,151)		1,151

Total Investments in Securities (Cost $1,169,678)		1,128,785

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.5%
PIMCO Government Money Market Fund 5.500% (e)(f)(h)	5,178,562	5,179

Total Short-Term Instruments (Cost $5,179)		5,179

Total Investments in Affiliates (Cost $5,179)		5,179

Total Investments 102.8% (Cost $1,174,857)		$1,133,964
Financial Derivative Instruments (l)(o) (0.0)%(Cost or Premiums, net $959)		(23)
Other Assets and Liabilities, net (2.8)%		(30,778)

Net Assets 100.0%		$1,103,163

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Institutional Class Shares of each Fund.
(f)	Securities with an aggregate market value of $5,050 were out on loan in exchange for $5,179 of cash collateral as of March 31, 2024.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

General Motors Co.	6.800%	10/01/2027	11/04/2021 - 11/06/2023	$1,126	$1,126	0.10%
Occidental Petroleum Corp.	6.125	01/01/2031	12/05/2023	133	135	0.01
Puget Energy, Inc.	4.224	03/15/2032	10/12/2023 - 12/15/2023	525	553	0.05

$1,784	$1,814	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,151	U.S. Treasury Notes 4.250% due 12/31/2025	$(1,174)	$1,151	$1,151

Total Repurchase Agreements	$(1,174)	$1,151	$1,151

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	0.000%	03/28/2024	04/01/2024	$(14,663)	$(14,663)
5.150	04/01/2024	04/03/2024	(14,259)	(14,259)
JPS	0.400	03/28/2024	04/01/2024	(1,212)	(1,212)
5.420	03/20/2024	04/03/2024	(3,294)	(3,300)
RCY	5.400	03/13/2024	04/10/2024	(1,047)	(1,049)
5.410	03/21/2024	04/11/2024	(2,265)	(2,269)

Total Reverse Repurchase Agreements	$(36,752)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.480%	03/28/2024	04/04/2024	$(2,850)	$(2,851)
UBS	5.410	02/02/2024	04/04/2024	(2,914)	(2,940)
5.420	02/07/2024	04/18/2024	(14,335)	(14,453)

Total Sale-Buyback Transactions	$(20,244)

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

(k)								Securities with an aggregate market value of $42,309 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(20,323) at a weighted average interest rate of 5.232%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)								Payable for sale-buyback transactions includes $(40) of deferred price drop.
(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2024	87	$17,790	$(3)		$0	$(18)
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note June Futures				06/2024	67	$(7,170)	$25		$8	$0

Total Futures Contracts							$22		$8	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.106%	$100	$3	$(1)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly		12/20/2028	$39,400	$772	$141	$913	$3	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$6,300	$184	$(79)	$105	$0	$(16)

Total Swap Agreements						$959	$61	$1,020	$3	$(16)

(m)								Securities with an aggregate market value of $735 and cash of $2,449 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)				This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$428,778	$0	$428,778
Industrials	0	483,604	0	483,604
Utilities	0	145,261	0	145,261
U.S. Treasury Obligations	0	68,601	0	68,601
Sovereign Issues	0	1,390	0	1,390
Short-Term Instruments
Repurchase Agreements	0	1,151	0	1,151

	$0	$1,128,785	$0	$1,128,785
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	5,179	0	0	5,179

Total Investments	$5,179	$1,128,785	$0	$1,133,964

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$11	$0	$11

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(34)	$0	$(34)

Total Financial Derivative Instruments	$0	$(23)	$0	$(23)

Totals	$5,179	$1,128,762	$0	$1,133,941

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
Asurion Corp. 9.677% due 08/19/2028		$149	$144
Caesars Entertainment Corp. 8.040% (TSFR03M + 2.750%) due 02/06/2031 ~		500	501
Carnival Corp. 8.695% (TSFR1M + 3.250%) due 10/18/2028 ~		247	248
Cohesity
TBD% due 03/08/2031 «µ		116	117
TBD% due 03/08/2031 «		1,100	1,100
Cotiviti, Inc. TBD% due 02/21/2031		1,000	999
FinCo LLC 8.313% (TSFR03M + 3.000%) due 06/27/2029 ~		100	100
Red Rock Resorts TBD% due 03/14/2031		1,000	1,000
TransDigm, Inc. 8.570% (TSFR03M + 3.250%) due 08/24/2028 ~		1,097	1,102
Triton Water Holdings, Inc. 9.312% (TSFR03M + 4.000%) due 03/31/2028 ~		1,000	990
Truist Insurance Holdings LLC TBD% due 03/24/2031		1,000	1,000

Total Loan Participations and Assignments (Cost $7,270)			7,301

CORPORATE BONDS & NOTES 26.8%
BANKING & FINANCE 10.6%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		305	301
Ally Financial, Inc. 5.800% due 05/01/2025		300	300
American Tower Corp.
2.750% due 01/15/2027		575	539
3.650% due 03/15/2027		200	192
3.800% due 08/15/2029		1,000	934
5.550% due 07/15/2033		100	101
Athene Global Funding 5.339% due 01/15/2027		500	498
Banco Santander SA 3.490% due 05/28/2030		365	331
Bank of America Corp.
3.705% due 04/24/2028 •		500	479
5.202% due 04/25/2029 •		750	751
5.288% due 04/25/2034 •		1,150	1,147
5.468% due 01/23/2035 •		1,250	1,259
5.819% due 09/15/2029 •		500	513
Barclays PLC
6.496% due 09/13/2027 •		300	306
7.385% due 11/02/2028 •		590	626
BOOST NEWCO BORROWER LLC 7.500% due 01/15/2031		600	629
BPCE SA 6.612% due 10/19/2027 •		250	255
Brookfield Finance, Inc. 4.350% due 04/15/2030		90	86
Brookfield Property REIT, Inc. 4.500% due 04/01/2027		245	224
Burford Capital Global Finance LLC 9.250% due 07/01/2031		820	869
CaixaBank SA 5.673% due 03/15/2030 •		1,000	1,000
Cantor Fitzgerald LP 7.200% due 12/12/2028		250	259
Charles Schwab Corp. 5.853% due 05/19/2034 •		430	441
Citibank NA 5.803% due 09/29/2028		1,800	1,864
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,500	681
Credit Acceptance Corp.
6.625% due 03/15/2026		$60	60
9.250% due 12/15/2028		500	538

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Credit Suisse USA, Inc. 7.125% due 07/15/2032		215	241
Crown Castle, Inc. 1.050% due 07/15/2026		475	432
Encore Capital Group, Inc. 9.250% due 04/01/2029		1,250	1,282
Equinix, Inc. 2.625% due 11/18/2024		245	240
Equitable Holdings, Inc. 4.350% due 04/20/2028		60	58
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		500	502
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		380	369
Freedom Mortgage Corp.
6.625% due 01/15/2027		60	58
12.000% due 10/01/2028		250	273
Freedom Mortgage Holdings LLC 9.250% due 02/01/2029		300	307
GLP Capital LP
5.300% due 01/15/2029		130	128
5.375% due 04/15/2026		155	154
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		3,790	3,155
4.482% due 08/23/2028 •		300	293
6.484% due 10/24/2029 •		300	316
HAT Holdings LLC
3.375% due 06/15/2026		60	57
8.000% due 06/15/2027		650	679
Host Hotels & Resorts LP 3.500% due 09/15/2030		100	89
HSBC Holdings PLC
4.755% due 06/09/2028 •		1,000	981
5.546% due 03/04/2030 •		1,300	1,308
Hudson Pacific Properties LP 5.950% due 02/15/2028		600	555
Intesa Sanpaolo SpA 4.198% due 06/01/2032 •		300	251
JPMorgan Chase & Co.
5.040% due 01/23/2028 •		1,000	997
5.336% due 01/23/2035 •		1,250	1,255
5.350% due 06/01/2034 •		1,800	1,808
6.070% due 10/22/2027 •		500	510
KBC Group NV 5.796% due 01/19/2029 •		350	353
Kilroy Realty LP 6.250% due 01/15/2036		400	391
Lazard Group LLC 6.000% due 03/15/2031		1,000	1,010
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •		90	81
Lloyds Banking Group PLC 5.679% due 01/05/2035 •		1,600	1,610
Macquarie Airfinance Holdings Ltd. 6.400% due 03/26/2029		1,175	1,194
Mitsubishi UFJ Financial Group, Inc. 5.406% due 04/19/2034 •		465	474
Morgan Stanley
3.125% due 07/27/2026		250	239
3.955% due 03/21/2035 •	EUR	1,000	1,096
5.164% due 04/20/2029 •		$718	718
5.173% due 01/16/2030 •		1,250	1,251
5.250% due 04/21/2034 •		950	943
6.407% due 11/01/2029 •		500	524
Nationstar Mortgage Holdings, Inc.
5.750% due 11/15/2031		245	226
7.125% due 02/01/2032		600	596
Nationwide Building Society 6.557% due 10/18/2027 •		250	257
NatWest Group PLC
5.778% due 03/01/2035 •		500	507
5.808% due 09/13/2029 •		60	61
6.016% due 03/02/2034 •		300	310
Newmark Group, Inc. 7.500% due 01/12/2029		600	618
OneMain Finance Corp. 9.000% due 01/15/2029		335	356
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		155	144
7.875% due 12/15/2029		350	360
Realty Income Corp. 3.250% due 01/15/2031		360	321
Sammons Financial Group, Inc. 6.875% due 04/15/2034		600	605
Santander Holdings USA, Inc. 6.174% due 01/09/2030 •		500	505

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •	800	753
6.534% due 01/10/2029 •	700	724
SLM Corp. 3.125% due 11/02/2026	450	418
Synchrony Bank 5.400% due 08/22/2025	185	183
Ter Finance Jersey Ltd. 0.000% due 01/02/2025 «(c)	1,000	945
UBS Group AG
4.988% due 08/05/2033 •	200	192
5.699% due 02/08/2035 •	700	704
6.442% due 08/11/2028 •	550	566
6.537% due 08/12/2033 •	60	63
UniCredit SpA 7.296% due 04/02/2034 •	300	309
VICI Properties LP
4.950% due 02/15/2030	600	581
5.750% due 04/01/2034	1,000	991
Wells Fargo & Co.
5.198% due 01/23/2030 •	1,250	1,248
5.389% due 04/24/2034 •	1,020	1,014
5.574% due 07/25/2029 •	1,200	1,215
Weyerhaeuser Co. 7.375% due 03/15/2032	90	102
Willis North America, Inc. 4.650% due 06/15/2027	60	59

		56,298

INDUSTRIALS 13.9%
AAR Escrow Issuer LLC 6.750% due 03/15/2029	850	858
AbbVie, Inc. 3.200% due 11/21/2029	1,400	1,290
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	90	86
Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,236	1,122
3.600% due 09/15/2028	359	341
Altice France SA 5.500% due 10/15/2029	485	330
Amer Sports Co. 6.750% due 02/16/2031	700	699
American Airlines Pass-Through Trust
3.200% due 12/15/2029	155	143
3.600% due 03/22/2029	311	294
American Airlines, Inc. 5.500% due 04/20/2026	206	205
Amgen, Inc. 5.150% due 03/02/2028	1,000	1,007
Ashtead Capital, Inc. 5.800% due 04/15/2034	500	500
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	500	510
Axalta Coating Systems LLC 3.375% due 02/15/2029	60	54
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	1,120	1,024
4.000% due 10/15/2030	790	704
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	250	259
Becton Dickinson & Co.
1.957% due 02/11/2031	60	49
5.110% due 02/08/2034	500	496
Berry Global, Inc. 5.650% due 01/15/2034	400	398
Boeing Co.
3.625% due 02/01/2031	200	176
5.150% due 05/01/2030	800	774
5.930% due 05/01/2060	800	751
Boston Scientific Corp. 2.650% due 06/01/2030	60	53
British Airways Pass-Through Trust 3.300% due 06/15/2034	144	130
Broadcom Corp. 3.500% due 01/15/2028	100	95
Broadcom, Inc.
2.450% due 02/15/2031	300	253
3.187% due 11/15/2036	395	315
4.926% due 05/15/2037	520	494
Camelot Finance SA 4.500% due 11/01/2026	120	116
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	900	815

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Carnival Corp. 4.000% due 08/01/2028	2,000	1,864
CDW LLC 3.569% due 12/01/2031	255	224
Centene Corp. 3.000% due 10/15/2030	400	343
CGI, Inc. 1.450% due 09/14/2026	400	364
Charter Communications Operating LLC
2.250% due 01/15/2029	1,000	851
2.800% due 04/01/2031	100	82
3.850% due 04/01/2061	610	362
3.950% due 06/30/2062	350	211
Chobani LLC 7.625% due 07/01/2029	500	507
Churchill Downs, Inc. 5.500% due 04/01/2027	60	59
Cogent Communications Group, Inc. 7.000% due 06/15/2027	90	90
Constellation Brands, Inc.
2.250% due 08/01/2031	100	83
3.150% due 08/01/2029	450	410
3.600% due 02/15/2028	200	190
Continental Resources, Inc. 4.375% due 01/15/2028	60	58
Coty, Inc. 5.000% due 04/15/2026	152	150
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	60	53
CVS Health Corp. 4.300% due 03/25/2028	630	615
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	672	608
Directv Financing LLC 8.875% due 02/01/2030	400	399
Elevance Health, Inc. 1.500% due 03/15/2026	725	676
Enbridge, Inc. 5.700% due 03/08/2033	590	604
EnLink Midstream LLC 6.500% due 09/01/2030	300	309
Entergy Louisiana LLC 4.000% due 03/15/2033	495	455
Enterprise Products Operating LLC 2.800% due 01/31/2030	400	359
EQM Midstream Partners LP 4.500% due 01/15/2029	172	161
EQT Corp. 6.125% due 02/01/2025	60	60
ESAB Corp. 6.250% due 04/15/2029 (a)	500	503
First Student Bidco, Inc. 4.000% due 07/31/2029	200	177
Fiserv, Inc. 5.450% due 03/15/2034	800	811
Ford Motor Co.
3.250% due 02/12/2032	185	154
5.291% due 12/08/2046	200	178
Garda World Security Corp. 4.625% due 02/15/2027	90	86
Gartner, Inc. 3.750% due 10/01/2030	335	300
GFL Environmental, Inc. 4.000% due 08/01/2028	60	55
Global Payments, Inc.
1.200% due 03/01/2026	300	278
2.650% due 02/15/2025	90	88
5.400% due 08/15/2032	1,000	992
goeasy Ltd.
7.625% due 07/01/2029	550	551
9.250% due 12/01/2028	250	267
HCA, Inc. 3.625% due 03/15/2032	900	797
HEICO Corp. 5.250% due 08/01/2028	250	252
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	114	98
Hologic, Inc. 3.250% due 02/15/2029	200	179
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	150	158
Howmet Aerospace, Inc.
5.950% due 02/01/2037	425	440
6.750% due 01/15/2028	60	63
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	200	201

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Imola Merger Corp. 4.750% due 05/15/2029	1,100	1,032
IQVIA, Inc.
5.000% due 05/15/2027	280	274
5.700% due 05/15/2028	60	61
6.250% due 02/01/2029	250	260
Jazz Securities DAC 4.375% due 01/15/2029	260	242
JetBlue Pass-Through Trust 4.000% due 05/15/2034	402	373
Kodiak Gas Services LLC 7.250% due 02/15/2029	750	764
LABL, Inc. 6.750% due 07/15/2026	500	494
Las Vegas Sands Corp.
3.500% due 08/18/2026	500	474
3.900% due 08/08/2029	1,500	1,366
Legacy LifePoint Health LLC 4.375% due 02/15/2027	120	114
LifePoint Health, Inc. 11.000% due 10/15/2030	650	696
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	800	742
Marvell Technology, Inc. 5.750% due 02/15/2029	500	512
Matador Resources Co. 6.500% due 04/15/2032 (a)	1,000	1,002
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	425	433
Medline Borrower LP 6.250% due 04/01/2029	800	805
Mondelez International, Inc. 2.625% due 03/17/2027	60	56
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	390	332
MPLX LP 1.750% due 03/01/2026	460	430
National Football League 5.480% due 10/05/2028 «(g)	1,600	1,600
NCL Corp. Ltd.
5.875% due 02/15/2027	60	59
8.125% due 01/15/2029	200	212
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	185	175
Netflix, Inc. 4.375% due 11/15/2026	465	458
New Fortress Energy, Inc. 8.750% due 03/15/2029	750	748
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028	200	217
NextEra Energy Operating Partners LP
4.500% due 09/15/2027	800	749
7.250% due 01/15/2029	650	666
Noble Finance LLC 8.000% due 04/15/2030	300	313
NXP BV
2.500% due 05/11/2031	600	503
3.875% due 06/18/2026	245	238
Occidental Petroleum Corp. 8.875% due 07/15/2030	100	116
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	290	263
9.750% due 11/15/2028	100	107
Oracle Corp. 2.300% due 03/25/2028	700	632
Organon & Co. 4.125% due 04/30/2028	1,000	933
PetSmart, Inc. 4.750% due 02/15/2028	450	422
Post Holdings, Inc. 4.625% due 04/15/2030	200	184
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	400	433
Rand Parent LLC 8.500% due 02/15/2030	60	60
Resorts World Las Vegas LLC 4.625% due 04/16/2029	200	183
Rivian Holdings LLC 11.493% due 10/15/2026 •	1,300	1,314
Rogers Communications, Inc. 2.950% due 03/15/2025	60	58
Royal Caribbean Cruises Ltd. 9.250% due 01/15/2029	675	724
Royalty Pharma PLC 1.200% due 09/02/2025	155	146

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

RTX Corp. 3.500% due 03/15/2027		60	58
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		600	577
Santos Finance Ltd. 6.875% due 09/19/2033		300	317
Seadrill Finance Ltd. 8.375% due 08/01/2030		650	683
Seagate HDD Cayman
8.250% due 12/15/2029		60	65
9.625% due 12/01/2032		500	570
Sensata Technologies BV 4.000% due 04/15/2029		220	201
Sensata Technologies, Inc. 4.375% due 02/15/2030		350	319
Sirius XM Radio, Inc.
3.875% due 09/01/2031		155	129
5.000% due 08/01/2027		100	96
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		300	311
Southern Co. 3.250% due 07/01/2026		200	192
Spirit AeroSystems, Inc.
9.375% due 11/30/2029		250	273
9.750% due 11/15/2030		300	336
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		606	538
4.100% due 10/01/2029		507	466
Stagwell Global LLC 5.625% due 08/15/2029		200	182
Star Parent, Inc. 9.000% due 10/01/2030		250	265
Stryker Corp. 1.950% due 06/15/2030		60	51
Sysco Corp. 3.300% due 07/15/2026		60	58
T-Mobile USA, Inc.
3.750% due 04/15/2027		555	535
3.875% due 04/15/2030		750	703
Tapestry, Inc. 7.700% due 11/27/2030		600	640
TEGNA, Inc. 4.625% due 03/15/2028		300	276
Time Warner Cable LLC 4.500% due 09/15/2042		300	222
TopBuild Corp. 4.125% due 02/15/2032		60	53
TransDigm, Inc. 7.125% due 12/01/2031		200	206
Transocean Aquila Ltd. 8.000% due 09/30/2028		250	257
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		185	193
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		720	704
U.S. Foods, Inc. 4.750% due 02/15/2029		215	204
UKG, Inc. 6.875% due 02/01/2031		500	510
United Airlines Pass-Through Trust
2.700% due 11/01/2033		667	572
3.500% due 09/01/2031		514	474
5.875% due 04/15/2029		174	173
United Airlines, Inc. 4.625% due 04/15/2029		300	279
Valaris Ltd. 8.375% due 04/30/2030		490	506
Vale Overseas Ltd. 3.750% due 07/08/2030		60	54
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		700	595
Venture Global LNG, Inc. 8.375% due 06/01/2031		1,750	1,806
Viking Cruises Ltd. 9.125% due 07/15/2031		75	82
Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		305	259
5.625% due 04/15/2032 (a)	EUR	1,000	1,076
VMware, Inc.
1.400% due 08/15/2026		$60	55
2.200% due 08/15/2031		400	326
VOC Escrow Ltd. 5.000% due 02/15/2028		155	149
Walgreens Boots Alliance, Inc. 3.200% due 04/15/2030		300	261

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Wand NewCo 3, Inc. 7.625% due 01/30/2032		1,000	1,035
Western Digital Corp.
2.850% due 02/01/2029		219	191
4.750% due 02/15/2026		147	144
Western Midstream Operating LP 3.100% due 02/01/2025		60	59
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026		60	57
WMG Acquisition Corp. 3.000% due 02/15/2031		735	625
Wynn Las Vegas LLC 5.250% due 05/15/2027		345	338
Wynn Resorts Finance LLC 7.125% due 02/15/2031		500	518
ZF North America Capital, Inc. 7.125% due 04/14/2030		90	95
Zoetis, Inc. 5.600% due 11/16/2032		500	519

			73,529

UTILITIES 2.3%
AES Corp. 5.450% due 06/01/2028		60	60
Antero Midstream Partners LP
5.750% due 03/01/2027		260	257
6.625% due 02/01/2032		500	503
AT&T, Inc. 1.650% due 02/01/2028		1,030	912
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		200	187
Calpine Corp. 4.500% due 02/15/2028		300	285
Clearway Energy Operating LLC 3.750% due 02/15/2031		185	159
Constellation Energy Generation LLC 3.250% due 06/01/2025		120	117
Electricite de France SA
4.875% due 09/21/2038		100	89
9.125% due 03/15/2033 •(e)		120	132
Exelon Corp. 3.400% due 04/15/2026		305	295
FirstEnergy Corp.
2.250% due 09/01/2030		90	75
3.400% due 03/01/2050		650	449
Georgia Power Co.
4.950% due 05/17/2033		90	89
5.250% due 03/15/2034		500	505
MidAmerican Energy Co. 3.650% due 04/15/2029		335	319
ONEOK, Inc. 5.200% due 07/15/2048		100	92
Pacific Gas & Electric Co.
3.300% due 12/01/2027		600	558
4.550% due 07/01/2030		365	347
5.800% due 05/15/2034		1,400	1,414
6.950% due 03/15/2034		250	274
PacifiCorp
5.300% due 02/15/2031		500	502
5.500% due 05/15/2054		390	376
Southern California Edison Co. 5.875% due 12/01/2053		585	603
Sprint Capital Corp.
6.875% due 11/15/2028		600	640
8.750% due 03/15/2032		500	607
Tallgrass Energy Partners LP
6.000% due 12/31/2030		545	518
7.375% due 02/15/2029		500	503
Targa Resources Partners LP 5.000% due 01/15/2028		60	59
Telecom Italia SpA 7.875% due 07/31/2028	EUR	250	297
Xcel Energy, Inc. 3.350% due 12/01/2026		$1,000	950

			12,173

Total Corporate Bonds & Notes (Cost $139,797)			142,000

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State General Obligation Bonds, Series 2023 5.125% due 03/01/2038		155	157

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

California State University Revenue Bonds, Series 2020 2.975% due 11/01/2051		215	150

Total Municipal Bonds & Notes (Cost $311)			307

U.S. GOVERNMENT AGENCIES 42.0%
Uniform Mortgage-Backed Security 6.000% due 10/01/2053		169	171
Uniform Mortgage-Backed Security, TBA
4.500% due 04/01/2054 - 05/01/2054		36,000	34,295
5.000% due 05/01/2054		41,450	40,457
5.500% due 04/01/2054 - 05/01/2054		80,960	80,557
6.000% due 04/01/2054 - 05/01/2054		66,380	66,977

Total U.S. Government Agencies (Cost $222,253)			222,457

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
4.375% due 08/15/2043		641	633
U.S. Treasury Inflation Protected Securities (d)
1.125% due 01/15/2033 (k)		17,036	15,986
1.250% due 04/15/2028 (i)		33,929	32,969
U.S. Treasury Notes
3.625% due 05/31/2028		988	963

Total U.S. Treasury Obligations (Cost $50,406)			50,551

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.2%
American Home Mortgage Assets Trust 6.009% due 11/25/2046 •		503	139
Angel Oak Mortgage Trust
4.800% due 11/25/2067 þ		2,365	2,298
5.985% due 01/25/2069 þ		1,982	1,977
6.500% due 12/25/2067 þ		903	911
Avon Finance PLC 6.123% due 12/28/2049 •	GBP	912	1,151
Banc of America Alternative Loan Trust
5.707% due 10/25/2036 ~		$4,068	1,214
6.359% due 10/25/2036 þ		5,339	1,595
Benchmark Mortgage Trust
2.732% due 02/15/2053		1,400	1,233
3.944% due 07/15/2051		1,300	1,237
BINOM Securitization Trust 4.441% due 08/25/2057 ~		6,459	6,173
BX Trust 6.338% due 02/15/2039 •		242	240
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,070	948
3.250% due 03/25/2064 ~		3,973	3,427
CIM Trust
3.250% due 10/25/2058 ~		1,220	1,085
6.639% due 12/25/2067 þ		446	447
COLT Mortgage Loan Trust 5.162% due 04/25/2067 þ		779	768
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.650% due 07/25/2058 ~		768	742
Cross Mortgage Trust
6.093% due 04/25/2069 þ		1,000	1,004
6.615% due 03/25/2068 þ		454	455
DC Commercial Mortgage Trust 6.314% due 09/12/2040		500	512
GCAT Trust
4.250% due 05/25/2067 ~		3,108	2,889
6.007% due 01/25/2059 þ		981	980
HarborView Mortgage Loan Trust
6.061% due 11/19/2035 •		1,610	1,075
6.123% due 06/20/2035 •		4,152	3,835
ILPT Commercial Mortgage Trust 7.570% due 10/15/2039 •		1,878	1,879
Independence Plaza Trust 3.763% due 07/10/2035		1,000	958
JP Morgan Chase Commercial Mortgage Securities Trust 6.423% due 02/15/2035 •		873	870
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,851	1,776
5.250% due 11/25/2063 ~		471	463
5.990% due 07/25/2064 ~		1,000	1,004
MFA Trust
6.105% due 12/25/2068 þ		2,602	2,603
6.775% due 10/25/2058 þ		1,171	1,180
New York Mortgage Trust 3.750% due 02/25/2068 ~		994	914
NLT Trust 3.200% due 10/25/2062 ~		3,717	3,299

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

OBX Trust
3.524% due 04/25/2053 ~	1,995	1,915
3.529% due 03/25/2053 ~	1,468	1,416
6.465% due 10/25/2063 þ	980	986
6.520% due 07/25/2063 þ	445	449
6.567% due 06/25/2063 þ	431	435
6.844% due 04/25/2063 þ	1,115	1,128
7.159% due 10/25/2063 þ	1,872	1,913
OPEN Trust 8.414% due 10/15/2028 •	670	678
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.209% due 11/25/2035 •	3,184	2,958
PRKCM Trust
6.584% due 09/25/2058 þ	899	905
7.225% due 11/25/2058 þ	955	973
PRPM LLC
3.750% due 03/25/2054 þ(a)	1,000	951
4.000% due 11/25/2053 þ	1,120	1,078
4.000% due 01/25/2054 þ	1,972	1,889
4.200% due 12/25/2064 ~	2,881	2,768
6.265% due 12/25/2068 þ	4,000	4,002
6.959% due 02/25/2029 þ	1,973	1,975
PRPM Trust
6.221% due 11/25/2068 þ	2,023	2,022
6.250% due 08/25/2068 þ	968	966
RCKT Mortgage Trust 6.141% due 04/25/2044 «~	5,000	5,004
SMRT Commercial Mortgage Trust 6.326% due 01/15/2039 •	1,500	1,492
Starwood Mortgage Trust 6.490% due 04/15/2034 •	1,256	1,248
Towd Point Mortgage Trust
2.750% due 07/25/2057 ~	419	413
3.750% due 04/25/2057 ~	1,500	1,440
6.444% due 10/25/2048 •	935	950
Verus Securitization Trust
3.417% due 01/25/2060 þ	415	397
5.811% due 05/25/2068 þ	1,917	1,907
5.999% due 02/25/2068 þ	1,001	998
6.193% due 03/25/2068 þ	409	410
6.259% due 12/25/2068 þ	2,021	2,028
6.443% due 08/25/2068 þ	1,096	1,100
6.665% due 09/25/2068 þ	1,131	1,142
6.876% due 11/25/2068 ~	1,455	1,474
7.070% due 10/25/2068 þ	948	966
Visio Trust 6.598% due 10/25/2058 þ	966	972
WaMu Mortgage Pass-Through Certificates Trust
5.024% due 01/25/2036 ~	6,010	5,639
6.304% due 10/25/2045 •	2,340	2,224
Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052	1,400	1,249
3.640% due 12/15/2059	500	478
WSTN Trust 6.297% due 07/05/2037 ~	400	404

Total Non-Agency Mortgage-Backed Securities (Cost $111,595)		112,623

ASSET-BACKED SECURITIES 36.8%
37 Capital CLO Ltd. 7.167% due 01/15/2034 •	1,700	1,710
522 Funding CLO Ltd. 6.659% due 04/20/2030 •	833	835
ACE Securities Corp. Home Equity Loan Trust 7.694% due 08/25/2045 •	7,700	6,573
ACHV ABS Trust 5.900% due 04/25/2031	1,600	1,601
Allegro CLO Ltd. 6.676% due 06/13/2031 •	2,420	2,424
American Money Management Corp. CLO Ltd. 6.513% due 11/10/2030 •	1,079	1,081
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.389% due 07/25/2035 •	333	328
Anchorage Capital CLO Ltd.
0.000% due 04/22/2034 •(a)	4,000	4,000
6.985% due 04/20/2037 •	1,500	1,500
AREIT LLC 7.438% due 08/17/2041 •	493	495
AREIT Trust 6.521% due 11/17/2038 •	2,046	2,037
Ares CLO Ltd. 6.746% due 10/15/2030 •	844	844
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.904% due 01/25/2036 •	391	368
Asset-Backed Securities Corp. Home Equity Loan Trust 7.469% due 05/25/2035 •	2,778	2,309

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	500
5.360% due 06/20/2030		2,000	2,015
5.900% due 08/21/2028		1,200	1,223
Barings CLO Ltd. 6.569% due 01/20/2031 •		2,025	2,030
Barings Euro CLO DAC 4.928% due 07/25/2035 •	EUR	2,000	2,136
Bear Stearns Asset-Backed Securities Trust 5.994% due 03/25/2035 •		$1,886	1,875
Benefit Street Partners CLO Ltd. 6.526% due 10/15/2030 •		340	340
BlueMountain CLO Ltd. 0.000% due 11/15/2030 •(a)		2,000	2,000
Carlyle U.S. CLO Ltd. 6.736% due 10/15/2035 •		1,200	1,202
Chase Funding Trust 5.904% due 12/25/2033 •		1,111	1,079
CIFC Funding Ltd.
6.530% due 10/24/2030 •		229	228
6.689% due 01/22/2031 •		1,110	1,113
Citigroup Mortgage Loan Trust 5.844% due 11/25/2046 •		536	518
Countrywide Asset-Backed Certificates Trust 7.619% due 12/25/2034 •		3,471	3,102
CPS Auto Receivables Trust
5.650% due 05/15/2028		1,650	1,651
5.740% due 04/15/2030		1,500	1,503
CRB Securitization Trust 6.960% due 10/20/2033		422	426
Cumulus Static CLO DAC
0.000% due 11/15/2033 •(a)	EUR	1,000	1,079
5.499% due 04/25/2033 •		1,400	1,514
Drive Auto Receivables Trust 5.310% due 01/16/2029		$3,000	2,996
ECMC Group Student Loan Trust 6.585% due 11/25/2069 •		1,032	1,032
Elevation CLO Ltd. 6.856% due 07/15/2029 •		88	88
Exeter Automobile Receivables Trust
5.290% due 08/15/2028		1,500	1,496
5.410% due 05/15/2030		1,500	1,496
6.310% due 10/15/2027		1,000	1,006
FHF Issuer Trust 5.690% due 02/15/2030		3,000	3,002
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		2,000	1,997
5.550% due 05/15/2029		1,000	999
Galaxy CLO Ltd. 6.607% due 05/16/2031 •		640	641
GLS Auto Receivables Issuer Trust
5.240% due 03/15/2030		2,600	2,592
5.490% due 07/17/2028		3,000	2,997
GoldenTree Loan Management U.S. CLO Ltd. 7.027% due 01/20/2034 •		1,000	1,007
Golub Capital Partners CLO Ltd. 0.000% due 04/20/2033 •(a)		2,000	2,000
GSAMP Trust
5.624% due 06/25/2036 •		878	489
6.179% due 09/25/2035 •		1,762	1,718
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		500	501
HSI Asset Securitization Corp. Trust 5.704% due 12/25/2036 •		5,275	2,099
IXIS Real Estate Capital Trust 6.044% due 03/25/2036 •		159	83
JP Morgan Mortgage Acquisition Trust 4.607% due 11/25/2036 •		1,316	1,141
KKR CLO Ltd. 6.757% due 02/09/2035 •		2,000	1,993
KREF Ltd. 6.776% due 02/17/2039 •		1,000	994
LCM LP 6.706% due 10/15/2031 •		952	953
Lendmark Funding Trust 5.530% due 06/21/2032		3,100	3,119
LoanCore Issuer Ltd.
6.740% due 07/15/2036 •		1,314	1,308
6.869% due 01/17/2037 •		1,000	991
Long Beach Mortgage Loan Trust 6.194% due 02/25/2034 •		1,361	1,331
Madison Park Funding Ltd.
0.000% due 10/18/2030 «•(a)		4,000	4,003
6.519% due 10/21/2030 •		487	488
Magnetite Ltd. 6.472% due 10/15/2031 •		3,000	3,000

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Marathon CLO Ltd. 0.000% due 04/15/2032 «•(a)		4,000	4,002
MF1 LLC 7.063% due 03/19/2039 •		2,000	2,004
MidOcean Credit CLO 6.699% due 04/21/2031 •		920	922
Morgan Stanley ABS Capital, Inc. Trust
6.064% due 12/25/2035 •		401	388
6.344% due 05/25/2034 •		7,096	6,804
Nassau Ltd. 6.826% due 01/15/2030 •		565	565
Navient Student Loan Trust 6.335% due 08/26/2069 •		1,067	1,064
Nelnet Student Loan Trust
6.640% due 02/20/2041		408	410
7.519% due 02/20/2041 •		408	409
Neuberger Berman CLO Ltd. 6.496% due 10/15/2029 •		938	940
OCP CLO Ltd. 6.699% due 07/20/2029 •		202	203
Oportun Issuance Trust 6.334% due 04/08/2031		1,869	1,870
Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		1,200	1,204
6.813% due 03/15/2030 ~		1,428	1,435
7.128% due 06/16/2031		436	437
7.228% due 07/15/2031		576	578
7.625% due 04/15/2031		1,100	1,111
7.656% due 05/15/2030 «		1,000	1,004
8.027% due 12/16/2030 ~		1,095	1,106
8.234% due 07/15/2030 ~		1,358	1,376
PRET LLC 7.143% due 03/25/2054 «þ		5,000	5,007
Race Point CLO Ltd. 6.621% due 02/20/2030 •		1,283	1,283
Reach ABS Trust
6.290% due 02/18/2031		950	954
6.300% due 02/18/2031		2,530	2,536
Research-Driven Pagaya Motor Asset Trust
7.090% due 06/25/2032		2,500	2,511
7.130% due 01/26/2032		1,105	1,113
Rockford Tower Europe CLO DAC 0.000% due 04/24/2037 •(a)	EUR	4,700	5,071
Santander Drive Auto Receivables Trus 5.450% due 03/15/2030		$1,295	1,292
Santander Drive Auto Receivables Trust
5.230% due 12/15/2028		1,400	1,398
5.980% due 04/16/2029		500	509
6.160% due 12/17/2029		500	512
6.400% due 03/17/2031		500	515
6.430% due 02/18/2031		500	517
Saxon Asset Securities Trust
5.544% due 05/25/2047 •		189	133
5.844% due 09/25/2047 •		651	607
5.939% due 03/25/2036 •		6,050	4,347
SCCU Auto Receivables Trust 5.700% due 10/16/2028		2,600	2,621
Securitized Asset-Backed Receivables LLC Trust
5.704% due 01/25/2037 •		869	819
5.864% due 12/25/2036 •		3,737	1,809
SLM Student Loan Trust 4.498% due 07/25/2039 •	EUR	1,485	1,524
SMB Private Education Loan Trust
5.380% due 01/15/2053		$412	412
7.119% due 10/16/2056 •		1,331	1,359
Sound Point CLO Ltd. 6.746% due 07/15/2034 •		1,000	998
Steele Creek CLO Ltd. 6.649% due 04/21/2031 •		1,657	1,658
Structured Asset Investment Loan Trust 6.394% due 10/25/2033 •		1,987	1,981
Structured Asset Securities Corp. 6.104% due 02/25/2035 «•		31	31
Symphony CLO Ltd.
0.000% due 04/15/2037 •(a)		2,000	2,000
7.159% due 01/20/2037 •		1,000	1,007
TCW CLO Ltd. 6.922% due 01/16/2037 •		2,000	2,002
TIAA CLO Ltd.
6.726% due 01/16/2031 •		801	802
6.809% due 01/20/2032 •		1,800	1,804
Towd Point Mortgage Trust 6.125% due 02/25/2064 ~		3,120	3,127
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		1,841	1,843

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Trinitas CLO Ltd.
6.679% due 07/20/2031 •		1,781	1,784
6.693% due 04/25/2033 •		2,000	2,007
Trysail CLO Ltd. 6.997% due 07/20/2032 •		4,000	3,992
Upstart Pass-Through Trust 7.900% due 10/20/2028		1,774	1,790
Venture CLO Ltd. 6.709% due 04/20/2032 •		500	501
Voya CLO Ltd.
0.000% due 07/20/2032 •(a)		1,000	1,000
6.576% due 10/15/2030 •		352	353
6.598% due 04/17/2030 •		1,831	1,835
Wells Fargo Home Equity Asset-Backed Securities Trust 6.434% due 04/25/2035 •		613	610

Total Asset-Backed Securities (Cost $194,360)			195,005

SOVEREIGN ISSUES 1.6%
Brazil Government International Bond 7.125% due 05/13/2054		500	504
Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	2,435	126
4.000% due 11/30/2028 (d)		56,817	3,263
Panama Government International Bond
3.750% due 03/16/2025		$400	390
7.500% due 03/01/2031		300	312
8.000% due 03/01/2038		500	525
Romania Government International Bond
5.375% due 03/22/2031	EUR	500	543
5.625% due 02/22/2036		750	808
6.375% due 09/18/2033		150	174
South Africa Government International Bond 8.000% due 01/31/2030	ZAR	37,250	1,748

Total Sovereign Issues (Cost $8,330)			8,393

SHORT-TERM INSTRUMENTS 12.8%
REPURCHASE AGREEMENTS (h) 12.8%			67,800

Total Short-Term Instruments (Cost $67,800)			67,800

Total Investments in Securities (Cost $802,122)			806,437

		SHARES
INVESTMENTS IN AFFILIATES 0.6%
MUTUAL FUNDS (f) 0.6%
PIMCO Senior Loan Active Exchange-Traded Fund		66,200	3,386

Total Mutual Funds (Cost $3,366)			3,386

Total Investments in Affiliates (Cost $3,366)			3,386

Total Investments 152.8% (Cost $805,488)			$809,823
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $7,795)			247
Other Assets and Liabilities, net (52.8)%			(279,921)

Net Assets 100.0%			$530,149

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

National Football League	5.480%	10/05/2028	03/14/2024	$1,600	$1,600	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.260%	03/28/2024	04/01/2024	$3,600	U.S. Treasury Notes 2.375% due 05/15/2029	$(3,693)	$3,600	$3,602
5.390	03/28/2024	04/01/2024	31,700	U.S. Treasury Bonds 3.375% due 08/15/2042	(32,584)	31,700	31,719
5.420	04/01/2024	04/02/2024	100	U.S. Treasury Bonds 2.000% due 11/15/2041	(103)	100	100
5.450	04/01/2024	04/02/2024	32,400	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(33,226)	32,400	32,400

Total Repurchase Agreements	$(69,606)	$67,800	$67,821

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

Deutsche Bank AG London	5.420%	03/12/2024	04/18/2024	$(3,719)	$(3,730)

Total Reverse Repurchase Agreements	$(3,730)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.9)%
Uniform Mortgage-Backed Security, TBA	5.500%	04/11/2054	$30,530	$(30,373)	$(30,373)
Uniform Mortgage-Backed Security, TBA	6.000	04/11/2054	890	(898)	(898)

Total Short Sales (5.9)%	$(31,271)	$(31,271)

(i)	Securities with an aggregate market value of $3,699 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(1,144) at a weighted average interest rate of 5.412%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note June Futures				06/2024	6		$665	$4		$0	$0

Total Futures Contracts								$4		$0	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.595%		$500	$3	$5	$8	$0	$0
Bombardier, Inc.	5.000	Quarterly	06/20/2028	2.195		100	4	7	11	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	2.039		425	25	22	47	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.179		200	21	8	29	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.567		100	1	1	2	0	0

							$54	$43	$97	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly		12/20/2028		$500	$(24)	$12	$(12)	$0	$0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028		297	10	13	23	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		50,292	2,927	859	3,786	14	0
CDX.HY-42 5-Year Index	5.000	Quarterly		06/20/2029		13,600	963	40	1,003	3	0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		56,300	1,175	129	1,304	5	0
CDX.IG-42 5-Year Index	1.000	Quarterly		06/20/2029		119,800	2,688	58	2,746	10	0

							$7,739	$1,111	$8,850	$32	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850%	Annual	09/20/2033	JPY	530,000	$27	$(57)	$(30)	$0	$(7)
Pay	1-Year BRL-CDI	11.456	Maturity	01/02/2026	BRL	26,880	82	(7)	75	0	(1)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		8,600	0	(14)	(14)	0	(4)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		7,900	0	(12)	(12)	0	(3)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	6,900	(49)	101	52	17	0
Pay	6-Month CZK-PRIBOR	4.270	Annual	08/01/2028	CZK	48,900	22	61	83	0	(7)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	EUR	2,400	40	15	55	14	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		1,000	(52)	1	(51)	0	(12)
Pay	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	10,100	(63)	(32)	(95)	0	(6)

							$7	$56	$63	$31	$(40)

Total Swap Agreements							$7,800	$1,210	$9,010	$64	$(40)

(k)	Securities with an aggregate market value of $4,596 and cash of $4,912 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	04/2024	CAD	653		$482	$0	$(1)
	04/2024	EUR	1,143		1,241	8	0
	04/2024	GBP	369		468	2	0
	04/2024	JPY	108,179		716	1	0
	04/2024	KRW	200,814		150	1	0
	05/2024		$51	BRL	255	0	0
	05/2024		716	JPY	107,687	0	(1)
	06/2024	KRW	232,895		$175	2	0
	06/2024	TWD	17,437		553	6	0
	06/2024		$38	IDR	601,691	0	0
	06/2024		44	INR	3,659	0	0
	06/2024		300	MXN	5,066	1	0
	07/2024		42	PLN	165	0	(1)
BPS	04/2024	BRL	1,998		$401	2	0
	04/2024	CAD	104		77	0	0
	04/2024	CNH	2,931		408	4	0
	04/2024	CNY	4,482		631	0	0
	04/2024	EUR	222		240	1	0
	04/2024	GBP	398		504	1	0
	04/2024	IDR	3,962,098		250	1	0
	04/2024		$401	BRL	1,998	0	(3)
	04/2024		116	CNH	843	0	0
	05/2024	BRL	1,998		$400	3	0
	05/2024	CNH	842		116	0	0
	05/2024	EUR	1,150		1,242	0	0
	05/2024	TWD	765		25	1	0
	06/2024	KRW	2,379,968		1,796	25	0
	06/2024	TWD	21,949		712	24	0
	06/2024		$46	INR	3,810	0	0
	06/2024		760	TWD	23,797	0	(13)
	07/2024		442	PLN	1,791	6	0
BRC	04/2024	CNH	5,270		$733	7	0
	04/2024		$670	HUF	243,331	0	(4)
	04/2024		282	TRY	9,250	0	(5)
	05/2024	GBP	994		$1,257	2	0
	05/2024		$555	TRY	18,902	3	0
	06/2024	CZK	16,676		$722	11	0
	06/2024		$679	CZK	15,808	0	(5)
	06/2024		13	INR	1,100	0	0
	06/2024		404	MXN	6,851	3	0
	06/2024		440	TRY	15,900	9	0
CBK	04/2024	BRL	9,418		$1,878	0	0
	04/2024	CAD	1,178		872	3	0
	04/2024	CNH	6,021		832	3	0
	04/2024		$1,888	BRL	9,418	0	(11)
	04/2024		242	MXN	4,058	2	0
	04/2024		436	ZAR	8,276	0	0
	05/2024	EUR	1,989		$2,157	9	0
	05/2024		$3,867	BRL	19,405	0	(10)
	06/2024	MXN	15,682		$924	0	(8)
	06/2024	PEN	2,520		677	1	0
	06/2024		$121	MXN	2,041	0	0
	07/2024		102	PLN	409	0	0
FAR	04/2024	BRL	1,380		$276	1	0
	04/2024	EUR	6,257		6,802	51	0
	04/2024		$279	BRL	1,380	0	(4)
GLM	04/2024	BRL	700		$140	1	0
	04/2024		$140	BRL	700	0	0
	04/2024		23	HUF	8,304	0	0
	05/2024		571	TRY	19,755	10	0
	06/2024	IDR	785,748		$50	0	0
	07/2024		$135	PLN	542	1	0
	09/2024		314	TRY	12,533	8	0

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

03/2025	154	7,355	4	0
JPM	04/2024	BRL	1,131	$226	1	0
04/2024	CNH	530	73	0	0
04/2024	$227	BRL	1,131	0	(1)
05/2024	368	1,823	0	(6)
05/2024	172	TRY	5,863	0	0
06/2024	MXN	19	$1	0	0
06/2024	TWD	15,567	506	18	0
06/2024	$1,110	IDR	17,473,773	0	(12)
06/2024	1,526	INR	126,753	0	(9)
07/2024	226	BRL	1,141	0	(1)
03/2025	37	TRY	1,817	1	0
MBC	04/2024	CNH	7,883	$1,095	9	0
04/2024	EUR	64	70	1	0
04/2024	$5,201	CAD	7,053	6	0
04/2024	119	TRY	3,868	1	0
05/2024	CAD	7,050	$5,201	0	(6)
05/2024	$112	ZAR	2,137	0	0
06/2024	20	INR	1,664	0	0
MYI	04/2024	CAD	5,235	$3,856	0	(9)
04/2024	CNH	2,190	306	4	0
04/2024	HUF	252,394	692	2	0
04/2024	$738	CNY	5,246	0	0
04/2024	8,318	EUR	7,686	0	(26)
05/2024	CNY	5,254	$738	1	0
05/2024	EUR	7,686	8,328	26	0
06/2024	$161	IDR	2,498,333	0	(4)
06/2024	53	INR	4,366	0	0
06/2024	199	MXN	3,338	0	0
07/2024	26	PLN	103	0	0
RBC	04/2024	CAD	123	$90	0	0
04/2024	MXN	8	0	0	0
06/2024	KRW	535,492	403	5	0
06/2024	TWD	14,570	462	5	0
06/2024	$345	IDR	5,431,052	0	(4)
06/2024	427	INR	35,536	0	(2)
SCX	04/2024	CNH	9,541	$1,328	13	0
04/2024	CNY	852	120	0	0
04/2024	GBP	51	65	0	0
04/2024	$729	JPY	108,616	0	(12)
06/2024	273	INR	22,770	0	(1)
SOG	04/2024	BRL	1,318	$264	1	0
04/2024	$264	BRL	1,318	0	(1)
05/2024	69	346	0	0
SSB	04/2024	BRL	473	$95	0	0
04/2024	$94	BRL	473	0	0
05/2024	845	MXN	14,352	13	0
06/2024	KRW	301,146	$228	4	0
06/2024	TWD	2,487	78	0	0
06/2024	$285	INR	23,792	0	0
UAG	04/2024	GBP	175	$222	1	0
04/2024	ZAR	4,722	252	3	0
06/2024	TWD	70,003	2,243	47	0

Total Forward Foreign Currency Contracts	$380	$(160)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.915%	$1,000	$(5)	$8	$3	$0

Total Swap Agreements	$(5)	$8	$3	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,084	$1,217	$7,301
Corporate Bonds & Notes
Banking & Finance	0	55,353	945	56,298
Industrials	0	71,929	1,600	73,529
Utilities	0	12,173	0	12,173
Municipal Bonds & Notes
California	0	307	0	307
U.S. Government Agencies	0	222,457	0	222,457
U.S. Treasury Obligations	0	50,551	0	50,551
Non-Agency Mortgage-Backed Securities	951	106,668	5,004	112,623
Asset-Backed Securities	0	180,958	14,047	195,005
Sovereign Issues	0	8,393	0	8,393
Short-Term Instruments
Repurchase Agreements	0	67,800	0	67,800

$951	$782,673	$22,813	$806,437
Investments in Affiliates, at Value
Mutual Funds	3,386	0	0	3,386

Total Investments	$4,337	$782,673	$22,813	$809,823

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(31,271)	$0	$(31,271)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	64	0	64
Over the counter	0	383	0	383

$0	$447	$0	$447
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(40)	0	(40)
Over the counter	0	(160)	0	(160)

$0	$(200)	$0	$(200)

Total Financial Derivative Instruments	$0	$247	$0	$247

Totals	$4,337	$751,649	$22,813	$778,799

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2024:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,217	$0	$0	$0	$0	$0	$0	$1,217	$0
Corporate Bonds & Notes
Banking & Finance	0	943	0	7	0	(5)	0	0	945	0
Industrials	0	1,600	0	0	0	0	0	0	1,600	0
Non-Agency Mortgage-Backed Securities	0	5,000	0	0	0	4	0	0	5,004	0
Asset-Backed Securities	0	14,055	(25)	0	0	17	0	0	14,047	0

Totals	$0	$22,815	$(25)	$7	$0	$16	$0	$0	$22,813	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,217	Recent Transaction	Purchase Price	100.000	—
Corporate Bonds & Notes
Banking & Finance	945	Proxy pricing	Base Price	94.271	—
Industrials	1,600	Recent Transaction	Purchase Price	100.000	—

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Non-Agency Mortgage-Backed Securities	5,004	Proxy pricing	Base Price	99.999	—
Asset-Backed Securities	31	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
	14,016	Proxy pricing	Base Price	100.000 - 100.469	100.034

Total	$22,813

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.2% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Toledo Hospital
5.325% due 11/15/2028	$250	$235
6.015% due 11/15/2048	200	169

Total Corporate Bonds & Notes (Cost $350)		404

MUNICIPAL BONDS & NOTES 87.4%
ALABAMA 1.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,400	1,493
5.500% due 10/01/2054	400	438
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	400	423
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	233	235

		2,589

ALASKA 0.2%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	250	266

ARIZONA 1.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.250% due 01/01/2040	480	301
4.400% due 02/01/2048	1,000	1,000
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	1,000	1,127

		2,428

ARKANSAS 0.9%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	200	198
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	550
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	500	490

		1,238

CALIFORNIA 9.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (e)	500	279
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	1,006
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	428
5.250% due 01/01/2054	250	264
5.250% due 11/01/2054	700	753
5.500% due 10/01/2054	200	221
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	800	666
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	85
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 06/01/2050	500	479
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	235
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,044
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2040 ^(b)	250	19
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	600	595

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	400	410
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	273
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	250	253
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	500	421
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 3.500% due 10/01/2046	500	405
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (e)	200	108
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	8,000	907
3.850% due 06/01/2050	885	830
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	250	262
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	500	494
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	150	150
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	900	965
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2038	650	687
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (c)	500	487
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	1,000	174

		12,900

COLORADO 2.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.190% (MUNIPSA) due 05/15/2061 ~	500	497
5.000% due 05/15/2062	1,500	1,555
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	500	540
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2031	440	469
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2053	1,000	1,051

		4,112

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	250	235

DISTRICT OF COLUMBIA 0.8%
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
5.000% due 07/15/2037	500	578
5.000% due 07/15/2048	500	546

		1,124

FLORIDA 3.7%
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,000	1,070
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,060
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	500	516
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	400	429
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	510	566
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	500	500
Palm Beach County, Florida Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2029	375	395
Village Community Development District No 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	500	426
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	250	253

		5,215

GEORGIA 3.3%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,058
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	500	564

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	1,000	1,008
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	400	428
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	500	536
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	500	504
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	529

		4,627

IDAHO 0.9%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	1,000	997
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	250	196

		1,193

ILLINOIS 5.3%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	250	250
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	500	520
5.500% due 01/01/2055	1,000	1,074
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	500	537
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	500	509
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	1,000	1,139
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	1,000	1,006
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,250	1,341
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,000	1,051

		7,427

INDIANA 1.5%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	250	250
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	250	233
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 5.750% due 03/01/2043	300	328
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	101
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	101
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	1,000	1,016

		2,029

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	500	522

KENTUCKY 0.9%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2040	500	501
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2038	700	783

		1,284

LOUISIANA 0.7%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 4.000% due 12/01/2046	200	200
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022 5.000% due 08/15/2026	475	491
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2040	250	279

		970

MASSACHUSETTS 2.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	1,000	1,112

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2046	700	773
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	1,000	967

		2,852

MICHIGAN 3.5%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	198
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	300	342
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	490	512
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	750	835
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,500	283
5.000% due 06/01/2040	750	788
Michigan Finance Authority Revenue Bonds, Series 2024 5.500% due 02/28/2049 (a)	500	550
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	500	555
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031	750	836

		4,899

MINNESOTA 0.8%
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2054	1,000	1,086

MULTI-STATE 1.5%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.141% due 01/25/2040	397	383
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.959% due 12/25/2036	697	677
4.548% due 08/25/2040	998	994

		2,054

NEVADA 1.1%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	500	493
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	400	408
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	133
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	500	508

		1,542

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	496	463
New Hampshire Business Finance Authority Revenue Notes, Series 2022 4.000% due 12/01/2028	1,000	1,003

		1,466

NEW JERSEY 2.7%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	500	544
New Jersey Educational Facilities Authority Revenue Bonds, Series 2023 4.625% due 09/01/2048	250	259
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,072
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2037	500	575
New Jersey Turnpike Authority Revenue Bonds, Series 2024 5.250% due 01/01/2054 (a)	1,000	1,103
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	235	239

		3,792

NEW MEXICO 0.3%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	349

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NEW YORK 13.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.618% due 08/25/2041 ~	700	715
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.550% due 06/15/2050	1,500	1,500
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2041	250	284
New York City, New York General Obligation Bonds, Series 2024 5.250% due 04/01/2054 (a)	500	549
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	200	223
5.250% due 06/15/2053	300	332
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	500	568
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.250% due 02/01/2053	1,000	1,104
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	350	350
5.150% due 11/15/2034	235	236
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2038	1,000	1,171
New York State Dormitory Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	500	531
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	1,500	1,448
5.000% due 03/15/2041	500	553
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2046	1,000	1,097
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	500	544
5.000% due 03/15/2063	1,000	1,067
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2044	500	550
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	500	546
6.000% due 04/01/2035	500	568
6.000% due 06/30/2054	500	554
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	250	258
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	550	553
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 4.000% due 11/01/2041	1,765	1,746
Riverhead IDA Economic Job Development Corp., New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	1,000	1,006
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	1,500	157
4.000% due 06/01/2050	300	280
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	500	580

		19,070

NORTH DAKOTA 0.4%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2041	525	569

OHIO 2.2%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	500	519
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	7,400	773
4.000% due 06/01/2048	500	465
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	500	500
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	505
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	400	367

		3,129

OKLAHOMA 0.8%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	500	515

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	600	664

		1,179

OREGON 0.8%
Oregon State General Obligation Notes, Series 2022 4.500% due 06/01/2045	1,100	1,100

PENNSYLVANIA 3.4%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	500	498
Commonwealth of Pennsylvania General Obligation Bonds, Series 2016 4.000% due 09/15/2034	500	509
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.740% (MUNIPSA) due 08/15/2038 ~(f)	970	959
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	500	517
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	255
5.000% due 12/31/2038	500	504
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2039	500	563
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	956

		4,761

PUERTO RICO 3.2%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	256	148
0.000% due 11/01/2051	2,077	1,151
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	400	378
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	363	348
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	500	160
0.000% due 07/01/2051 (c)	5,400	1,266
5.000% due 07/01/2058	750	753
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	250	252

		4,456

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	750	758
5.000% due 06/01/2050	200	201

		959

SOUTH CAROLINA 1.3%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022 4.250% due 02/01/2041	625	653
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	200	217
South Carolina Public Service Authority Revenue Bonds, (BAM,NPFGC Insured), Series 2013 4.000% due 12/01/2049	1,000	951

		1,821

TENNESSEE 0.7%
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	1,001

TEXAS 7.8%
Aledo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	100	108
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 5.250% due 12/01/2045	250	250
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	250	137
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	700	767
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	500	531
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 4.400% due 10/01/2041	2,500	2,500
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	100	110

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/01/2048	500	546
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,500	1,583
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	227
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	500	515
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050 (a)	500	520
Mission Economic Development Corp., Texas Revenue Bonds, Series 2020 4.100% due 05/01/2046	500	500
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	187
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	400	433
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	250	255
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	600	634
5.000% due 10/15/2057	250	269
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	500	539
5.000% due 10/15/2058	300	324

		10,935

UTAH 0.2%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2037	300	339

VIRGINIA 0.3%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	470	451

WASHINGTON 1.8%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	350	348
Washington State General Obligation Bonds, Series 2023 5.000% due 06/01/2040	1,000	1,135
Washington State General Obligation Bonds, Series 2024 5.000% due 02/01/2043	500	562
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	499	450

		2,495

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	300	340

WISCONSIN 2.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	250
4.000% due 03/31/2056	250	205
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	378
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	750	717
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	1,000	365
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.600% due 04/01/2035	1,000	1,000

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Wisconsin State General Obligation Notes, Series 2022 4.060% (MUNIPSA) due 05/01/2025 ~	240	239

		3,154

Total Municipal Bonds & Notes (Cost $118,442)		121,958

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac 2.896% due 04/25/2043 ~	199	164

Total U.S. Government Agencies (Cost $158)		164

SHORT-TERM INSTRUMENTS 16.4%
REPURCHASE AGREEMENTS (g) 15.6%		21,700

U.S. TREASURY BILLS 0.8%
5.385% due 04/16/2024 (c)(d)	1,100	1,098

Total Short-Term Instruments (Cost $22,798)		22,798

Total Investments in Securities (Cost $141,748)		145,324

Total Investments 104.2% (Cost $141,748)		$145,324
Financial Derivative Instruments (h) 0.0%(Cost or Premiums, net $0)		6
Other Assets and Liabilities, net (4.2)%		(5,872)

Net Assets 100.0%		$139,458

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^					Security is in default.
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					When-issued security.
	(b)					Security is not accruing income as of the date of this report.
	(c)					Zero coupon security.
	(d)					Coupon represents a yield to maturity.
	(e)					Security becomes interest bearing at a future date.
	(f)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.740%			08/15/2038	09/14/2021	$988	$959	0.69%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.430%	03/28/2024	04/01/2024	$21,700	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	$(22,196)	$21,700	$21,713

Total Repurchase Agreements						$(22,196)	$21,700	$21,713

	(1)					Includes accrued interest.
	(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2024			79	$(8,753)	$(60)	$6	$0

Total Futures Contracts						$(60)	$6	$0

Cash of $174 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$404	$0	$404
Municipal Bonds & Notes
	Alabama			0	2,589	0	2,589
	Alaska			0	266	0	266
	Arizona			0	2,428	0	2,428
	Arkansas			0	1,238	0	1,238
	California			0	12,900	0	12,900
	Colorado			0	4,112	0	4,112
	Delaware			0	235	0	235
	District of Columbia			0	1,124	0	1,124
	Florida			0	5,215	0	5,215
	Georgia			0	4,627	0	4,627

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Idaho	0	1,193	0	1,193
Illinois	0	7,427	0	7,427
Indiana	0	2,029	0	2,029
Iowa	0	522	0	522
Kentucky	0	1,284	0	1,284
Louisiana	0	970	0	970
Massachusetts	0	2,852	0	2,852
Michigan	0	4,899	0	4,899
Minnesota	0	1,086	0	1,086
Multi-State	0	2,054	0	2,054
Nevada	0	1,542	0	1,542
New Hampshire	0	1,466	0	1,466
New Jersey	0	3,792	0	3,792
New Mexico	0	349	0	349
New York	0	19,070	0	19,070
North Dakota	0	569	0	569
Ohio	0	3,129	0	3,129
Oklahoma	0	1,179	0	1,179
Oregon	0	1,100	0	1,100
Pennsylvania	0	4,761	0	4,761
Puerto Rico	0	4,456	0	4,456
Rhode Island	0	959	0	959
South Carolina	0	1,821	0	1,821
Tennessee	0	1,001	0	1,001
Texas	0	10,935	0	10,935
Utah	0	339	0	339
Virginia	0	451	0	451
Washington	0	2,495	0	2,495
West Virginia	0	340	0	340
Wisconsin	0	3,154	0	3,154
U.S. Government Agencies	0	164	0	164
Short-Term Instruments
Repurchase Agreements	0	21,700	0	21,700
U.S. Treasury Bills	0	1,098	0	1,098

Total Investments	$0	$145,324	$0	$145,324

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$6	$0	$6

Total Financial Derivative Instruments	$0	$6	$0	$6

Totals	$0	$145,330	$0	$145,330

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3% ¤
CORPORATE BONDS & NOTES 53.1%
BANKING & FINANCE 40.5%
Allstate Corp. 8.507% (TSFR3M + 3.200%) due 08/15/2053 ~		$646	$647
American International Group, Inc. 5.750% due 04/01/2048 •		400	394
Banco Bilbao Vizcaya Argentaria SA 9.375% due 03/19/2029 •(d)(e)		1,061	1,144
Banco Santander SA
9.625% due 11/21/2028 •(d)(e)		200	214
9.625% due 05/21/2033 •(d)(e)		600	662
Bank of Nova Scotia
3.625% due 10/27/2081 •(e)(f)		979	782
8.000% due 01/27/2084 •(e)		200	204
8.625% due 10/27/2082 •(e)		200	209
Barclays PLC
8.000% due 03/15/2029 •(d)(e)		842	842
9.625% due 12/15/2029 •(d)(e)		800	850
BBVA Bancomer SA 8.125% due 01/08/2039 •(e)		500	518
BNP Paribas SA
8.000% due 08/22/2031 •(d)(e)		1,100	1,125
8.500% due 08/14/2028 •(d)(e)		699	732
9.250% due 11/17/2027 •(d)(e)		969	1,042
BPCE SA 6.508% due 01/18/2035 •		400	407
Burford Capital Global Finance LLC 9.250% due 07/01/2031		695	737
Cooperatieve Rabobank UA 4.875% due 06/29/2029 •(d)(e)	EUR	800	815
Corebridge Financial, Inc. 6.875% due 12/15/2052 •		$843	845
Credit Agricole SA
8.125% due 12/23/2025 •(d)(e)		1,000	1,022
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		800	92
Danske Bank AS 7.000% due 06/26/2025 •(d)(e)		500	497
Deutsche Bank AG
4.789% due 04/30/2025 •(d)(e)		600	558
7.500% due 04/30/2025 •(d)(e)		600	591
Global Atlantic Fin Co.
4.400% due 10/15/2029		586	545
4.700% due 10/15/2051 •		200	180
HSBC Holdings PLC 6.375% due 03/30/2025 •(d)(e)		1,000	994
ING Groep NV 8.000% due 05/16/2030 •(d)(e)		900	914
Intesa Sanpaolo SpA
7.700% due 09/17/2025 •(d)(e)		400	399
8.248% due 11/21/2033 •		1,074	1,200
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(d)(e)		982	977
8.000% due 09/27/2029 •(d)(e)		1,933	1,951
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(d)(e)		800	865
Morgan Stanley 5.942% due 02/07/2039 •		400	398
Munich Re 5.875% due 05/23/2042 •		400	407
NatWest Group PLC
4.600% due 06/28/2031 •(d)(e)		1,053	822
6.000% due 12/29/2025 •(d)(e)		300	294
8.000% due 08/10/2025 •(d)(e)		772	777
Newmark Group, Inc. 7.500% due 01/12/2029		500	515
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		400	419
Prudential Financial Inc. 6.500% due 03/15/2054 •		400	407

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Prudential Financial, Inc.
5.125% due 03/01/2052 •	1,200	1,127
6.000% due 09/01/2052 •	1,418	1,413
Societe Generale SA
9.375% due 11/22/2027 •(d)(e)	484	502
10.000% due 11/14/2028 •(d)(e)	200	213
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(d)(e)	900	903
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)(e)	400	342
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •(b)	300	300
Toronto-Dominion Bank 8.125% due 10/31/2082 •(e)	1,228	1,291
UBS Group AG
7.750% due 04/12/2031 •(d)(e)	800	825
9.250% due 11/13/2028 •(d)(e)	300	326
9.250% due 11/13/2033 •(d)(e)	900	1,018
UniCredit SpA
8.000% due 06/03/2024 •(d)(e)	300	301
Voya Financial, Inc. 4.700% due 01/23/2048 •	1,136	968

		36,522

INDUSTRIALS 4.3%
Enbridge, Inc. 5.750% due 07/15/2080 •	715	678
Enterprise Products Operating LLC
5.375% due 02/15/2078 •	735	687
8.573% (TSFR3M + 3.248%) due 08/16/2077 ~	489	489
Plains All American Pipeline LP 9.679% (TSFR3M + 4.372%) due 04/29/2024 ~(d)	698	697
Southern Co. 3.750% due 09/15/2051 •	1,448	1,355

		3,906

UTILITIES 8.3%
American Electric Power Co., Inc. 3.875% due 02/15/2062 •	368	332
BP Capital Markets PLC 6.450% due 12/01/2033 •(d)	1,100	1,142
British Telecommunications PLC
4.250% due 11/23/2081 •	500	472
4.875% due 11/23/2081 •	325	289
CMS Energy Corp. 3.750% due 12/01/2050 •	700	574
Duke Energy Corp. 3.250% due 01/15/2082 •	577	516
Edison International 8.125% due 06/15/2053 •	200	207
Electricite de France SA 9.125% due 03/15/2033 •(d)	1,215	1,342
NextEra Energy Capital Holdings, Inc. 6.700% due 09/01/2054 •	900	905
Sempra 4.125% due 04/01/2052 •	1,120	1,039
Transcanada Trust 5.600% due 03/07/2082 •	436	399
Vodafone Group PLC 5.125% due 06/04/2081 •	300	227

		7,444

Total Corporate Bonds & Notes (Cost $45,839)		47,872

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds
3.625% due 05/15/2053	196	172
4.000% due 11/15/2042 (g)	1,952	1,840
U.S. Treasury STRIPS
0.000% due 08/15/2042 (a)	1,700	726

Total U.S. Treasury Obligations (Cost $2,922)		2,738

	SHARES
PREFERRED SECURITIES 42.2%
BANKING & FINANCE 37.7%
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	771,000	738

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	1,416,000	1,126
American Express Co. 3.550% due 09/15/2026 •(d)	400,000	370
Bank of America Corp.
4.375% due 01/27/2027 •(d)	1,333,000	1,256
5.875% due 03/15/2028 •(d)	1,618,000	1,591
8.738% (TSFR3M + 3.397%) due 04/29/2024 ~(d)	1,300,000	1,303
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(d)	400,000	380
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	2,336,000	1,974
5.375% due 06/01/2025 •(d)	600,000	596
Citigroup, Inc.
7.375% due 05/15/2028 •(d)	1,031,000	1,073
7.625% due 11/15/2028 •(d)	610,000	640
CoBank ACB 6.450% due 10/01/2027 •(d)	400,000	397
Discover Financial Services 5.500% due 10/30/2027 •(d)	1,401,000	1,206
Dresdner Funding Trust 8.151% due 06/30/2031	400,000	440
Equitable Holdings, Inc. 4.950% due 09/15/2025 •(d)	431,000	423
Goldman Sachs Group, Inc.
4.400% due 02/10/2025 •(d)	650,000	631
7.500% due 02/10/2029 •(d)	550,000	583
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(d)	417,000	525
JPMorgan Chase & Co.
4.600% due 02/01/2025 •(d)	1,082,000	1,067
6.125% due 04/30/2024 •(d)	400,000	400
6.875% due 06/01/2029 •(d)	1,700,000	1,763
8.148% (TSFR3M + 2.842%) due 05/01/2024 ~(d)	700,000	703
9.348% (TSFR3M + 4.042%) due 05/01/2024 ~(d)	700,000	702
MetLife Capital Trust 7.875% due 12/15/2067	1,400,000	1,505
MetLife, Inc. 5.875% due 03/15/2028 •(d)	1,074,000	1,075
Morgan Stanley
5.875% due 09/15/2026 ~(d)	400,000	394
8.751% (TSFR3M + 3.422%) due 12/15/2025 ~(d)	400,000	415
PNC Financial Services Group, Inc.
5.000% due 11/01/2026 •(d)	295,000	284
6.000% due 05/15/2027 •(d)	700,000	686
6.200% due 09/15/2027 •(d)	200,000	200
6.250% due 03/15/2030 •(d)	1,139,000	1,104
8.643% (TSFR3M + 3.302%) due 06/01/2024 ~(d)	200,000	201
State Street Corp. 6.700% due 03/15/2029 •(d)	600,000	612
SVB Financial Group 4.100% due 02/15/2031 ^(c)(d)	1,200,000	19
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 ~(d)	26,100	653
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	1,296,000	1,208
U.S. Bancorp
3.700% due 01/15/2027 •(d)	300,000	260
5.300% due 04/15/2027 •(d)	1,688,000	1,620
Voya Financial, Inc. 7.758% due 09/15/2028 •(d)	425,000	440
Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	1,651,000	1,572
5.900% due 06/15/2024 ~(d)	600,000	600
7.625% due 09/15/2028 •(d)	1,233,000	1,318

		34,053

INDUSTRIALS 0.8%
General Motors Financial Co., Inc. 5.700% due 09/30/2030 •(d)	720,000	686

UTILITIES 3.7%
AT&T, Inc. 4.750% due 02/18/2025 (d)	30,700	617
Edison International 5.000% due 12/15/2026 •(d)	719,000	683
Energy Transfer LP
6.625% due 02/15/2028 •(d)	846,000	793
7.125% due 05/15/2030 •(d)	900,000	883

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

SCE Trust 7.500% due 11/22/2028 (d)	12,000	320

		3,296

Total Preferred Securities (Cost $37,006)		38,035

Total Investments in Securities (Cost $85,767)		88,645

Total Investments 98.3% (Cost $85,767)		$88,645
Financial Derivative Instruments (h)(i) 0.0%(Cost or Premiums, net $(25))		8
Other Assets and Liabilities, net 1.7%		1,565

Net Assets 100.0%		$90,218

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of Nova Scotia	3.625%	10/27/2081	01/18/2023 - 05/23/2023	$734	$782	0.87%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BPG	5.430%	03/25/2024	04/18/2024	$(763)	$(764)

Total Sale-Buyback Transactions	$(764)

(g)	Securities with an aggregate market value of $754 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(705) at a weighted average interest rate of 5.417%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	46	$9,406	$(12)	$0	$(11)
U.S. Treasury 10-Year Note June Futures	06/2024	2	222	1	0	0
U.S. Treasury Long-Term Bond June Futures	06/2024	6	723	4	1	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	53	6,837	52	25	(17)

$45	$26	$(29)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl June Futures	06/2024	2	$(255)	$(1)	$0	$(1)
Euro-Bund June Futures	06/2024	2	(288)	(4)	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2024	44	(4,709)	(9)	6	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	10	(1,146)	(1)	1	0

$3	$7	$(3)

Schedule of Investments ETF-PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Total Futures Contracts							$48	$33		$(32)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(2)	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2029	$4,400	$(19)	$49	$30	$13	$0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	700	(6)	9	3	1	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	300	4	(5)	(1)	0	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	300	(4)	(1)	(5)	1	0

Total Swap Agreements						$(25)	$52	$27	$15	$0

Cash of $796 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered		Currency to be Received	Asset		Liability

BOA	04/2024			EUR	3,172		$3,435	$13		$0
BPS	04/2024				$1,410	EUR	1,289	0		(20)
DUB	05/2024			EUR	914		$991	4		0
MYI	04/2024				$1,052	EUR	969	0		(6)

Total Forward Foreign Currency Contracts								$17		$(26)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$36,522	$0	$36,522
Industrials						0	3,906	0	3,906
Utilities						0	7,444	0	7,444
U.S. Treasury Obligations						0	2,738	0	2,738
Preferred Securities
Banking & Finance						653	33,400	0	34,053
Industrials						0	686	0	686
Utilities						937	2,359	0	3,296

Total Investments						$1,590	$87,055	$0	$88,645

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	48	0	48
Over the counter						0	17	0	17

						$0	$65	$0	$65
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(2)	(30)	0	(32)
Over the counter						0	(26)	0	(26)

						$(2)	$(56)	$0	$(58)

Total Financial Derivative Instruments						$(2)	$9	$0	$7

Totals						$1,588	$87,064	$0	$88,652

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 89.1%
ABG Intermediate Holdings 2 LLC 8.927% due 12/21/2028	$2,300	$2,311
Acrisure LLC 9.830% (TSFR1M + 4.500%) due 11/06/2030 ~	599	602
Advantage Sales & Marketing, Inc. TBD% due 10/28/2027	600	602
Al Aqua Merger Sub, Inc.
4.250% - 9.579% (TSFR1M + 4.250%) due 07/31/2028 ~µ	550	553
4.250% - 9.579% (TSFR1M + 3.750%) due 07/31/2028 ~	4,156	4,168
Albion Financing 3 SARL TBD% due 08/17/2026	990	995
Alliance Laundry Systems LLC TBD% due 10/08/2027	1,342	1,348
Alliant Holdings Intermediate LLC 8.827% (TSFR1M + 3.500%) due 11/06/2030 ~	1,955	1,965
Allied Universal Holdco LLC TBD% due 05/12/2028	2,054	2,054
Altar Bidco, Inc. 7.947% due 02/01/2029	250	250
Altice France SA 10.814% (TSFR03M + 5.500%) due 08/15/2028 ~	440	352
Amer Sports Co. 8.576% (TSFR03M + 3.250%) due 02/17/2031 ~	600	601
American Airlines, Inc. 10.329% (TSFR03M + 4.750%) due 04/20/2028 ~	2,409	2,506
Amynta TBD% due 02/28/2028	796	800
AP Core Holdings LLC 10.945% due 09/01/2027	650	638
Applied Systems, Inc. 8.809% (TSFR03M + 3.500%) due 02/24/2031 ~	1,893	1,907
AppLovin Corp.
TBD% due 08/16/2030	1,500	1,501
Arches Buyer, Inc. 8.680% (TSFR1M + 3.250%) due 12/06/2027 ~	693	673
Armor Holding LLC 9.934% (TSFR06M + 4.500%) due 12/11/2028 ~	246	247
Artera Services LLC TBD% due 02/15/2031	750	754
Ascend Learning LLC 8.930% due 12/11/2028	3,284	3,270
ASP Blade Holdings, Inc. 8.692% due 12/23/2026	2,293	2,252
AssuredPartners, Inc.
TBD% due 02/12/2027	1,219	1,221
TBD% (TSFR1M + 3.500%) due 02/12/2027 ~	1,391	1,394
8.827% (TSFR1M + 3.500%) due 02/14/2031 ~	250	251
Asurion Corp. 9.677% due 08/19/2028	4,874	4,716
Athenahealth Group, Inc. 8.580% (TSFR1M + 3.250%) due 02/15/2029 ~	3,591	3,566
AVSC Holding Corp. TBD% due 10/15/2026	301	303
Bally's Corp. TBD% due 10/02/2028	685	645
Barracuda Networks, Inc. 9.813% (TSFR03M + 4.500%) due 08/15/2029 ~	499	497
Bausch & Lomb Corp.
TBD% due 05/10/2027	3,058	3,029
9.330% (TSFR1M + 4.000%) due 09/29/2028 ~	846	847
BCPE Empire Holdings, Inc. 9.330% (TSFR1M + 4.000%) due 12/11/2028 ~	1,140	1,143
Berlin Packaging LLC 8.577% - 8.690% (TSFR03M + 3.250%) due 03/11/2028 ~	499	498
BIP PipeCo Holdings LLC 8.580% (TSFR03M + 3.250%) due 12/06/2030 ~	675	677
Birkenstock GmbH & Co. KG TBD% due 04/28/2028	98	98
Blackhawk Network Holdings, Inc. 10.327% (TSFR1M + 5.000%) due 03/12/2029 ~	700	702
Bmc Software, Inc. 9.580% (TSFR1M + 4.250%) due 12/29/2028 ~	1,945	1,960

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Brookfield WEC Holdings, Inc. TBD% due 01/27/2031	2,872	2,872
Cabinetworks Group TBD% due 05/17/2028	2,000	1,831
Caesars Entertainment Corp. 8.663% (TSFR03M + 3.250%) due 02/06/2030 ~	1,189	1,194
Carnival Corp. 8.319% (TSFR1M + 3.000%) due 08/08/2027 ~	922	924
Castlelake Aviation Ltd. TBD% due 10/22/2027	444	445
Cengage Learning, Inc. TBD% due 03/22/2031	900	900
Central Parent, Inc. 9.309% (TSFR03M + 4.000%) due 07/06/2029 ~	1,981	1,990
Chamberlain Group, Inc. TBD% due 11/03/2028	1,513	1,513
CHARLOTTE BUYER, Inc. TBD% due 02/11/2028	499	501
Charter NEX US, Inc. 8.827% (TSFR1M + 3.500%) due 12/01/2027 ~	1,987	1,993
Chobani, LLC 9.075% (TSFR1M + 3.750%) due 10/25/2027 ~	998	1,004
Clarios Global LP 8.330% (TSFR1M + 3.000%) due 05/06/2030 ~	798	801
Cloud Software Group, Inc.
TBD% due 09/29/2028	2,239	2,233
TBD% due 03/21/2031	1,500	1,492
9.909% due 03/30/2029	2,972	2,962
Clydesdale Acquisition Holdings, Inc. 9.105% (TSFR1M + 3.675%) due 04/13/2029 ~	4,077	4,087
CNT Holdings I Corp. 8.817% (TSFR03M + 3.500%) due 11/08/2027 ~	1,400	1,404
Cohesity
TBD% due 03/08/2031 «µ	74	74
TBD% due 03/08/2031 «	700	700
Cornerstone OnDemand, Inc. TBD% due 10/16/2028	246	242
Cotiviti, Inc. TBD% due 02/21/2031	2,400	2,397
CQP Holdco LP 8.302% (TSFR03M + 3.000%) due 12/31/2030 ~	1,328	1,334
Crash Champions LLC 10.074% (TSFR03M + 4.750%) due 02/23/2029 ~	450	452
Creative Artists Agency LLC
TBD% due 11/27/2028	2,169	2,176
Crown Subsea Communications Holding, Inc. 10.067% (TSFR03M + 4.750%) due 01/30/2031 ~	575	579
Cushman & Wakefield U.S. Borrower LLC TBD% due 01/31/2030	200	200
Deerfield Dakota Holding LLC TBD% due 04/09/2027	2,341	2,332
DirecTV Financing LLC
10.445% (TSFR1M + 5.000%) due 08/02/2027 ~	193	194
10.695% (TSFR1M + 5.250%) due 08/02/2029 ~	2,327	2,329
Dotdash Meredith, Inc. TBD% due 12/01/2028	246	244
Dun & Bradstreet Corp. 8.082% (TSFR1M + 2.750%) due 01/18/2029 ~	615	616
Edelman Financial Center LLC 8.945% (TSFR1M + 3.500%) due 04/07/2028 ~	2,837	2,841
Ellucian TBD% due 10/09/2029	683	687
Embecta Corp. TBD% due 03/30/2029	700	650
Endure Digital, Inc. 9.422% (TSFR06M + 3.500%) due 02/10/2028 ~	490	480
Ensono LP 9.442% - 9.447% (TSFR03M + 4.000%) due 05/26/2028 ~	339	330
Entain Holdings Gibraltar Ltd. 8.909% due 10/31/2029	99	100
Epicor Software Corp. TBD% due 07/30/2027	1,212	1,217
eResearchTechnology, Inc. TBD% due 02/04/2027	2,143	2,152
Fertitta Entertainment LLC 9.077% (TSFR1M + 3.750%) due 01/27/2029 ~	3,871	3,885
Fiesta Purchaser, Inc. 9.312% - 9.327% (TSFR1M + 4.000%) due 02/12/2031 ~	875	877
First Brands Group, LLC 10.574% (TSFR03M + 5.000%) due 03/30/2027 ~	800	802
First Student Bidco, Inc. 8.312% (TSFR03M + 3.000%) due 07/21/2028 ~	934	934
Focus Financial Partners, LLC 8.080% (TSFR1M + 2.750%) due 06/30/2028 ~	844	843
Fogo De Chao, Inc. 10.077% (TSFR1M + 4.750%) due 09/30/2030 ~	700	696

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Fortrea Holdings, Inc. 9.080% (TSFR1M + 3.750%) due 06/30/2030 ~	347	349
Forward Air Corp. 9.827% (TSFR1M + 4.500%) due 12/19/2030 ~	581	573
Foundation Building Materials Holding Co. LLC 8.824% (TSFR03M + 3.250%) due 01/31/2028 ~	1,332	1,335
Garda World Security Corp. 9.583% (TSFR03M + 4.250%) due 02/01/2029 ~	250	251
Graham Packaging Co., Inc. 8.445% (TSFR1M + 3.000%) due 08/04/2027 ~	1,830	1,832
Gray Television, Inc. 8.440% (TSFR1M + 3.000%) due 12/01/2028 ~	499	469
Great Outdoors Group LLC 9.195% (TSFR1M + 3.750%) due 03/06/2028 ~	792	793
Grinding Media, Inc. 9.591% (TSFR03M + 4.000%) due 10/12/2028 ~	246	246
Hertz Corp.
TBD% due 06/30/2028	834	811
TBD% (TSFR1M + 3.250%) due 06/30/2028 ~	1,469	1,425
Hilton Grand Vacations Borrower LLC TBD% due 01/17/2031	700	702
HUB International Ltd. 8.574% (TSFR03M + 3.250%) due 06/20/2030 ~	1,891	1,894
Hudson River Trading LLC TBD% due 03/20/2028	499	496
iHeartCommunications, Inc.
8.445% due 05/01/2026	775	681
8.695% due 05/01/2026	2,000	1,747
INEOS Enterprises Holdings U.S. Finco LLC 9.193% (TSFR03M + 3.750%) due 07/08/2030 ~	396	397
INEOS U.S. Finance LLC 9.080% (TSFR1M + 3.750%) due 02/07/2031 ~	750	752
Ingram Micro, Inc. TBD% due 06/30/2028	700	702
IRB Holding Corp. 8.177% (TSFR1M + 2.750%) due 12/15/2027 ~	895	896
IRIS Holdings, Inc. TBD% due 06/28/2028	698	669
Isolved, Inc. 9.327% (TSFR1M + 4.000%) due 10/14/2030 ~	750	755
Ivanti Software, Inc. 9.839% due 12/01/2027	590	554
Jane Street Group, LLC TBD% due 01/26/2028	794	795
Janus International Group LLC 8.623% (TSFR03M + 3.250%) due 08/03/2030 ~	348	350
Jazz Financing Lux SARL 8.445% due 05/05/2028	890	895
Kestrel Bidco, Inc. TBD% due 12/11/2026	117	117
Kohler Energy LLC TBD% due 01/30/2031	850	852
LABL, Inc. 10.427% (TSFR1M + 5.000%) due 10/29/2028 ~	1,872	1,838
LBM Acquisition LLC 9.177% (TSFR1M + 3.750%) due 12/17/2027 ~	2,881	2,879
Learning Care Group, Inc. TBD% due 08/11/2028	498	499
Lifepoint Health, Inc. 11.087% due 11/16/2028	973	977
LSF11 A5 HoldCo LLC TBD% due 10/15/2028	746	748
Madison IAQ LLC 8.693% due 06/21/2028	3,811	3,810
Mauser Packaging Solutions Holding Co. 9.326% (TSFR1M + 4.000%) due 08/14/2026 ~	747	750
Mavis Tire Express Services Corp. 9.077% (TSFR1M + 3.750%) due 05/04/2028 ~	1,989	1,995
McAfee LLC 9.176% due 03/01/2029	1,784	1,785
McGraw-Hill Global Education Holdings LLC TBD% due 07/28/2028	3,096	3,105
Medline Borrower LP 8.441% (TSFR1M + 3.000%) due 10/23/2028 ~	5,412	5,430
Merlin Entertainments Ltd. TBD% due 11/12/2029	1,100	1,100
MH SUB I, LLC 9.580% (TSFR1M + 4.250%) due 05/03/2028 ~	4,300	4,280
Michaels Cos., Inc. TBD% due 04/15/2028	2,793	2,513
Mitchell International, Inc. 9.195% (TSFR1M + 3.750%) due 10/15/2028 ~	2,817	2,821
MITER Brands TBD% due 03/21/2031	650	654
Mosel Bidco SE 10.059% (TSFR03M + 4.750%) due 09/16/2030 ~	350	351

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

MPH Acquisition Holdings LLC 9.855% due 09/01/2028	688	666
NCR Atleos LLC TBD% due 03/27/2029	797	802
Neptune Bidco U.S., Inc. TBD% due 04/11/2029	445	412
NFP Corp. TBD% due 02/16/2027	943	945
NGL Energy Partners LP 9.830% (TSFR1M + 4.500%) due 02/02/2031 ~	400	401
Nielsen Consumer, Inc. 11.580% (TSFR1M + 6.250%) due 03/06/2028 ~	499	497
Nouryon Finance BV 9.307% - 9.419% (TSFR03M + 4.000%) due 04/03/2028 ~	995	999
Nuvei Technologies Corp. 8.430% (TSFR1M + 3.000%) due 12/19/2030 ~	499	501
Olympus Water U.S. Holding Corp.
9.321% due 11/09/2028	248	249
9.566% (TSFR03M + 4.250%) due 11/09/2028 ~	498	500
Omnia Partners, LLC 9.074% (TSFR03M + 3.750%) due 07/25/2030 ~	500	503
Ontario Gaming GTA LP 9.559% (TSFR03M + 4.250%) due 08/01/2030 ~	1,000	1,005
Oryx Midstream Services LLC TBD% due 10/05/2028	1,000	1,005
Oscar AcquisitionCo LLC 9.902% due 04/29/2029	2,339	2,348
Packaging Coordinators Midco, Inc. TBD% due 11/30/2027	499	500
Padagis LLC 10.341% due 07/06/2028	275	264
Park River Holdings, Inc. 8.843% (TSFR03M + 3.250%) due 12/28/2027 ~	2,087	2,075
Particle Investments SARL TBD% due 03/19/2031	700	703
Penn National Gaming, Inc. TBD% due 05/03/2029	700	702
Peraton Corp. 9.180% (TSFR1M + 3.750%) due 02/01/2028 ~	1,496	1,498
PetSmart, Inc. TBD% due 02/11/2028	794	793
PG Investment Co. TBD% due 02/24/2031	775	777
Phoenix Guarantor, Inc. 8.577% (TSFR1M + 3.250%) due 02/21/2031 ~	2,129	2,104
PMHC, Inc. TBD% due 04/23/2029	1,191	1,181
Polaris Newco LLC 9.574% due 06/02/2028	4,915	4,874
Project Alpha Intermediate Holding, Inc. 10.063% (TSFR03M + 4.750%) due 10/28/2030 ~	600	604
Proofpoint, Inc. 8.695% (TSFR1M + 3.250%) due 08/31/2028 ~	3,263	3,268
PUG LLC 10.075% (TSFR03M + 4.750%) due 03/15/2030 ~	646	648
Quartz Acquireco LLC 8.809% (TSFR03M + 3.500%) due 06/28/2030 ~	274	275
Quest Software U.S. Holdings, Inc. TBD% due 02/01/2029	2,793	2,135
Radiate Holdco LLC TBD% due 09/25/2026	1,860	1,562
Rand Parent LLC 9.559% (TSFR03M + 4.250%) due 03/17/2030 ~	624	625
RealPage, Inc. 8.445% (TSFR1M + 3.000%) due 04/24/2028 ~	3,676	3,582
Red Rock Resorts TBD% due 03/14/2031	400	400
Red Ventures, LLC TBD% due 03/03/2030	250	249
Renaissance Holdings Corp. 9.577% (TSFR1M + 4.250%) due 04/05/2030 ~	1,594	1,599
Reynolds Group Holdings, Inc. 8.695% due 09/24/2028	500	502
Scientific Games Holdings LP 8.580% (TSFR03M + 3.250%) due 04/04/2029 ~	646	646
SCIH Salt Holdings, Inc. 9.329% (TSFR1M + 4.000%) due 03/16/2027 ~	2,012	2,018
Sedgwick Claims Management Services, Inc. 9.077% (TSFR1M + 3.750%) due 02/24/2028 ~	1,587	1,592
Select Medical Corp. 8.330% (TSFR1M + 3.000%) due 03/06/2027 ~	574	576
Simon & Schuster, Inc. 9.317% (TSFR03M + 4.000%) due 10/30/2030 ~	200	201
Solis BV 8.824% (TSFR03M + 3.500%) due 02/26/2029 ~	4,440	4,397

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Specialty Building Products Holdings LLC 9.177% due 10/15/2028	596	595
Spirit AeroSystems, Inc. 9.563% (TSFR03M + 4.250%) due 01/15/2027 ~	296	298
Spring Education Group, Inc. 9.809% (TSFR03M + 4.500%) due 10/04/2030 ~	299	301
Staples, Inc. TBD% due 04/16/2026	2,800	2,778
Star Parent, Inc. 9.309% (TSFR03M + 4.000%) due 09/27/2030 ~	3,700	3,682
Sunshine Investments BV 9.057% (TSFR03M + 3.750%) due 07/12/2029 ~	471	472
Surgery Center Holdings, Inc. 8.829% (TSFR1M + 3.500%) due 12/19/2030 ~	1,447	1,456
Syniverse Holdings, Inc. 12.302% (TSFR03M + 7.000%) due 05/13/2027 ~	2,350	2,249
Taboola.com Ltd. 9.445% (TSFR1M + 4.000%) due 09/01/2028 ~	339	339
Tacala, LLC TBD% due 01/31/2031	500	501
Tempo Acquisition LLC 8.080% (TSFR1M + 2.750%) due 08/31/2028 ~	496	498
Teneo Holdings LLC TBD% due 03/13/2031	700	703
TGP Holdings LLC 8.680% (TSFR1M + 3.250%) due 06/29/2028 ~	600	571
TK Elevator U.S. Newco, Inc. 8.791% - 8.821% due 04/30/2030 ~	4,642	4,663
Topgolf Callaway Brands Corp. TBD% due 03/15/2030	1,222	1,224
TransDigm, Inc.
8.059% (TSFR03M + 3.250%) due 02/22/2027 ~	1,396	1,401
8.570% (TSFR03M + 3.250%) due 08/24/2028 ~	4,431	4,451
Travel + Leisure Co. 8.679% due 12/14/2029	798	801
Trident TPI Holdings, Inc.
TBD% due 09/15/2028	1,046	1,048
TBD% (TSFR03M + 4.500%) due 09/15/2028 ~	149	149
TBD% (TSFR03M + 5.250%) due 09/15/2028 ~	398	400
Triton Water Holdings, Inc.
8.562% (TSFR03M + 3.250%) due 03/31/2028 ~	4,169	4,131
9.312% (TSFR03M + 4.000%) due 03/31/2028 ~	300	297
Truist Insurance Holdings LLC TBD% due 03/24/2031	3,100	3,099
UFC Holdings LLC TBD% due 04/29/2026	1,052	1,055
UGI Energy Services LLC 8.680% (TSFR1M + 3.250%) due 02/22/2030 ~	568	571
UKG, Inc. 8.814% (TSFR03M + 3.500%) due 02/10/2031 ~	3,161	3,181
UPC Financing Partnership TBD% due 01/31/2029	1,075	1,072
USI, Inc.
8.302% (TSFR03M + 3.000%) due 11/22/2029 ~	766	768
8.552% - 8.559% (TSFR03M + 3.250%) due 09/27/2030 ~	499	500
Virgin Media Bristol LLC
TBD% due 01/31/2028	2,900	2,861
TBD% due 01/31/2029	2,450	2,429
Wand NewCo 3, Inc. 9.080% (TSFR1M + 3.750%) due 01/30/2031 ~	800	803
Whatabrands LLC 8.692% (TSFR1M + 3.250%) due 08/03/2028 ~	3,227	3,233
White Cap Buyer LLC 9.080% (TSFR1M + 3.750%) due 10/19/2027 ~	1,740	1,747
Windsor Holdings LLC 9.326% (TSFR1M + 4.000%) due 08/01/2030 ~	698	702
Windstream Services LLC 11.680% due 09/21/2027	491	481
Wood Mackenzie Ltd. 8.814% (TSFR03M + 3.500%) due 01/31/2031 ~	625	628
Worldpay LLC 8.309% (TSFR1M + 3.000%) due 01/31/2031 ~	1,500	1,507
Worldwide Express Operations LLC 9.571% (TSFR03M + 4.000%) due 07/26/2028 ~	839	836
Wrench Group, LLC 9.571% (TSFR03M + 4.000%) due 10/30/2028 ~	1,800	1,808
WS Audiology TBD% due 02/27/2029	575	577

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Zayo Group Holdings, Inc. TBD% due 03/09/2027	2,300	2,025

Total Loan Participations and Assignments (Cost $278,432)		281,352

CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 0.7%
Alliant Holdings Intermediate LLC 7.000% due 01/15/2031	500	505
Freedom Mortgage Corp. 12.000% due 10/01/2028	450	491
Panther Escrow Issuer LLC 7.125% due 06/01/2031 (a)	400	407
PRA Group, Inc. 8.375% due 02/01/2028	500	498
Starwood Property Trust, Inc. 3.750% due 12/31/2024	400	393

		2,294

INDUSTRIALS 3.1%
Allegiant Travel Co. 7.250% due 08/15/2027	300	299
American Airlines Pass-Through Trust 3.375% due 11/01/2028	173	163
Community Health Systems, Inc. 5.250% due 05/15/2030	400	327
Foundation Building Materials, Inc. 6.000% due 03/01/2029	250	230
Global Partners LP 8.250% due 01/15/2032	100	104
GYP Holdings Corp. 4.625% due 05/01/2029	500	465
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	800	847
Manitowoc Co., Inc. 9.000% due 04/01/2026	500	501
NCL Corp. Ltd. 8.125% due 01/15/2029	400	424
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	100	101
Option Care Health, Inc. 4.375% due 10/31/2029	900	826
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	850	794
Rand Parent LLC 8.500% due 02/15/2030	100	99
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	400	375
9.750% due 11/15/2030	250	280
Star Parent, Inc. 9.000% due 10/01/2030	200	212
Station Casinos LLC 6.625% due 03/15/2032	400	404
Surgery Center Holdings, Inc. 7.250% due 04/15/2032 (a)	600	605
TransDigm, Inc. 7.125% due 12/01/2031	400	413
Triumph Group, Inc. 9.000% due 03/15/2028	540	570
Wand NewCo 3, Inc. 7.625% due 01/30/2032	200	207
White Cap Buyer LLC 6.875% due 10/15/2028	900	884
XPO, Inc. 7.125% due 02/01/2032	200	206
ZF North America Capital, Inc.
6.875% due 04/14/2028	150	156
7.125% due 04/14/2030	150	158

		9,650

Total Corporate Bonds & Notes (Cost $11,483)		11,944

SHORT-TERM INSTRUMENTS 24.5%
REPURCHASE AGREEMENTS (d) 24.4%		76,900

U.S. TREASURY BILLS 0.1%
5.384% due 06/13/2024 (b)(c)	479	474

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $77,374)	77,374

Total Investments in Securities (Cost $367,289)	370,670

Total Investments 117.4% (Cost $367,289)	$370,670
Financial Derivative Instruments (e)(f) 0.1%(Cost or Premiums, net $(123))	274
Other Assets and Liabilities, net (17.5)%	(55,232)

Net Assets 100.0%	$315,712

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.400%	04/01/2024	04/02/2024	$37,500	U.S. Treasury Notes 1.625% due 05/15/2031	$(38,311)	$37,500	$37,500
5.440	03/28/2024	04/01/2024	39,300	Ginnie Mae 5.500% due 10/20/2052	(40,613)	39,300	39,324
5.450	04/01/2024	04/02/2024	100	U.S. Treasury Notes 2.625% due 02/15/2029	(102)	100	100

Total Repurchase Agreements	$(79,026)	$76,900	$76,924

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(6) at a weighted average interest rate of 5.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2024	14	$1,551	$(14)	$0	$(1)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	8	$(1,636)	$1	$2	$0
U.S. Treasury 5-Year Note June Futures	06/2024	17	(1,819)	13	2	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	11	(1,261)	(12)	0	0

$2	$4	$0

Total Futures Contracts	$(12)	$4	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$1,500	$107	$4	$111	$0	$0

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value		Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$330	$617		$11	$0

Total Swap Agreements						$394	$334	$728		$11	$0

Cash of $548 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)								FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$28,900	$(361)	$457	$96	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.128% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	14,600	(156)	320	164	0

Total Swap Agreements								$(517)	$777	$260	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments						$0	$280,578	$774		$281,352
Corporate Bonds & Notes
Banking & Finance						0	2,294	0		2,294
Industrials						0	9,650	0		9,650
Short-Term Instruments
Repurchase Agreements						0	76,900	0		76,900
U.S. Treasury Bills						0	474	0		474

Total Investments						$0	$369,896	$774		$370,670

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	15	0		15
Over the counter						0	260	0		260

						$0	$275	$0		$275
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(1)	$0		$(1)

Total Financial Derivative Instruments						$0	$274	$0		$274

Totals						$0	$370,170	$774		$370,944

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
MUNICIPAL BONDS & NOTES 90.1%
ALABAMA 4.4%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.990% (MUNIPSA) due 10/01/2052 ~	$1,500	$1,453
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	680	719
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,160
5.500% due 06/01/2049	1,470	1,567
5.500% due 10/01/2054	2,400	2,629
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2025	1,000	1,016
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,107
Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023 5.000% due 11/15/2025	1,000	1,019
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,625	4,456
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	3,000	3,380
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	445
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	2,000
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	2,400	2,540

		24,491

ARIZONA 1.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 3.890% (MUNIPSA) due 01/01/2046 ~	1,125	1,112
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 3.750% due 03/01/2039	1,000	993
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	200
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,500	1,547
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	351
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014 4.750% due 07/01/2044	1,410	1,413
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,350	1,333
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2028	1,425	1,560

		8,509

CALIFORNIA 9.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.050% (MUNIPSA) due 04/01/2056 ~	2,000	1,953
4.090% (MUNIPSA) due 04/01/2056 ~	1,500	1,483
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,258
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,500	2,677
5.250% due 01/01/2054	2,000	2,109
5.250% due 11/01/2054	3,900	4,198
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	501
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	3,000	2,990
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.340% (MUNIPSA) due 12/01/2050 ~	1,000	977
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,250	2,319
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	1,000	1,187
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,250	1,344

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

California State General Obligation Notes, Series 2023 5.000% due 09/01/2025	5,000	5,129
California State Public Works Board Revenue Notes, Series 2021 5.000% due 11/01/2029	1,500	1,690
California Statewide Communities Development Authority Revenue Notes, Series 2021 1.462% due 02/01/2028	3,680	3,269
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	2,500	2,344
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	2,135	2,140
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 0.988% due 06/01/2024	2,000	1,985
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,220	2,228
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 3.780% (MUNIPSA) due 07/01/2047 ~	1,200	1,200
Pasadena Unified School District, California General Obligation Notes, Series 2021 2.000% due 08/01/2025	2,110	2,063
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	1,535	1,551
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,305
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	963
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,103

		50,966

COLORADO 3.6%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,742
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.190% (MUNIPSA) due 05/15/2061 ~	5,000	4,966
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,075
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	2,500	2,938
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	330	312
Colorado Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2026	500	520
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 3.914% (SOFRRATE) due 09/01/2039 ~	3,000	2,995
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2024	325	326
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	5,500	5,447

		20,321

CONNECTICUT 3.2%
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020 5.000% due 05/01/2025	350	356
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,027
Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,065
5.000% due 07/01/2029	3,000	3,338
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	358
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,647
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2013 4.200% due 07/01/2042	10,000	10,000

		17,791

DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	721
1.250% due 10/01/2045	2,000	1,881

		2,602

DISTRICT OF COLUMBIA 0.2%
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Notes, Series 2023 5.000% due 07/15/2025	1,000	1,022

FLORIDA 1.7%
Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2025	3,800	3,842
5.000% due 09/01/2026	1,550	1,600

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Florida Municipal Power Agency Revenue Notes, Series 2019 5.000% due 10/01/2025	250	256
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,014
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2024	710	715
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	2,000	2,025

		9,452

GEORGIA 4.2%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,569
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2029	1,625	1,766
5.000% due 04/01/2030	1,500	1,657
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	4,350	4,327
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	2,600	2,793
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	1,000	995
5.000% due 12/01/2052	3,000	3,144
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	750	791
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,600	2,787
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2021 4.000% due 12/01/2024	750	746
Municipal Electric Authority of Georgia Revenue Bonds, Series 2012 5.000% due 01/01/2039	1,500	1,500
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2025	200	202
5.000% due 01/01/2026	385	395

		23,672

HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	3,000	3,001

ILLINOIS 5.0%
Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2028	1,465	1,576
5.000% due 01/01/2029	2,000	2,197
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	3,000	3,263
Cook County, Illinois General Obligation Notes, Series 2021 5.000% due 11/15/2024	1,750	1,762
Illinois Finance Authority Revenue Bonds, Series 2021 4.340% (MUNIPSA) due 05/01/2042 ~	1,000	982
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	260
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,700	1,738
5.000% due 10/01/2028	3,200	3,456
5.500% due 05/01/2030	7,750	8,485
Illinois State Toll Highway Authority Revenue Notes, Series 2024
5.000% due 01/01/2030	1,000	1,121
5.000% due 01/01/2031	1,250	1,426
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,125	1,110
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 2.325% due 01/01/2025	1,000	977

		28,353

INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	2,500	2,326
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	931
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,129
Indiana Finance Authority Revenue Notes, Series 2021 0.650% due 08/01/2025	4,500	4,233

		9,619

IOWA 0.4%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.750% due 08/15/2032	925	925

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 6.213% due 08/15/2029	1,400	1,400

		2,325

KANSAS 1.4%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	5,500	5,514
Kansas Department of Transportation State Revenue Bonds, Series 2004 4.308% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,502

		8,016

KENTUCKY 1.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015 4.250% due 07/01/2035	1,000	1,000
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	499
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	2,505	2,506
Kentucky State Property & Building Commission Revenue Bonds, Series 2016 5.000% due 11/01/2028	1,810	1,892
Kentucky State Property & Building Commission Revenue Notes, Series 2022 5.000% due 06/01/2031	500	568

		6,465

LOUISIANA 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,650
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	2,925	2,907
2.375% due 06/01/2037	2,810	2,692

		7,249

MARYLAND 0.8%
Howard County, Maryland General Obligation Notes, Series 2018 5.000% due 02/15/2027	3,000	3,180
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,513

		4,693

MASSACHUSETTS 1.7%
Commonwealth of Massachusetts Revenue Bonds,(BAM,NPFGC Insured), Series 2005 5.500% due 01/01/2034	5,000	5,938
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2029	1,300	1,457
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.240% (MUNIPSA) due 07/01/2049 ~	1,750	1,744
Massachusetts State College Building Authority Revenue Notes, Series 2022 5.000% due 05/01/2024	500	501

		9,640

MICHIGAN 2.2%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.346% (TSFR3M) due 07/01/2032 ~	2,000	1,913
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.390% (MUNIPSA) due 04/15/2047 ~	3,000	2,976
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,781
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 02/28/2029 (a)	900	972
5.000% due 02/28/2030 (a)	1,170	1,281
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	565	551
Michigan State Building Authority Revenue Bonds, Series 2020 3.740% due 10/15/2042	1,000	1,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	500	500
Michigan Trunk Line State Revenue Notes, Series 2023 5.000% due 11/15/2026	1,500	1,577

		12,551

MINNESOTA 0.3%
Minneapolis, Minnesota Revenue Bonds, Series 2018 4.520% due 11/15/2048	1,900	1,900

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

MISSOURI 1.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	2,650	3,106
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,166
St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured), Series 2022 4.000% due 04/01/2024	2,000	2,000

		6,272

MULTI-STATE 0.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.548% due 08/25/2040	4,493	4,472

NEBRASKA 0.8%
Douglas County, Nebraska Revenue Bonds, Series 2021 4.170% (MUNIPSA) due 07/01/2035 ~	2,450	2,416
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,750	1,888

		4,304

NEVADA 0.8%
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,384
Washoe County, Nevada Revenue Bonds, Series 2016 3.625% due 03/01/2036	2,000	2,014

		4,398

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	261
4.000% due 01/01/2027	250	246

		507

NEW JERSEY 4.3%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	7,000	7,041
New Jersey Economic Development Authority Revenue Notes, Series 2022 5.000% due 11/01/2024	825	831
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,200	2,361
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	916
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2028	2,000	2,170
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	5,000	5,187
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	604
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2026	4,750	4,916

		24,026

NEW YORK 12.5%
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,000	2,022
Iroquois Central School District, New York General Obligation Notes, Series 2023 4.500% due 06/21/2024	1,550	1,552
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.090% (MUNIPSA) due 09/01/2038 ~	2,000	1,980
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.364% (SOFRRATE) due 11/01/2032 ~	1,500	1,499
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	675	723
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 4.450% due 06/15/2050	4,000	4,000
New York City, New York General Obligation Bonds, Series 2012 4.450% due 04/01/2042	6,300	6,300
New York City, New York General Obligation Bonds, Series 2015 4.450% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2018 4.450% due 12/01/2047	5,000	5,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	1,965	1,867
3.620% due 05/01/2061	7,505	7,505
New York City, New York Industrial Development Agency Revenue Bonds, Series 2007 4.700% due 10/01/2042	17,100	17,100

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.450% due 06/15/2048	4,700	4,700
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,288
New York City, New York Transitional Finance Authority Revenue Notes, Series 2023 5.000% due 05/01/2027	1,250	1,329
New York Power Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,700	1,836
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 02/15/2028	4,565	4,793
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,502
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 11/15/2029	1,110	1,196
Schenectady County Capital Resource Corp. Union College Project, New York General Obligation Notes Series 2023 4.500% due 06/14/2024	1,075	1,077

		70,269

OHIO 1.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	2,000	1,974
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,918
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	2,058
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2029 (c)	500	415

		7,365

OREGON 0.4%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2027 (c)	325	291
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	148
Oregon State General Obligation Notes, Series 2023 5.000% due 05/01/2026	1,625	1,691

		2,130

PENNSYLVANIA 3.9%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.340% (MUNIPSA) due 11/15/2047 ~	5,000	4,962
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.914% (SOFRRATE) due 07/01/2031 ~	3,525	3,471
Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	2,500	2,508
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.740% (MUNIPSA) due 08/15/2038 ~(d)	2,430	2,403
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	4,500	4,654
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.848% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	750
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020 3.000% due 01/01/2025	1,020	1,008
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	897
4.000% due 07/01/2026	1,250	1,247

		21,900

PUERTO RICO 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,777
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (c)	437	433
0.000% due 07/01/2027 (c)	1,843	1,632

		6,842

SOUTH CAROLINA 0.5%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,518
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,272

		2,790

TENNESSEE 1.5%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023
5.000% due 07/01/2028	700	760
5.000% due 07/01/2029	1,000	1,106

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,508
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,250	1,336
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,220	3,403
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2021 5.000% due 11/01/2024	250	251

		8,364

TEXAS 9.9%
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2026	280	283
Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2024	850	857
5.000% due 11/15/2025	1,200	1,234
Central Texas Regional Mobility Authority Revenue Notes, Series 2018 5.000% due 01/01/2027	1,100	1,144
County of Williamson, Texas General Obligation Notes, Series 2023 5.000% due 02/15/2025	2,500	2,534
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023 5.000% due 11/01/2028	2,000	2,181
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2028	2,000	2,044
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023 5.000% due 08/15/2025	1,500	1,535
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	402
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	2,500	2,437
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,657
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,589
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	550	570
Harris County, Texas General Obligation Bonds, Series 2015 5.000% due 10/01/2026	2,920	2,986
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2027	2,000	2,108
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,361
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2027	2,750	2,894
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	730	722
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,451
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,236
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	741
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,268
San Antonio, Texas General Obligation Notes, Series 2023 5.000% due 02/01/2025	5,000	5,067
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,900	1,955
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2026	225	235
Tarrant Regional Water District, Texas Revenue Notes, Series 2021 1.050% due 09/01/2027	5,000	4,465
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.196% (TSFR3M) due 12/15/2026 ~	1,000	992
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2023 5.500% due 01/01/2054	1,800	1,949
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2026	1,750	1,796
Texas Water Development Board Revenue Notes, Series 2022 5.000% due 10/15/2025	1,250	1,285
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	1,000	1,002
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021 4.000% due 03/01/2026	525	532

		55,512

UTAH 0.1%
City of Salt Lake, Utah Revenue Notes, Series 2021
5.000% due 07/01/2024	350	351

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

5.000% due 07/01/2025	450	459

		810

VIRGINIA 1.6%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,754
Richmond Redevelopment & Housing Authority, Virginia Revenue Notes, Series 2023 4.250% due 03/01/2026	1,500	1,505
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,300	1,304
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,551
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,143

		9,257

WASHINGTON 1.9%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 3.840% (MUNIPSA) due 11/01/2045 ~	4,500	4,436
Grant County, Washington Public Utility District No 2, Revenue Notes, Series 2023
5.000% due 01/01/2025	725	733
5.000% due 01/01/2026	500	516
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 3.890% (MUNIPSA) due 05/01/2045 ~	3,000	2,926
State of Washington General Obligation Refunding Notes, Series 2022 4.000% due 07/01/2026	1,000	1,021
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	1,347	1,214

		10,846

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	3,000	2,990

WISCONSIN 2.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,516
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	304
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.450% due 04/01/2048	5,000	5,000
Wisconsin Department of Transportation Revenue Notes, Series 2023 5.000% due 07/01/2025	750	767
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 3.820% (MUNIPSA) due 08/15/2054 ~	2,500	2,465

		11,052

Total Municipal Bonds & Notes (Cost $506,504)		506,744

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.500% due 11/30/2024	1,100	1,073

Total U.S. Treasury Obligations (Cost $1,101)		1,073

SHORT-TERM INSTRUMENTS 9.8%
REPURCHASE AGREEMENTS (e) 0.4%		2,445

U.S. TREASURY BILLS 7.2%
5.358% due 05/02/2024 - 06/06/2024 (b)(c)	41,000	40,725

MUNICIPAL BONDS & NOTES 2.2%
Los Angeles County, California Facilities Inc Revenue Notes, Series 2023 5.000% due 06/28/2024	5,000	5,015
Port of Los Angeles, California Revenue Notes, Series 2023 5.000% due 06/27/2024	4,600	4,613

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

School District of Broward County, Florida Revenue Notes, Series 2023 5.000% due 06/28/2024	2,500	2,507

Total Municipal Bonds & Notes (Cost $12,150)		12,135

Total Short-Term Instruments (Cost $55,322)		55,305

Total Investments in Securities (Cost $562,927)		563,122

Total Investments 100.1% (Cost $562,927)		$563,122
Other Assets and Liabilities, net (0.1)%		(303)

Net Assets 100.0%		$562,819

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Coupon represents a weighted average yield to maturity.
	(c)						Zero coupon security.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.740%			08/15/2038	09/14/2021	$2,476	$2,403	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$2,445	U.S. Treasury Notes 4.250% due 12/31/2025	$(2,494)	$2,445	$2,446

Total Repurchase Agreements						$(2,494)	$2,445	$2,446

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$24,491	$0	$24,491
	Arizona			0	8,509	0	8,509
	California			0	50,966	0	50,966
	Colorado			0	20,321	0	20,321
	Connecticut			0	17,791	0	17,791
	Delaware			0	2,602	0	2,602
	District of Columbia			0	1,022	0	1,022
	Florida			0	9,452	0	9,452
	Georgia			0	23,672	0	23,672
	Hawaii			0	3,001	0	3,001
	Illinois			0	28,353	0	28,353
	Indiana			0	9,619	0	9,619
	Iowa			0	2,325	0	2,325
	Kansas			0	8,016	0	8,016
	Kentucky			0	6,465	0	6,465
	Louisiana			0	7,249	0	7,249
	Maryland			0	4,693	0	4,693
	Massachusetts			0	9,640	0	9,640
	Michigan			0	12,551	0	12,551
	Minnesota			0	1,900	0	1,900
	Missouri			0	6,272	0	6,272
	Multi-State			0	4,472	0	4,472
	Nebraska			0	4,304	0	4,304
	Nevada			0	4,398	0	4,398
	New Hampshire			0	507	0	507
	New Jersey			0	24,026	0	24,026
	New York			0	70,269	0	70,269
	Ohio			0	7,365	0	7,365
	Oregon			0	2,130	0	2,130
	Pennsylvania			0	21,900	0	21,900
	Puerto Rico			0	6,842	0	6,842
	South Carolina			0	2,790	0	2,790
	Tennessee			0	8,364	0	8,364
	Texas			0	55,512	0	55,512
	Utah			0	810	0	810
	Virginia			0	9,257	0	9,257

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

Washington	0	10,846	0	10,846
West Virginia	0	2,990	0	2,990
Wisconsin	0	11,052	0	11,052
U.S. Treasury Obligations	0	1,073	0	1,073
Short-Term Instruments
Repurchase Agreements	0	2,445	0	2,445
U.S. Treasury Bills	0	40,725	0	40,725
Municipal Bonds & Notes	0	12,135	0	12,135

Total Investments	$0	$563,122	$0	$563,122

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO ETF-Ultra Short Government Active Exchange-Traded Fund	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
SHORT-TERM INSTRUMENTS 99.9%
U.S. TREASURY BILLS 99.9%
5.379% due 04/16/2024 - 07/23/2024 (a)(b)	$252,500	$249,538

Total Short-Term Instruments (Cost $249,532)		249,538

Total Investments in Securities (Cost $249,532)		249,538

Total Investments 99.9% (Cost $249,532)		$249,538
Other Assets and Liabilities, net 0.1%		203

Net Assets 100.0%		$249,741

Schedule of Investments PIMCO ETF-Ultra Short Government Active Exchange-Traded Fund (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Short-Term Instruments
U.S. Treasury Bills	$0	$249,538	$0	$249,538

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 18.5% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be

Notes to Financial Statements (Cont.)

realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed

Notes to Financial Statements (Cont.)

from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of March 31, 2024, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund and PIMCO Active Bond Exchange-Traded Fund considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2024 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$25,063	$95,359	$(92,667)	$0	$0	$27,755	$1,191	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	2,928	26,646	(24,395)	0	0	5,179	220	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	149	26,061	(26,210)	0	0	0	13	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Notes to Financial Statements (Cont.)

The tables below show the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2024 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$0	$25,044	$0	$0	$91	$25,135	$217	$0
PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	0	19,257	0	0	732	19,989	210	0
PIMCO Senior Loan Active Exchange-Traded Fund	18,827	16,451	0	0	803	36,081	1,879	0

PIMCO Commodity Strategy Active Exchange-Traded Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	$0	$17,772	$0	$0	$81	$17,853	$211	$0

PIMCO Multisector Bond Active Exchange-Traded Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Senior Loan Active Exchange-Traded Fund	$0	$3,366	$0	$0	$20	$3,386	$50	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RCY	Royal Bank of Canada
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities, Inc.	SOG	Societe Generale Paris
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	HUF	Hungarian Forint	SEK	Swedish Krona
CHF	Swiss Franc	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	USD (or $)	United States Dollar
CZK	Czech Koruna	KRW	South Korean Won	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
ICE	IntercontinentalExchange®

Index/Spread Abbreviations:
BCOMAG	Bloomberg Agriculture Subindex	JMABNIC	J.P. Morgan Nic Custom Index	SOFRINDX	Secured Overnight Financing Rate Index
BRENT	Brent Crude	JMABNIC5	J.P. Morgan Custom Commodity Index	TSFR1M	Term SOFR 1-Month
CAONREPO	Canadian Overnight Repo Rate Average	LIBOR03M	3 Month USD-LIBOR	TSFR03M	Term SOFR 3-Month
CDX.EM	Credit Derivatives Index - Emerging Markets	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR06M	Term SOFR 6-Month
CDX.IG	Credit Derivatives Index - Investment Grade	PIMCODB	PIMCO Custom Commodity Basket	US0001M	ICE 1-Month USD LIBOR
H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	JSC	Joint Stock Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	oz.	Ounce	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate
DAC	Designated Activity Company